UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 35

Item 1.	Reports to Stockholders

[Attached EDGARIZED SEMI-ANNUAL REPORT]

Semi-Annual Report June 30, 2014

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering 27 Portfolios

•	Growth Stock Portfolio
•	Focused Appreciation Portfolio
•	Large Cap Core Stock Portfolio
•	Large Cap Blend Portfolio
•	Index 500 Stock Portfolio
•	Large Company Value Portfolio
•	Domestic Equity Portfolio
•	Equity Income Portfolio
•	Mid Cap Growth Stock Portfolio
•	Index 400 Stock Portfolio
•	Mid Cap Value Portfolio
•	Small Cap Growth Stock Portfolio
•	Index 600 Stock Portfolio
•	Small Cap Value Portfolio
•	International Growth Portfolio
•	Research International Core Portfolio
•	International Equity Portfolio
•	Emerging Markets Equity Portfolio
•	Money Market Portfolio
•	Short-Term Bond Portfolio
•	Select Bond Portfolio
•	Long-Term U.S. Government Bond Portfolio
•	Inflation Protection Portfolio
•	High Yield Bond Portfolio
•	Multi-Sector Bond Portfolio
•	Balanced Portfolio
•	Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Table of Contents

Series Fund Overviews and Schedules of Investments:
Growth Stock Portfolio	1
Focused Appreciation Portfolio	3
Large Cap Core Stock Portfolio	6
Large Cap Blend Portfolio	8
Index 500 Stock Portfolio	10
Large Company Value Portfolio	16
Domestic Equity Portfolio	20
Equity Income Portfolio	22
Mid Cap Growth Stock Portfolio	26
Index 400 Stock Portfolio	28
Mid Cap Value Portfolio	33
Small Cap Growth Stock Portfolio	37
Index 600 Stock Portfolio	40
Small Cap Value Portfolio	47
International Growth Portfolio	50
Research International Core Portfolio	53
International Equity Portfolio	57
Emerging Markets Equity Portfolio	61
Money Market Portfolio	65
Short-Term Bond Portfolio	68
Select Bond Portfolio	77
Long-Term U.S. Government Bond Portfolio	94
Inflation Protection Portfolio	99
High Yield Bond Portfolio	110
Multi-Sector Bond Portfolio	122
Balanced Portfolio	141
Asset Allocation Portfolio	165
Statements of Assets and Liabilities	186
Statements of Operations	190
Statements of Changes in Net Assets	194
Statement of Cash Flows	202
Financial Highlights	204
Notes to Financial Statements	212
Proxy Voting and Portfolio Holdings	236
Approval and Continuance of Investment Advisory and Sub-Advisory Agreements	237

Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

Growth Stock Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,043.17	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Growth Stock Portfolio   1

Growth Stock Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (17.9%)

*	Amazon.com, Inc.	40,790	13,248
*	AMC Networks, Inc. - Class A	60,670	3,730
	Comcast Corp. - Class A	364,290	19,555
	Delphi Automotive PLC	168,530	11,585
*	Dollar General Corp.	113,400	6,505
	The Home Depot, Inc.	202,260	16,375
	Las Vegas Sands Corp.	111,280	8,482
*	Michael Kors Holdings, Ltd.	81,300	7,207
	NIKE, Inc. - Class B	146,070	11,328
*	Priceline.com, Inc.	8,080	9,720
	PVH Corp.	89,830	10,474
	Starbucks Corp.	32,460	2,512
	Twenty-First Century Fox, Inc.	300,670	10,568
*	Under Armour, Inc.	106,190	6,317
*	Urban Outfitters, Inc.	203,680	6,897
	Viacom, Inc. - Class B	127,530	11,061

	Total		155,564

	Consumer Staples (11.2%)

	Coca-Cola Enterprises, Inc.	215,770	10,309
	Colgate-Palmolive Co.	207,980	14,180
	Costco Wholesale Corp.	110,790	12,759
	CVS Caremark Corp.	149,350	11,257
	Mondelez International, Inc.	234,550	8,821
	PepsiCo, Inc.	252,230	22,534
	Philip Morris International, Inc.	207,580	17,501

	Total		97,361

	Energy (6.6%)

	EOG Resources, Inc.	142,900	16,699
	Halliburton Co.	217,320	15,432
	Schlumberger, Ltd.	209,360	24,694

	Total		56,825

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Financials (5.7%)

	American Express Co.	139,260	13,212
	Ameriprise Financial, Inc.	86,660	10,399
	BlackRock, Inc.	30,910	9,879
	Discover Financial Services	115,530	7,161
	Intercontinental Exchange, Inc.	46,010	8,691

	Total		49,342

	Health Care (14.3%)

*	Alexion Pharmaceuticals, Inc.	62,990	9,842
*	Biogen Idec, Inc.	38,440	12,120
	Bristol-Myers Squibb Co.	267,960	12,999
*	Forest Laboratories, Inc.	93,030	9,210
*	Gilead Sciences, Inc.	219,160	18,171
*	Illumina, Inc.	60,660	10,830
	McKesson Corp.	68,710	12,794
*	Mylan, Inc.	121,310	6,255
	Perrigo Co. PLC	49,750	7,252
*	Regeneron Pharmaceuticals, Inc.	20,780	5,870
	UnitedHealth Group, Inc.	104,960	8,580
*	Vertex Pharmaceuticals, Inc.	102,520	9,707

	Total		123,630

	Industrials (10.6%)

	Cummins, Inc.	109,930	16,961
	Danaher Corp.	146,920	11,567
	FedEx Corp.	58,430	8,845
	Fluor Corp.	148,410	11,413
	Honeywell International, Inc.	181,930	16,911
	Precision Castparts Corp.	54,720	13,811
	Tyco International, Ltd.	272,540	12,428

	Total		91,936

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (27.7%)

	Accenture PLC - Class A	137,590	11,123
*	Adobe Systems, Inc.	130,390	9,435
	Apple, Inc.	463,190	43,044
*	Cognizant Technology Solutions Corp. - Class A	175,590	8,588
	EMC Corp.	390,970	10,298
*	Facebook, Inc. - Class A	258,710	17,409
*	Google, Inc. - Class A	31,610	18,481
*	Google, Inc. - Class C	31,610	18,185
	Intuit, Inc.	160,490	12,924
*	Juniper Networks, Inc.	444,900	10,918
	Microsoft Corp.	835,760	34,851
*	Salesforce.com, Inc.	182,110	10,577
	SanDisk Corp.	74,480	7,778
	Visa, Inc. - Class A	81,760	17,228
	Xilinx, Inc.	197,200	9,329

	Total		240,168

	Materials (4.0%)

	Eastman Chemical Co.	114,810	10,029
	Martin Marietta Materials, Inc.	66,060	8,723
	Praxair, Inc.	118,520	15,744

	Total		34,496

	Total Common Stocks
	(Cost: $673,247)		849,322

	Total Investments (98.0%)
	(Cost: $673,247)(a)		849,322

	Other Assets, Less Liabilities (2.0%)		16,926

	Net Assets (100.0%)		866,248

*	Non-Income Producing

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $673,247 and the net unrealized appreciation of investments based on that cost was $176,074 which is comprised of $181,104 aggregate gross unrealized appreciation and $5,030 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$849,322	$—	$—

Total	$849,322	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

2  Growth Stock Portfolio

Focused Appreciation Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

As a non-diversified portfolio, the Portfolio may hold fewer securities because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,008.19	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.21

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Focused Appreciation Portfolio  3

Focused Appreciation Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Common Stocks (93.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (27.7%)

*	Amazon.com, Inc.	59,976	19,479
	Comcast Corp. - Class A	281,324	15,101
	Delphi Automotive PLC	336,260	23,115
	Lowe’s Cos., Inc.	437,039	20,974
	Marriott International, Inc. - Class A	221,449	14,195
*	MGM Resorts International	289,332	7,638
*	Panera Bread Co. - Class A	52,813	7,913
*	The Priceline Group, Inc.	17,989	21,641
	Starbucks Corp.	196,921	15,238
	The TJX Cos., Inc.	303,691	16,141
	Twenty-First Century Fox, Inc.	576,874	20,277

	Total		181,712

	Consumer Staples (1.3%)

*	Monster Beverage Corp.	119,768	8,507

	Total		8,507

	Financials (9.4%)

	Aon PLC	179,267	16,150
	Crown Castle International Corp.	169,219	12,566
*	E*TRADE Financial Corp.	80,983	1,722
	Intercontinental Exchange, Inc.	57,365	10,836
	U.S. Bancorp	461,931	20,011

	Total		61,285

	Health Care (18.2%)

*	athenahealth, Inc.	47,466	5,939
*	Biogen Idec, Inc.	43,583	13,742
*	Celgene Corp.	262,388	22,534
*	Endo International PLC	259,413	18,164
*	Gilead Sciences, Inc.	211,537	17,539
*	Pharmacyclics, Inc.	55,869	5,012
*	Valeant Pharmaceuticals International, Inc.	139,293	17,568
	Zoetis, Inc.	588,423	18,988

	Total		119,486

	Industrials (11.8%)

	Canadian Pacific Railway, Ltd.	153,136	27,739
	Cummins, Inc.	50,128	7,734
	Nielsen NV	262,152	12,691
	Precision Castparts Corp.	116,321	29,359

	Total		77,523

	Information Technology (19.8%)

	Amphenol Corp. - Class A	96,692	9,315
	ARM Holdings PLC, ADR	326,927	14,790
*	CoStar Group, Inc.	63,140	9,987
*	Google, Inc. - Class C	60,568	34,844
*	LinkedIn Corp. - Class A	38,980	6,684
	MasterCard, Inc. - Class A	274,266	20,150
*	salesforce.com, Inc.	391,025	22,711

	Common Stocks (93.0%)		Shares/ $ Par	Value $ (000’s)

	Information Technology continued

	TE Connectivity, Ltd.		77,333	4,782
*	Yahoo!, Inc.		175,698	6,172

	Total			129,435

	Materials (3.7%)

	Monsanto Co.		195,130	24,341

	Total			24,341

	Telecommunication Services (1.1%)

*	T-Mobile US, Inc.		206,099	6,929

	Total			6,929

	Total Common Stocks (Cost: $503,078)			609,218

	Foreign Common Stocks (3.2%)	Country

	Information Technology (1.6%)

	Tencent Holdings, Ltd.	Cayman Islands	679,500	10,363

	Total			10,363

	Telecommunication Services (1.6%)

	Iliad SA	France	34,975	10,570

	Total			10,570

	Total Foreign Common Stocks (Cost: $17,360)			20,933

	Short-Term Investments (3.4%)

	Commercial Paper (3.4%)

	BNP Paribas Finance, Inc., 0.01%, 7/1/14		22,200,000	22,200

	Total			22,200

	Total Short-Term Investments (Cost: $22,200)			22,200

	Total Investments (99.6%) (Cost: $542,638)(a)			652,351

	Other Assets, Less Liabilities (0.4%)			2,458

	Net Assets (100.0%)			654,809

The Accompanying Notes are an Integral Part of the Financial Statements.

4  Focused Appreciation Portfolio

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $542,638 and the net unrealized appreciation of investments based on that cost was $109,714 which is comprised of $114,807 aggregate gross unrealized appreciation and $5,093 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$609,218	$—	$—
Foreign Common Stocks	20,933	—	—
Short-Term Investments	—	22,200	—

Total	$630,151	$22,200	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio  5

Large Cap Core Stock Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,074.07	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6  Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.4%)

Comcast Corp. - Class A	119,152	6,396
McDonald’s Corp.	131,278	13,225
Target Corp.	139,553	8,087
Time Warner Cable, Inc.	22,288	3,283
Twenty-First Century Fox, Inc.	238,510	8,384
The Walt Disney Co.	94,133	8,071

Total		47,446

Consumer Staples (25.1%)

Altria Group, Inc.	286,708	12,025
The Coca-Cola Co.	554,535	23,490
Diageo PLC	41,833	5,324
The Estee Lauder Cos., Inc. - Class A	115,311	8,563
Mondelez International, Inc.	154,689	5,818
Nestle SA, ADR	221,932	17,238
PepsiCo, Inc.	103,025	9,204
Philip Morris International, Inc.	286,328	24,140
The Procter & Gamble Co.	148,522	11,672
SABMiller PLC, ADR	107,053	6,267
Walgreen Co.	147,358	10,924
Wal-Mart Stores, Inc.	95,647	7,180

Total		141,845

Energy (20.2%)

Chevron Corp.	174,747	22,813
ConocoPhillips	154,170	13,217
EOG Resources, Inc.	36,822	4,303
Exxon Mobil Corp.	269,581	27,142

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued

	Imperial Oil, Ltd.	125,732	6,617
	Occidental Petroleum Corp.	147,790	15,168
	Phillips 66	43,579	3,505
	Royal Dutch Shell PLC - Class A, ADR	128,227	10,562
	Total SA, ADR	148,507	10,722

	Total		114,049

	Financials (9.3%)

	ACE, Ltd.	53,944	5,594
	American Express Co.	68,017	6,453
	BlackRock, Inc.	28,303	9,045
	Franklin Resources, Inc.	158,502	9,168
	JPMorgan Chase & Co.	225,755	13,008
	State Street Corp.	40,000	2,690
	Wells Fargo & Co.	120,523	6,335

	Total		52,293

	Health Care (12.4%)

	Abbott Laboratories	210,638	8,615
	AbbVie, Inc.	171,972	9,706
*	Gilead Sciences, Inc.	64,000	5,306
	Johnson & Johnson	148,101	15,494
	Merck & Co., Inc.	76,073	4,401
	Novartis AG, ADR	71,303	6,455
	Novo Nordisk A/S, ADR	233,235	10,771
	Roche Holding AG, ADR	245,964	9,175

	Total		69,923

	Industrials (5.9%)

	Canadian Pacific Railway, Ltd.	39,854	7,219
	Caterpillar, Inc.	58,273	6,333

Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

Industrials continued

General Electric Co.	177,792	4,672
Union Pacific Corp.	30,000	2,992
United Technologies Corp.	102,676	11,854

Total		33,070

Information Technology (15.5%)

Apple, Inc.	292,089	27,144
ASML Holding N.V.	30,000	2,798
Automatic Data Processing, Inc.	86,475	6,856
Intel Corp.	201,164	6,216
International Business Machines Corp.	78,519	14,233
Oracle Corp.	162,624	6,591
Qualcomm, Inc.	122,918	9,735
Texas Instruments, Inc.	206,633	9,875
Xilinx, Inc.	83,444	3,948

Total		87,396

Materials (2.9%)

Air Products and Chemicals, Inc.	35,897	4,617
Praxair, Inc.	88,526	11,760

Total		16,377

Total Common Stocks (Cost: $443,796)		562,399

Total Investments (99.7%) (Cost: $443,796)(a)		562,399

Other Assets, Less Liabilities (0.3%)		1,741

Net Assets (100.0%)		564,140

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $443,796 and the net unrealized appreciation of investments based on that cost was $118,602 which is comprised of $119,617 aggregate gross unrealized appreciation and $1,015 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$562,399	$—	$—

Total	$562,399	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio  7

Large Cap Blend Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,083.82	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8  Large Cap Blend Portfolio

Large Cap Blend Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Common Stocks (90.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (6.6%)

	Omnicom Group, Inc.	31,150	2,218
	Ross Stores, Inc.	59,850	3,958
	Time Warner, Inc.	64,725	4,547

	Total		10,723

	Consumer Staples (10.4%)

	DANONE SA, ADR	478,250	7,140
	Nestle SA, ADR	71,925	5,586
	Unilever PLC, ADR	92,025	4,170

	Total		16,896

	Energy (10.0%)

	Devon Energy Corp.	102,200	8,115
	Schlumberger, Ltd.	69,750	8,227

	Total		16,342

	Financials (20.2%)

	American Express Co.	67,925	6,444
	The Bank of New York Mellon Corp.	211,100	7,912
*	Berkshire Hathaway, Inc. - Class B	59,125	7,483
	Comerica, Inc.	123,050	6,172
	The Progressive Corp.	188,950	4,792

	Total		32,803

Common Stocks (90.2%)	Shares/ $ Par	Value $ (000’s)

Health Care (10.3%)

AmerisourceBergen Corp.	83,475	6,065
GlaxoSmithKline PLC, ADR	54,875	2,935
UnitedHealth Group, Inc.	94,275	7,707

Total		16,707

Industrials (15.2%)

3M Co.	43,500	6,231
Cintas Corp.	49,775	3,163
Expeditors International of Washington, Inc.	106,050	4,683
Illinois Tool Works, Inc.	63,225	5,536
PACCAR, Inc.	81,575	5,125

Total		24,738

Information Technology (11.2%)

Accenture PLC - Class A	97,250	7,862
Microsoft Corp.	128,825	5,372
TE Connectivity, Ltd.	81,425	5,035

Total		18,269

Materials (6.3%)

Potash Corp. of Saskatchewan, Inc.	270,475	10,267

Total		10,267

Total Common Stocks (Cost: $119,298)		146,745

Short-Term Investments (9.9%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (9.9%)

JPMorgan U.S. Government Money Market Fund	8,009,918	8,010
JPMorgan U.S. Treasury Plus Money Market Fund	8,009,918	8,010

Total		16,020

Total Short-Term Investments (Cost: $16,020)		16,020

Total Investments (100.1%) (Cost: $135,318)(a)		162,765

Other Assets, Less Liabilities (-0.1%)		(193)

Net Assets (100.0%)		162,572

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $135,318 and the net unrealized appreciation of investments based on that cost was $27,447 which is comprised of $27,552 aggregate gross unrealized appreciation and $105 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$146,745	$—	$—
Short-Term Investments	16,020	—	—

Total	$162,765	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio  9

Index 500 Stock Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P 500” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

The Portfolio may invest in derivative instruments such as futures and swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,070.12	$1.13
Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.10

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10  Index 500 Stock Portfolio

Index 500 Stock Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.7%)

*	Amazon.com, Inc.	47,900	15,557
*	AutoNation, Inc.	8,129	485
*	AutoZone, Inc.	4,225	2,266
*	Bed Bath & Beyond, Inc.	26,200	1,503
	Best Buy Co., Inc.	35,475	1,100
	BorgWarner, Inc.	29,400	1,917
	Cablevision Systems Corp. - Class A	27,800	491
*	CarMax, Inc.	28,400	1,477
	Carnival Corp.	56,409	2,124
	CBS Corp. - Class B	68,024	4,227
*	Chipotle Mexican Grill, Inc.	4,000	2,370
	Coach, Inc.	35,300	1,207
	Comcast Corp. - Class A	334,405	17,951
	D.R. Horton, Inc.	36,800	905
	Darden Restaurants, Inc.	16,950	784
	Delphi Automotive PLC	35,500	2,440
*	DIRECTV	60,300	5,126
*	Discovery Communications, Inc. - Class A	28,000	2,080
*	Dollar General Corp.	39,000	2,237
*	Dollar Tree, Inc.	26,600	1,449
	Expedia, Inc.	13,150	1,036
	Family Dollar Stores, Inc.	12,300	813
	Ford Motor Co.	508,565	8,768
*	Fossil Group, Inc.	6,100	638
	GameStop Corp. - Class A	14,700	595
	Gannett Co., Inc.	29,150	913
	The Gap, Inc.	33,475	1,392
	Garmin, Ltd.	15,800	962
	General Motors Co.	169,100	6,138
	Genuine Parts Co.	19,800	1,738
	The Goodyear Tire & Rubber Co.	35,500	986
	Graham Holdings Co.	600	431
	H&R Block, Inc.	35,300	1,183
	Harley-Davidson, Inc.	28,100	1,963
	Harman International Industries, Inc.	8,800	945
	Hasbro, Inc.	14,825	786
	The Home Depot, Inc.	176,000	14,249
	The Interpublic Group of Cos., Inc.	54,537	1,064
	Johnson Controls, Inc.	85,400	4,264
	Kohl’s Corp.	25,067	1,321
	L Brands, Inc.	31,587	1,853
	Leggett & Platt, Inc.	17,833	611
	Lennar Corp. - Class A	22,600	949
	Lowe’s Cos., Inc.	128,300	6,157
	Macy’s, Inc.	46,346	2,689
	Marriott International, Inc. - Class A	28,256	1,811
	Mattel, Inc.	43,588	1,699

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued

	McDonald’s Corp.	127,178	12,812
*	Michael Kors Holdings, Ltd.	23,100	2,048
*	Mohawk Industries, Inc.	7,900	1,093
*	Netflix, Inc.	7,700	3,393
	Newell Rubbermaid, Inc.	35,592	1,103
*	News Corp. - Class A	64,050	1,149
	NIKE, Inc. - Class B	94,900	7,359
	Nordstrom, Inc.	18,034	1,225
	Omnicom Group, Inc.	33,200	2,364
*	O’Reilly Automotive, Inc.	13,600	2,048
	PetSmart, Inc.	12,800	765
*	The Priceline Group, Inc.	6,700	8,060
	PulteGroup, Inc.	43,835	884
	PVH Corp.	10,600	1,236
	Ralph Lauren Corp.	7,500	1,205
	Ross Stores, Inc.	27,300	1,805
	Scripps Networks Interactive - Class A	13,800	1,120
	Staples, Inc.	83,150	901
	Starbucks Corp.	96,800	7,490
	Starwood Hotels & Resorts Worldwide, Inc.	24,700	1,996
	Target Corp.	81,457	4,720
	Tiffany & Co.	14,267	1,430
	Time Warner Cable, Inc.	35,792	5,272
	Time Warner, Inc.	113,433	7,969
	The TJX Cos., Inc.	90,100	4,789
	Tractor Supply Co.	17,800	1,075
*	TripAdvisor, Inc.	14,350	1,559
	Twenty-First Century Fox, Inc.	246,300	8,657
*	Under Armour, Inc.	20,800	1,237
*	Urban Outfitters, Inc.	13,100	444
	VF Corp.	44,328	2,793
	Viacom, Inc. - Class B	50,324	4,365
	The Walt Disney Co.	207,157	17,762
	Whirlpool Corp.	10,044	1,398
	Wyndham Worldwide Corp.	16,386	1,241
	Wynn Resorts, Ltd.	10,400	2,159
	Yum! Brands, Inc.	56,760	4,609

	Total		265,185

	Consumer Staples (9.4%)

	Altria Group, Inc.	255,522	10,717
	Archer-Daniels-Midland Co.	84,203	3,714
	Avon Products, Inc.	55,900	817
	Brown-Forman Corp. - Class B	20,833	1,962
	Campbell Soup Co.	23,022	1,055
	The Clorox Co.	16,550	1,513
	The Coca-Cola Co.	486,150	20,593
	Coca-Cola Enterprises, Inc.	30,100	1,438

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued

	Colgate-Palmolive Co.	111,844	7,626
	ConAgra Foods, Inc.	54,167	1,608
*	Constellation Brands, Inc. - Class A	21,700	1,912
	Costco Wholesale Corp.	56,364	6,491
	CVS Caremark Corp.	150,361	11,333
	Dr. Pepper Snapple Group, Inc.	25,300	1,482
	The Estee Lauder Cos., Inc. - Class A	32,500	2,413
	General Mills, Inc.	79,034	4,152
	The Hershey Co.	19,200	1,869
	Hormel Foods Corp.	17,300	854
	The J.M. Smucker Co.	13,300	1,417
	Kellogg Co.	32,757	2,152
	Keurig Green Mountain, Inc.	16,300	2,031
	Kimberly-Clark Corp.	48,456	5,389
	Kraft Foods Group, Inc.	76,598	4,592
	The Kroger Co.	65,505	3,238
	Lorillard, Inc.	46,638	2,844
	McCormick & Co., Inc.	16,800	1,203
	Mead Johnson Nutrition Co.	26,031	2,425
	Molson Coors Brewing Co. - Class B	20,400	1,513
	Mondelez International, Inc.	217,596	8,184
*	Monster Beverage Corp.	17,400	1,236
	PepsiCo, Inc.	195,025	17,424
	Philip Morris International, Inc.	202,322	17,058
	The Procter & Gamble Co.	348,064	27,354
	Reynolds American, Inc.	40,000	2,414
	Safeway, Inc.	29,600	1,016
	Sysco Corp.	75,225	2,817
	Tyson Foods, Inc. - Class A	35,400	1,329
	Walgreen Co.	112,946	8,373
	Wal-Mart Stores, Inc.	207,300	15,562
	Whole Foods Market, Inc.	47,300	1,827

	Total		212,947

	Energy (10.7%)

	Anadarko Petroleum Corp.	64,924	7,107
	Apache Corp.	49,646	4,995
	Baker Hughes, Inc.	56,064	4,174
	Cabot Oil & Gas Corp.	53,700	1,833
*	Cameron International Corp.	26,300	1,781
	Chesapeake Energy Corp.	65,100	2,023
	Chevron Corp.	244,814	31,960
	Cimarex Energy Co.	11,200	1,607

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio  11

Index 500 Stock Portfolio

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Energy continued

	ConocoPhillips	157,938	13,540
	CONSOL Energy, Inc.	29,600	1,364
	Denbury Resources, Inc.	45,200	834
	Devon Energy Corp.	49,300	3,914
	Diamond Offshore Drilling, Inc.	8,800	437
	Ensco PLC - Class A	30,100	1,673
	EOG Resources, Inc.	70,340	8,220
	EQT Corp.	19,500	2,085
	Exxon Mobil Corp.	552,401	55,616
*	FMC Technologies, Inc.	30,300	1,850
	Halliburton Co.	108,638	7,714
	Helmerich & Payne, Inc.	13,900	1,614
	Hess Corp.	33,900	3,352
	Kinder Morgan, Inc.	85,917	3,115
	Marathon Oil Corp.	86,966	3,472
	Marathon Petroleum Corp.	37,133	2,899
	Murphy Oil Corp.	21,700	1,443
	Nabors Industries, Ltd.	33,700	990
	National Oilwell Varco, Inc.	55,200	4,546
*	Newfield Exploration Co.	17,500	774
	Noble Corp.	32,700	1,097
	Noble Energy Corp. PLC	46,200	3,579
	Occidental Petroleum Corp.	101,040	10,370
	ONEOK, Inc.	26,700	1,818
	Peabody Energy Corp.	34,900	571
	Phillips 66	72,819	5,857
	Pioneer Natural Resources Co.	18,400	4,229
	QEP Resources, Inc.	23,200	800
	Range Resources Corp.	21,700	1,887
	Rowan Cos., PLC - Class A	15,950	509
	Schlumberger, Ltd.	167,484	19,755
*	Southwestern Energy Co.	45,400	2,065
	Spectra Energy Corp.	86,236	3,663
	Tesoro Corp.	16,600	974
	Transocean, Ltd.	43,800	1,972
	Valero Energy Corp.	68,600	3,437
	The Williams Companies, Inc.	88,200	5,134

	Total		242,649

	Financials (15.8%)

	ACE, Ltd.	43,400	4,501
	Aflac, Inc.	58,450	3,638
	The Allstate Corp.	55,828	3,278
	American Express Co.	117,075	11,107
	American International Group, Inc.	186,091	10,157
	American Tower Corp.	50,900	4,580
	Ameriprise Financial, Inc.	24,455	2,935
	Aon PLC	38,100	3,432

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	Apartment Investment & Management Co. - Class A	18,756	605
	Assurant, Inc.	9,200	603
	AvalonBay Communities, Inc.	15,673	2,229
	Bank of America Corp.	1,352,596	20,789
	The Bank of New York Mellon Corp.	146,663	5,497
	BB&T Corp.	92,400	3,643
*	Berkshire Hathaway, Inc. - Class B	231,566	29,307
	BlackRock, Inc.	16,100	5,146
	Boston Properties, Inc.	19,700	2,328
	Capital One Financial Corp.	73,529	6,073
*	CBRE Group, Inc.	35,900	1,150
	The Charles Schwab Corp.	150,611	4,056
	The Chubb Corp.	31,400	2,894
	Cincinnati Financial Corp.	18,975	912
	Citigroup, Inc.	390,764	18,405
	CME Group, Inc.	40,600	2,881
	Comerica, Inc.	23,350	1,171
	Crown Castle International Corp.	42,900	3,186
	Discover Financial Services	59,956	3,716
*	E*TRADE Financial Corp.	37,060	788
	Equity Residential	43,200	2,722
	Essex Property Trust, Inc.	8,000	1,479
	Fifth Third Bancorp	109,434	2,336
	Franklin Resources, Inc.	51,650	2,987
	General Growth Properties, Inc.	67,100	1,581
*	Genworth Financial, Inc. - Class A	63,800	1,110
	The Goldman Sachs Group, Inc.	53,500	8,958
	The Hartford Financial Services Group, Inc.	57,850	2,072
	HCP, Inc.	58,900	2,437
	Health Care REIT, Inc.	39,300	2,463
	Host Hotels & Resorts, Inc.	97,394	2,144
	Hudson City Bancorp, Inc.	61,200	602
	Huntington Bancshares, Inc.	106,442	1,015
	Intercontinental Exchange, Inc.	14,827	2,801
	Invesco, Ltd.	55,700	2,103
	JPMorgan Chase & Co.	486,829	28,051
	KeyCorp	113,575	1,628
	Kimco Realty Corp.	52,800	1,213
	Legg Mason, Inc.	13,200	677
	Leucadia National Corp.	40,800	1,070

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	Lincoln National Corp.	33,930	1,745
	Loews Corp.	39,321	1,731
	M&T Bank Corp.	16,900	2,096
	The Macerich Co.	18,100	1,208
	Marsh & McLennan Cos., Inc.	70,680	3,663
	McGraw Hill Financial, Inc.	35,020	2,908
	MetLife, Inc.	144,774	8,044
	Moody’s Corp.	24,150	2,117
	Morgan Stanley	180,013	5,820
	The NASDAQ OMX Group, Inc.	15,100	583
	Navient Corp.	54,342	962
	Northern Trust Corp.	28,550	1,833
	People’s United Financial, Inc.	39,900	605
	Plum Creek Timber Co., Inc.	22,800	1,028
	PNC Financial Services Group, Inc.	68,689	6,117
	Principal Financial Group, Inc.	35,200	1,777
	The Progressive Corp.	70,100	1,778
	Prologis, Inc.	64,297	2,642
	Prudential Financial, Inc.	59,400	5,273
	Public Storage	18,600	3,187
	Regions Financial Corp.	177,390	1,884
	Simon Property Group, Inc.	39,936	6,641
	State Street Corp.	55,400	3,726
	SunTrust Banks, Inc.	68,533	2,745
	T. Rowe Price Group, Inc.	33,800	2,853
	Torchmark Corp.	11,275	924
	The Travelers Cos., Inc.	44,710	4,206
	U.S. Bancorp	233,521	10,116
	Unum Group	33,131	1,152
	Ventas, Inc.	37,900	2,429
	Vornado Realty Trust	22,374	2,388
	Wells Fargo & Co.	616,531	32,405
	Weyerhaeuser Co.	75,253	2,490
	XL Group PLC	34,900	1,142
	Zions Bancorporation	23,800	701

	Total		359,375

	Health Care (13.1%)

	Abbott Laboratories	193,150	7,900
	AbbVie, Inc.	204,550	11,545
*	Actavis PLC	22,400	4,996
	Aetna, Inc.	45,984	3,728
	Agilent Technologies, Inc.	42,837	2,461
*	Alexion Pharmaceuticals, Inc.	25,400	3,969
	Allergan, Inc.	38,234	6,470
	AmerisourceBergen Corp.	29,000	2,107
	Amgen, Inc.	97,343	11,522
	Baxter International, Inc.	69,800	5,047

The Accompanying Notes are an Integral Part of the Financial Statements.

12  Index 500 Stock Portfolio

Index 500 Stock Portfolio

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued

	Becton, Dickinson and Co.	24,850	2,940
*	Biogen Idec, Inc.	30,490	9,614
*	Boston Scientific Corp.	170,122	2,172
	Bristol-Myers Squibb Co.	213,113	10,338
	C.R. Bard, Inc.	9,800	1,402
	Cardinal Health, Inc.	43,725	2,998
*	CareFusion Corp.	26,712	1,185
*	Celgene Corp.	103,000	8,846
*	Cerner Corp.	38,000	1,960
	Cigna Corp.	34,587	3,181
	Covidien PLC	58,000	5,230
*	DaVita HealthCare Partners, Inc.	22,900	1,656
	DENTSPLY International, Inc.	18,200	862
*	Edwards Lifesciences Corp.	13,600	1,167
	Eli Lilly and Co.	126,706	7,877
*	Express Scripts Holding Co.	99,441	6,894
*	Forest Laboratories, Inc.	30,666	3,036
*	Gilead Sciences, Inc.	197,500	16,375
*	Hospira, Inc.	21,465	1,103
	Humana, Inc.	19,900	2,542
*	Intuitive Surgical, Inc.	4,900	2,018
	Johnson & Johnson	363,937	38,075
*	Laboratory Corp. of America Holdings	10,900	1,116
	McKesson Corp.	29,705	5,531
	Medtronic, Inc.	128,500	8,193
	Merck & Co., Inc.	375,883	21,745
*	Mylan, Inc.	48,100	2,480
	Patterson Cos., Inc.	10,600	419
	PerkinElmer, Inc.	14,600	684
	Perrigo Co. PLC	17,200	2,507
	Pfizer, Inc.	820,468	24,351
	Quest Diagnostics, Inc.	18,600	1,092
*	Regeneron Pharmaceuticals, Inc.	10,300	2,909
	St. Jude Medical, Inc.	36,600	2,535
	Stryker Corp.	38,000	3,204
*	Tenet Heathcare Corp.	12,562	590
	Thermo Fisher Scientific, Inc.	51,300	6,053
	UnitedHealth Group, Inc.	126,044	10,304
*	Varian Medical Systems, Inc.	13,400	1,114
*	Vertex Pharmaceuticals, Inc.	30,400	2,878
*	Waters Corp.	10,900	1,138
	WellPoint, Inc.	36,000	3,874
	Zimmer Holdings, Inc.	21,537	2,237
	Zoetis, Inc.	64,407	2,078

	Total		298,248

	Industrials (10.3%)

	3M Co.	79,976	11,456
	The ADT Corp.	22,400	783

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued

	Allegion PLC	11,566	656
	AMETEK, Inc.	31,600	1,652
	The Boeing Co.	86,276	10,977
	C.H. Robinson Worldwide, Inc.	19,100	1,218
	Caterpillar, Inc.	80,276	8,724
	Cintas Corp.	13,033	828
	CSX Corp.	129,200	3,981
	Cummins, Inc.	22,000	3,394
	Danaher Corp.	77,400	6,094
	Deere & Co.	46,820	4,240
	Delta Air Lines, Inc.	109,100	4,224
	Dover Corp.	21,367	1,943
	The Dun & Bradstreet Corp.	4,800	529
	Eaton Corp. PLC	61,303	4,731
	Emerson Electric Co.	90,300	5,992
	Equifax, Inc.	15,700	1,139
	Expeditors International of Washington, Inc.	25,400	1,122
	Fastenal Co.	35,100	1,737
	FedEx Corp.	35,720	5,407
	Flowserve Corp.	17,700	1,316
	Fluor Corp.	20,500	1,576
	General Dynamics Corp.	41,900	4,883
	General Electric Co.	1,289,806	33,896
	Honeywell International, Inc.	100,750	9,365
	Illinois Tool Works, Inc.	48,800	4,273
	Ingersoll-Rand PLC	32,300	2,019
	Iron Mountain, Inc.	21,985	779
*	Jacobs Engineering Group, Inc.	17,000	906
	Joy Global, Inc.	12,900	794
	Kansas City Southern	14,200	1,527
	L-3 Communications Holdings, Inc.	11,100	1,340
	Lockheed Martin Corp.	34,308	5,514
	Masco Corp.	45,900	1,019
	Nielsen NV	39,000	1,888
	Norfolk Southern Corp.	39,857	4,107
	Northrop Grumman Corp.	27,520	3,292
	PACCAR, Inc.	45,615	2,866
	Pall Corp.	14,150	1,208
	Parker Hannifin Corp.	19,112	2,403
	Pentair PLC	25,080	1,809
	Pitney Bowes, Inc.	26,037	719
	Precision Castparts Corp.	18,600	4,695
*	Quanta Services, Inc.	28,000	968
	Raytheon Co.	40,200	3,709
	Republic Services, Inc.	34,407	1,306
	Robert Half International, Inc.	17,640	842
	Rockwell Automation, Inc.	17,850	2,234
	Rockwell Collins, Inc.	17,450	1,364
	Roper Industries, Inc.	12,800	1,869
	Ryder System, Inc.	6,800	599
	Snap-on, Inc.	7,517	891

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued

	Southwest Airlines Co.	88,967	2,390
	Stanley Black & Decker, Inc.	20,042	1,760
*	Stericycle, Inc.	10,900	1,291
	Textron, Inc.	35,900	1,375
	Tyco International, Ltd.	59,300	2,704
	Union Pacific Corp.	116,540	11,625
	United Parcel Service, Inc. - Class B	90,700	9,311
	United Technologies Corp.	108,434	12,519
	W.W. Grainger, Inc.	7,800	1,983
	Waste Management, Inc.	55,685	2,491
	Xylem, Inc.	23,600	922

	Total		235,174

	Information Technology (18.5%)

	Accenture PLC - Class A	81,400	6,580
*	Adobe Systems, Inc.	59,550	4,309
*	Akamai Technologies, Inc.	22,900	1,398
*	Alliance Data Systems Corp.	7,000	1,969
	Altera Corp.	40,311	1,401
	Amphenol Corp. - Class A	20,200	1,946
	Analog Devices, Inc.	40,357	2,182
	Apple, Inc.	775,600	72,077
	Applied Materials, Inc.	156,600	3,531
*	Autodesk, Inc.	29,268	1,650
	Automatic Data Processing, Inc.	62,050	4,919
	Avago Technologies, Ltd.	32,400	2,335
	Broadcom Corp. - Class A	71,500	2,654
	CA, Inc.	40,992	1,178
	Cisco Systems, Inc.	658,900	16,374
*	Citrix Systems, Inc.	21,120	1,321
*	Cognizant Technology Solutions Corp. - Class A	78,300	3,830
	Computer Sciences Corp.	18,650	1,179
	Corning, Inc.	168,300	3,694
*	eBay, Inc.	146,700	7,344
*	Electronic Arts, Inc.	40,500	1,453
	EMC Corp.	263,374	6,937
*	F5 Networks, Inc.	9,700	1,081
*	Facebook, Inc. - Class A	221,200	14,885
	Fidelity National Information Services, Inc.	37,000	2,025
*	First Solar, Inc.	9,100	647
*	Fiserv, Inc.	32,050	1,933
	FLIR Systems, Inc.	18,200	632
*	Google, Inc. - Class A	36,400	21,282
*	Google, Inc. - Class C	36,400	20,940
	Harris Corp.	13,700	1,038
	Hewlett-Packard Co.	240,726	8,108
	Intel Corp.	640,263	19,784

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio  13

Index 500 Stock Portfolio

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

	International Business Machines Corp.	122,339	22,176
	Intuit, Inc.	36,500	2,939
	Jabil Circuit, Inc.	23,767	497
*	Juniper Networks, Inc.	60,900	1,495
	KLA-Tencor Corp.	21,300	1,547
	Lam Research Corp.	20,887	1,412
	Linear Technology Corp.	30,450	1,433
	MasterCard, Inc. - Class A	129,200	9,492
	Microchip Technology, Inc.	25,800	1,259
*	Micron Technology, Inc.	137,650	4,536
	Microsoft Corp.	966,892	40,319
	Motorola Solutions, Inc.	29,053	1,934
	NetApp, Inc.	42,600	1,556
	NVIDIA Corp.	71,750	1,330
	Oracle Corp.	441,625	17,899
	Paychex, Inc.	41,635	1,730
	Qualcomm, Inc.	217,134	17,197
*	Red Hat, Inc.	24,400	1,349
*	Salesforce.com, Inc.	72,700	4,222
	SanDisk Corp.	29,100	3,039
	Seagate Technology PLC	42,000	2,386
	Symantec Corp.	88,954	2,037
	TE Connectivity, Ltd.	52,600	3,253
*	Teradata Corp.	20,300	816
	Texas Instruments, Inc.	138,800	6,633
	Total System Services, Inc.	21,378	672
*	VeriSign, Inc.	1 5,900	776
	Visa, Inc. - Class A	64,700	13,633
	Western Digital Corp.	26,900	2,483
	Western Union Co.	69,332	1,202
	Xerox Corp.	140,470	1,748
	Xilinx, Inc.	34,600	1,637
*	Yahoo!, Inc.	120,400	4,230

	Total		421,483

	Materials (3.5%)

	Air Products and Chemicals, Inc.	27,267	3,507
	Airgas, Inc.	8,600	937
	Alcoa, Inc.	150,807	2,245
	Allegheny Technologies, Inc.	13,917	628
	Avery Dennison Corp.	12,250	628
	Ball Corp.	17,964	1,126
	Bemis Co., Inc.	13,000	529
	CF Industries Holdings, Inc.	6,700	1,612
	The Dow Chemical Co.	154,909	7,972
	E.I. du Pont de Nemours and Co.	118,128	7,730
	Eastman Chemical Co.	19,350	1,690
	Ecolab, Inc.	34,800	3,875
	FMC Corp.	17,100	1,217
	Freeport-McMoRan Copper & Gold, Inc.	133,576	4,875

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Materials continued

	International Flavors & Fragrances, Inc.	10,500	1,095
	International Paper Co.	55,766	2,814
	LyondellBasell Industries NV - Class A	53,600	5,234
	MeadWestvaco Corp.	21,579	955
	Monsanto Co.	67,406	8,408
	The Mosaic Co.	41,600	2,057
	Newmont Mining Corp.	64,080	1,630
	Nucor Corp.	40,932	2,016
*	Owens-Illinois, Inc.	21,200	734
	PPG Industries, Inc.	17,767	3,734
	Praxair, Inc.	37,700	5,008
	Sealed Air Corp.	25,042	856
	The Sherwin-Williams Co.	10,913	2,258
	Sigma-Aldrich Corp.	15,300	1,553
	United States Steel Corp.	18,650	486
	Vulcan Materials Co.	16,800	1,071

	Total		78,480

	Telecommunication Services (2.4%)

	AT&T, Inc.	667,575	23,605
	CenturyLink, Inc.	73,633	2,666
	Frontier Communications Corp.	128,897	753
	Verizon Communications, Inc.	532,642	26,062
	Windstream Holdings, Inc.	77,492	772

	Total		53,858

	Utilities (3.1%)

	The AES Corp.	84,900	1,320
	AGL Resources, Inc.	15,354	845
	Ameren Corp.	31,167	1,274
	American Electric Power Co., Inc.	62,740	3,499
	CenterPoint Energy, Inc.	55,262	1,411
	CMS Energy Corp.	34,700	1,081
	Consolidated Edison, Inc.	37,650	2,174
	Dominion Resources, Inc.	74,776	5,348
	DTE Energy Co.	22,750	1,772
	Duke Energy Corp.	90,930	6,746
	Edison International	41,920	2,436
	Entergy Corp.	23,109	1,897
	Exelon Corp.	110,413	4,028
	FirstEnergy Corp.	54,006	1,875
	Integrys Energy Group, Inc.	10,332	735
	NextEra Energy, Inc.	56,114	5,751
	NiSource, Inc.	40,473	1,592
	Northeast Utilities	40,600	1,919
	NRG Energy, Inc.	43,400	1,615
	Pepco Holdings, Inc.	32,300	888
	PG&E Corp.	59,825	2,873
	Pinnacle West Capital Corp.	14,200	821

	Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued

	PPL Corp.	81,268	2,887
	Public Service Enterprise Group, Inc.	65,072	2,654
	SCANA Corp.	18,200	979
	Sempra Energy	29,302	3,068
	The Southern Co.	114,600	5,201
	TECO Energy, Inc.	26,300	486
	Wisconsin Energy Corp.	29,000	1,361
	Xcel Energy, Inc.	64,520	2,079

	Total		70,615

	Total Common Stocks (Cost: $1,235,363)		2,238,014

	Short-Term Investments (1.4%)

	Commercial Paper (1.4%)

	Alpine Securitization, 0.18%, 7/22/14	5,000,000	4,999
	American Electric Power, 0.21%, 7/8/14 144A	5,000,000	5,000
	Cox Enterprises, Inc., 0.20%, 7/1/14 144A	6,900,000	6,900
	Duke Energy Corp., 0.18%, 7/2/14 144A	5,000,000	5,000
(b)	Federal Home Loan Bank Disc Corp., 0.06%, 9/26/14	2,000,000	1,999
	General Mills, Inc., 0.18%, 7/14/14 144A	5,000,000	5,000
	Sheffield Receivables, 0.15%, 7/17/14	4,000,000	4,000

	Total		32,898

	Total Short-Term Investments (Cost: $32,898)		32,898

	Total Investments (99.9%) (Cost: $1,268,261)(a)		2,270,912

	Other Assets, Less Liabilities (0.1%)		1,886

	Net Assets (100.0%)		2,272,798

The Accompanying Notes are an Integral Part of the Financial Statements.

14  Index 500 Stock Portfolio

Index 500 Stock Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014 the value of these securities (in thousands) was $21,900 representing 1.0% of the net assets.

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $1,268,261 and the net unrealized appreciation of investments based on that cost was $1,002,651 which is comprised of $1,059,802 aggregate gross unrealized appreciation and $57,151 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2014, $32,528)	334	9/14	$77

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$2,238,014	$—	$—
Short-Term Investments	—	32,898	—
Other Financial Instruments^
Futures	77	—	—

Total	$2,238,091	$32,898	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio   15

Large Company Value Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,079.51	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$3.66

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.73%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

16   Large Company Value Portfolio

Large Company Value Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.9%)

	Comcast Corp. - Class A	42,110	2,260
	Ford Motor Co.	175,510	3,026
	Lowe’s Cos., Inc.	48,110	2,309
	Macy’s, Inc.	36,080	2,093
*	Markit, Ltd.	5,220	141
	Marriott International, Inc. - Class A	14,160	908
*	The Michaels Cos., Inc.	24,988	426
*	ServiceMaster Global Holdings, Inc.	31,343	571
	Target Corp.	41,720	2,418
	Time Warner Cable, Inc.	8,890	1,309
	Time Warner, Inc.	36,250	2,547

	Total		18,008

	Consumer Staples (4.2%)

	Altria Group, Inc.	21,830	916
	CVS Caremark Corp.	39,170	2,952
	The Kroger Co.	18,450	912
	PepsiCo, Inc.	10,100	902
	The Procter & Gamble Co.	24,220	1,904

	Total		7,586

	Energy (13.6%)

	Chevron Corp.	63,880	8,340
	Exxon Mobil Corp.	31,430	3,164
	Halliburton Co.	35,910	2,550
	National Oilwell Varco, Inc.	23,200	1,910
*	Oasis Petroleum, Inc.	19,930	1,114
	Occidental Petroleum Corp.	30,680	3,149
	Schlumberger, Ltd.	20,890	2,464
	Total SA, ADR	28,370	2,048

	Total		24,739

	Financials (30.1%)

	The Allstate Corp.	38,320	2,250
	American International Group, Inc.	37,060	2,023
	Ameriprise Financial, Inc.	18,960	2,275
	Bank of America Corp.	111,250	1,710
*	Berkshire Hathaway, Inc. - Class B	15,890	2,011
	BlackRock, Inc.	4,370	1,397
	Brixmor Property Group, Inc.	39,340	903
	Capital One Financial Corp.	29,880	2,468
	Citigroup, Inc.	74,540	3,511
	The Goldman Sachs Group, Inc.	14,610	2,446
	Invesco, Ltd.	55,580	2,098
	JPMorgan Chase & Co.	126,660	7,298
	KeyCorp	105,160	1,507
	MetLife, Inc.	45,630	2,535
	Morgan Stanley	43,840	1,417

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	PNC Financial Services Group, Inc.	35,440	3,156
	Principal Financial Group, Inc.	18,654	942
	Prudential Financial, Inc.	26,680	2,369
	The Travelers Cos., Inc.	23,400	2,201
	U.S. Bancorp	90,910	3,938
	Wells Fargo & Co.	121,780	6,401

	Total		54,856

	Health Care (12.8%)

	Abbott Laboratories	61,690	2,523
	Aetna, Inc.	27,380	2,220
	Amgen, Inc.	12,920	1,529
*	Gilead Sciences, Inc.	14,170	1,175
	Johnson & Johnson	60,490	6,328
	Medtronic, Inc.	57,240	3,650
	Merck & Co., Inc.	57,520	3,328
	Pfizer, Inc.	40,270	1,195
	WellPoint, Inc.	12,470	1,342

	Total		23,290

	Industrials (11.8%)

	The ADT Corp.	17,990	629
	Eaton Corp. PLC	34,400	2,655
	General Dynamics Corp.	14,120	1,646
	General Electric Co.	127,560	3,352
	Honeywell International, Inc.	27,310	2,538
	Ingersoll-Rand PLC	45,230	2,827
	Masco Corp.	49,810	1,106
	Raytheon Co.	9,440	871
	Stanley Black & Decker, Inc.	18,140	1,593
	Textron, Inc.	27,090	1,037
*	United Rentals, Inc.	6,400	670
	United Technologies Corp.	22,960	2,651

	Total		21,575

	Information Technology (9.7%)

	Applied Materials, Inc.	123,850	2,793
	Cisco Systems, Inc.	39,130	972
*	Electronic Arts, Inc.	42,360	1,520
	Microchip Technology, Inc.	46,680	2,278
	Microsoft Corp.	78,980	3,294
	Oracle Corp.	77,920	3,158
	Qualcomm, Inc.	29,210	2,313
	Western Digital Corp.	13,990	1,291

	Total		17,619

	Materials (2.5%)

	E.I. du Pont de Nemours and Co.	12,860	842
	Freeport-McMoRan Copper & Gold, Inc.	28,320	1,034
	International Paper Co.	32,690	1,650

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio  17

Large Company Value Portfolio

Common Stocks (97.8%)		Shares/ $ Par	Value $ (000’s)

Materials continued

LyondellBasell Industries NV - Class A		11,720	1,144

Total			4,670

Telecommunication Services (0.6%)

Verizon Communications, Inc.		24,080	1,178

Total			1,178

Utilities (2.6%)

PPL Corp.		52,960	1,881
Westar Energy, Inc.		39,480	1,508
Xcel Energy, Inc.		43,710	1,409

Total			4,798

Total Common Stocks (Cost: $148,636)			178,319

Foreign Common Stocks (1.2%)	Country

Energy (1.2%)

Imperial Oil, Ltd.	Canada	39,850	2,100

Total			2,100

Total Foreign Common Stocks (Cost: $1,942)			2,100

Short-Term Investments (1.6%)

Commercial Paper (1.6%)

Federal Farm Credit Bank, 0.00%, 7/1/14		2,998,000	2,998

Total			2,998

Money Market Funds (0.0%)

JPMorgan Money Market Fund		4,836	5

Total			5

Total Short-Term Investments (Cost: $3,003)			3,003

Total Investments (100.6%) (Cost: $153,581)(a)			183,422

Other Assets, Less Liabilities (-0.6%)			(1,177)

Net Assets (100.0%)			182,245

*	Non-Income Producing

ADR after the name of a security represents— American Depositary Receipt.

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $153,581 and the net unrealized appreciation of investments based on that cost was $29,841 which is comprised of $30,078 aggregate gross unrealized appreciation and $236 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

18   Large Company Value Portfolio

Large Company Value Portfolio

(h)	Forward foreign currency contracts outstanding on June 30, 2014.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Securities USA	CAD	1,798	7/14	$—	$(10)	$(10)
Sell	HSBC Securities USA	EUR	1,375	7/14	—	(13)	(13)

					$—	$(23)	$(23)

CAD — Canadian Dollar

EUR — Euro

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$178,319	$—	$—
Foreign Common Stocks	2,100	—	—
Short-Term Investments	5	2,998	—

Total Assets	$180,424	$2,998	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	$—	$(23)	—

Total Liabilities	$—	$(23)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio  19

Domestic Equity Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other
diversified portfolios because of its more focused
investment strategy. Holding fewer securities
increases the risk that the value of the Portfolio could
go down because of the poor performance of a single
investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the .entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,085.40	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	$2.81

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

20   Domestic Equity Portfolio

Domestic Equity Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (5.7%)

Johnson Controls, Inc.	368,900	18,419
Lowe’s Cos., Inc.	328,400	15,760

Total		34,179

Consumer Staples (12.0%)

Archer-Daniels-Midland Co.	408,000	17,997
CVS Caremark Corp.	234,100	17,644
Kraft Foods Group, Inc.	297,666	17,845
Mondelez International, Inc.	505,900	19,027

Total		72,513

Energy (16.0%)

Chevron Corp.	146,046	19,066
ConocoPhillips	230,700	19,778
Halliburton Co.	299,400	21,260
Marathon Oil Corp.	466,500	18,623
Occidental Petroleum Corp.	170,800	17,529

Total		96,256

Financials (12.1%)

The Allstate Corp.	316,800	18,603
The Bank of New York Mellon Corp.	508,400	19,055
BB&T Corp.	429,800	16,947
Marsh & McLennan Cos., Inc.	358,500	18,577

Total		73,182

Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

Health Care (17.7%)

Baxter International, Inc.	249,500	18,039
Cardinal Health, Inc.	256,700	17,599
Johnson & Johnson	171,600	17,953
Merck & Co., Inc.	333,900	19,316
Pfizer, Inc.	544,200	16,152
Quest Diagnostics, Inc.	306,400	17,982

Total		107,041

Industrials (8.4%)

Northrop Grumman Corp.	146,500	17,526
Raytheon Co.	173,100	15,969
Waste Management, Inc.	377,900	16,903

Total		50,398

Information Technology (14.3%)

Broadcom Corp. - Class A	597,600	22,183
Cisco Systems, Inc.	796,700	19,798
Intel Corp.	648,600	20,042
Motorola Solutions, Inc.	86,800	5,778
Xerox Corp.	1,500,700	18,669

Total		86,470

Materials (2.8%)

E.I. du Pont de Nemours and Co.	256,000	16,753

Total		16,753

Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (5.7%)

AT&T, Inc.	524,200	18,536
Verizon Communications, Inc.	325,300	15,917

Total		34,453

Utilities (3.1%)

Edison International	317,400	18,444

Total		18,444

Total Common Stocks (Cost: $438,876)		589,689

Short-Term Investments (2.1%)

Money Market Funds (2.1%)

JPMorgan U.S. Government Money Market Fund	6,418,561	6,418
JPMorgan U.S. Treasury Plus Money Market Fund	6,418,561	6,419

Total		12,837

Total Short-Term Investments (Cost: $12,837)		12,837

Total Investments (99.9%) (Cost: $451,713)(a)		602,526

Other Assets, Less Liabilities (0.1%)		484

Net Assets (100.0%)		603,010

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $451,713 and the net unrealized appreciation of investments based on that cost was $150,813 which is comprised of $151,931 aggregate gross unrealized appreciation and $1,118 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
		Level 2 - Other
Description	Level 1 - Quoted Prices	Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$589,689	$—	$—
Short-Term Investments	12,837	—	—

Total	$602,526	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio  21

Equity Income Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

A portion of the Portfolio’s assets may be invested in lower quality debt securities, which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,060.98	$ 3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

22  Equity Income Portfolio

Equity Income Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.8%)

	Cablevision Systems Corp. - Class A	179,300	3,165
	Carnival Corp.	157,000	5,911
	Coach, Inc.	48,200	1,648
	Comcast Corp. - Class A	66,600	3,575
	Ford Motor Co.	241,600	4,165
	General Motors Co.	112,633	4,089
	Genuine Parts Co.	46,800	4,109
	Johnson Controls, Inc.	95,700	4,778
	Kohl’s Corp.	132,800	6,996
	Macy’s, Inc.	89,000	5,164
*	Madison Square Garden, Inc. - Class A	50,350	3,144
	Mattel, Inc.	195,500	7,619
	The New York Times Co. - Class A	158,600	2,412
	Staples, Inc.	337,500	3,659
	Tiffany & Co.	4,500	451
	Time Warner, Inc.	107,500	7,552
	The Walt Disney Co.	48,300	4,141
	Whirlpool Corp.	4,700	654

	Total		73,232

	Consumer Staples (4.5%)

	Archer-Daniels-Midland Co.	180,600	7,966

	Avon Products, Inc.	252,900	3,695
	Campbell Soup Co.	143,200	6,560
	The Clorox Co.	69,600	6,361
	ConAgra Foods, Inc.	2,400	71
	McCormick & Co., Inc.	39,300	2,814
	PepsiCo, Inc.	72,400	6,468

	Total		33,935

	Energy (15.5%)

	Anadarko Petroleum Corp.	76,100	8,331
	Apache Corp.	144,800	14,570
	BP PLC, ADR	78,900	4,162
	Chevron Corp.	129,400	16,893
	ConocoPhillips	40,300	3,455
	CONSOL Energy, Inc.	132,800	6,118
	Diamond Offshore Drilling, Inc.	90,400	4,487
	Eni S.p.A.	30,100	1,652
	Exxon Mobil Corp.	134,300	13,521
	Hess Corp.	95,700	9,464
	Murphy Oil Corp.	118,600	7,885
	Petroleo Brasileiro SA, ADR	275,000	4,023
	Royal Dutch Shell PLC – Class A, ADR	140,500	11,573
	Schlumberger, Ltd.	72,300	8,528
	Talisman Energy, Inc.	130,400	1,382

	Total		116,044

	Financials (18.1%)

	The Allstate Corp.	91,500	5,373

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	American Express Co.	81,800	7,760
	Bank of America Corp.	704,823	10,833
	The Bank of New York Mellon Corp.	5,500	206
	The Chubb Corp.	35,100	3,235
	Digital Realty Trust, Inc.	53,800	3,138
	JPMorgan Chase & Co.	314,488	18,121
	Legg Mason, Inc.	117,800	6,044
	Loews Corp.	48,300	2,126
	Marsh & McLennan Cos., Inc.	184,000	9,535
	Northern Trust Corp.	108,700	6,980
	Och-Ziff Capital Management Group - Class A	65,500	906
	PNC Financial Services Group, Inc.	120,700	10,748
	Regions Financial Corp.	254,100	2,699
	Sun Life Financial, Inc.	79,300	2,911
	SunTrust Banks, Inc.	183,900	7,367
	U.S. Bancorp	295,400	12,797
	Wells Fargo & Co.	315,000	16,556
	Weyerhaeuser Co.	177,135	5,861
	Willis Group Holdings PLC	47,900	2,074

	Total		135,270

	Health Care (5.5%)

	Bristol-Myers Squibb Co.	144,000	6,985
	Johnson & Johnson	111,900	11,707
	Merck & Co., Inc.	159,900	9,250
	Pfizer, Inc.	296,626	8,804
	Quest Diagnostics, Inc.	72,500	4,255

	Total		41,001

	Industrials (13.8%)

	The Boeing Co.	59,800	7,608
	Deere & Co.	47,900	4,337
	Eaton Corp. PLC	52,670	4,065
	Emerson Electric Co.	122,800	8,149
	General Electric Co.	754,900	19,839
	Honeywell International, Inc.	100,600	9,351
	Illinois Tool Works, Inc.	120,400	10,542
	Joy Global, Inc.	77,700	4,785
	Masco Corp.	174,500	3,874
	Norfolk Southern Corp.	33,000	3,400
	Stanley Black & Decker, Inc.	64,600	5,673
*	United Continental Holdings, Inc.	138,700	5,697
	United Parcel Service, Inc. - Class B	75,700	7,771
*	USG Corp.	94,000	2,832
	Xylem, Inc.	124,100	4,850

	Total		102,773

	Information Technology (9.9%)

	Analog Devices, Inc.	98,900	5,348
	Apple, Inc.	87,400	8,122
	Applied Materials, Inc.	304,100	6,858

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio  23

Equity Income Portfolio

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

	CA, Inc.	58,800	1,690
	Cisco Systems, Inc.	255,100	6,339
	Computer Sciences Corp.	58,600	3,704
	Corning, Inc.	313,300	6,877
(p)*	Dell Appraisal Rights Action	347,300	4,775
	Harris Corp.	98,800	7,484
	International Business Machines Corp.	18,100	3,281
	Microsoft Corp.	196,500	8,194
	Qualcomm, Inc.	42,200	3,342
	Texas Instruments, Inc.	114,500	5,472
	Western Union Co.	151,800	2,632

	Total		74,118

	Materials (4.8%)

	E.I. du Pont de Nemours and Co.	63,600	4,162
	International Paper Co.	194,000	9,791
	MeadWestvaco Corp.	95,100	4,209
	Newmont Mining Corp.	125,400	3,190
	Nucor Corp.	120,900	5,955
	Potash Corp. of Saskatchewan, Inc.	89,700	3,405
	Vulcan Materials Co.	84,600	5,393

	Total		36,105

	Telecommunication Services (2.9%)

	AT&T, Inc.	296,135	10,471
	CenturyLink, Inc.	107,190	3,880
	Verizon Communications, Inc.	146,708	7,179

	Total		21,530

	Utilities (5.7%)

	The AES Corp.	185,400	2,883
	Duke Energy Corp.	113,000	8,383
	Entergy Corp.	95,500	7,840

	Common Stocks (90.5%)		Shares/ $ Par	Value $ (000’s)

	Utilities (continued)

	Exelon Corp.		169,200	6,172
	FirstEnergy Corp.		99,300	3,448
	NiSource, Inc.		230,600	9,072
	Xcel Energy, Inc.		141,700	4,567

	Total			42,365

	Total Common Stocks (Cost: $513,107)			676,373

	Foreign Common Stocks (1.3%)	Country

	Consumer Discretionary (0.3%)

	Pearson PLC	United Kingdom	107,625	2,125

	Total			2,125

	Health Care (0.5%)

	GlaxoSmithKline PLC	United Kingdom	137,521	3,681

	Total			3,681

	Telecommunication Services (0.5%)

*	Telefonica SA	Spain	134,688	2,309
	Vodafone Group PLC	United Kingdom	387,997	1,295

	Total			3,604

	Total Foreign Common Stocks (Cost: $9,645)			9,410

	Short-Term Investments (8.2%)

	Money Market Funds (8.2%)

	T. Rowe Price Reserve Investment Fund		61,231,525	61,232

	Total Short-Term Investments (Cost: $61,232)			61,232

	Total Investments (100.0%) (Cost: $583,984)(a)			747,015

	Other Assets, Less Liabilities (0.0%)			120

	Net Assets (100.0%)			747,135

The Accompanying Notes are an Integral Part of the Financial Statements.

24  Equity Income Portfolio

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $583,984 and the net unrealized appreciation of investments based on that cost was $163,031 which is comprised of $174,335 aggregate gross unrealized appreciation and $11,304 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(p)	Restricted securities (excluding 144A issues) on June 30, 2014.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Dell Appraisal Rights Action (347,300 Restricted Shares)	6/13/12	$4,130	$4,775	0.68%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks
Information Technology	$69,343	$—	$4,775
All Others	602,255	—	—
Foreign Common Stocks	9,410	—	—
Short-Term Investments	61,232	—	—

Total	$742,240	$—	$4,775

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio  25

Mid Cap Growth Stock Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,025.99	$ 2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.56

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

26  Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.8%)

	BorgWarner, Inc.	274,040	17,865
*	Chipotle Mexican Grill, Inc.	20,267	12,009
*	Dollar General Corp.	259,436	14,881
*	Fossil Group, Inc.	156,097	16,315
	Harley-Davidson, Inc.	247,242	17,270
	Marriott International, Inc. - Class A	166,574	10,677
*	O’Reilly Automotive, Inc.	195,069	29,377
	Six Flags Entertainment Corp.	246,194	10,476
	Williams-Sonoma, Inc.	403,339	28,952

	Total		157,822

	Consumer Staples (6.8%)

	Church & Dwight Co., Inc.	318,481	22,278
	Keurig Green Mountain, Inc.	208,332	25,960
	Mead Johnson Nutrition Co.	264,004	24,597

	Total		72,835

	Energy (6.5%)

*	Concho Resources, Inc.	94,287	13,624
*	FMC Technologies, Inc.	281,813	17,210
	Helmerich & Payne, Inc.	91,207	10,590
	Range Resources Corp.	165,736	14,411
*	Whiting Petroleum Corp.	167,621	13,452

	Total		69,287

	Financials (6.7%)

*	Affiliated Managers Group, Inc.	122,783	25,220
	LPL Financial Holdings, Inc.	396,383	19,716
*	Portfolio Recovery Associates, Inc.	221,051	13,159

	Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

	Financials (continued)

*	Signature Bank	108,304	13,666

	Total		71,761

	Health Care (16.1%)

*	Align Technology, Inc.	228,384	12,799
*	BioMarin Pharmaceutical, Inc.	248,792	15,477
*	Catamaran Corp.	262,956	11,612
	HealthSouth Corp.	447,109	16,038
*	HMS Holdings Corp.	968,852	19,774
*	IDEXX Laboratories, Inc.	143,116	19,116
*	Medivation, Inc.	211,622	16,312
*	Salix Pharmaceuticals, Ltd.	101,620	12,535
*	Sirona Dental Systems, Inc.	280,766	23,152
	Techne Corp.	152,955	14,159
	Zoetis, Inc.	324,766	10,480

	Total		171,454

	Industrials (16.0%)

	AMETEK, Inc.	299,623	15,664
	Equifax, Inc.	399,651	28,991
	Fastenal Co.	382,386	18,924
	Fortune Brands Home & Security, Inc.	500,769	19,996
*	Jacobs Engineering Group, Inc.	97,430	5,191
*	Old Dominion Freight Line, Inc.	286,004	18,213
	Robert Half International, Inc.	221,051	10,553
*	Stericycle, Inc.	228,594	27,070
	TransDigm Group, Inc.	95,963	16,051
*	United Rentals, Inc.	100,447	10,520

	Total		171,173

	Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (21.7%)

*	Akamai Technologies, Inc.	357,243	21,813
	Amphenol Corp. - Class A	117,335	11,304
*	ANSYS, Inc.	202,759	15,373
*	CoStar Group, Inc.	86,933	13,750
	FactSet Research Systems, Inc.	170,764	20,540
*	Gartner, Inc.	351,502	24,788
*	Genpact, Ltd.	835,676	14,649
*	Guidewire Software, Inc.	391,815	15,931
*	IPG Photonics Corp.	211,622	14,560
*	NeuStar, Inc. - Class A	325,248	8,463
*	Pandora Media, Inc.	633,818	18,698
*	Red Hat, Inc.	408,577	22,582
*	Solarwinds, Inc.	150,419	5,815
*	Vantiv, Inc. - Class A	693,575	23,318

	Total		231,584

	Materials (4.9%)

	Airgas, Inc.	165,799	18,057
	Cytec Industries, Inc.	191,717	20,211
	International Flavors & Fragrances, Inc.	137,240	14,311

	Total		52,579

	Telecommunication Services (2.7%)

*	SBA Communications Corp. - Class A	287,052	29,365

	Total		29,365

	Total Common Stocks (Cost: $918,642)		1,027,860

	Total Investments (96.2%) (Cost: $918,642)(a)		1,027,860

	Other Assets, Less Liabilities (3.8%)		40,371

	Net Assets (100.0%)		1,068,231

*	Non-Income Producing

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $918,642 and the net unrealized appreciation of investments based on that cost was $109,218 which is comprised of $130,916 aggregate gross unrealized appreciation and $21,698 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$1,027,860	$—	$—

Total	$1,027,860	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio  27

Index 400 Stock Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments such as futures and, to a lesser extent, swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,073.12	$ 1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.35

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

28  Index 400 Stock Portfolio

Index 400 Stock Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.5%)

	Aaron’s, Inc.	28,054	1,000
	Abercrombie & Fitch Co. - Class A	28,267	1,223
	Advance Auto Parts, Inc.	28,335	3,823
*	AMC Networks, Inc. - Class A	22,955	1,412
	American Eagle Outfitters, Inc.	66,447	746
*	Ann, Inc.	18,187	748
*	Apollo Group, Inc. – Class A	38,515	1,204
*	Ascena Retail Group, Inc.	50,230	859
*	Bally Technologies, Inc.	15,254	1,002
	Big Lots, Inc.	21,545	985
	Brinker International, Inc.	25,227	1,227
	Brunswick Corp.	36,013	1,517
*	Cabela’s, Inc.	18,206	1,136
	Carter’s, Inc.	20,854	1,437
	The Cheesecake Factory, Inc.	17,846	828
	Chico’s FAS, Inc.	59,517	1,009
	Cinemark Holdings, Inc.	40,439	1,430
	CST Brands, Inc.	29,370	1,013
*	Deckers Outdoor Corp.	13,448	1,161
	DeVry, Inc.	22,195	940
	Dick’s Sporting Goods, Inc.	38,583	1,796
	Domino’s Pizza, Inc.	21,606	1,579
*	DreamWorks Animation SKG, Inc. - Class A	27,941	650
	Foot Locker, Inc.	56,634	2,872
	Gentex Corp.	56,670	1,649
	Guess?, Inc.	23,177	626
	Hanesbrands, Inc.	38,675	3,807
	HSN, Inc.	13,021	771
	International Game Technology	95,932	1,526
	International Speedway Corp. - Class A	10,840	361
*	J.C. Penney Co., Inc.	118,372	1,071
*	Jarden Corp.	46,601	2,766
	John Wiley & Sons, Inc. - Class A	18,188	1,102
*	Kate Spade & Co.	49,149	1,875
	KB Home	34,941	653
	Lamar Advertising Co. - Class A	25,497	1,351
*	Life Time Fitness, Inc.	14,604	712
*	Live Nation Entertainment, Inc.	55,274	1,365
*	LKQ Corp.	117,239	3,129
	M.D.C. Holdings, Inc.	15,170	460
	Meredith Corp.	14,373	695
*	Murphy USA, Inc.	17,251	843
	The New York Times Co. - Class A	49,024	746
*	NVR, Inc.	1,580	1,818

	Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued

*	Office Depot, Inc.	188,997	1,075
*	Panera Bread Co. – Class A	10,135	1,519
	Polaris Industries, Inc.	25,591	3,333
	Rent-A-Center, Inc.	20,505	588
	Service Corp. International	82,934	1,718
	Signet Jewelers, Ltd.	31,150	3,445
	Sotheby’s	26,774	1,124
*	Tempur-Pedic International, Inc.	23,613	1,410
	Thor Industries, Inc.	17,390	989
*	Time, Inc.	43,338	1,050
*	Toll Brothers, Inc.	62,141	2,293
	Tupperware Brands Corp.	19,595	1,640
	The Wendy’s Co.	102,575	875
	Williams-Sonoma, Inc.	33,998	2,440

	Total		82,422

	Consumer Staples (3.3%)

	Church & Dwight Co., Inc.	52,786	3,692
	Dean Foods Co.	36,304	639
	Energizer Holdings, Inc.	23,952	2,923
	Flowers Foods, Inc.	68,265	1,439
*	The Hain Celestial Group, Inc.	19,464	1,727
	Hillshire Brands Co.	47,649	2,969
	Ingredion, Inc.	28,968	2,174
	Lancaster Colony Corp.	7,539	718
*	Post Holdings, Inc.	17,072	869
*	SUPERVALU, INC.	76,805	631
	Tootsie Roll Industries, Inc.	8,026	236
*	United Natural Foods, Inc.	19,274	1,255
	Universal Corp.	9,020	499
*	The WhiteWave Foods Co.	67,533	2,186

	Total		21,957

	Energy (5.1%)

*	Atwood Oceanics, Inc.	22,471	1,179
*	Bill Barrett Corp.	19,302	517
	CARBO Ceramics, Inc.	7,717	1,189
*	Dresser-Rand Group, Inc.	29,702	1,893
*	Dril-Quip, Inc.	15,800	1,726
	Energen Corp.	28,268	2,512
*	Gulfport Energy Corp.	33,179	2,084
*	Helix Energy Solutions Group, Inc.	38,121	1,003
	HollyFrontier Corp.	77,165	3,371
	Oceaneering International, Inc.	41,947	3,277
*	Oil States International, Inc.	20,606	1,321
	Patterson-UTI Energy, Inc.	56,121	1,961

	Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

	Energy continued

*	Rosetta Resources, Inc.	23,861	1,309
	SM Energy Co.	26,045	2,190
	Superior Energy Services, Inc.	60,821	2,198
	Tidewater, Inc.	19,243	1,081
*	Unit Corp.	17,137	1,180
	World Fuel Services Corp.	27,955	1,376
*	WPX Energy, Inc.	78,513	1,877

	Total		33,244

	Financials (21.1%)

	Alexander & Baldwin, Inc.	16,654	690
	Alexandria Real Estate Equities, Inc.	27,828	2,161
*	Alleghany Corp.	6,394	2,801
	American Campus Communities, Inc.	40,745	1,558
	American Financial Group, Inc.	27,814	1,657
	Arthur J. Gallagher & Co.	61,014	2,843
	Aspen Insurance Holdings, Ltd.	25,412	1,154
	Associated Banc-Corp.	61,930	1,120
	Astoria Financial Corp.	32,820	441
	BancorpSouth, Inc.	32,822	806
	Bank of Hawaii Corp.	17,256	1,013
	BioMed Realty Trust, Inc.	74,767	1,632
	Brown & Brown, Inc.	46,172	1,418
	Camden Property Trust	33,233	2,365
	Cathay General Bancorp	28,759	735
	CBOE Holdings, Inc.	33,394	1,643
	City National Corp.	18,571	1,407
	Commerce Bancshares, Inc.	31,424	1,461
	Corporate Office Properties Trust	34,026	946
	Corrections Corp. of America	45,196	1,485
	Cullen/Frost Bankers, Inc.	20,582	1,635
	Duke Realty Corp.	127,970	2,324
	East West Bancorp, Inc.	55,691	1,949
	Eaton Vance Corp.	46,887	1,772
	Equity One, Inc.	24,592	580
	Everest Re Group, Ltd.	17,907	2,874
	Extra Space Storage, Inc.	42,779	2,278
	Federal Realty Investment Trust	26,128	3,159
	Federated Investors, Inc. - Class B	36,739	1,136
	First American Financial Corp.	41,494	1,153
	First Horizon National Corp.	91,887	1,090
	First Niagara Financial Group, Inc.	137,467	1,201
	FirstMerit Corp.	64,222	1,268

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio  29

Index 400 Stock Portfolio

	Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	Fulton Financial Corp.	73,393	909
	Hancock Holding Co.	31,958	1,129
	Hanover Insurance Group, Inc.	17,112	1,081
	HCC Insurance Holdings, Inc.	38,800	1,899
	Highwoods Properties, Inc.	35,002	1,468
	Home Properties, Inc.	22,189	1,419
	Hospitality Properties Trust	58,158	1,768
	International Bancshares Corp.	22,108	597
	Janus Capital Group, Inc.	58,317	728
	Jones Lang LaSalle, Inc.	17,309	2,188
	Kemper Corp.	19,774	729
	Kilroy Realty Corp.	31,933	1,989
	LaSalle Hotel Properties	40,650	1,435
	Liberty Property Trust	57,363	2,176
	Mack-Cali Realty Corp.	34,434	740
	Mercury General Corp.	14,093	663
	Mid-America Apartment Communities, Inc.	29,133	2,128
*	MSCI, Inc.	45,327	2,078
	National Retail Properties, Inc.	47,846	1,779
	New York Community Bancorp, Inc.	171,923	2,747
	Old Republic International Corp.	94,110	1,557
	OMEGA Healthcare Investors, Inc.	48,952	1,804
	PacWest Bancorp	37,221	1,607
	Potlatch Corp.	15,765	653
	Primerica, Inc.	21,135	1,011
	Prosperity Bancshares, Inc.	23,292	1,458
	Protective Life Corp.	30,623	2,123
	Raymond James Financial, Inc.	48,217	2,446
	Rayonier, Inc.	49,118	1,746
	Realty Income Corp.	86,006	3,820
	Regency Centers Corp.	35,864	1,997
	Reinsurance Group of America, Inc.	26,829	2,117
	RenaissanceRe Holdings, Ltd.	15,749	1,685
	SEI Investments Co.	55,188	1,809
	Senior Housing Properties Trust	79,124	1,922
*	Signature Bank	19,419	2,450
	SL Green Realty Corp.	37,067	4,055
	SLM Corp.	164,203	1,365
	StanCorp Financial Group, Inc.	16,987	1,087
*	SVB Financial Group	19,355	2,257
	Synovus Financial Corp.	53,979	1,316
	Taubman Centers, Inc.	24,571	1,863
	TCF Financial Corp.	64,716	1,059
	Trustmark Corp.	26,193	647

	Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	UDR, Inc.	97,653	2,796
	Umpqua Holdings Corp.	66,562	1,193
	Valley National Bancorp	77,861	772
	W.R. Berkley Corp.	40,163	1,860
	Waddell & Reed Financial, Inc. - Class A	33,102	2,072
	Washington Federal, Inc.	39,355	883
*	Washington Prime Group, Inc.	60,328	1,131
	Webster Financial Corp.	35,078	1,106
	Weingarten Realty Investors	43,651	1,433
	Westamerica Bancorporation	10,218	534

	Total		139,039

	Health Care (9.2%)

*	Align Technology, Inc.	27,901	1,564
*	Allscripts Healthcare Solutions, Inc.	62,041	996
*	Bio-Rad Laboratories, Inc. - Class A	7,835	938
*	Charles River Laboratories International, Inc.	18,785	1,005
*	Community Health Systems, Inc.	44,766	2,031
	The Cooper Cos., Inc.	18,619	2,523
*	Covance, Inc.	22,299	1,908
*	Cubist Pharmaceuticals, Inc.	29,248	2,042
*	Endo International PLC	54,407	3,810
*	Health Net, Inc.	31,150	1,294
*	Henry Schein, Inc.	33,154	3,934
	Hill-Rom Holdings, Inc.	22,224	923
*	HMS Holdings Corp.	34,049	695
*	Hologic, Inc.	107,320	2,721
*	IDEXX Laboratories, Inc.	19,926	2,662
*	LifePoint Hospitals, Inc.	17,275	1,073
*	Mallinckrodt PLC	22,712	1,817
*	MEDNAX, Inc.	38,601	2,245
*	Mettler-Toledo International, Inc.	11,349	2,873
	Omnicare, Inc.	38,461	2,560
	Owens & Minor, Inc.	24,504	833
	ResMed, Inc.	54,503	2,759
*	Salix Pharmaceuticals, Ltd.	24,627	3,038
*	Sirona Dental Systems, Inc.	21,497	1,773
	STERIS Corp.	22,949	1,227
	Techne Corp.	12,932	1,197
	Teleflex, Inc.	16,066	1,697
*	Thoratec Corp.	22,093	770
*	United Therapeutics Corp.	17,140	1,517
	Universal Health Services, Inc. - Class B	34,914	3,343
*	VCA, Inc.	34,296	1,203

	Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued

*	WellCare Health Plans, Inc.	17,039	1,272

	Total		60,243

	Industrials (16.5%)

	A.O. Smith Corp.	29,560	1,466
	Acuity Brands, Inc.	16,782	2,320
*	Aecom Technology Corp.	38,548	1,241
	AGCO Corp.	33,926	1,907
	Alaska Air Group, Inc.	26,690	2,537
	Alliant Techsystems, Inc.	12,373	1,657
*	B/E Aerospace, Inc.	38,426	3,554
	Belden, Inc.	16,110	1,259
	Carlisle Cos., Inc.	24,890	2,156
*	Civeo Corp.	41,213	1,032
	CLARCOR, Inc.	19,581	1,211
*	Clean Harbors, Inc.	21,477	1,380
	Con-way, Inc.	22,159	1,117
*	Copart, Inc.	43,570	1,567
	The Corporate Executive Board Co.	13,127	895
	Crane Co.	19,196	1,427
	Deluxe Corp.	19,440	1,139
	Donaldson Co., Inc.	51,080	2,162
*	Esterline Technologies Corp.	12,417	1,429
	Exelis, Inc.	73,624	1,250
	Fortune Brands Home & Security, Inc.	64,493	2,575
*	FTI Consulting, Inc.	15,867	600
	GATX Corp.	17,881	1,197
*	Genesee & Wyoming, Inc. - Class A	19,811	2,080
	Graco, Inc.	23,543	1,838
	Granite Construction, Inc.	14,123	508
	Harsco Corp.	31,359	835
	Herman Miller, Inc.	23,008	696
	HNI Corp.	17,516	685
	Hubbell, Inc. - Class B	20,915	2,576
	Huntington Ingalls Industries, Inc.	19,073	1,804
	IDEX Corp.	31,311	2,528
	ITT Corp.	35,615	1,713
	J.B. Hunt Transport Services, Inc.	35,523	2,621
*	JetBlue Airways Corp.	88,758	963
	KBR, Inc.	57,167	1,363
	Kennametal, Inc.	30,514	1,412
*	Kirby Corp.	22,132	2,593
	Landstar System, Inc.	17,459	1,117
	Lennox International, Inc.	17,561	1,573
	Lincoln Electric Holdings, Inc.	31,236	2,183
	Manpower, Inc.	30,925	2,624
	MSA Safety, Inc.	12,329	709
	MSC Industrial Direct Co., Inc. - Class A	18,396	1,759
	Nordson Corp.	23,243	1,864
*	NOW, Inc.	41,669	1,509

The Accompanying Notes are an Integral Part of the Financial Statements.

30  Index 400 Stock Portfolio

Index 400 Stock Portfolio

	Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued

*	Old Dominion Freight Line, Inc.	27,107	1,726
	Oshkosh Corp.	32,989	1,832
	R.R. Donnelley & Sons Co.	77,522	1,315
	Regal-Beloit Corp.	17,527	1,377
	Rollins, Inc.	24,954	749
	SPX Corp.	17,017	1,841
	Terex Corp.	42,839	1,761
	The Timken Co.	29,770	2,020
	Towers Watson & Co. - Class A	24,846	2,590
	Trinity Industries, Inc.	60,168	2,631
	Triumph Group, Inc.	20,255	1,414
*	United Rentals, Inc.	37,779	3,957
	URS Corp.	26,785	1,228
	Valmont Industries, Inc.	10,441	1,586
	Wabtec Corp.	37,460	3,094
	Waste Connections, Inc.	48,141	2,337
	Watsco, Inc.	10,593	1,089
	Werner Enterprises, Inc.	17,669	468
	Woodward, Inc.	22,919	1,150

	Total		108,796

	Information Technology (15.6%)

*	3D Systems Corp.	39,703	2,374
*	ACI Worldwide, Inc.	14,730	822
*	Acxiom Corp.	29,888	648
	ADTRAN, Inc.	21,912	494
*	Advanced Micro Devices, Inc.	251,573	1,054
	Advent Software, Inc.	15,791	514
*	ANSYS, Inc.	35,989	2,729
*	AOL, Inc.	31,047	1,235
*	ARRIS Group, Inc.	46,339	1,507
*	Arrow Electronics, Inc.	38,697	2,338
*	Atmel Corp.	163,495	1,532
	Avnet, Inc.	53,753	2,382
	Broadridge Financial Solutions, Inc.	46,867	1,952
*	Cadence Design Systems, Inc.	112,443	1,967
*	Ciena Corp.	40,792	884
*	CommVault Systems, Inc.	17,227	847
	Compuware Corp.	85,320	852
*	Concur Technologies, Inc.	18,558	1,732
	Convergys Corp.	39,411	845
*	Conversant, Inc.	24,460	621
*	CoreLogic, Inc.	35,670	1,083
*	Cree, Inc.	47,359	2,366
	Cypress Semiconductor Corp.	56,357	615
	Diebold, Inc.	25,088	1,008
	DST Systems, Inc.	13,566	1,250
*	Equinix, Inc.	19,351	4,066
	FactSet Research Systems, Inc.	15,293	1,839
	Fair Isaac Corp.	13,311	849
*	Fairchild Semiconductor International, Inc.	48,521	757

	Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

	FEI Co.	16,412	1,489
*	Fortinet, Inc.	53,201	1,337
*	Gartner, Inc.	35,042	2,471
	Global Payments, Inc.	27,893	2,032
*	Informatica Corp.	42,642	1,520
*	Ingram Micro, Inc. – Class A	60,280	1,761
*	Integrated Device Technology, Inc.	52,766	816
	InterDigital, Inc.	15,711	751
*	International Rectifier Corp.	27,681	772
	Intersil Corp. - Class A	50,015	748
*	Itron, Inc.	15,273	619
	Jack Henry & Associates, Inc.	32,840	1,952
*	JDS Uniphase Corp.	91,158	1,137
*	Knowles Corp.	33,025	1,015
	Leidos Holdings, Inc.	24,685	946
	Lexmark International, Inc. - Class A	24,183	1,165
	Mentor Graphics Corp.	37,607	811
*	MICROS Systems, Inc.	29,059	1,973
	National Instruments Corp.	38,211	1,238
*	NCR Corp.	65,210	2,288
*	NeuStar, Inc. - Class A	23,396	609
	Plantronics, Inc.	16,526	794
*	Polycom, Inc.	53,655	672
*	PTC, Inc.	46,070	1,788
*	Rackspace Hosting, Inc.	45,247	1,523
*	RF Micro Devices, Inc.	111,095	1,065
*	Riverbed Technology, Inc.	62,353	1,286
*	Rovi Corp.	36,792	882
	Science Applications International Corp.	15,842	700
*	Semtech Corp.	26,130	683
*	Silicon Laboratories, Inc.	15,521	764
	Skyworks Solutions, Inc.	73,635	3,458
*	Solarwinds, Inc.	25,475	985
	Solera Holdings, Inc.	26,721	1,794
*	SunEdison, Inc.	95,584	2,160
*	Synopsys, Inc.	60,097	2,333
*	Tech Data Corp.	14,851	929
	Teradyne, Inc.	75,446	1,479
*	TIBCO Software, Inc.	59,411	1,198
*	Trimble Navigation, Ltd.	101,323	3,744
*	VeriFone Systems, Inc.	43,392	1,595
	Vishay Intertechnology, Inc.	52,686	816
*	WEX, Inc.	15,050	1,580
*	Zebra Technologies Corp. - Class A	19,609	1,614

	Total		102,454

	Materials (7.3%)

	Albemarle Corp.	30,895	2,209
	AptarGroup, Inc.	25,422	1,704
	Ashland, Inc.	28,149	3,061
	Cabot Corp.	23,292	1,351

	Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

	Materials continued

	Carpenter Technology Corp.	20,620	1,304
	Cliffs Natural Resources, Inc.	59,494	895
	Commercial Metals Co.	45,730	792
	Compass Minerals International, Inc.	13,024	1,247
	Cytec Industries, Inc.	13,926	1,468
	Domtar Corp.	25,234	1,081
	Eagle Materials, Inc.	19,438	1,833
	Grief, Inc. - Class A	11,850	647
*	Louisiana-Pacific Corp.	54,814	823
	Martin Marietta Materials, Inc.	17,959	2,371
	Minerals Technologies, Inc.	13,393	878
	NewMarket Corp.	4,298	1,685
	Olin Corp.	30,686	826
	Packaging Corp. of America	38,186	2,730
	PolyOne Corp.	36,557	1,541
*	Rayonier Advanced Materials, Inc.	16,372	634
	Reliance Steel & Aluminum Co.	30,183	2,225
	Rock-Tenn Co. - Class A	27,875	2,943
	Royal Gold, Inc.	25,235	1,921
	RPM International, Inc.	51,752	2,390
	The Scotts Miracle-Gro Co. - Class A	16,900	961
	Sensient Technologies Corp.	19,210	1,070
	Silgan Holdings, Inc.	17,032	866
	Sonoco Products Co.	39,636	1,741
	Steel Dynamics, Inc.	86,756	1,557
	The Valspar Corp.	30,163	2,298
	Worthington Industries, Inc.	20,215	870

	Total		47,922

	Telecommunication Services (0.5%)

	Telephone and Data Systems, Inc.	38,436	1,004
*	tw telecom, Inc.	53,569	2,159

	Total		3,163

	Utilities (4.7%)

	Alliant Energy Corp.	43,087	2,622
	Aqua America, Inc.	68,768	1,803
	Atmos Energy Corp.	38,911	2,078
	Black Hills Corp.	17,333	1,064
	Cleco Corp.	23,443	1,382
	Great Plains Energy, Inc.	59,710	1,604
	Hawaiian Electric Industries, Inc.	39,413	998
	IDACORP, Inc.	19,538	1,130
	MDU Resources Group, Inc.	74,417	2,612
	National Fuel Gas Co.	32,628	2,555
	OGE Energy Corp.	77,343	3,023

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio  31

Index 400 Stock Portfolio

Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

Utilities continued

ONE Gas, Inc.	20,186	762
PNM Resources, Inc.	30,937	907
Questar Corp.	68,025	1,687
UGI Corp.	44,696	2,257
Vectren Corp.	32,028	1,361
Westar Energy, Inc.	50,062	1,912
WGL Holdings, Inc.	20,159	869

Total		30,626

Total Common Stocks (Cost: $413,042)		629,866

	Short-Term Investments (3.2%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper (3.2%)

	American Electric Power, 0.21%, 7/8/14 144A	5,000,000	5,000
	Cox Enterprises, Inc., 0.20%, 7/1/14 144A	8,900,000	8,900
	Duke Energy Corp., 0.18%, 7/2/14 144A	5,000,000	5,000
(b)	Federal Home Loan Bank Disc Corp., 0.06%, 9/26/14	2,000,000	2,000

	Total Short-Term Investments (Cost: $20,900)		20,900

	Total Investments (99.0%) (Cost: $433,942)(a)		650,766

	Other Assets, Less Liabilities (1.0%)		6,470

	Net Assets (100.0%)		657,236

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014 the value of these securities (in thousands) was $18,900 representing 2.9% of the net assets.

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $433,942 and the net unrealized appreciation of investments based on that cost was $216,824 which is comprised of $230,152 aggregate gross unrealized appreciation and $13,328 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at June 30, 2014, $20,996)	148	9/14	$157

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$629,866	$—	$—
Short-Term Investments	—	20,900	—
Other Financial Instruments^
Futures	157	—	—

Total	$630,023	$20,900	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

32  Index 400 Stock Portfolio

Mid Cap Value Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks. The value of securities acquired in an IPO may rise or fall more rapidly than investments in more established issuers.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,101.69	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Value Portfolio  33

Mid Cap Value Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Common Stocks (89.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (5.7%)

	Autoliv, Inc.	9,807	1,045
*	Bed Bath & Beyond, Inc.	19,896	1,142
	Carnival Corp.	81,873	3,082
	Coach, Inc.	22,078	755
	CST Brands, Inc.	59,079	2,038
	Family Dollar Stores, Inc.	22,133	1,464
	International Game Technology	142,780	2,272
	Lowe’s Cos., Inc.	133,851	6,423
*	Markit, Ltd.	15,636	422
	Target Corp.	68,068	3,945

	Total		22,588

	Consumer Staples (6.1%)

	Campbell Soup Co.	36,440	1,669
	ConAgra Foods, Inc.	116,564	3,460
	Dr. Pepper Snapple Group, Inc.	16,129	945
	General Mills, Inc.	45,016	2,365
	The Hillshire Brands Co.	14,500	903
	The J.M. Smucker Co.	21,690	2,312
	Kellogg Co.	30,066	1,975
	Kraft Foods Group, Inc.	32,341	1,939
	Mondelez International, Inc.	54,669	2,056
	Sysco Corp.	168,628	6,315

	Total		23,939

	Energy (4.6%)

	Apache Corp.	58,345	5,871
*	Cameron International Corp.	28,953	1,960
	Devon Energy Corp.	39,232	3,115
	Murphy Oil Corp.	28,920	1,923
*	Southwestern Energy Co.	73,998	3,366
	Williams Partners LP	37,896	2,057

	Total		18,292

	Financials (25.0%)

	ACE, Ltd.	38,632	4,006
	Aflac, Inc.	29,338	1,826
	The Allstate Corp.	39,498	2,319
	Annaly Capital Management, Inc.	286,413	3,274
	Arthur J. Gallagher & Co.	46,438	2,164
	Bank of Hawaii Corp.	14,192	833
	BOK Financial Corp.	29,929	1,993
	Brown & Brown, Inc.	64,104	1,969
	Capitol Federal Financial, Inc.	77,824	946
	Capstead Mortgage Corp.	77,138	1,014
	The Chubb Corp.	34,956	3,222
	Comerica, Inc.	43,663	2,190
	Commerce Bancshares, Inc.	113,553	5,280
	Corrections Corp. of America	120,351	3,954
	Cullen/Frost Bankers, Inc.	40,439	3,212
	Empire State Realty Trust, Inc.	120,796	1,993
	Franklin Resources, Inc.	42,295	2,446

	Common Stocks (89.2%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	HCC Insurance Holdings, Inc.	80,609	3,945
	KeyCorp	75,651	1,084
	LPL Financial Holdings, Inc.	43,101	2,144
	M&T Bank Corp.	42,731	5,301
	MetLife, Inc.	32,129	1,785
	Northern Trust Corp.	171,554	11,016
	People’s United Financial, Inc.	254,993	3,868
	Piedmont Office Realty Trust, Inc. - Class A	241,070	4,566
	PNC Financial Services Group, Inc.	49,858	4,440
	Reinsurance Group of America, Inc.	52,828	4,168
	State Street Corp.	38,065	2,560
	SunTrust Banks, Inc.	72,168	2,891
	The Travelers Cos., Inc.	26,115	2,457
	Unum Group	67,172	2,335
	Westamerica Bancorporation	58,737	3,071

	Total		98,272

	Health Care (11.5%)

	Agilent Technologies, Inc.	40,284	2,314
	Becton, Dickinson and Co.	9,108	1,077
*	Bio-Rad Laboratories, Inc. - Class A	16,003	1,916
*	Boston Scientific Corp.	176,968	2,260
	Cardinal Health, Inc.	43,528	2,984
*	CareFusion Corp.	119,535	5,301
	CIGNA Corp.	17,968	1,653
*	Hospira, Inc.	76,611	3,936
*	LifePoint Hospitals, Inc.	66,984	4,160
	Medtronic, Inc.	61,448	3,918
	Patterson Cos., Inc.	66,710	2,636
	Quest Diagnostics, Inc.	87,546	5,138
	STERIS Corp.	18,380	983
	Stryker Corp.	34,156	2,880
*	Waters Corp.	18,856	1,969
	Zimmer Holdings, Inc.	20,898	2,170

	Total		45,295

	Industrials (11.0%)

	The ADT Corp.	228,125	7,971
	Exelis, Inc.	157,412	2,673
	General Dynamics Corp.	19,263	2,245
	Northrop Grumman Corp.	8,369	1,001
	Regal-Beloit Corp.	18,146	1,426
	Republic Services, Inc.	327,139	12,421
	Rockwell Collins, Inc.	22,170	1,732
	Southwest Airlines Co.	63,912	1,717
	Stanley Black & Decker, Inc.	28,308	2,486
	Textron, Inc.	57,724	2,210
	Tyco International, Ltd.	78,873	3,597
	Waste Management, Inc.	39,993	1,789
	Werner Enterprises, Inc.	82,086	2,176

	Total		43,444

The Accompanying Notes are an Integral Part of the Financial Statements.

34  Mid Cap Value Portfolio

Mid Cap Value Portfolio

	Common Stocks (89.2%)		Shares/ $ Par	Value $ (000’s)

	Information Technology (8.3%)

	Applied Materials, Inc.		335,079	7,556
	Harris Corp.		14,262	1,080
	KLA-Tencor Corp.		50,007	3,633
	Maxim Integrated Products, Inc.		39,650	1,341
	Microchip Technology, Inc.		29,381	1,434
*	Micron Technology, Inc.		35,948	1,184
	MKS Instruments, Inc.		18,435	576
	SanDisk Corp.		24,672	2,577
	TE Connectivity, Ltd.		42,811	2,647
	Teradyne, Inc.		236,551	4,636
	Western Digital Corp.		63,108	5,825

	Total			32,489

	Materials (3.2%)

	Bemis Co., Inc.		68,519	2,786
*	Constellium NV - Class A		80,501	2,581
	Newmont Mining Corp.		63,720	1,621
	Nucor Corp.		71,943	3,543
	Sonoco Products Co.		45,883	2,016

	Total			12,547

	Telecommunication Services (0.6%)

	CenturyLink, Inc.		68,083	2,464

	Total			2,464

	Utilities (13.2%)

	Ameren Corp.		60,719	2,482
	Atmos Energy Corp.		53,665	2,866
	Consolidated Edison, Inc.		80,429	4,644
	Edison International		58,126	3,378
	Great Plains Energy, Inc.		199,516	5,361
	The Laclede Group, Inc.		125,426	6,090
	Northeast Utilities		43,147	2,040
	NorthWestern Corp.		39,664	2,070
	PG&E Corp.		90,656	4,353
	Portland General Electric Co.		38,959	1,351
	The Southern Co.		75,939	3,446
	Westar Energy, Inc.		177,829	6,791
	WGL Holdings, Inc.		50,352	2,170
	Xcel Energy, Inc.		147,639	4,758

	Total			51,800

	Total Common Stocks (Cost: $305,180)			351,130

	Foreign Common Stocks (5.9%)	Country

	Consumer Staples (0.5%)

	Danone SA	France	26,058	1,935

	Total			1,935

	Energy (2.6%)

	Imperial Oil, Ltd.	Canada	195,919	10,324

	Total			10,324

Foreign Common Stocks (5.9%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials (2.1%)

BAE Systems PLC	United Kingdom	435,162	3,224
Royal Philips Electronics NV	Netherlands	160,070	5,080

Total			8,304

Telecommunication Services (0.7%)

Rogers Communications, Inc. - Class B	Canada	66,726	2,685

Total			2,685

Total Foreign Common Stocks (Cost: $20,622)			23,248

Investment Companies (2.5%)

Investment Companies (2.5%)

iShares Russell Midcap Value Index Fund		135,834	9,863

Total Investment Companies (Cost: $9,394)			9,863

Short-Term Investments (2.5%)

Commercial Paper (2.5%)

Federal Farm Credit Bank, 0.01%, 7/1/14		9,650,000	9,650

Total			9,650

Money Market Funds (0.0%)

JPMorgan Money Market Fund		15,147	15

Total			15

Total Short-Term Investments (Cost: $9,665)			9,665

Total Investments (100.1%) (Cost: $344,861)(a)			393,906

Other Assets, Less Liabilities (-0.1%)			(225)

Net Assets (100.0%)			393,681

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio  35

Mid Cap Value Portfolio

*	Non-Income Producing

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $344,861 and the net unrealized appreciation of investments based on that cost was $49,045 which is comprised of $51,348 aggregate gross unrealized appreciation and $2,303 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on June 30, 2014.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Securities USA	CAD	11,784	7/14	$—	$(74)		$(74)
Sell	HSBC Securities USA	EUR	4,324	7/14	—	(41)		(41)
Sell	UBS	EUR	55	7/14	—	—(	m)	—(	m)
Sell	HSBC Securities USA	GBP	1,583	7/14	—	(22)		(22)

					$—	$(137)		$(137)

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$351,130	$—	$—
Foreign Common Stocks	23,248	—	—
Investment Companies	9,863	—	—
Short-Term Investments	15	9,650	—

Total Assets	$384,256	$9,650	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	$—	$(137)	—

Total Liabilities	$—	$(137)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

36  Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange traded funds as a cash management strategy. Investing in ETFs may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks due to lack of liquidity, the additional expenses incurred as a shoreholder in another investment company, and tracking error.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,046.61	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$2.86

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Stock Portfolio  37

Small Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.1%)

	Arctic Cat, Inc.	85,650	3,376
*	Bloomin’ Brands, Inc.	253,240	5,680
	Brinker International, Inc.	84,100	4,092
*	Buffalo Wild Wings, Inc.	29,550	4,897
	Core-Mark Holding Co., Inc.	103,744	4,734
	Dana Holding Corp.	193,310	4,721
*	Del Frisco’s Restaurant Group, Inc.	113,180	3,119
*	DreamWorks Animation SKG, Inc. - Class A	78,170	1,818
	DSW, Inc. - Class A	124,550	3,480
*	Five Below, Inc.	81,970	3,272
	Group 1 Automotive, Inc.	24,200	2,040
	HSN, Inc.	84,680	5,017
*	Ignite Restaurant Group, Inc.	151,435	2,205
*	Kate Spade & Co.	144,370	5,506
*	Marriott Vacations Worldwide Corp.	85,470	5,011
	Pier 1 Imports, Inc.	254,965	3,929
	Sotheby’s	87,050	3,655
*	Steven Madden, Ltd.	143,860	4,934
*	Taylor Morrison Home Corp. - Class A	97,600	2,188
*	Tenneco, Inc.	98,740	6,487
*	Vince Holding Corp.	133,352	4,883

	Total		85,044

	Consumer Staples (3.0%)

	Casey’s General Stores, Inc.	82,100	5,771
*	Natural Grocers by Vitamin Cottage, Inc.	115,557	2,474
	PriceSmart, Inc.	29,637	2,580
*	TreeHouse Foods, Inc.	63,895	5,116

	Total		15,941

	Energy (4.3%)

*	Athlon Energy, Inc.	72,915	3,478
	Energy XXI (Bermuda), Ltd.	136,420	3,224
*	Forum Energy Technologies, Inc.	82,619	3,010
*	Jones Energy, Inc. - Class A	123,835	2,539
	PBF Energy, Inc.	92,780	2,472
*	Rosetta Resources, Inc.	71,970	3,947
*	RSP Permian, Inc.	132,000	4,282

	Total		22,952

	Financials (7.0%)

*	Altisource Portfolio Solutions SA	14,870	1,704
	Altisource Residential Corp.	66,460	1,730
	AMERISAFE, Inc.	89,680	3,647
	CoreSite Realty Corp.	73,500	2,431

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	EverBank Financial Corp.	168,370	3,394
	Evercore Partners, Inc.	50,070	2,886
	First Merchants Corp.	148,900	3,148
	Flushing Financial Corp.	82,500	1,695
	HFF, Inc. - Class A	100,050	3,721
*	Portfolio Recovery Associates, Inc.	26,370	1,570
	Protective Life Corp.	40,450	2,804
	Ramco-Gershenson Properties Trust	110,800	1,842
	Sunstone Hotel Investors, Inc.	246,260	3,677
	Wintrust Financial Corp.	65,200	2,999

	Total		37,248

	Health Care (20.3%)

*	Acorda Therapeutics, Inc.	79,800	2,690
*	Aerie Pharmaceuticals, Inc.	89,640	2,220
*	Agios Pharmaceuticals, Inc.	53,710	2,461
*	Alnylam Pharmaceuticals, Inc.	59,150	3,736
*	Anacor Pharmaceuticals, Inc.	134,646	2,387
	Atrion Corp.	8,954	2,919
*	Bruker Corp.	184,425	4,476
*	CorVel Corp.	77,500	3,501
*	Cyberonics, Inc.	52,180	3,259
*	DexCom, Inc.	149,185	5,917
*	Durata Therapeutics, Inc.	138,790	2,364
*	Exelixis, Inc.	426,515	1,446
*	Five Prime Therapeutics, Inc.	96,370	1,499
*	Globus Medical, Inc. - Class A	218,430	5,225
*	GlycoMimetics, Inc.	101,985	860
	HEALTHSOUTH Corp.	149,520	5,363
*	HeartWare International, Inc.	25,500	2,257
*	Hyperion Therapeutics, Inc.	84,500	2,205
*	ICU Medical, Inc.	51,710	3,144
*	ImmunoGen, Inc.	154,800	1,834
*	Ironwood Pharmaceuticals, Inc.	25,900	397
*	The Medicines Co.	148,710	4,322
*	NPS Pharmaceuticals, Inc.	118,580	3,919
*	Omnicell, Inc.	109,200	3,135
*	PAREXEL International Corp.	89,000	4,703
*	Portola Pharmaceuticals, Inc.	78,230	2,283
*	Prestige Brands Holdings, Inc.	132,390	4,487
*	Puma Biotechnology, Inc.	25,015	1,651
*	Salix Pharmaceuticals, Ltd.	26,425	3,260
*	Team Health Holdings, Inc.	98,510	4,920
*	Tesaro, Inc.	68,400	2,128
	U.S. Physical Therapy, Inc.	114,480	3,914

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued

*	Vascular Solutions, Inc.	176,064	3,907
*	WellCare Health Plans, Inc.	51,550	3,849
*	XenoPort, Inc.	226,790	1,095

	Total		107,733

	Industrials (15.7%)

	A.O. Smith Corp.	58,120	2,882
	AAON, Inc.	86,989	2,916
	Acuity Brands, Inc.	37,630	5,202
	Altra Holdings, Inc.	97,459	3,546
	Applied Industrial Technologies, Inc.	67,970	3,448
	Astronics Corp.	71,400	4,030
	AZZ, Inc.	66,400	3,060
	Celadon Group, Inc.	108,450	2,312
*	Chart Industries, Inc.	65,066	5,383
	Deluxe Corp.	91,290	5,348
*	Esterline Technologies Corp.	35,600	4,098
	Exponent, Inc.	54,888	4,068
*	GP Strategies Corp.	109,700	2,839
*	GrafTech International, Ltd.	152,168	1,592
	Heico Corp.	59,647	3,098
	Lennox International, Inc.	47,500	4,255
	Marten Transport, Ltd.	91,220	2,039
*	Moog, Inc. - Class A	58,750	4,282
*	On Assignment, Inc.	106,515	3,789
	Sun Hydraulics Corp.	56,400	2,290
*	Swift Transportation Co.	108,420	2,735
*	Teledyne Technologies, Inc.	47,780	4,643
	The Toro Co.	52,432	3,335
*	WageWorks, Inc.	35,200	1,697

	Total		82,887

	Information Technology (25.5%)

*	Aruba Networks, Inc.	130,450	2,286
*	Aspen Technology, Inc.	126,470	5,868
*	Bankrate, Inc.	171,690	3,011
*	CACI International, Inc. - Class A	42,960	3,016
*	Carbonite, Inc.	263,479	3,154
	Cass Information Systems, Inc.	77,810	3,850
	CDW Corp.	97,600	3,112
*	Coherent, Inc.	20,130	1,332
*	Cvent, Inc.	42,090	1,224
*	Demandware, Inc.	33,450	2,320
*	Ellie Mae, Inc.	138,620	4,315
*	ePlus, Inc.	46,794	2,723
*	Exlservice Holdings, Inc.	116,120	3,420
	Fair Isaac Corp.	71,800	4,578
	FEI Co.	61,625	5,591
*	Five9, Inc.	261,619	1,884
*	Fleetmatics Group, Ltd.	101,050	3,268

The Accompanying Notes are an Integral Part of the Financial Statements.

38   Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

*	GT Advance Technologies, Inc.	209,190	3,891
	Heartland Payment Systems, Inc.	106,910	4,406
	j2 Global, Inc.	93,940	4,778
*	Manhattan Associates, Inc.	157,980	5,439
*	Marketo, Inc.	62,680	1,823
*	Model N, Inc.	175,970	1,945
*	Nanometrics, Inc.	81,600	1,489
*	NetScout Systems, Inc.	91,120	4,040
*	OpenTable, Inc.	68,240	7,070
*	PTC, Inc.	149,470	5,799
*	Qualys, Inc.	71,145	1,826
*	Sapient Corp.	300,960	4,891
	Solera Holdings, Inc.	38,110	2,559
*	SunEdison Semiconductor, Ltd.	56,200	951
*	SunEdison, Inc.	333,520	7,538
*	SunPower Corp.	110,940	4,546
*	Tyler Technologies, Inc.	71,300	6,503
*	Ubiquiti Networks, Inc.	75,880	3,429
*	Ultratech, Inc.	99,580	2,209
*	WebMD Health Corp.	72,005	3,478
*	WEX, Inc.	13,900	1,459

	Total		135,021

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Materials (5.0%)

	Cabot Corp.	61,995	3,595
*	Graphic Packaging Holding Co.	452,500	5,294
*	Headwaters, Inc.	294,800	4,095
*	Omnova Solutions, Inc.	325,820	2,962
	PolyOne Corp.	164,290	6,923
	Silgan Holdings, Inc.	68,600	3,486

	Total		26,355

	Total Common Stocks (Cost: $423,735)		513,181

	Investment Companies (2.3%)

	Investment Companies (2.3%)

	iShares Russell 2000 Growth Index Fund	89,670	12,412

	Total Investment Companies (Cost: $11,737)		12,412

	Total Investments (99.2%) (Cost: $435,472)(a)		525,593

	Other Assets, Less Liabilities (0.8%)		4,155

	Net Assets (100.0%)		529,748

*	Non-Income Producing

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $435,472 and the net unrealized appreciation of investments based on that cost was $90,121 which is comprised of $105,323 aggregate gross unrealized appreciation and $15,202 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$513,181	$—	$—
Investment Companies	12,412	—	—

Total	$525,593	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio  39

Index 600 Stock Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P SmallCap 600” and “Standard & Poor’s SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds and derivative instruments such as swap agreements and, to a lesser extent, futures contracts, for cash management purposes and to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,030.03	$1.66
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.33%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

40   Index 600 Stock Portfolio

Index 600 Stock Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.8%)

*	Aeropostale, Inc.	9,885	34
*	American Public Education, Inc.	2,197	75
	Arctic Cat, Inc.	1,621	64
*	Barnes & Noble, Inc.	4,667	106
	Big 5 Sporting Goods Corp.	2,253	28
*	Biglari Holdings, Inc.	184	78
*	BJ’s Restaurants, Inc.	3,148	110
*	Blue Nile, Inc.	1,523	43
	Bob Evans Farms, Inc.	3,103	155
*	Boyd Gaming Corp.	9,536	116
	Brown Shoe Co., Inc.	5,214	149
	The Buckle, Inc.	3,527	156
*	Buffalo Wild Wings, Inc.	2,376	394
	Callaway Golf Co.	9,746	81
	Capella Education Co.	1,375	75
*	Career Education Corp.	7,267	34
	The Cato Corp. - Class A	3,241	100
	The Children’s Place Retail Stores, Inc.	2,745	136
*	Christopher & Banks Corp.	4,579	40
	Cracker Barrel Old Country Store, Inc.	2,994	298
*	Crocs, Inc.	11,003	165
	DineEquity, Inc.	2,046	163
*	Dorman Products, Inc.	3,808	188
	Drew Industries, Inc.	2,792	140
*	The E.W. Scripps Co. - Class A	3,808	81
	Ethan Allen Interiors, Inc.	3,272	81
	The Finish Line, Inc. - Class A	6,065	180
*	Francesca’s Holdings Corp.	5,306	78
	Fred’s, Inc. - Class A	4,302	66
*	FTD Companies, Inc.	2,380	76
*	Genesco, Inc.	3,015	248
*	G-III Apparel Group, Ltd.	2,091	171
	Group 1 Automotive, Inc.	2,648	223
	Harte-Hanks, Inc.	5,524	40
	Haverty Furniture Cos., Inc.	2,519	63
*	Helen of Troy, Ltd.	3,379	205
*	Hibbett Sports, Inc.	3,219	174
	Hillenbrand, Inc.	7,895	258
*	Iconix Brand Group, Inc.	6,120	263
	Interval Leisure Group, Inc.	5,007	110
*	iRobot Corp.	3,706	152
*	ITT Educational Services, Inc.	2,291	38
	Jack in the Box, Inc.	5,033	301
*	Kirkland’s, Inc.	1,892	35
	La-Z-Boy, Inc.	6,579	152
	Lithia Motors, Inc. - Class A	2,856	269
*	Lumber Liquidators Holdings, Inc.	3,448	262
*	M/I Homes, Inc.	3,076	75
	The Marcus Corp.	2,278	42

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued

*	MarineMax, Inc.	3,117	52
*	Marriott Vacations Worldwide Corp.	3,723	218
	Matthews International Corp. - Class A	3,437	143
	The Men’s Wearhouse, Inc.	5,728	320
*	Meritage Homes Corp.	4,622	195
*	Monarch Casino & Resort, Inc.	1,236	19
	Monro Muffler Brake, Inc.	3,763	200
	Movado Group, Inc.	2,258	94
*	Multimedia Games Holding Co., Inc.	3,722	110
	Nutrisystem, Inc.	3,608	62
*	Outerwall, Inc.	2,562	152
	Oxford Industries, Inc.	1,820	121
	Papa John’s International, Inc.	3,838	163
*	The Pep Boys - Manny, Moe & Jack	6,694	77
*	Perry Ellis International, Inc.	1,561	27
	PetMed Express, Inc.	2,538	34
*	Pinnacle Entertainment, Inc.	7,491	189
	Pool Corp.	5,648	319
*	Quiksilver, Inc.	16,327	58
*	Red Robin Gourmet Burgers, Inc.	1,635	116
	Regis Corp.	5,486	77
*	Ruby Tuesday, Inc.	7,260	55
	Ruth’s Hospitality Group, Inc.	4,529	56
	The Ryland Group, Inc.	5,897	233
	Scholastic Corp.	3,278	112
*	Scientific Games Corp. - Class A	6,038	67
*	Select Comfort Corp.	6,822	141
*	Sizmek, Inc.	2,904	28
*	Skechers U.S.A., Inc. - Class A	4,958	227
	Sonic Automotive, Inc. - Class A	4,295	115
*	Sonic Corp.	6,354	140
	Stage Stores, Inc.	3,988	75
	Standard Motor Products, Inc.	2,586	115
*	Standard Pacific Corp.	18,939	163
	Stein Mart, Inc.	3,542	49
*	Steven Madden, Ltd.	7,244	248
*	Strayer Education, Inc.	1,363	72
	Sturm, Ruger & Co., Inc.	2,439	144
	Superior Industries International, Inc.	2,899	60
	Texas Roadhouse, Inc.	7,448	194
*	Tuesday Morning Corp.	4,700	84
*	Universal Electronics, Inc.	2,000	98

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued

	Universal Technical Institute, Inc.	2,666	32
*	Vitamin Shoppe, Inc.	3,869	166
*	VOXX International Corp.	2,488	23
*	Winnebago Industries, Inc.	3,424	86
	Wolverine World Wide, Inc.	12,749	332
*	Zumiez, Inc.	2,665	73

	Total		12,505

	Consumer Staples (3.2%)

*	Alliance One International, Inc.	10,268	26
	The Andersons, Inc.	3,332	172
*	Annie’s, Inc.	2,142	72
	B&G Foods, Inc.	6,744	221
*	The Boston Beer Co., Inc. - Class A	1,114	249
	Calavo Growers, Inc.	1,743	59
	Cal-Maine Foods, Inc.	1,885	140
	Casey’s General Stores, Inc.	4,837	340
*	Central Garden & Pet Co. - Class A	5,390	50
*	Darling Ingredients, Inc.	20,688	432
*	Diamond Foods, Inc.	2,762	78
	Inter Parfums, Inc.	2,139	63
	J & J Snack Foods Corp.	1,834	173
*	Medifast, Inc.	1,519	46
	Sanderson Farms, Inc.	2,552	248
*	Seneca Foods Corp. - Class A	892	27
	Snyder’s-Lance, Inc.	6,168	163
	SpartanNash Co.	4,742	100
*	TreeHouse Foods, Inc.	4,623	370
	WD-40 Co.	1,770	133

	Total		3,162

	Energy (4.5%)

*	Approach Resources, Inc.	4,454	101
	Arch Coal, Inc.	26,684	97
*	Basic Energy Services, Inc.	4,399	129
	Bristow Group, Inc.	4,473	361
*	C&J Energy Services, Inc.	5,781	195
*	Carrizo Oil & Gas, Inc.	5,204	361
*	Cloud Peak Energy, Inc.	7,659	141
	Comstock Resources, Inc.	5,592	161
*	Contango Oil & Gas Co.	1,947	82
*	ERA Group, Inc.	2,378	68
	Exterran Holdings, Inc.	7,458	336
*	Forest Oil Corp.	14,966	34
*	Geospace Technologies Corp.	1,651	91
	Green Plains, Inc.	3,950	130
	Gulf Island Fabrication, Inc.	1,549	33
*	Hornbeck Offshore Services, Inc.	4,101	193

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio  41

Index 600 Stock Portfolio

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Energy continued

*	ION Geophysical Corp.	16,085	68
*	Matrix Service Co.	3,320	109
*	Newpark Resources, Inc.	10,666	133
*	Northern Oil and Gas, Inc.	7,059	115
*	PDC Energy, Inc.	4,499	284
*	Penn Virginia Corp.	6,679	113
*	PetroQuest Energy, Inc.	7,299	55
*	Pioneer Energy Services Corp.	7,888	138
*	SEACOR Holdings, Inc.	2,411	198
*	Stone Energy Corp.	6,966	326
*	Swift Energy Co.	5,507	72
*	Synergy Resources Corp.	7,868	104
	Tesco Corp.	4,033	86
*	TETRA Technologies, Inc.	9,921	117

	Total		4,431

	Financials (18.9%)

	Acadia Realty Trust	7,212	203
	Agree Realty Corp.	1,881	57
	American Assets Trust, Inc.	4,481	155
	AMERISAFE, Inc.	2,347	95
	Associated Estates Realty Corp.	7,236	130
	Bank Mutual Corp.	5,442	32
	Bank of the Ozarks, Inc.	8,121	272
	Banner Corp.	2,461	97
	BBCN Bancorp, Inc.	9,992	159
*	BofI Holding, Inc.	1,553	114
	Boston Private Financial Holdings, Inc.	10,057	135
	Brookline Bancorp, Inc.	8,875	83
	Calamos Asset Management, Inc.	2,400	32
	Capstead Mortgage Corp.	12,038	158
	Cardinal Financial Corp.	4,018	74
*	CareTrust REIT, Inc.	2,486	49
	Cash America International, Inc.	3,536	157
	Cedar Realty Trust, Inc.	8,565	53
	Chesapeake Lodging Trust	6,289	190
	City Holding Co.	1,974	89
	Columbia Banking System, Inc.	6,612	174
	Community Bank System, Inc.	5,114	185
	CoreSite Realty Corp.	2,718	90
	Cousins Properties, Inc.	23,196	289
	CVB Financial Corp.	11,848	190
	DiamondRock Hospitality Co.	24,597	315
	Dime Community Bancshares	3,707	59
	EastGroup Properties, Inc.	3,934	253
*	eHealth, Inc.	2,391	91
	Employers Holdings, Inc.	3,944	84
*	Encore Capital Group, Inc.	2,973	135
	EPR Properties	6,719	375
	Evercore Partners, Inc.	4,380	252
*	EZCORP, Inc. - Class A	6,836	79

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	F.N.B. Corp.	20,914	268
	Financial Engines, Inc.	6,467	293
*	First BanCorp.	12,623	69
*	First Cash Financial Services, Inc.	3,639	210
	First Commonwealth Financial Corp.	11,820	109
	First Financial Bancorp.	7,254	125
	First Financial Bankshares, Inc.	7,647	240
	First Midwest Bancorp, Inc.	9,462	161
*	Forestar Group, Inc.	4,383	84
	Franklin Street Properties Corp.	10,957	138
	FXCM, Inc. - Class A	4,782	72
	The GEO Group, Inc.	9,122	326
	Getty Realty Corp.	3,359	64
	Glacier Bancorp, Inc.	9,361	266
	Government Properties Income Trust	6,880	175
*	Green Dot Corp. - Class A	3,892	74
	Greenhill & Co., Inc.	3,304	163
	Hanmi Financial Corp.	3,996	84
	HCI Group, Inc.	1,253	51
	Healthcare Realty Trust, Inc.	12,072	307
	HFF, Inc. - Class A	4,215	157
	Home BancShares, Inc.	5,977	196
	Horace Mann Educators Corp.	5,120	160
	Independent Bank Corp.	3,004	115
	Infinity Property & Casualty Corp.	1,447	97
	Inland Real Estate Corp.	10,536	112
	Interactive Brokers Group, Inc. - Class A	6,047	141
*	Investment Technology Group, Inc.	4,525	76
	Kite Realty Group Trust	16,533	101
	Lexington Realty Trust	25,768	284
	LTC Properties, Inc.	4,377	171
	MarketAxess Holdings, Inc.	4,742	256
	MB Financial, Inc.	6,931	187
	Meadowbrook Insurance Group, Inc.	5,856	42
	Medical Properties Trust, Inc.	21,676	287
	National Penn Bancshares, Inc.	13,995	148
*	The Navigators Group, Inc.	1,344	90
	NBT Bancorp, Inc.	5,492	132
	Northwest Bancshares, Inc.	11,898	161
	Old National Bancorp	13,287	190
	Oritani Financial Corp.	4,946	76
	Parkway Properties, Inc.	9,089	188
	Pennsylvania Real Estate Investment Trust	8,641	163
	Pinnacle Financial Partners, Inc.	4,203	166
*	Piper Jaffray Cos., Inc.	2,045	106

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

*	Portfolio Recovery Associates, Inc.	6,293	375
	Post Properties, Inc.	6,831	365
	PrivateBancorp, Inc.	8,409	244
	ProAssurance Corp.	7,463	331
	Provident Financial Services, Inc.	6,743	117
	PS Business Parks, Inc.	2,536	212
	Retail Opportunity Investments Corp.	10,984	173
	RLI Corp.	4,323	198
	S&T Bancorp, Inc.	3,736	93
	Sabra Health Care REIT, Inc.	5,941	171
	Safety Insurance Group, Inc.	1,614	83
	Saul Centers, Inc.	1,605	78
	Selective Insurance Group, Inc.	7,067	175
	Simmons First National Corp. - Class A	2,050	81
	Sovran Self Storage, Inc.	4,141	320
	Sterling Bancorp	9,874	118
	Stewart Information Services Corp.	2,632	82
*	Stifel Financial Corp.	7,652	362
	Susquehanna Bancshares, Inc.	23,585	249
*	SWS Group, Inc.	3,645	27
	Tanger Factory Outlet Centers, Inc.	12,048	421
*	Taylor Capital Group, Inc.	1,920	41
*	Texas Capital Bancshares, Inc.	5,413	292
	Tompkins Financial Corp.	1,494	72
	TrustCo Bank Corp. NY	11,900	79
	UMB Financial Corp.	4,741	301
	United Bankshares, Inc.	7,902	255
	United Community Banks, Inc.	4,910	80
	United Fire Group, Inc.	2,714	80
	Universal Health Realty Income Trust	1,624	71
	Universal Insurance Holdings, Inc.	3,653	47
	Urstadt Biddle Properties, Inc. - Class A	3,216	67
	ViewPoint Financial Group	4,508	121
*	Virtus Investment Partners, Inc.	887	188
	Wilshire Bancorp, Inc.	8,559	88
	Wintrust Financial Corp.	5,850	269
*	World Acceptance Corp.	1,217	92

	Total		18,404

	Health Care (10.0%)

	Abaxis, Inc.	2,654	118
*	ABIOMED, Inc.	4,467	112
*	Acorda Therapeutics, Inc.	5,235	176
*	Affymetrix, Inc.	9,145	81

The Accompanying Notes are an Integral Part of the Financial Statements.

42   Index 600 Stock Portfolio

Index 600 Stock Portfolio

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued

*	Air Methods Corp.	4,429	229
*	Akorn, Inc.	9,014	300
*	Albany Molecular Research, Inc.	2,400	48
*	Almost Family, Inc.	1,057	23
*	Amedisys, Inc.	4,125	69
*	AMN Healthcare Services, Inc.	5,845	72
*	AmSurg Corp.	4,089	186
	Analogic Corp.	1,555	122
*	Anika Therapeutics, Inc.	1,486	69
*	Bio-Reference Laboratories, Inc.	3,101	94
*	Cambrex Corp.	3,849	80
	Cantel Medical Corp.	4,213	154
*	Centene Corp.	7,251	548
	Chemed Corp.	2,205	207
	Computer Programs and Systems, Inc.	1,319	84
	CONMED Corp.	3,421	151
*	CorVel Corp.	1,420	64
*	Cross Country Healthcare, Inc.	3,387	22
	CryoLife, Inc.	3,177	28
*	Cyberonics, Inc.	3,036	190
*	Cynosure, Inc. - Class A	2,440	52
*	Emergent Biosolutions, Inc.	3,715	83
	Ensign Group, Inc.	2,486	77
*	Gentiva Health Services, Inc.	3,658	55
*	Greatbatch, Inc.	3,127	153
*	Haemonetics Corp.	6,543	231
*	Hanger, Inc.	4,426	139
*	HealthStream, Inc.	2,599	63
*	Healthways, Inc.	4,434	78
*	ICU Medical, Inc.	1,702	104
*	Impax Laboratories, Inc.	8,190	246
*	Integra LifeSciences Holdings	2,988	141
	Invacare Corp.	3,638	67
*	IPC The Hospitalist Co.	2,154	95
	Kindred Healthcare, Inc.	6,887	159
	Landauer, Inc.	1,201	50
*	Lannett Co., Inc.	3,532	175
*	LHC Group, Inc.	1,543	33
*	Ligand Pharmaceuticals, Inc. - Class B	2,605	162
*	Luminex Corp.	4,757	82
*	Magellan Health, Inc.	3,464	216
*	Masimo Corp.	6,490	153
*	The Medicines Co.	8,172	237
*	Medidata Solutions, Inc.	6,392	274
	Meridian Bioscience, Inc.	5,224	108
*	Merit Medical Systems, Inc.	5,132	77
*	Molina Healthcare, Inc.	3,606	161
*	Momenta Pharmaceuticals, Inc.	5,835	70
*	MWI Veterinary Supply, Inc.	1,617	230

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued

*	Natus Medical, Inc.	3,636	91
*	Neogen Corp.	4,609	187
*	NuVasive, Inc.	5,858	208
*	Omnicell, Inc.	4,601	132
*	PAREXEL International Corp.	7,149	378
*	PharMerica Corp.	3,770	108
*	Prestige Brands Holdings, Inc.	6,513	221
	Quality Systems, Inc.	5,526	89
	Questcor Pharmaceuticals, Inc.	7,052	652
*	Repligen Corp.	3,811	87
*	Sagent Pharmaceuticals, Inc.	2,591	67
*	Spectrum Pharmaceuticals, Inc.	6,925	56
*	SurModics, Inc.	1,709	37
*	Symmetry Medical, Inc.	4,713	42
	West Pharmaceutical Services, Inc.	8,883	375

	Total		9,728

	Industrials (14.0%)

	AAON, Inc.	3,498	117
	AAR Corp.	4,974	137
	ABM Industries, Inc.	6,547	177
	Aceto Corp.	3,395	62
	Actuant Corp. - Class A	8,927	309
*	Aegion Corp.	4,774	111
*	Aerovironment, Inc.	2,483	79
	Albany International Corp. - Class A	3,558	135
	Allegiant Travel Co.	1,778	209
	American Science and Engineering, Inc.	991	69
*	American Woodmark Corp.	1,524	49
	Apogee Enterprises, Inc.	3,659	127
	Applied Industrial Technologies, Inc.	5,251	266
	ArcBest Corp.	3,072	134
	Astec Industries, Inc.	2,361	104
*	Atlas Air Worldwide Holdings, Inc.	3,172	117
	AZZ, Inc.	3,215	148
	Barnes Group, Inc.	5,928	228
	Brady Corp. - Class A	5,791	173
	Briggs & Stratton Corp.	5,873	120
	The Brink’s Co.	6,089	172
	CDI Corp.	1,817	26
	CIRCOR International, Inc.	2,220	171
	Comfort Systems USA, Inc.	4,736	75
	Cubic Corp.	2,627	117
	Curtiss-Wright Corp.	6,057	397
*	DXP Enterprises, Inc.	1,335	101
*	Dycom Industries, Inc.	4,267	134
	EMCOR Group, Inc.	8,458	377
	Encore Wire Corp.	2,343	115
	EnerSys	5,898	406
*	Engility Holdings, Inc.	2,207	84

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued

*	EnPro Industries, Inc.	2,856	209
	ESCO Technologies, Inc.	3,338	116
	Exponent, Inc.	1,647	122
	Federal Signal Corp.	7,904	116
	Forward Air Corp.	3,922	188
	Franklin Electric Co., Inc.	4,917	198
	G & K Services, Inc. - Class A	2,508	131
*	GenCorp, Inc.	7,328	140
	General Cable Corp.	6,115	157
*	Gibraltar Industries, Inc.	3,639	56
	Griffon Corp.	5,482	68
	Healthcare Services Group, Inc.	8,833	260
	Heartland Express, Inc.	6,284	134
	Heidrick & Struggles International, Inc.	2,037	38
*	Hub Group, Inc. - Class A	4,377	221
	Insperity, Inc.	2,857	94
	Interface, Inc.	7,353	138
	John Bean Technologies Corp.	3,443	107
	Kaman Corp.	3,442	147
	Kelly Services, Inc. - Class A	3,434	59
	Knight Transportation, Inc.	7,619	181
*	Korn/Ferry International	6,252	184
	Lindsay Corp.	1,616	136
*	Lydall, Inc.	2,139	58
	Matson, Inc.	5,401	145
	Mobile Mini, Inc.	5,169	247
*	Moog, Inc. - Class A	5,592	408
	Mueller Industries, Inc.	7,126	210
	National Presto Industries, Inc.	617	45
*	Navigant Consulting, Inc.	6,178	108
*	On Assignment, Inc.	5,873	209
*	Orbital Sciences Corp.	7,614	225
*	Orion Marine Group, Inc.	3,446	37
*	PGT, Inc.	3,978	34
	Powell Industries, Inc.	1,163	76
	Quanex Building Products Corp.	4,716	84
	Resources Connection, Inc.	4,871	64
*	Roadrunner Transportation Systems, Inc.	3,188	90
*	Saia, Inc.	3,100	136
	Simpson Manufacturing Co., Inc.	5,168	188
	SkyWest, Inc.	6,423	78
	Standex International Corp.	1,606	120
*	TASER International, Inc.	6,771	90
*	Teledyne Technologies, Inc.	4,717	458
	Tennant Co.	2,316	177
	Tetra Tech, Inc.	8,165	224
	Titan International, Inc.	6,736	113
	The Toro Co.	6,998	445
*	TrueBlue, Inc.	5,175	143
	UniFirst Corp.	1,918	203

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio   43

Index 600 Stock Portfolio

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued

	United Stationers, Inc.	4,951	205
	Universal Forest Products, Inc.	2,520	122
	UTI Worldwide, Inc.	11,525	119
	Viad Corp.	2,569	61
*	Vicor Corp.	2,269	19
*	WageWorks, Inc.	3,795	183
	Watts Water Technologies, Inc. - Class A	3,581	221

	Total		13,591

	Information Technology (16.0%)

*	Advanced Energy Industries, Inc.	4,754	92
*	Agilysys, Inc.	1,774	25
	Anixter International, Inc.	3,367	337
	Badger Meter, Inc.	1,815	96
	Bel Fuse, Inc. - Class B	1,259	32
*	Benchmark Electronics, Inc.	6,777	173
	Black Box Corp.	1,956	46
	Blackbaud, Inc.	5,802	207
*	Blucora, Inc.	5,312	100
*	Bottomline Technologies, Inc.	4,728	141
	Brooks Automation, Inc.	8,398	90
*	Cabot Microelectronics Corp.	3,031	135
*	CACI International, Inc. - Class A	2,954	207
*	CalAmp Corp.	4,246	92
*	Cardtronics, Inc.	5,591	191
*	CEVA, Inc.	2,638	39
*	Checkpoint Systems, Inc.	5,239	73
*	CIBER, Inc.	8,686	43
*	Cirrus Logic, Inc.	7,801	177
*	Cognex Corp.	10,370	398
*	Coherent, Inc.	3,134	207
	Cohu, Inc.	2,952	32
*	comScore, Inc.	4,052	144
	Comtech Telecommunications Corp.	2,016	75
	CSG Systems International, Inc.	4,284	112
	CTS Corp.	4,249	79
	Daktronics, Inc.	4,824	58
*	Dealertrack Holdings, Inc.	5,523	250
*	Dice Holdings, Inc.	4,643	35
*	Digi International, Inc.	3,189	30
*	Digital River, Inc.	3,489	54
*	Diodes, Inc.	4,588	133
*	DSP Group, Inc.	2,784	24
*	DTS, Inc.	2,133	39
	Ebix, Inc.	4,053	58
	Electro Scientific Industries, Inc.	3,185	22
*	Electronics for Imaging, Inc.	5,856	265

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

*	Entropic Communications, Inc.	11,170	37
	EPIQ Systems, Inc.	3,902	55
*	Exar Corp.	5,969	67
*	Exlservice Holdings, Inc.	3,861	114
*	Fabrinet	3,707	76
*	FARO Technologies, Inc.	2,166	106
	Forrester Research, Inc.	1,514	57
*	Gerber Scientific, Inc.	2,359	—
*	GT Advance Technologies, Inc.	17,145	319
*	Harmonic, Inc.	11,914	89
	Heartland Payment Systems, Inc.	4,505	186
*	Higher One Holdings, Inc.	4,125	16
	Hittite Microwave Corp.	3,944	307
*	iGATE Corp.	3,696	134
*	II-VI, Inc.	6,774	98
*	Insight Enterprises, Inc.	5,146	158
*	Interactive Intelligence Group	2,041	115
*	Intevac, Inc.	2,996	24
*	Ixia	7,084	81
	j2 Global, Inc.	5,619	286
*	Kopin Corp.	7,629	25
*	Kulicke and Soffa Industries, Inc.	9,627	137
*	Liquidity Services, Inc.	3,266	51
	Littelfuse, Inc.	2,830	263
*	LivePerson, Inc.	6,200	63
*	LogMeIn, Inc.	2,869	134
*	Manhattan Associates, Inc.	9,527	328
	ManTech International Corp. - Class A	2,994	88
	MAXIMUS, Inc.	8,510	366
*	Measurement Specialties, Inc.	1,903	164
*	Mercury Systems, Inc.	4,180	47
	Methode Electronics, Inc. - Class A	4,528	173
	Micrel, Inc.	5,679	64
*	Microsemi Corp.	11,938	319
*	MicroStrategy, Inc. - Class A	1,136	160
	MKS Instruments, Inc.	6,730	210
	Monolithic Power Systems	4,416	187
	Monotype Imaging Holdings, Inc.	4,968	140
*	Monster Worldwide, Inc.	11,441	75
	MTS Systems Corp.	1,903	129
*	Nanometrics, Inc.	2,854	52
*	NETGEAR, Inc.	4,589	160
*	NetScout Systems, Inc.	4,645	206
*	Newport Corp.	5,010	93

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

	NIC, Inc.	7,542	120
*	OpenTable, Inc.	2,956	306
*	Oplink Communications, Inc.	2,163	37
*	OSI Systems, Inc.	2,356	157
	Park Electrochemical Corp.	2,625	74
*	Perficient, Inc.	4,344	85
*	Pericom Semiconductor Corp.	2,537	23
*	Plexus Corp.	4,264	185
	Power Integrations, Inc.	3,824	220
*	Procera Networks, Inc.	2,587	26
*	Progress Software Corp.	6,457	155
*	QLogic Corp.	10,961	111
*	QuinStreet, Inc.	3,635	20
*	Rofin-Sinar Technologies, Inc.	3,524	85
*	Rogers Corp.	2,278	151
*	Rubicon Technology, Inc.	2,926	26
*	Rudolph Technologies, Inc.	4,177	41
*	Sanmina Corp.	10,348	236
*	ScanSource, Inc.	3,585	137
*	Stamps.com, Inc.	1,851	62
*	Super Micro Computer, Inc.	4,293	108
*	Sykes Enterprises, Inc.	4,914	107
*	Synaptics, Inc.	4,528	410
*	Synchronoss Technologies, Inc.	3,882	136
*	SYNNEX Corp.	3,440	251
*	Take-Two Interactive Software, Inc.	11,819	263
*	Tangoe, Inc.	4,328	65
*	TeleTech Holdings, Inc.	2,361	68
	Tessera Technologies, Inc.	6,049	134
*	TriQuint Semiconductor, Inc.	21,537	340
*	TTM Technologies, Inc.	6,915	57
*	Tyler Technologies, Inc.	3,651	333
*	Ultratech, Inc.	3,526	78
*	VASCO Data Security International, Inc.	3,690	43
*	Veeco Instruments, Inc.	5,033	188
*	ViaSat, Inc.	5,364	311
*	Virtusa Corp.	3,270	117
*	XO Group, Inc.	3,111	38

	Total		15,574

	Materials (5.7%)

	A. Schulman, Inc.	3,671	142
*	A.M. Castle & Co.	2,154	24
*	AK Steel Holding Corp.	17,185	137
	American Vanguard Corp.	3,144	42
	Balchem Corp.	3,824	205
*	Boise Cascade Co.	3,963	114
*	Calgon Carbon Corp.	6,697	150
*	Century Aluminum Co.	6,473	101
*	Clearwater Paper Corp.	2,567	158
	Deltic Timber Corp.	1,406	85
*	Flotek Industries, Inc.	5,950	191
	FutureFuel Corp.	2,833	47

The Accompanying Notes are an Integral Part of the Financial Statements.

44  Index 600 Stock Portfolio

Index 600 Stock Portfolio

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Materials continued

	Globe Specialty Metals, Inc.	7,979	166
	H.B. Fuller Co.	6,297	303
	Hawkins, Inc.	1,187	44
	Haynes International, Inc.	1,559	88
*	Headwaters, Inc.	9,232	128
	Innophos Holdings, Inc.	2,758	159
*	Intrepid Potash, Inc.	6,985	117
	Kaiser Aluminum Corp.	2,266	165
*	KapStone Paper & Packaging Corp.	10,124	335
	Koppers Holdings, Inc.	2,571	98
*	Kraton Performance Polymers, Inc.	4,120	92
*	LSB Industries, Inc.	2,408	100
	Materion Corp.	2,589	96
	Myers Industries, Inc.	3,295	66
	Neenah Paper, Inc.	2,082	111
	Olympic Steel, Inc.	1,145	28
	OM Group, Inc.	4,036	131
	P.H. Glatfelter Co.	5,414	144
	Quaker Chemical Corp.	1,663	128
*	RTI International Metals, Inc.	3,859	103
	Schweitzer-Mauduit International, Inc.	3,829	167
	Stepan Co.	2,390	126
*	Stillwater Mining Co.	15,059	264
*	SunCoke Energy, Inc.	8,771	189
*	Texas Industries, Inc.	2,698	249
	Tredegar Corp.	3,167	74
	US Silica Holdings, Inc.	6,758	375
	Wausau Paper Corp.	6,256	68
	Zep, Inc.	2,890	51

	Total		5,561

	Telecommunication Services (0.5%)

*	8x8, Inc.	10,353	84
	Atlantic Tele-Network, Inc.	1,260	73
*	Cbeyond, Inc.	3,660	36
*	Cincinnati Bell, Inc.	26,280	103
*	General Communication, Inc. - Class A	3,967	44
	Lumos Networks Corp.	2,260	33
	NTELOS Holdings Corp.	1,934	24
	USA Mobility, Inc.	2,723	42

	Total		439

	Utilities (3.5%)

	ALLETE, Inc.	4,845	249
	American States Water Co.	4,875	162
	Avista Corp.	7,563	253
	El Paso Electric Co.	5,086	204
	The Laclede Group, Inc.	5,253	255
	New Jersey Resources Corp.	5,297	303
	Northwest Natural Gas Co.	3,411	161
	NorthWestern Corp.	4,920	257
	Piedmont Natural Gas Co., Inc.	9,824	368

Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

Utilities continued

South Jersey Industries, Inc.	4,146	250
Southwest Gas Corp.	5,846	309
UIL Holdings Corp.	7,106	275
UNS Energy Corp.	5,242	317

Total		3,363

Total Common Stocks (Cost: $66,465)		86,758

Investment Companies (1.1%)

Investment Companies (1.1%)

iShares S&P SmallCap 600 Index Fund	9,513	1,066

Total Investment Companies (Cost: $1,062)		1,066

Short-Term Investments (8.8%)

Commercial Paper (8.8%)

Atlantic Asset Sec LLC, 0.15%, 7/15/14 144A	800,000	800
Cox Enterprises, Inc., 0.16%, 7/1/14 144A	800,000	800
Duke Energy Corp., 0.18%, 7/3/14 144A	800,000	800
Edison International, 0.22%, 7/1/14 144A	800,000	800
Federal Home Loan Bank Disc Corp., 0.05%, 8/1/14	3,400,000	3,400
Federal Home Loan Bank Disc Corp., 0.06%, 8/27/14	2,000,000	2,000

Total Short-Term Investments (Cost: $8,600)		8,600

Total Investments (99.0%) (Cost: $76,127)(a)		96,424

Other Assets, Less Liabilities (1.0%)		1,010

Net Assets (100.0%)		97,434

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio  45

Index 600 Stock Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014 the value of these securities (in thousands) was $3,200 representing 3.3% of the net assets.

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $76,127 and the net unrealized appreciation of investments based on that cost was $20,297 which is comprised of $21,799 aggregate gross unrealized appreciation and $1,502 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on June 30, 2014.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P SmallCap 600 Index	JPMorgan Chase London	1-Month USD Libor + 15 Bps	S&P SmallCap 600 Index	5/15	9,344	$—

						$—

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$86,758	$—	$—
Investment Companies	1,066	—	—
Short-Term Investments	—	8,600	—
Other Financial Instruments^
Total Return Swaps	—	—	—

Total	$87,824	$8,600	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

46  Index 600 Stock Portfolio

Small Cap Value Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,030.18	$ 4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Portfolio  47

Small Cap Value Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.1%)

	Aaron’s, Inc.	330,000	11,761
*	American Public Education, Inc.	58,500	2,011
*	Ascent Capital Group LLC - Class A	47,100	3,109
	Brunswick Corp.	59,900	2,524
*	Crocs, Inc.	64,500	969
	CSS Industries, Inc.	90,000	2,373
	Culp, Inc.	104,600	1,821
	Drew Industries, Inc.	136,000	6,801
	Ethan Allen Interiors, Inc.	91,000	2,251
	Fred’s, Inc. - Class A	103,359	1,580
	Haverty Furniture Cos., Inc.	152,700	3,837
*	Kate Spade & Co.	77,800	2,967
*	M/I Homes, Inc.	80,000	1,942
*	MarineMax, Inc.	121,500	2,034
	Matthews International Corp. - Class A	110,800	4,606
*	Meritage Homes Corp.	122,000	5,150
*	Modine Manufacturing Co.	213,500	3,361
*	Orient-Express Hotels, Ltd. - Class A	234,600	3,411
	Pier 1 Imports, Inc.	160,000	2,466
	Pool Corp.	110,300	6,239
*	Red Robin Gourmet Burgers, Inc.	27,000	1,922
	Saga Communications, Inc. - Class A	71,298	3,046
	Stein Mart, Inc.	253,000	3,514
*	Winnebago Industries, Inc.	170,000	4,281

	Total		83,976

	Consumer Staples (0.7%)

*	Alliance One International, Inc.	310,000	775
	SpartanNash Co.	146,000	3,067

	Total		3,842

	Energy (7.0%)

*	Atwood Oceanics, Inc.	48,300	2,535
*	Bonanza Creek Energy, Inc.	10,500	601
*	C&J Energy Services, Inc.	71,000	2,398
	CARBO Ceramics, Inc.	30,500	4,701
*	Cloud Peak Energy, Inc.	109,300	2,013
	Energy XXI (Bermuda), Ltd.	34,241	809
	GasLog, Ltd.	206,000	6,569
*	Hercules Offshore, Inc.	160,700	646
*	Magnum Hunter Resources Corp.	186,100	1,526
*	Matador Resources Co.	49,708	1,455
*	Northern Oil and Gas, Inc.	205,000	3,339

	Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

	Energy continued

*	Oasis Petroleum, Inc.	109,600	6,126
*	PDC Energy, Inc.	72,100	4,553
	Teekay Tankers, Ltd. - Class A	374,000	1,605
*	TETRA Technologies, Inc.	214,200	2,523

	Total		41,399

	Financials (22.4%)

	Acadia Realty Trust	152,600	4,286
	Ares Capital Corp.	236,600	4,226
	Assured Guaranty, Ltd.	94,300	2,310
	CBL & Associates Properties, Inc.	206,800	3,929
	Cedar Realty Trust, Inc.	318,400	1,990
	Columbia Banking System, Inc.	133,900	3,523
	Compass Diversified Holdings	151,000	2,741
	East West Bancorp, Inc.	263,098	9,206
	Employers Holdings, Inc.	148,000	3,135
	First Potomac Realty Trust	256,300	3,363
*	Forestar Group, Inc.	11,200	214
	Glacier Bancorp, Inc.	205,800	5,840
	Hatteras Financial Corp.	65,000	1,288
	Hercules Technology Growth Capital, Inc.	265,000	4,282
	Home BancShares, Inc.	257,000	8,435
	JMP Group, Inc.	107,000	810
	KCAP Financial, Inc.	180,500	1,532
	Kilroy Realty Corp.	76,300	4,752
	Kite Realty Group Trust	358,100	2,199
	LaSalle Hotel Properties	140,300	4,951
	Main Street Capital Corp.	36,800	1,212
*	Markel Corp.	1,026	673
	Meadowbrook Insurance Group, Inc.	321,000	2,308
	National Interstate Corp.	110,400	3,093
*	Piper Jaffray Cos., Inc.	39,500	2,045
	Potlatch Corp.	94,200	3,900
	ProAssurance Corp.	219,000	9,723
	PS Business Parks, Inc.	18,000	1,503
	Radian Group, Inc.	174,900	2,590
	Redwood Trust, Inc.	200,000	3,894
*	Safeguard Scientifics, Inc.	92,000	1,913
	Saul Centers, Inc.	59,500	2,892
*	Signature Bank	40,800	5,148
*	SVB Financial Group	92,300	10,764
	Washington Real Estate Investment Trust	90,000	2,338
	Wintrust Financial Corp.	127,900	5,883

	Total		132,891

	Health Care (3.4%)

	Analogic Corp.	36,000	2,817

	Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued

	Landauer, Inc.	34,100	1,432
*	Momenta Pharmaceuticals, Inc.	129,000	1,558
	National Healthcare Corp.	67,000	3,771
*	Quidel Corp.	106,000	2,344
*	Triple-S Management Corp. - Class B	93,000	1,668
	West Pharmaceutical Services, Inc.	162,000	6,833

	Total		20,423

	Industrials (24.3%)

*	Aegion Corp.	152,100	3,539
	Alaska Air Group, Inc.	100,200	9,524
	Astec Industries, Inc.	61,400	2,694
*	Beacon Roofing Supply, Inc.	241,100	7,985
	CIRCOR International, Inc.	64,400	4,967
	Comfort Systems USA, Inc.	161,400	2,550
	ESCO Technologies, Inc.	118,300	4,098
	Franklin Electric Co., Inc.	88,500	3,569
*	FTI Consulting, Inc.	53,800	2,035
	G & K Services, Inc. - Class A	92,000	4,790
*	Genesee & Wyoming, Inc. - Class A	105,700	11,098
*	Gibraltar Industries, Inc.	183,000	2,838
*	Hub Group, Inc. - Class A	83,900	4,229
	IDEX Corp.	25,500	2,059
	Kaman Corp.	94,000	4,017
*	Kirby Corp.	87,500	10,250
*	Kratos Defense & Security Solutions, Inc.	235,000	1,833
	Landstar System, Inc.	177,500	11,360
	Luxfer Holdings PLC, ADR	75,100	1,423
	McGrath RentCorp	187,500	6,891
	MSA Safety, Inc.	91,000	5,231
*	Navigant Consulting, Inc.	197,000	3,438
	Nordson Corp.	82,600	6,624
*	On Assignment, Inc.	149,000	5,300
*	Pike Corp.	158,800	1,423
	Quanex Building Products Corp.	103,000	1,841
	RBC Bearings, Inc.	27,000	1,729
	Sun Hydraulics Corp.	60,000	2,436
	Universal Forest Products, Inc.	76,300	3,683
	Universal Truckload Services, Inc.	81,694	2,072
	US Ecology, Inc.	83,900	4,107
	Woodward, Inc.	96,600	4,847

	Total		144,480

The Accompanying Notes are an Integral Part of the Financial Statements.

48  Small Cap Value Portfolio

Small Cap Value Portfolio

	Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (10.4%)

*	Advanced Energy Industries, Inc.	171,000	3,292
	Belden, Inc.	99,900	7,808
	Brooks Automation, Inc.	154,000	1,659
*	Cabot Microelectronics Corp.	t104,000	4,644
*	Cognex Corp.	77,000	2,957
	Electro Rent Corp.	215,000	3,597
	Electro Scientific Industries, Inc.	200,000	1,362
*	Entegris, Inc.	214,000	2,941
*	Fabrinet	153,000	3,152
*	Ixia	217,000	2,480
	Littelfuse, Inc.	70,600	6,562
	Methode Electronics, Inc.	82,000	3,133
*	Newport Corp.	97,000	1,794
*	Progress Software Corp.	169,200	4,068
*	Sonus Networks, Inc.	508,300	1,825
*	SYNNEX Corp.	94,800	6,906
	Teradyne, Inc.	188,500	3,695

	Total		61,875

	Materials (9.4%)

	American Vanguard Corp.	134,000	1,771
	AptarGroup, Inc.	116,500	7,807
	Carpenter Technology Corp.	83,900	5,307

	Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

	Materials (continued)

*	Clearwater Paper Corp.	88,300	5,450
	Deltic Timber Corp.	61,600	3,722
	Innospec, Inc.	174,500	7,533
	Minerals Technologies, Inc.	84,000	5,509
	Myers Industries, Inc.	196,000	3,938
	Royal Gold, Inc.	40,000	3,045
*	Sandstorm Gold, Ltd.	589,500	4,079
	Schnitzer Steel Industries, Inc.	73,400	1,913
*	Stillwater Mining Co.	152,930	2,684
*	Texas Industries, Inc.	13,270	1,226
	Wausau Paper Corp.	192,000	2,077

	Total		56,061

	Telecommunication Services (0.4%)

*	Premiere Global Services, Inc.	184,720	2,466

	Total		2,466

	Utilities (4.2%)

	Black Hills Corp.	54,600	3,352
	Cleco Corp.	115,100	6,785
	El Paso Electric Co.	106,000	4,262
	NorthWestern Corp.	71,000	3,706
	PNM Resources, Inc.	97,500	2,860

Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

Utilities (continued)

Southwest Gas Corp.	80,300	4,239

Total		25,204

Total Common Stocks (Cost: $347,961)		572,617

Investment Companies (0.6%)

Domestic Equity (0.6%)

iShares Russell 2000 Value Index Fund	38,000	3,924

Total Investment Companies (Cost: $2,237)		3,924

Short-Term Investments (2.8%)

Money Market Funds (2.8%)

T. Rowe Price Reserve Investment Fund	16,434,708	16,435

Total Short-Term Investments (Cost: $16,435)		16,435

Total Investments (99.7%) (Cost: $366,633)(a)		592,976

Other Assets, Less Liabilities (0.3%)		1,691

Net Assets (100.0%)		594,667

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $366,633 and the net unrealized appreciation of investments based on that cost was $226,343 which is comprised of $236,986 aggregate gross unrealized appreciation and $10,643 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$572,617	$—	$—
Investment Companies	3,924	—	—
Short-Term Investments	16,435	—	—

Total	$592,976	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio  49

International Growth Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,045.55	$ 3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

50  International Growth Portfolio

International Growth Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Foreign Common Stocks (96.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (17.7%)

	Cie Financiere Richemont SA	Switzerland	74,229	7,789
*	Ctrip.com International, Ltd., ADR	China	55,949	3,583
	Iida Group Holdings Co., Ltd.	Japan	226,600	3,442
	L’Occitane International SA	Luxembourg	1,935,000	4,319
	NGK Spark Plug Co., Ltd.	Japan	356,000	10,043
	Prada S.p.A.	Italy	572,700	4,072
	Rakuten, Inc.	Japan	558,900	7,222
	Samsonite International SA	Luxembourg	2,713,400	8,945
	Sega Sammy Holdings, Inc.	Japan	581,500	11,440
	Volkswagen AG	Germany	41,042	10,779
	WPP PLC	United Kingdom	419,489	9,146

	Total			80,780

	Consumer Staples (9.4%)

	ITC, Ltd.	India	1,056,810	5,728
	Japan Tobacco, Inc.	Japan	328,400	11,972
	LT Group, Inc.	Philippines	12,191,300	4,122
	Reckitt Benckiser Group PLC	United Kingdom	92,028	8,032
	SABMiller PLC	United Kingdom	140,516	8,148
	Unilever NV	Netherlands	110,600	4,839

	Total			42,841

	Energy (5.0%)

*	Athabasca Oil Corp.	Canada	331,938	2,383
	Inpex Corp.	Japan	505,400	7,683
	Koninklijke Vopak NV	Netherlands	100,102	4,893
*	MEG Energy Corp.	Canada	82,313	3,000
	Petrofac, Ltd.	United Kingdom	237,964	4,899

	Total			22,858

	Financials (23.5%)

	AIA Group, Ltd.	Hong Kong	2,172,400	10,932
	Banco Bilbao Vizcaya Argentaria SA	Spain	590,869	7,532
	Bangkok Bank PCL	Thailand	810,100	4,817
	BB Seguridade Participacoes SA	Brazil	237,100	3,481
	BNP Paribas SA	France	59,719	4,051
	Countrywide PLC	United Kingdom	249,232	2,195
	Deutsche Bank AG	Germany	137,053	4,822
	Housing Development Finance Corp., Ltd.	India	120,080	1,971
	HSBC Holdings PLC	United Kingdom	302,194	3,066
	ICICI Bank, Ltd.	India	197,181	4,641
*	ING Groep NV	Netherlands	292,260	4,106
*	Kennedy Wilson Europe Real Estate PLC	United Kingdom	499,938	9,412
	Melco International Development, Ltd.	Hong Kong	1,926,000	5,840
	Mitsubishi Estate Co., Ltd.	Japan	272,000	6,715
*	National Bank of Greece SA	Greece	927,363	3,390
	Prudential PLC	United Kingdom	239,143	5,488
	Seven Bank, Ltd.	Japan	2,307,797	9,431
	Societe Generale SA	France	133,819	7,010

	Foreign Common Stocks (96.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued

	Turkiye Halk Bankasi A.S.	Turkey	339,787	2,550
	UniCredit SpA	Italy	719,895	6,028

	Total			107,478

	Health Care (9.7%)

	AstraZeneca PLC	United Kingdom	80,464	5,977
*	Catamaran Corp.	Canada	165,523	7,309
	Essilor International SA	France	69,605	7,382
	Novo Nordisk A/S	Denmark	134,307	6,182
	Roche Holding AG	Switzerland	28,005	8,353
	Shire PLC	Ireland	62,843	4,915
*	Swedish Orphan Biovitrum AB	Sweden	308,052	4,117

	Total			44,235

	Industrials (9.4%)

	A.P. Moller - Maersk A/S	Denmark	5,131	12,750
	Edenred	France	99,543	3,018
	Havells India, Ltd.	India	166,783	3,228
	Kuehne + Nagel International AG	Switzerland	30,772	4,095
	Panalpina Welttransport Holding AG	Switzerland	52,982	8,388
	Smiths Group PLC	United Kingdom	154,649	3,433
	TNT Express NV	Netherlands	872,164	7,894

	Total			42,806

	Information Technology (9.9%)

	ARM Holdings PLC	United Kingdom	386,368	5,825
	Hexagon AB - Class B	Sweden	136,473	4,400
	Keyence Corp.	Japan	18,500	8,071
	Sumco Corp.	Japan	289,200	2,649
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,324,000	9,846
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	747,645	9,036
	Travelsky Technology, Ltd.	China	2,997,000	2,757
*	Youku Tudou, Inc., ADR	China	112,566	2,686

	Total			45,270

	Materials (9.5%)

	Alent PLC	United Kingdom	1,093,182	6,851
*	APERAM	Luxembourg	69,258	2,338
*	Glencore PLC	United Kingdom	1,613,915	8,992
	Kansai Paint Co., Ltd.	Japan	248,000	4,145
	LyondellBasell Industries NV	Netherlands	84,596	8,261
*	Outokumpu Oyj	Finland	245,804	2,472
	Shin-Etsu Chemical Co., Ltd.	Japan	60,200	3,659
*	ThyssenKrupp AG	Germany	235,358	6,861

	Total			43,579

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio  51

International Growth Portfolio

	Foreign Common Stocks (96.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (0.9%)

	Vodafone Group PLC	United Kingdom	1,161,298	3,875

	Total			3,875

	Utilities (1.1%)

*	Abengoa Yield PLC	United Kingdom	137,217	5,190

	Total			5,190

	Total Foreign Common Stocks (Cost: $379,231)			438,912

	Short-Term Investments (2.7%)

	Commercial Paper (2.7%)

	BNP Paribas Finance, Inc., 0.00%, 7/1/14	United States	12,500,000	12,500

	Total			12,500

	Total Short-Term Investments (Cost: $12,500)			12,500

	Total Investments (98.8%) (Cost: $391,731)(a)			451,412

	Other Assets, Less Liabilities (1.2%)			5,700

	Net Assets (100.0%)			457,112

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $391,731 and the net unrealized appreciation of investments based on that cost was $59,681 which is comprised of $74,515 aggregate gross unrealized appreciation and $14,834 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	19.8%
Japan	18.9%
Netherlands	6.6%
Switzerland	6.3%
Other	47.2%

Total	98.8%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$438,912	$—	$—
Short-Term Investments	—	12,500	—

Total	$438,912	$12,500	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

52  International Growth Portfolio

Research International Core Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,030.40	$ 4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Research International Core Portfolio  53

Research International Core Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.2%)

	Autoliv, Inc.	United States	42,547	4,535
	Compass Group PLC	United Kingdom	200,276	3,486
	Denso Corp.	Japan	156,600	7,474
	Dollarama, Inc.	Canada	30,597	2,519
	Esprit Holdings, Ltd.	Hong Kong	660,100	937
	Honda Motor Co., Ltd.	Japan	201,300	7,028
	Inditex SA	Spain	13,776	2,120
	Kia Motors Corp.	South Korea	56,079	3,137
	Li & Fung, Ltd.	Hong Kong	3,590,000	5,327
	LVMH Moet Hennessy Louis Vuitton SA	France	27,966	5,392
	Nippon Television Holdings, Inc.	Japan	146,100	2,532
	ProSiebenSat.1 Media AG	Germany	26,155	1,165
	Reed Elsevier NV	Netherlands	150,466	3,451
	Sands China, Ltd.	Macau	358,000	2,707
	Whitbread PLC	United Kingdom	73,728	5,563
	WPP PLC	Jersey Channel Islands	162,134	3,535

	Total			60,908

	Consumer Staples (9.8%)

	Danone SA	France	101,494	7,538
	Japan Tobacco, Inc.	Japan	155,600	5,672
	Kobayashi Pharmaceutical Co., Ltd.	Japan	17,200	1,092
	L’Oreal SA	France	21,103	3,637
	M Dias Branco SA	Brazil	54,055	2,391
	Nestle SA	Switzerland	151,705	11,753
	Pernod Ricard SA	France	49,693	5,967
	Reckitt Benckiser Group PLC	United Kingdom	53,761	4,692
	Sundrug Co., Ltd.	Japan	53,100	2,364

	Total			45,106

	Energy (7.3%)

	BG Group PLC	United Kingdom	230,530	4,872
*	Cairn Energy PLC	United Kingdom	207,014	709
	Cenovus Energy, Inc.	Canada	48,816	1,582
	Galp Energia SGPS SA	Portugal	61,720	1,131
	INPEX Corp.	Japan	159,600	2,426
	Oil Search, Ltd.	Australia	154,173	1,406
	Petroleo Brasileiro SA, ADR	Brazil	144,897	2,120
	Reliance Industries, Ltd.	India	74,264	1,251
	Royal Dutch Shell PLC – Class A	Netherlands	388,175	16,067
	Technip SA	France	21,766	2,381

	Total			33,945

	Financials (24.1%)

	AEON Financial Service Co., Ltd.	Japan	88,600	2,317
	AIA Group, Ltd.	Hong Kong	1,282,600	6,454
	BNP Paribas SA	France	86,877	5,894
	DBS Group Holdings, Ltd.	Singapore	346,000	4,648
	Deutsche Wohnen AG	Germany	85,264	1,839

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued

	Erste Group Bank AG	Austria	100,254	3,243
	HDFC Bank, Ltd., ADR	India	40,151	1,880
	Hiscox, Ltd.	Bermuda	164,000	1,984
	HSBC Holdings PLC	United Kingdom	1,106,772	11,230
*	ING Groep NV	Netherlands	422,120	5,930
	Intu Properties PLC	United Kingdom	269,975	1,440
*	Julius Baer Group, Ltd.	Switzerland	69,645	2,871
	Kasikornbank PCL	Thailand	317,600	1,996
*	KBC Groep NV	Belgium	90,425	4,922
	Mitsubishi UFJ Financial Group, Inc.	Japan	787,200	4,826
	Mitsui Fudosan Co., Ltd.	Japan	104,000	3,507
	Prudential PLC	United Kingdom	108,391	2,488
*	Royal Bank of Scotland Group PLC	United Kingdom	944,966	5,311
	Sberbank of Russia, ADR	Russia	101,913	1,032
	Sony Financial Holdings, Inc.	Japan	97,800	1,668
	Standard Chartered PLC	United Kingdom	197,217	4,030
	Sumitomo Mitsui Financial Group, Inc.	Japan	148,900	6,238
*	UBS AG	Switzerland	420,572	7,716
	UniCredit SpA	Italy	341,524	2,860
	Westpac Banking Corp.	Australia	272,618	8,709
*	Zurich Insurance Group AG	Switzerland	20,460	6,167

	Total			111,200

	Health Care (10.3%)

	Bayer AG	Germany	60,788	8,586
	GlaxoSmithKline PLC	United Kingdom	323,334	8,654
	Novartis AG	Switzerland	171,223	15,504
	Odontoprev SA	Brazil	260,954	1,122
	Roche Holding AG	Switzerland	14,141	4,218
	Santen Pharmaceutical Co., Ltd.	Japan	114,200	6,426
	Sonova Holding AG	Switzerland	18,012	2,748
	Terumo Corp.	Japan	12,400	277

	Total			47,535

	Industrials (11.3%)

	Atlas Copco AB	Sweden	240,231	6,943
	Experian PLC	Ireland	147,563	2,495
	Hutchison Whampoa, Ltd.	Hong Kong	306,000	4,181
	JGC Corp.	Japan	121,000	3,676
	Joy Global, Inc.	United States	59,724	3,678
	Legrand SA	France	26,197	1,603
	Mitsubishi Corp.	Japan	126,800	2,637
	Schindler Holding AG	Switzerland	32,073	4,875
	Schneider Electric SE	France	93,714	8,822
	Siemens AG	Germany	60,154	7,945
	Yamato Holdings Co., Ltd.	Japan	260,900	5,406

	Total			52,261

	Information Technology (5.7%)

*	Cognizant Technology Solutions Corp. - Class A	United States	65,893	3,223
	Computershare, Ltd.	Australia	165,085	1,943
	Dassault Systemes SA	France	23,044	2,965

The Accompanying Notes are an Integral Part of the Financial Statements.

54  Research International Core Portfolio

Research International Core Portfolio

Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued

Infineon Technologies AG	Germany	208,446	2,605
MediaTek, Inc.	Taiwan	315,000	5,328
Nomura Research Institute, Ltd.	Japan	67,100	2,113
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	862,189	3,653
Telefonaktiebolaget LM Ericsson - Class B	Sweden	361,513	4,369

Total			26,199

Materials (7.6%)

Akzo Nobel NV	Netherlands	93,753	7,028
Gerdau SA, ADR	Brazil	285,894	1,684
Iluka Resources, Ltd.	Australia	394,064	3,021
JSR Corp.	Japan	217,200	3,726
Linde AG	Germany	35,904	7,635
Rio Tinto PLC	United Kingdom	179,734	9,562
Symrise AG	Germany	44,100	2,403

Total			35,059

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (5.2%)

	BT Group PLC	United Kingdom	309,541	2,039
	KDDI Corp.	Japan	140,800	8,588
	Mobile Telesystems OJSC	Russia	178,501	1,587
	TDC A/S	Denmark	205,427	2,126
	Telecom Italia S.p.A. - Rights	Italy	1,848,891	1,827
	Telefonica Brasil SA, ADR	Brazil	49,711	1,019
*	Turkcell Iletisim Hizmetleri AS	Turkey	425,181	2,659
	Vodafone Group PLC	United Kingdom	1,316,860	4,395

	Total			24,240

	Utilities (3.7%)

	APA Group	Australia	274,229	1,782
	Canadian Utilities, Ltd.	Canada	50,344	1,887
	Centrica PLC	United Kingdom	496,675	2,657
	China Resources Gas Group, Ltd.	Hong Kong	632,000	1,986
	EDP - Energias do Brasil SA	Brazil	188,391	925
	GDF Suez	France	158,661	4,368
	Tokyo Gas Co., Ltd.	Japan	620,000	3,623

	Total			17,228

	Total Foreign Common Stocks (Cost: $390,976)			453,681

	Total Investments (98.2%) (Cost: $390,976)(a)			453,681

	Other Assets, Less Liabilities (1.8%)			8,195

	Net Assets (100.0%)			461,876

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $390,976 and the net unrealized appreciation of investments based on that cost was $62,705 which is comprised of $71,249 aggregate gross unrealized appreciation and $8,544 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	18.1%
United Kingdom	15.4%
Switzerland	12.1%
France	10.5%
Netherlands	7.0%
Germany	7.0%
Other	28.1%

Total	98.2%

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio  55

Research International Core Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Telecommunication Services	$22,653	$1,587	$—
All Others	429,441	—	—

Total	$452,094	$1,587	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

56  Research International Core Portfolio

International Equity Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,027.23	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.31

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Equity Portfolio  57

International Equity Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Foreign Common Stocks (93.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.6%)

	Cie Generale des Etablissements Michelin	France	157,858	18,862
	Haier Electronics Group Co., Ltd.	Hong Kong	13,909,000	36,431
	Hyundai Mobis	South Korea	66,060	18,542
	Kingfisher PLC	United Kingdom	5,006,660	30,760
	Nikon Corp.	Japan	311,500	4,904
	Nissan Motor Co., Ltd.	Japan	2,477,990	23,507
	SEB SA	France	195,270	17,286
	Toyota Motor Corp.	Japan	404,880	24,316

	Total			174,608

	Consumer Staples (2.3%)

*	Metro AG	Germany	302,910	13,202
	Suntory Beverage & Food, Ltd.	Japan	141,400	5,548
	Tesco PLC	United Kingdom	4,916,610	23,914

	Total			42,664

	Energy (11.9%)

	BP PLC	United Kingdom	1,548,580	13,646
	China Shenhua Energy Co., Ltd.	China	4,099,940	11,849
	Eni SpA	Italy	1,116,505	30,546
	Fugro NV	Netherlands	194,500	11,136
	Galp Energia SGPS SA	Portugal	1,849,900	33,892
	Kunlun Energy Co., Ltd.	Bermuda	9,531,920	15,718
	Petroleo Brasileiro SA, ADR	Brazil	654,340	9,573
	Repsol SA	Spain	533,096	4,556
	Royal Dutch Shell PLC - Class B	United Kingdom	849,205	36,951
*	Saipem SpA	Italy	269,100	7,259
	Statoil ASA	Norway	197,050	6,052
	Talisman Energy, Inc.	Canada	1,011,970	10,698
	Technip SA	France	94,720	10,362
	Trican Well Service, Ltd.	Canada	827,490	13,362

	Total			215,600

	Financials (19.6%)

	Aegon NV	Netherlands	931,090	8,126
	AIA Group, Ltd.	Hong Kong	3,254,290	16,376
	Aviva PLC	United Kingdom	2,395,180	20,926
	AXA SA	France	554,855	13,262
	Bangkok Bank PCL	Thailand	545,400	3,243
	BNP Paribas SA	France	446,500	30,291
	Cheung Kong Holdings, Ltd.	Hong Kong	741,850	13,152
	China Life Insurance Co., Ltd.	China	6,621,000	17,342
	Credit Agricole SA	France	2,092,100	29,507
*	Credit Suisse Group AG	Switzerland	974,615	27,871
	DBS Group Holdings, Ltd.	Singapore	2,175,000	29,217
	Deutsche Boerse AG	Germany	324,180	25,160
	Hana Financial Group, Inc.	South Korea	17,400	645

	Foreign Common Stocks (93.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued

	Housing Development Finance Corp., Ltd.	India	47,610	781
	HSBC Holdings PLC	United Kingdom	2,956,937	29,988
*	ING Groep NV	Netherlands	1,199,292	16,849
	Intesa Sanpaolo SpA	Italy	624,420	1,929
	Standard Chartered PLC	United Kingdom	1,335,740	27,295
*	Swiss Re AG	Switzerland	200,752	17,861
	UniCredit SpA	Italy	3,147,550	26,355
	UNIQA Insurance Group AG	Austria	4,531	58

	Total			356,234

	Health Care (15.3%)

*	Basilea Pharmaceutica AG	Switzerland	87,430	10,204
	Bayer AG	Germany	242,800	34,294
	Draegerwerk AG & Co. KGaA	Germany	92,710	9,967
	Gerresheimer AG	Germany	134,790	9,299
	Getinge AB - Class B	Sweden	591,650	15,549
	H Lundbeck A/S	Denmark	398,070	9,797
	Ipsen SA	France	282,440	12,768
	Merck KGaA	Germany	353,700	30,701
*	MorphoSys AG	Germany	168,120	15,769
*	Nobel Biocare Holding AG	Switzerland	873,930	13,008
*	QIAGEN NV	Netherlands	153,000	3,708
	Roche Holding AG	Switzerland	114,640	34,193
	Sanofi	France	99,135	10,531
	Shanghai Pharmaceuticals Holding Co., Ltd.	China	7,792,400	16,207
	Sinopharm Group Co., Ltd.	China	744,200	2,065
*	Sorin SpA	Italy	1,547,340	4,543
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	570,080	29,884
	UCB SA	Belgium	177,210	15,003

	Total			277,490

	Industrials (11.0%)

*	ABB, Ltd.	Switzerland	643,060	14,807
	Bilfinger SE	Germany	196,850	22,442
*	China CNR Corp., Ltd.	China	10,215,000	6,854
	Cie de St-Gobain	France	341,910	19,291
	CSR Corp., Ltd.	China	11,290,000	8,493
	Deutsche Lufthansa AG	Germany	491,830	10,560
	FLSmidth & Co. A/S	Denmark	68,780	3,843
	Hutchison Whampoa, Ltd.	Hong Kong	1,897,983	25,934
*	Qantas Airways, Ltd.	Australia	17,523,680	20,820
	Serco Group PLC	United Kingdom	1,766,090	11,047
	Shanghai Electric Group Co., Ltd.	China	31,604,000	12,723
	Siemens AG, ADR	Germany	63,220	8,357
	TNT Express NV	Netherlands	3,846,610	34,816
	Weichai Power Co., Ltd.	China	34,000	131

	Total			200,118

The Accompanying Notes are an Integral Part of the Financial Statements.

58   International Equity Portfolio

International Equity Portfolio

	Foreign Common Stocks (93.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology (6.6%)

	Capcom Co., Ltd.	Japan	468,400	7,939
	Infineon Technologies AG	Germany	1,580,200	19,753
	Samsung Electronics Co., Ltd.	South Korea	26,740	34,938
	Software AG	Germany	519,740	18,763
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	8,880,235	37,623

	Total			119,016

	Materials (7.5%)

	Akzo Nobel NV	Netherlands	336,140	25,200
	CRH PLC	Ireland	558,050	14,335
	HeidelbergCement AG	Germany	303,280	25,884
	MMC Norilsk Nickel OJSC, ADR	Russia	1,671,710	33,117
	POSCO	South Korea	37,010	11,120
	POSCO, ADR	South Korea	92,600	6,893
	Rexam PLC	United Kingdom	2,173,720	19,903

	Total			136,452

	Telecommunication Services (8.6%)

	China Mobile, Ltd.	Hong Kong	478,700	4,645
	China Telecom Corp., Ltd. - Class H	China	54,694,000	26,816
	Mobile TeleSystems OJSC, ADR	Russia	737,210	14,552
	Singapore Telecommunications, Ltd.	Singapore	10,531,850	32,519
	Telefonica SA	Spain	1,692,450	29,015
	Telenor ASA	Norway	1,699,790	38,713
*	Vivendi	France	201,800	4,938
	Vodafone Group PLC	United Kingdom	1,697,694	5,666

	Total			156,864

Foreign Common Stocks (93.5%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities (1.1%)

Power Grid Corp. of India, Ltd.	India	8,352,110	19,316

Total			19,316

Total Foreign Common Stocks (Cost: $1,392,372)			1,698,362

Short-Term Investments (2.2%)

Commercial Paper (2.2%)

Federal Farm Credit Bank, 0.00%, 7/1/14	United States	40,000,000	40,000

Total			40,000

Total Short-Term Investments (Cost: $40,000)			40,000

Total Investments (95.7%) (Cost: $1,432,372)(a)			1,738,362

Other Assets, Less Liabilities (4.3%)			78,847

Net Assets (100.0%)			1,817,209

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $1,432,372 and the net unrealized appreciation of investments based on that cost was $305,990 which is comprised of $356,510 aggregate gross unrealized appreciation and $50,520 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Germany	13.4%
United Kingdom	12.1%
France	9.2%
Switzerland	6.5%
China	5.6%
Netherlands	5.5%
Hong Kong	5.3%
Other	38.1%

Total	95.7%

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio  59

International Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$1,698,362	$—	$—
Short-Term Investments	—	40,000	—

Total	$1,698,362	$40,000	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

60   International Equity Portfolio

Emerging Markets Equity Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in a single issuer, in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more diversified fund, and may be tied more closely to the performance of a single issuer, country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,048.29	$6.81
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.71

* Expenses are equal to the Portfolio’s annualized expense ratio of 1.34%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Emerging Markets Equity Portfolio  61

Emerging Markets Equity Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Foreign Common Stocks (98.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (18.4%)

	Abril Educacao SA	Brazil	96,025	1,513
	Ajisen China Holdings, Ltd.	Hong Kong	2,327,000	1,807
	Astro Malaysia Holdings Bhd	Malaysia	4,667,600	5,102
	Belle International Holdings, Ltd.	Hong Kong	3,058,000	3,389
	Estacio Participacoes SA	Brazil	295,373	3,910
	Guangzhou Automobile Group Co., Ltd.	China	6,628,000	7,697
	Kia Motors Corp.	South Korea	204,929	11,464
	Kroton Educacional SA	Brazil	60,911	1,708
	Li & Fung, Ltd.	Hong Kong	5,244,000	7,781
	Minor International PCL	Thailand	4,663,210	4,203
	Mitra Adiperkasa Tbk PT	Indonesia	1,566,500	632
	Naspers, Ltd. - Class N	South Africa	105,872	12,464
	SACI Falabella	Chile	180,401	1,634
	Shangri-La Asia, Ltd.	Hong Kong	664,000	1,043
	Stella International Holdings, Ltd.	Hong Kong	1,990,000	5,418
	Techtronic Industries Co.	Hong Kong	910,000	2,918
*	Woolworths Holdings, Ltd.	South Africa	655,385	4,816

	Total			77,499

	Consumer Staples (9.7%)

	AMBEV SA, ADR	Brazil	689,153	4,852
	Arca Continental SAB de CV	Mexico	289,662	1,961
	BRF SA	Brazil	62,608	1,513
	Dabur India, Ltd.	India	1,729,183	5,376
	Dairy Farm International Holdings, Ltd.	Hong Kong	228,600	2,437
	E-Mart Co., Ltd.	South Korea	18,652	4,277
	Grupo Lala SAB de CV	Mexico	588,282	1,556
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	430,600	1,209
	M Dias Branco SA	Brazil	58,928	2,606
	Magnit OJSC	Russia	20,770	5,416
	SABMiller PLC	United Kingdom	127,483	7,392
	Want Want China Holdings, Ltd.	Cayman Islands	771,000	1,108
	Wumart Stores, Inc.	China	1,442,000	1,120

	Total			40,823

	Energy (8.0%)

	China Shenhua Energy Co., Ltd. - Class H	China	1,973,000	5,702
	Gazprom OAO, ADR	Russia	348,896	3,041
*	Gran Tierra Energy, Inc.	United States	297,468	2,417
	INPEX Corp.	Japan	299,900	4,559
*	Lamprell PLC	United Arab Emirates	1,012,115	2,693
	NovaTek OAO-GDR	Russia	32,394	4,030
	Petroleo Brasileiro SA, ADR	Brazil	388,097	5,678
	Reliance Industries, Ltd.	India	208,599	3,515
	TMK OAO-GDR	Russia	207,903	2,017

	Total			33,652

	Foreign Common Stocks (98.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Financial (24.9%)

	Banco do Brasil SA	Brazil	199,991	2,249
	Bancolombia SA, ADR	Colombia	29,658	1,714
	BDO Unibank, Inc.	Philippines	2,748,680	5,888
	BM&FBOVESPA SA	Brazil	776,552	4,073
	Bolsa Mexicana de Valores SAB de CV	Mexico	804,599	1,705
	Brasil Insurance Participacoes e Administracao SA	Brazil	399,714	1,945
	Cathay Financial Holding Co., Ltd.	Taiwan	2,726,000	4,259
	China Construction Bank Corp. - Class H	China	9,276,020	7,014
	China Pacific Insurance Group Co., Ltd. - Class H	China	1,427,400	5,046
	Compartamos SAB de CV	Mexico	625,896	1,209
	Concentradora Fibra Danhos SA de CV	Mexico	999,632	2,694
	Concentradora Fibra Hotelera Mexicana SA de CV	Mexico	1,336,290	2,419
	Credicorp, Ltd.	Bermuda	27,033	4,203
	E.Sun Financial Holding Co., Ltd.	Taiwan	7,815,652	5,013
	First Pacific Co., Ltd.	Hong Kong	3,548,750	3,993
	Grupo Financiero Banorte SAB de CV	Mexico	298,020	2,131
	Hang Lung Properties, Ltd.	Hong Kong	1,240,000	3,824
	Housing Development Finance Corp., Ltd.	India	726,658	11,925
	Itau Unibanco Holding SA, ADR	Brazil	141,655	2,037
	Kasikornbank PCL	Thailand	1,687,600	10,617
	Komercni Banka AS	Czech Republic	17,656	4,061
*	Macquarie Mexico Real Estate Management SA de CV	Mexico	1,073,727	2,225
*	Sberbank of Russia	Russia	2,437,721	6,063
	Standard Chartered PLC	United Kingdom	259,925	5,289
	Turkiye Garanti Bankasi AS	Turkey	746,371	2,921

	Total			104,517

	Health Care (2.0%)

*	Genomma Lab Internacional SAB de CV - Class B	Mexico	823,943	2,233
	OdontoPrev SA	Brazil	556,874	2,394
*	Qualicorp SA	Brazil	141,637	1,673
	Top Glove Corp. Bhd	Malaysia	1,316,200	1,873

	Total			8,173

	Industrials (4.8%)

*	51job, Inc., ADR	China	41,896	2,763
	CCR SA	Brazil	213,074	1,736
	Copa Holdings SA	Panama	11,302	1,611
*	Diana Shipping, Inc.	Marshall Islands	272,743	2,970
	Glory, Ltd.	Japan	123,800	4,033
	Haitian International Holdings, Ltd.	Cayman Islands	232,000	538
	Mills Estruturas e Servicos de Engenharia SA	Brazil	280,814	3,296

The Accompanying Notes are an Integral Part of the Financial Statements.

62   Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

	Foreign Common Stocks (98.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Industrials continued

	Pacific Basin Shipping, Ltd.	Bermuda	521,938	325
*	Promotora y Operadora de Infraestructura SAB de CV	Mexico	96,771	1,291
*	TK Corp.	South Korea	112,917	1,802

	Total			20,365

	Information Technology (16.9%)

*	Cognizant Technology Solutions Corp.	United States	221,707	10,844
	Hon Hai Precision Industry Co., Ltd.	Taiwan	1,208,776	4,048
	MediaTek, Inc.	Taiwan	556,000	9,404
	NAVER Corp.	South Korea	6,816	5,625
	Samsung Electronics Co., Ltd.	South Korea	7,728	10,097
	Seoul Semiconductor Co., Ltd.	South Korea	63,904	2,406
	Siliconware Precision Industries Co.	Taiwan	3,906,000	6,417
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,693,290	19,884
	VTech Holdings, Ltd.	Bermuda	188,200	2,504

	Total			71,229

	Materials (5.5%)

	Anhui Conch Cement Co., Ltd. - Class H	China	1,166,500	4,026
*	Cemex SAB de CV, ADR	Mexico	177,812	2,352
	Gerdau SA, ADR	Brazil	257,755	1,518
	Grasim Industries, Ltd.	India	11,165	635
	Grupo Mexico SAB de CV - Series B	Mexico	1,030,417	3,438
	Iluka Resources, Ltd.	Australia	262,348	2,011
	Klabin SA	Brazil	278,178	1,398
	LG Chem, Ltd.	South Korea	11,557	3,381
	Vale SA, ADR	Brazil	314,410	4,160

	Total			22,919

	Foreign Common Stocks (98.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (6.4%)

	America Movil SAB de CV - Series L, ADR	Mexico	116,429	2,416
	China Mobile, Ltd.	Hong Kong	421,000	4,085
	Mobile TeleSystems OJSC, ADR	Russia	167,357	3,304
	MTN Group, Ltd.	South Africa	246,973	5,202
	Orange Polska SA	Poland	671,024	2,143
	PT XL Axiata Tbk	Indonesia	6,761,500	2,909
*	Turkcell Iletisim Hizmetleri AS	Turkey	1,075,815	6,728

	Total			26,787

	Utilities (1.4%)

	Alupar Investimento SA	Brazil	189,513	1,389
	CESC, Ltd.	India	384,608	4,515

	Total			5,904

	Total Foreign Common Stocks (Cost: $376,833)			411,868

	Total Investments (98.0%) (Cost: $376,833)(a)			411,868

	Other Assets, Less Liabilities (2.0%)			8,559

	Net Assets (100.0%)			420,427

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $376,833 and the net unrealized appreciation of investments based on that cost was $35,035 which is comprised of $50,340 aggregate gross unrealized appreciation and $15,304 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Brazil	11.8%
Taiwan	11.7%
South Korea	9.3%
Hong Kong	8.7%
China	7.9%
Mexico	6.9%
India	6.2%
Russia	5.7%
South Africa	5.3%
Other	24.5%

Total	98.0%

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio  63

Emerging Markets Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$73,296	$4,203	$—
Consumer Staples	35,407	5,416	—
Financials	98,454	6,063	—
All Others	189,029	—	—

Total	$396,186	$15,682	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

64  Emerging Markets Equity Portfolio

Money Market Portfolio

Because the Portfolio may invest a significant portion of its assets in securities of companies in the banking related or Financial Services industry, developments affecting that industry will have a disproportionate impact on the Portfolio, including interest rate risk, credit risk, and risks associated with regulatory changes.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,000.54	$0.15
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.15

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NOT INSURED OR GUARANTEED

BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT

AGENCY. ALTHOUGH THE MONEY MARKET PORTFOLIO SEEKS TO PRESERVE THE VALUE

OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING

IN THE MONEY MARKET PORTFOLIO.

Money Market Portfolio  65

Money Market Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Autos (8.0%)

American Honda Finance Corp., 0.10%, 7/22/14	5,000,000	5,000
American Honda Finance Corp., 0.230%, 12/5/14	13,000,000	13,000
Toyota Motor Credit Corp., 0.13%, 7/9/14	5,000,000	5,000
Toyota Motor Credit Corp., 0.227%, 7/14/14	13,000,000	13,000

Total		36,000

Commercial Banks Non-US (8.0%)

Rabobank Nederland of NY, 0.251%, 1/13/15	10,000,000	10,000
Rabobank Nederland of NY, 0.277%, 2/25/15	8,000,000	8,000
Royal Bank of Canada NY, 0.27%, 2/4/15	15,000,000	15,000
Toronto Dominion Holdings USA, 0.14%, 7/14/14 144A	3,000,000	3,000

Total		36,000

Commercial Banks US (11.6%)

Bank Of America NA, 0.17%, 8/4/14	7,000,000	7,000
Bank Of America NA, 0.18%, 7/1/14	6,000,000	6,000
Bank Of America NA, 0.19%, 9/24/14	5,000,000	5,000
US Bank NA, 0.15%, 7/18/14	18,000,000	18,000
Wells Fargo & Co., 0.12%, 8/1/14	3,600,000	3,600
Wells Fargo & Co., 0.12%, 8/18/14	3,000,000	2,999
Wells Fargo & Co., 0.14%, 7/10/14	9,400,000	9,400

Total		51,999

Consumer Products/Retailing (3.9%)

Ebay, Inc., 0.09%, 8/19/14 144A	9,200,000	9,199
Ebay, Inc., 0.10%, 8/12/14 144A	8,200,000	8,199

Total		17,398

Federal Government & Agencies (6.7%)

Federal Home Loan Bank Disc Corp., 0.05%, 7/16/14	5,300,000	5,300
Federal Home Loan Bank Disc Corp., 0.05%, 8/6/14	7,000,000	7,000
Federal Home Loan Bank Disc Corp., 0.06%, 7/23/14	3,600,000	3,600
Federal Home Loan Bank Disc Corp., 0.06%, 8/8/14	6,700,000	6,699

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies continued

Federal Home Loan Bank Disc Corp., 0.07%, 8/15/14	7,700,000	7,699

Total		30,298

Finance Services (12.0%)

Alpine Securitization, 0.17%, 7/17/14 144A	10,000,000	9,999
Alpine Securitization, 0.18%, 7/21/14 144A	3,000,000	3,000
Alpine Securitization, 0.22%, 9/17/14 144A	5,000,000	4,997
Govco LLC, 0.16%, 8/11/14 144A	18,000,000	17,997
Liberty Street Funding LLC, 0.15%, 7/11/14 144A	7,500,000	7,500
Liberty Street Funding LLC, 0.17%, 8/4/14 144A	5,500,000	5,499
Liberty Street Funding LLC, 0.17%, 9/19/14 144A	5,000,000	4,998

Total		53,990

Government (24.6%)

US Treasury, 0.070%, 1/31/16	15,000,000	14,995
US Treasury, 0.125%, 7/31/14	15,000,000	15,001
US Treasury, 0.25%, 8/31/14	10,000,000	10,003
US Treasury, 0.25%, 9/15/14	5,000,000	5,002
US Treasury, 0.25%, 11/30/14	30,000,000	30,022
US Treasury, 0.375%, 11/15/14	15,000,000	15,018
US Treasury, 2.125%, 11/30/14	5,800,000	5,850
US Treasury, 2.375%, 9/30/14	10,000,000	10,058
US Treasury, 4.25%, 8/15/14	4,800,000	4,825

Total		110,774

Health Care/Pharmaceuticals (2.2%)

Roche Holdings, Inc., 0.07%, 8/7/14 144A	10,000,000	9,999

Total		9,999

Information Technology (3.2%)

Microsoft Corp., 0.09%, 8/6/14 144A	4,400,000	4,400
Microsoft Corp., 0.09%, 8/13/14 144A	5,000,000	4,999
Microsoft Corp., 0.09%, 8/27/14 144A	5,000,000	4,999

Total		14,398

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Machinery (2.6%)

Caterpillar Financial, 0.10%, 7/14/14	2,200,000	2,200
John Deere Canada Ulc, 0.08%, 7/15/14 144A	4,400,000	4,400
John Deere Canada Ulc, 0.09%, 7/16/14 144A	5,000,000	5,000

Total		11,600

Miscellaneous Business Credit Institutions (4.6%)

General Electric Capital, 0.10%, 7/2/14	5,000,000	5,000
General Electric Capital, 0.14%, 10/3/14	12,900,000	12,895
Jupiter Securitization Co. LLC, 0.10%, 7/28/14 144A	2,900,000	2,900

Total		20,795

Personal Credit Institutions (4.5%)

Old Line Funding LLC, 0.16%, 10/1/14 144A	10,000,000	9,996
Thunder Bay Funding LLC, 0.16%, 9/25/14 144A	5,000,000	4,998
Thunder Bay Funding LLC, 0.17%, 10/6/14 144A	5,000,000	4,998

Total		19,992

Short Term Business Credit (8.0%)

Atlantic Asset Securitization LLC, 0.15%, 7/7/14 144A	7,000,000	7,000
Atlantic Asset Securitization LLC, 0.16%, 8/5/14 144A	3,000,000	2,999
Atlantic Asset Securitization LLC, 0.19%, 8/20/14 144A	8,000,000	7,998
Sheffield Receivables Corp., 0.14%, 7/14/14 144A	8,000,000	8,000
Sheffield Receivables Corp., 0.18%, 8/19/14 144A	10,000,000	9,997

Total		35,994

Total Money Market Investments (Cost: $449,237)		449,237

Total Investments (99.9%) (Cost: $449,237)		449,237

Other Assets, Less Liabilities (0.1%)		251

Net Assets (100.0%)		449,488

The Accompanying Notes are an Integral Part of the Financial Statements.

66  Money Market Portfolio

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014 the value of these securities (in thousands) was $167,071 representing 37.2% of the net assets.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	110,774	$—
Corporate Bonds	—	$59,000	—
Commercial Paper	—	279,463	—

Total	$—	$449,237	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Portfolio  67

Short-Term Bond Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 30% of the Portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. A portion of the Portfolio’s assets may be invested in lower quality debt securities which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purporse keeping with its investment objective. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

68  Short-Term Bond Portfolio

Short-Term Bond Portfolio

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,005.83	$2.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$2.06

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.41%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Short-Term Bond Portfolio  69

Short-Term Bond Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.4%)

The Boeing Co., 0.95%, 5/15/18	250,000	244
L-3 Communications Corp., 1.50%, 5/28/17	250,000	251
L-3 Communications Corp., 3.95%, 11/15/16	300,000	319

Total		814

Autos & Vehicle Parts (0.7%)

American Honda Finance Corp., 2.125%, 10/10/18	250,000	254
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	125,000	128
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	375,000	387
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	250,000	255
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	250,000	261
Johnson Controls, Inc., 1.40%, 11/2/17	250,000	250
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	30,000	31

Total		1,566

Banking (6.8%)

Abbey National Treasury Services PLC/Stamford CT, 1.375%, 3/13/17	500,000	502
Ally Financial, Inc., 2.75%, 1/30/17	250,000	253
American Express Credit Corp., 2.375%, 3/24/17	250,000	258
Bank of America Corp., 2.00%, 1/11/18	600,000	604
Bank of America Corp., 2.60%, 1/15/19	765,000	774
Bank of America Corp., 2.65%, 4/1/19	190,000	193
Bank of America Corp., 3.625%, 3/17/16	125,000	131
Bank of America Corp., 6.00%, 9/1/17	500,000	565
Bank of Montreal, 1.30%, 7/15/16	250,000	253
The Bank of New York Mellon Corp., 1.35%, 3/6/18	250,000	248
The Bank of New York Mellon Corp., 2.20%, 3/4/19	125,000	126
Bank of Nova Scotia, 1.375%, 7/15/16	500,000	506

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)

Banking continued

Barclays Bank PLC, 6.05%, 12/4/17 144A	250,000	284
BNP Paribas SA, 2.40%, 12/12/18	250,000	252
Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	415,000	415
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	30,000	31
Citigroup, Inc., 1.75%, 5/1/18	350,000	348
Citigroup, Inc., 3.953%, 6/15/16	500,000	527
Fifth Third Bank, 4.75%, 2/1/15	600,000	614
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	250,000	258
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	500,000	569
HSBC Bank NA/New York NY, 6.00%, 8/9/17	250,000	282
JPMorgan Chase & Co., 1.625%, 5/15/18	250,000	249
JPMorgan Chase & Co., 1.80%, 1/25/18	850,000	854
JPMorgan Chase & Co., 2.35%, 1/28/19	250,000	253
KeyBank NA/Cleveland OH, 7.413%, 5/6/15	250,000	264
KeyCorp, 2.30%, 12/13/18	500,000	506
Morgan Stanley, 2.125%, 4/25/18	500,000	505
Morgan Stanley, 3.80%, 4/29/16	250,000	262
Morgan Stanley, 7.30%, 5/13/19	250,000	306
Nordea Bank AB, 3.125%, 3/20/17 144A	325,000	342
PNC Bank NA, 4.875%, 9/21/17	250,000	276
Royal Bank of Canada, 1.45%, 9/9/16	500,000	506
Standard Chartered PLC, 3.20%, 5/12/16 144A	270,000	281
Standard Chartered PLC, 3.85%, 4/27/15 144A	160,000	164
SunTrust Banks, Inc., 2.35%, 11/1/18	465,000	471
The Toronto-Dominion Bank, 1.40%, 4/30/18	170,000	169
The Toronto-Dominion Bank, 2.625%, 9/10/18	350,000	361
U.S. Bancorp, 3.442%, 2/1/16	450,000	469

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)

Banking continued

Wells Fargo & Co., 5.625%, 12/11/17	600,000	683

Total		14,914

Builders & Building Materials (0.0%)

Lennar Corp., 4.50%, 6/15/19	85,000	87

Total		87

Capital Goods (0.1%)

Caterpillar Financial Services Corp., 2.65%, 4/1/16	200,000	207

Total		207

Chemicals (0.2%)

LyondellBasell Industries NV, 5.00%, 4/15/19	400,000	451

Total		451

Conglomerate & Diversified Manufacturing (0.2%)

Eaton Corp., 1.50%, 11/2/17	335,000	336
Roper Industries, Inc., 2.05%, 10/1/18	180,000	180

Total		516

Consumer Products & Retailing (1.3%)

Colgate-Palmolive Co., 0.90%, 5/1/18	175,000	170
CVS Caremark Corp., 1.20%, 12/5/16	250,000	252
CVS Caremark Corp., 2.25%, 12/5/18	250,000	253
Delhaize Group, 6.50%, 6/15/17	250,000	282
The Home Depot, Inc., 2.25%, 9/10/18	500,000	512
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/18 144A	280,000	283
Target Corp., 2.30%, 6/26/19	185,000	186
Unilever Capital Corp., 2.75%, 2/10/16	250,000	259
Walgreen Co., 1.80%, 9/15/17	255,000	257
Wal-Mart Stores, Inc., 1.125%, 4/11/18	500,000	493

Total		2,947

Electric Utilities (4.1%)

Arizona Public Service Co., 4.65%, 5/15/15	262,000	272
Commonwealth Edison Co., 2.15%, 1/15/19	250,000	252

The Accompanying Notes are an Integral Part of the Financial Statements.

70  Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued

Commonwealth Edison Co., 6.15%, 9/15/17	250,000	287
Consumers Energy Co., 5.50%, 8/15/16	500,000	549
The Dayton Power & Light Co., 1.875%, 9/15/16 144A	465,000	473
Dominion Resources, Inc., 5.20%, 8/15/19	150,000	171
Dominion Resources, Inc., 6.00%, 11/30/17	500,000	572
Duke Energy Corp., 2.10%, 6/15/18	115,000	116
Duke Energy Indiana, Inc., 0.578%, 7/11/16	500,000	502
Entergy Corp., 4.70%, 1/15/17	340,000	367
Entergy Mississippi, Inc., 3.25%, 6/1/16	500,000	517
Exelon Corp., 4.90%, 6/15/15	250,000	260
FirstEnergy Corp., 2.75%, 3/15/18	250,000	253
Jersey Central Power & Light Co., 5.65%, 6/1/17	250,000	277
MidAmerican Energy Co., 2.40%, 3/15/19	500,000	509
Nevada Power Co., 5.95%, 3/15/16	250,000	272
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	250,000	252
NextEra Energy Capital Holdings, Inc., 2.40%, 9/15/19	750,000	754
Northeast Utilities, 1.45%, 5/1/18	105,000	103
NSTAR Electric Co., 0.466%, 5/17/16	440,000	440
Peco Energy Co., 1.20%, 10/15/16	250,000	252
Public Service Co. of Colorado, 5.80%, 8/1/18	500,000	574
Public Service Electric & Gas Co., 2.30%, 9/15/18	400,000	410
Southern Electric Generating Co., 2.20%, 12/1/18 144A	140,000	141
Westar Energy, Inc., 8.625%, 12/1/18	300,000	384

Total		8,959

Energy (1.2%)

Anadarko Petroleum Corp., 5.95%, 9/15/16	500,000	554
Apache Corp., 5.625%, 1/15/17	300,000	334

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)

Energy continued

Canadian Natural Resources, Ltd., 5.70%, 5/15/17	250,000	280
National Oilwell Varco, Inc., 1.35%, 12/1/17	105,000	105
Noble Energy, Inc., 8.25%, 3/1/19	250,000	315
Petrohawk Energy Corp., 6.25%, 6/1/19	500,000	540
Sempra Energy, 6.15%, 6/15/18	250,000	290
Talisman Energy, Inc., 5.125%, 5/15/15	245,000	255
Transocean, Inc., 2.50%, 10/15/17	75,000	76

Total		2,749

Entertainment (0.4%)

Time Warner, Inc., 2.10%, 6/1/19	250,000	249
Time Warner, Inc., 3.15%, 7/15/15	135,000	139
Viacom, Inc., 2.20%, 4/1/19	145,000	145
Viacom, Inc., 2.50%, 9/1/18	250,000	255

Total		788

Finance (0.6%)

General Electric Capital Corp., 2.30%, 4/27/17	900,000	930
General Electric Capital Corp., 6.00%, 8/7/19	250,000	296

Total		1,226

Food & Beverage (1.6%)

Anheuser-Busch InBev Finance, Inc., 1.25%, 1/17/18	750,000	744
Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	325,000	329
ConAgra Foods, Inc., 1.90%, 1/25/18	285,000	286
Diageo Capital PLC, 1.125%, 4/29/18	500,000	490
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	250,000	292
Heineken NV, 1.40%, 10/1/17 144A	280,000	280
Mondelez International, Inc., 4.125%, 2/9/16	400,000	421
Pernod Ricard SA, 2.95%, 1/15/17 144A	250,000	260
SABMiller Holdings, Inc., 2.45%, 1/15/17 144A	250,000	258
WM Wrigley Jr. Co., 1.40%, 10/21/16 144A	60,000	60

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued

WM Wrigley Jr. Co., 2.00%, 10/20/17 144A	80,000	81
WM Wrigley Jr. Co., 2.40%, 10/21/18 144A	65,000	66

Total		3,567

Foreign Agencies (0.5%)

Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	999

Total		999

Healthcare (0.7%)

AmerisourceBergen Corp., 1.15%, 5/15/17	250,000	250
Baxter International, Inc., 0.95%, 6/1/16	250,000	251
Express Scripts Holding Co., 2.65%, 2/15/17	355,000	369
Express Scripts Holding Co., 3.125%, 5/15/16	60,000	62
McKesson Corp., 1.40%, 3/15/18	275,000	271
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	65,000	66
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	175,000	177

Total		1,446

Insurance (2.1%)

ACE INA Holdings, Inc., 5.80%, 3/15/18	250,000	286
Aetna, Inc., 1.50%, 11/15/17	110,000	110
American International Group, Inc., 5.85%, 1/16/18	445,000	508
Berkshire Hathaway Finance Corp., 1.30%, 5/15/18	250,000	248
The Hartford Financial Services Group, Inc., 4.00%, 10/15/17	250,000	270
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	160,000	164
Metropolitan Life Global Funding I, 0.356%, 6/23/16 144A	1,500,000	1,499
Metropolitan Life Global Funding I, 1.50%, 1/10/18 144A	250,000	248
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	250,000	259
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	280,002	287
UnitedHealth Group, Inc., 1.40%, 10/15/17	320,000	321

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio  71

Short-Term Bond Portfolio

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)

Insurance continued

WellPoint, Inc., 1.875%, 1/15/18	100,000	101
WellPoint, Inc., 5.25%, 1/15/16	350,000	374

Total		4,675

Media (0.5%)

Comcast Corp., 4.95%, 6/15/16	250,000	270
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 1.75%, 1/15/18	250,000	251
Discovery Communications LLC, 3.70%, 6/1/15	180,000	185
SES Global Americas Holdings GP, 2.50%, 3/25/19 144A	50,000	51
Time Warner Cable, Inc., 5.85%, 5/1/17	250,000	281

Total		1,038

Metals & Mining (0.1%)

Rio Tinto Finance USA PLC, 2.25%, 12/14/18	250,000	255

Total		255

Oil & Gas (1.3%)

BG Energy Capital PLC, 2.875%, 10/15/16 144A	500,000	521
BP Capital Markets PLC, 1.846%, 5/5/17	500,000	511
Chevron Corp., 1.718%, 6/24/18	250,000	252
Enable Midstream Partners LP, 2.40%, 5/15/19 144A	250,000	250
Petro-Canada, 6.05%, 5/15/18	236,000	273
Shell International Finance BV, 1.125%, 8/21/17	350,000	349
Shell International Finance BV, 1.90%, 8/10/18	250,000	253
Total Capital Canada, Ltd., 1.45%, 1/15/18	250,000	250
Total Capital SA, 2.125%, 8/10/18	250,000	254

Total		2,913

Pharmaceuticals (1.1%)

AbbVie, Inc., 1.75%, 11/6/17	750,000	754
Actavis Funding SCS, 2.45%, 6/15/19 144A	100,000	100
Actavis, Inc., 1.875%, 10/1/17	115,000	116
Amgen, Inc., 2.20%, 5/22/19	250,000	250

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued

Celgene Corp., 2.25%, 5/15/19	340,000	341
Gilead Sciences, Inc., 2.05%, 4/1/19	120,000	120
Merck & Co., Inc., 1.30%, 5/18/18	250,000	247
Mylan, Inc., 1.80%, 6/24/16	75,000	76
Mylan, Inc., 2.55%, 3/28/19	95,000	96
Mylan, Inc., 2.60%, 6/24/18	80,000	81
Perrigo Co., PLC, 1.30%, 11/8/16 144A	180,000	180
Perrigo Co., PLC, 2.30%, 11/8/18 144A	125,000	125

Total		2,486

Pipelines (1.5%)

CenterPoint Energy Resources Corp., 6.00%, 5/15/18	250,000	285
CenterPoint Energy Resources Corp., 6.15%, 5/1/16	250,000	274
Energy Transfer Partners LP, 5.95%, 2/1/15	400,000	411
EnLink Midstream Partners LP, 2.70%, 4/1/19	85,000	86
Enterprise Products Operating LLC, 3.20%, 2/1/16	100,000	104
Enterprise Products Operating LLC, 6.50%, 1/31/19	250,000	297
Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	165,000	167
NiSource Finance Corp., 5.25%, 9/15/17	250,000	279
ONEOK Partners LP, 3.20%, 9/15/18	250,000	261
ONEOK Partners LP, 3.25%, 2/1/16	230,000	239
Spectra Energy Partners LP, 2.95%, 6/15/16	521,000	540
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17	275,000	314

Total		3,257

Real Estate Investment Trusts (0.9%)

ARC Properties Operating Partnership LP/Clark Acquisition LLC., 2.00%, 2/6/17 144A	100,000	100

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued

ARC Properties Operating Partnership LP/Clark Acquisition LLC., 3.00%, 2/6/19 144A	100,000	101
DDR Corp., 4.75%, 4/15/18	250,000	272
ERP Operating LP, 6.584%, 4/13/15	275,000	288
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	303
Simon Property Group LP, 1.50%, 2/1/18 144A	250,000	248
Ventas Realty LP, 1.25%, 4/17/17	500,000	500
Vornado Realty LP, 2.50%, 6/30/19	140,000	140

Total		1,952

Services (0.2%)

QVC, Inc., 3.125%, 4/1/19	55,000	56
Republic Services, Inc., 5.50%, 9/15/19	250,000	287
Waste Management, Inc., 2.60%, 9/1/16	200,000	207

Total		550

Technology (1.5%)

Adobe Systems, Inc., 3.25%, 2/1/15	250,000	254
Apple, Inc., 1.00%, 5/3/18	200,000	195
Apple, Inc., 2.10%, 5/6/19	500,000	502
Cisco Systems, Inc., 2.125%, 3/1/19	250,000	252
EMC Corp., 1.875%, 6/1/18	250,000	252
Fidelity National Information Services, Inc., 1.45%, 6/5/17	250,000	250
Hewlett-Packard Co., 2.75%, 1/14/19	275,000	282
International Business Machines Corp., 5.70%, 9/14/17	500,000	570
Oracle Corp., 2.375%, 1/15/19	250,000	254
Oracle Corp., 5.75%, 4/15/18	250,000	287
Xerox Corp., 4.25%, 2/15/15	250,000	256

Total		3,354

Telecommunications (1.0%)

America Movil SAB de CV, 2.375%, 9/8/16	75,000	77
America Movil SAB de CV, 3.625%, 3/30/15	140,000	143

The Accompanying Notes are an Integral Part of the Financial Statements.

72  Short-Term Bond Portfolio

Short-Term Bond Portfolio

	Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued

	American Tower Corp., 4.50%, 1/15/18	250,000	273
	AT&T, Inc., 1.40%, 12/1/17	400,000	398
	British Telecommunications PLC, 2.35%, 2/14/19	250,000	252
	CC Holdings GS V LLC/Crown Castle GS III Corp., 2.381%, 12/15/17	230,000	234
	Verizon Communications, Inc., 1.10%, 11/1/17	200,000	198
	Verizon Communications, Inc., 2.50%, 9/15/16	350,000	361
	Verizon Communications, Inc., 3.65%, 9/14/18	335,000	358

	Total		2,294

	Transportation (0.4%)

	Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	750,000	860
	Union Pacific Corp., 2.25%, 2/15/19	85,000	86

	Total		946

	Total Corporate Bonds (Cost: $64,036)		64,956

	Governments (42.5%)

	Governments (42.5%)

	Federal Home Loan Mortgage Corp., 4.375%, 7/17/15	35,430,000	36,978
(b)	US Treasury, 0.375%, 3/31/16	30,000,000	30,006
(b)	US Treasury, 0.50%, 6/30/16	26,870,000	26,893

	Total Governments (Cost: $93,812)		93,877

	Municipal Bonds (1.0%)

	Municipal Bonds (1.0%)

	Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	200,000	202
	Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	190,000	190

Municipal Bonds (1.0%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued

Province of Ontario Canada, 2.00%, 9/27/18 GO	1,000,000	1,015
State of Illinois, Series 2010-3, 4.79%, 4/1/16 GO	300,000	318
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	195,000	208
University of California, Series 2011Y-1, 0.651%, 7/1/41 RB	270,000	270

Total Municipal Bonds (Cost: $2,164)		2,203

Structured Products (23.8%)

Structured Products (23.8%)

AEP Texas Central Transition Funding LLC, 5.17%, 1/1/18	700,000	765
Ally Auto Receivables Trust, Series 2012-2, Class B, 1.76%, 2/15/17 144A	750,000	759
American Express Credit Account Master Trust, Series 2014-2, Class A, 1.26%, 1/15/20	1,000,000	1,002
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	650,000	707
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class AM, 5.582%, 9/11/41	500,000	543
Bear Stearns Commercial Mortgage Securities Trust, Inc., Series 2007-PWR17, Class AAB, 5.703%, 6/11/50	476,705	482
BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.73%, 2/21/17	365,000	365
BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.99%, 8/21/17	295,000	296
Capital Auto Receivables Asset Trust/Ally, Series 2014-1, Class A2, 0.96%, 4/20/17	325,000	326

Structured Products (23.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.96%, 9/16/19	500,000	500
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2, 1.26%, 1/15/20	470,000	472
Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, 10/15/18	145,000	145
Chase Issuance Trust, Series 2014-A1, Class A, 1.15%, 1/15/19	400,000	401
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	1,750,000	1,767
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 6.015%, 7/10/38	500,000	542
Commercial Mortgage Trust, Series 2001-J2A, Class C, 6.586%, 7/16/34	480,498	532
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class AM, 5.10%, 8/15/38	285,000	298
DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 9/25/45 144A	11,149	11
DBRR Trust, Series 2013-EZ3, Class A, 1.636%, 12/18/49	1,874,407	1,889
Discover Card Master Trust I, Series 2012-B3, Class B3, 0.602%, 5/15/18	1,000,000	1,002
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	403,208	410
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.25%, 6/15/27	3,094,142	3,001
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.650%, 8/25/20 IO	2,336,504	161
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.00%, 2/15/25	1,179,775	1,192
Federal Home Loan Mortgage Corp., 2.50%, 1/1/24	2,391,284	2,468

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio  73

Short-Term Bond Portfolio

Structured Products (23.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	83,453	89
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	410,912	449
Federal National Mortgage Association, Series 2010-95, Class BK, 1.50%, 2/25/20	1,007,404	1,021
Federal National Mortgage Association, Series 2013-74, Class AD, 2.00%, 7/25/23	1,008,869	1,022
Federal National Mortgage Association, 2.50%, 6/1/22	2,521,882	2,606
Federal National Mortgage Association, Series 2011-113, Class AG, 2.50%, 11/25/26	575,588	592
Federal National Mortgage Association, 3.00%, 12/1/20	2,315,550	2,421
Federal National Mortgage Association, 3.00%, 12/1/21	1,271,617	1,329
Federal National Mortgage Association, 3.00%, 6/1/22	544,045	569
Federal National Mortgage Association, 3.00%, 11/1/22	664,135	695
Federal National Mortgage Association, 6.00%, 8/1/22	225,112	248
Fifth Third Auto Trust, Series 2014-2, Class A4, 1.38%, 12/15/20	500,000	501
Ford Credit Auto Lease Trust, Series 2014-A, Class A3, 0.68%, 4/17/17	260,000	260
Ford Credit Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 6/15/17	220,000	221
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	350,000	351
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	425,000	426
Ford Credit Auto Owner Trust, Series 2014-B, Class A4, 1.42%, 8/15/19	400,000	401

Structured Products (23.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Ford Credit Auto Owner Trust, Series 2011-B, Class B, 2.27%, 1/15/17	200,000	205
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.50%, 1/15/20	575,000	588
Ford Credit Auto Owner Trust, Series 2011-A, Class D, 3.21%, 7/15/17	110,000	113
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	500,000	500
GE Equipment Small Ticket LLC, Series 2014-1A, Class A4, 1.44%, 10/25/21	300,000	302
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3, 0.48%, 11/21/16	1,930,000	1,932
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	150,000	151
Hyundai Auto Receivables Trust, Series 2011-B, Class D, 3.51%, 11/15/17	445,000	461
John Deere Owner Trust, Series 2014-A, Class A3, 0.92%, 4/16/18	600,000	601
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A, 4.158%, 1/12/39 144A	98,788	99
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM, 5.44%, 5/15/45	485,000	526
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 6.057%, 4/15/45	730,000	795
JP Morgan Chase Commerical Mortgage Securities Trust, Series 2007-C1, Class AM, 6.164%, 2/15/51	680,000	748
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29	51,240	51

Structured Products (23.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AM, 5.413%, 9/15/39	400,000	435
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	21,998	22
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 12/16/19	470,000	471
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.457%, 11/12/37	360,000	379
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AM, 5.419%, 8/12/48	350,000	375
Morgan Stanley Capital I Trust, Series 2005-HQ6, Class AJ, 5.073%, 8/13/42	600,000	620
Nissan Auto Lease Trust, Series 2013-A, Class A3, 0.61%, 4/15/16	1,000,000	1,002
Residential Asset Securities Corp., Series 2006-KS4, Class A3, 0.302%, 6/25/36	1,167,133	1,155
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55%, 10/15/18	725,000	729
Santander Drive Auto Receivables Trust, Series 2011-1, Class B, 2.35%, 11/16/15	2,230	2
Santander Drive Auto Receivables Trust, Series 2011-3, Class C, 3.09%, 5/15/17	192,914	195
Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82%, 8/15/17	440,000	449
Toyota Auto Receivables Owners Trust, Series 2014-B, Class A4, 1.31%, 9/16/19	1,500,000	1,503
Trade MAPS, Ltd., Series 2013-1A, Class A, 0.854%, 12/10/18	2,400,000	2,408
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM, 5.339%, 11/15/48	916,000	998

The Accompanying Notes are an Integral Part of the Financial Statements.

74  Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (23.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM, 5.904%, 5/15/43	496,000	534
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.612%, 12/25/34	723,590	742
World Omni Auto Receivables Trust, Series 2013-B, Class A3, 0.83%, 8/15/18	150,000	150

Total Structured Products (Cost: $52,250)		52,478

	Short-Term Investments (4.6%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper (4.6%)

(b)	Alpine Securitization Corp., 0.16%, 8/4/14 144A	1,000,000	1,000
(b)	American Electric Power Co., 0.21%, 7/2/14	1,000,000	1,000
(b)	Atlantic Asset Securitization LLC, 0.06%, 7/1/14 144A	1,000,000	1,000
(b)	Cox Enterprises, Inc., 0.16%, 7/1/14 144A	900,000	900
(b)	Duke Energy Corp., 0.18%, 7/2/14 144A	1,000,000	1,000
(b)	Edison International, 0.22%, 7/1/14 144A	1,000,000	1,000
(b)	Federal Home Loan Bank Disc Corp., 0.06%, 9/26/14	400,000	400

	Short Term Investments (4.6%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper (4.6%)

(b)	General Mills, Inc., 0.15%, 7/11/14 144A	1,000,000	1,000
(b)	Govco LLC, 0.10%, 7/28/14	1,000,000	1,000
(b)	Liberty Street Funding LLC, 0.13%, 7/3/14	750,000	750
(b)	Xcel Energy, Inc., 0.17%, 7/3/14	1,000,000	1,000

	Total		10,050

	Total Short-Term Investments (Cost: $10,050)		10,050

	Total Investments (101.3%) (Cost: $222,312)(a)		223,564

	Other Assets, Less Liabilities (-1.3%)		(2,850)

	Net Assets (100.0%)		220,714

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014 the value of these securities (in thousands) was $14,667 representing 6.7% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $222,312 and the net unrealized appreciation of investments based on that cost was $1,252 which is comprised of $1,422 aggregate gross unrealized appreciation and $170 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2014, $33,737)	282	9/14	$48
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2014, $1,501)	12	9/14	(1)
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2014, $27,029)	123	9/14	(19)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2014, $150)	1	9/14	1

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio  75

Short-Term Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Government & Agency Bonds	$—	$93,877	$—
Municipal Bonds	—	2,203	—
Corporate Bonds	—	64,956	—
Structured Products	—	47,780	4,698
Short-Term Investments	—	10,050	—
Other Financial Instruments^
Futures	49	—	—

Total Assets	$49	$218,866	$4,698

Liabilities:
Other Financial Instruments^
Futures	$(20)	$—	$—

Total Liabilities	$(20)	$—	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

During the period ended June 30, 2014, there were transfers from a Level 3 to a Level 2 in the amount of $421 thousand. The transfers were the result of an increase in the quantity of observable inputs for a security that was previously priced by a third party utilizing a broker quote.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2014. (Amounts in thousands)

Category	Market Value 12/31/13	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value 06/30/14	Net Change in Unrealized Appreciation/ (Depreciation) on Invetments Held at 06/30/14
Structured Products	$5,798	$400	$1,098	$-	$2	$17	$-	$421	$4,698	$18

The following is a summary of signifiant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Category	Market Value 06/30/14 (in thousands)	Valuation Technique	Unobservable Inputs	Range of Input Value(s)
Structured Products	$4,698	Third Party Vendor	Broker Quotes#	100.344 - 100.75

#	Changes to the broker quotes would result in direct and proportional changes in the fair value of the security

The Accompanying Notes are an Integral Part of the Financial Statements.

76  Short-Term Bond Portfolio

Select Bond Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 30% of the Portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. A portion of the Portfolio’s assets may be invested in lower quality debt securities which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purporse keeping with its investment objective. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

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Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,038.37	$1.62
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.61

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Schedule of Investments

June 30, 2014 (unaudited)

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.5%)

BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	740,000	853
Boeing Capital Corp., 2.125%, 8/15/16	745,000	767
General Dynamics Corp., 2.25%, 11/15/22	900,000	850
L-3 Communications Corp., 4.75%, 7/15/20	360,000	394
L-3 Communications Corp., 4.95%, 2/15/21	1,515,000	1,679
L-3 Communications Corp., 5.20%, 10/15/19	950,000	1,069
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,163
Lockheed Martin Corp., 3.35%, 9/15/21	315,000	327
Lockheed Martin Corp., 4.07%, 12/15/42	267,000	258
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	564
Raytheon Co., 3.125%, 10/15/20	1,000,000	1,034

Total		8,958

Autos & Vehicle Parts (0.9%)

American Honda Finance Corp., 2.125%, 2/28/17 144A	1,520,000	1,559
American Honda Finance Corp., 2.125%, 10/10/18	1,250,000	1,270
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	410,000	420
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	125,000	129
Daimler Finance North America LLC, 2.875%, 3/10/21 144A	1,545,000	1,558
Ford Motor Co., 7.45%, 7/16/31	1,180,000	1,578
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	1,500,000	1,532
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,255,000	1,460
Johnson Controls, Inc., 3.625%, 7/2/24	330,000	331
Johnson Controls, Inc., 4.625%, 7/2/44	600,000	601
Johnson Controls, Inc., 4.95%, 7/2/64	600,000	608
Toyota Motor Credit Corp., 1.75%, 5/22/17	1,845,000	1,881
Toyota Motor Credit Corp., 3.30%, 1/12/22	1,800,000	1,861

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Autos & Vehicle Parts continued

Volkswagen International Finance NV, 2.875%, 4/1/16 144A	1,075,000	1,115

Total		15,903

Banking (5.0%)

Ally Financial, Inc., 2.75%, 1/30/17	2,345,000	2,371
American Express Co., 6.15%, 8/28/17	875,000	1,001
American Express Credit Corp., 1.30%, 7/29/16	550,000	555
Australia & New Zealand Banking Group, Ltd., 4.50%, 3/19/24 144A	2,135,000	2,191
Bank of America Corp., 2.60%, 1/15/19	1,060,000	1,072
Bank of America Corp., 3.30%, 1/11/23	1,925,000	1,897
Bank of America Corp., 4.125%, 1/22/24	1,735,000	1,789
Bank of America Corp., 5.00%, 1/21/44	1,735,000	1,841
Bank of America Corp., 5.75%, 12/1/17	985,000	1,111
Bank of Montreal, 2.55%, 11/6/22	1,025,000	992
The Bank of New York Mellon Corp., 3.55%, 9/23/21	1,595,000	1,677
Bank of Nova Scotia, 1.375%, 12/18/17	1,275,000	1,272
Barclays Bank PLC, 3.75%, 5/15/24	1,300,000	1,305
Barclays Bank PLC, 6.05%, 12/4/17 144A	1,290,000	1,463
Blackstone Holdings Finance Co. LLC, 5.00%, 6/15/44 144A	1,390,000	1,434
BNP Paribas SA, 2.40%, 12/12/18	2,510,000	2,532
Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	1,170,000	1,170
Citigroup, Inc., 3.50%, 5/15/23	2,505,000	2,438
Citigroup, Inc., 3.953%, 6/15/16	3,775,000	3,983
Citigroup, Inc., 5.30%, 5/6/44	1,140,000	1,189
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	410,000	434

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Banking continued

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.50%, 1/11/21	325,000	357
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.75%, 12/1/43	1,505,000	1,734
Discover Bank of Greenwood Delaware, 4.25%, 3/13/26	815,000	847
Fifth Third Bank, 4.75%, 2/1/15	1,215,000	1,244
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	2,505,000	2,581
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	1,895,000	2,153
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,115,000	1,279
HSBC Holdings PLC, 4.25%, 3/14/24	230,000	237
HSBC Holdings PLC, 5.10%, 4/5/21	875,000	994
HSBC Holdings PLC, 5.25%, 3/14/44	1,510,000	1,617
HSBC Holdings PLC, 6.80%, 6/1/38	680,000	868
JPMorgan Chase & Co., 3.15%, 7/5/16	6,890,000	7,182
JPMorgan Chase & Co., 3.20%, 1/25/23	1,285,000	1,276
JPMorgan Chase & Co., 5.625%, 8/16/43	1,550,000	1,752
JPMorgan Chase & Co., 6.00%, 1/15/18	720,000	825
KKR Group Finance Co. III LLC, 5.125%, 6/1/44 144A	2,295,000	2,328
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	3,110,000	3,553
Morgan Stanley, 3.75%, 2/25/23	1,410,000	1,434
Morgan Stanley, 3.80%, 4/29/16	1,175,000	1,234
Morgan Stanley, 3.875%, 4/29/24	620,000	628
Morgan Stanley, 4.10%, 5/22/23	640,000	649
Morgan Stanley, 4.75%, 3/22/17	1,830,000	1,992
Nordea Bank AB, 4.875%, 1/27/20 144A	440,000	495
The Northern Trust Co., 5.85%, 11/9/17 144A	250,000	285

The Accompanying Notes are an Integral Part of the Financial Statements.

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	Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

	Banking continued

	People’s United Bank, 4.00%, 7/15/24	1,290,000	1,294
	PNC Bank NA, 2.95%, 1/30/23	2,280,000	2,231
	PNC Bank NA, 3.80%, 7/25/23	1,250,000	1,295
	Royal Bank of Canada, 1.45%, 9/9/16	1,230,000	1,246
	Royal Bank of Canada, 2.20%, 7/27/18	1,250,000	1,276
	The Royal Bank of Scotland PLC, 5.625%, 8/24/20	765,000	877
	Standard Chartered PLC, 3.20%, 5/12/16 144A	960,000	1,000
	Standard Chartered PLC, 5.20%, 1/26/24 144A	1,260,000	1,344
	State Street Corp., 2.875%, 3/7/16	585,000	607
	SunTrust Bank/Atlanta GA, 2.75%, 5/1/23	845,000	811
	SunTrust Banks, Inc., 6.00%, 9/11/17	570,000	646
	The Toronto-Dominion Bank, 2.625%, 9/10/18	1,230,000	1,270
	U.S. Bancorp, 3.442%, 2/1/16	1,065,000	1,109
(d)	Washington Mutual Bank, 6.75%, 5/20/36	520,000	—
(d)	Washington Mutual Bank, 6.875%, 6/15/11	505,000	—
	Wells Fargo & Co., 3.45%, 2/13/23	1,635,000	1,627
	Wells Fargo & Co., 4.10%, 6/3/26	2,205,000	2,233
	Wells Fargo & Co., 4.60%, 4/1/21	1,085,000	1,207

	Total		91,334

	Basic Materials (0.2%)

	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	1,430,000	1,650
	Georgia-Pacific LLC, 7.75%, 11/15/29	90,000	124
	International Paper Co., 4.80%, 6/15/44	1,260,000	1,270

	Total		3,044

	Builders & Building Materials (0.2%)

	Lennar Corp., 4.50%, 6/15/19	710,000	727
	M.D.C. Holdings, Inc., 5.50%, 1/15/24	2,520,000	2,619

	Total		3,346

	Capital Goods (0.4%)

	Caterpillar Financial Services Corp., 1.625%, 6/1/17	855,000	869

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Capital Goods continued

Caterpillar Financial Services Corp., 2.45%, 9/6/18	1,250,000	1,286
Caterpillar, Inc., 3.803%, 8/15/42	710,000	658
Deere & Co., 2.60%, 6/8/22	1,200,000	1,173
John Deere Capital Corp., 0.70%, 9/4/15	900,000	903
John Deere Capital Corp., 1.20%, 10/10/17	615,000	613
John Deere Capital Corp., 2.25%, 4/17/19	690,000	698
John Deere Capital Corp., 2.80%, 1/27/23	925,000	911

Total		7,111

Chemicals (0.5%)

Celanese US Holdings LLC, 4.625%, 11/15/22	625,000	628
E.I. du Pont de Nemours & Co., 3.625%, 1/15/21	1,500,000	1,587
Eastman Chemical Co., 7.25%, 1/15/24	110,000	135
LYB International Finance BV, 4.875%, 3/15/44	1,030,000	1,074
LyondellBasell Industries NV, 5.00%, 4/15/19	475,000	536
LyondellBasell Industries NV, 6.00%, 11/15/21	605,000	723
Monsanto Co., 2.75%, 7/15/21	945,000	944
Monsanto Co., 4.20%, 7/15/34	945,000	954
Monsanto Co., 5.125%, 4/15/18	55,000	62
The Mosaic Co., 4.25%, 11/15/23	535,000	565
The Mosaic Co., 5.45%, 11/15/33	935,000	1,048
Praxair, Inc., 3.55%, 11/7/42	1,250,000	1,141

Total		9,397

Conglomerate & Diversified Manufacturing (0.5%)

Amsted Industries, Inc., 5.00%, 3/15/22 144A	1,250,000	1,250
Eaton Corp., 2.75%, 11/2/22	2,700,000	2,614
Honeywell International, Inc., 4.25%, 3/1/21	1,000,000	1,108
Ingersoll-Rand Global Holding Co., 2.875%, 1/15/19	300,000	308
Ingersoll-Rand Global Holding Co., 4.25%, 6/15/23	310,000	326
Roper Industries, Inc., 3.125%, 11/15/22	990,000	967
United Technologies Corp., 3.10%, 6/1/22	1,620,000	1,641

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Conglomerate & Diversified Manufacturing continued

United Technologies Corp., 4.50%, 6/1/42	750,000	786

Total		9,000

Consumer Products & Retailing (2.0%)

Costco Wholesale Corp., 1.70%, 12/15/19	2,210,000	2,177
CVS Caremark Corp., 5.30%, 12/5/43	330,000	373
CVS Caremark Corp., 6.25%, 6/1/27	1,475,000	1,828
CVS Pass-Through Trust, 6.036%, 12/10/28	763,867	879
Delhaize Group SA, 4.125%, 4/10/19	1,140,000	1,197
The Home Depot, Inc., 2.00%, 6/15/19	250,000	250
The Home Depot, Inc., 2.25%, 9/10/18	2,190,000	2,241
The Home Depot, Inc., 3.75%, 2/15/24	940,000	983
The Home Depot, Inc., 4.40%, 4/1/21	250,000	280
The Home Depot, Inc., 5.875%, 12/16/36	585,000	724
The Kroger Co., 4.00%, 2/1/24	705,000	731
The Kroger Co., 7.50%, 4/1/31	735,000	969
Limited Brands, Inc., 5.625%, 2/15/22	1,200,000	1,299
Lowe’s Cos., Inc., 3.80%, 11/15/21	200,000	213
Lowe’s Cos., Inc., 3.875%, 9/15/23	1,230,000	1,297
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	2,510,000	2,660
Nordstrom, Inc., 6.25%, 1/15/18	330,000	381
The Procter & Gamble Co., 2.30%, 2/6/22	1,550,000	1,514
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	561
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/18 144A	1,000,000	1,009
SC Johnson & Son, Inc., 4.00%, 5/15/43 144A	560,000	542
Signet UK Finance PLC, 4.70%, 6/15/24	2,520,000	2,561
Target Corp., 2.30%, 6/26/19	465,000	468
Target Corp., 2.90%, 1/15/22	1,000,000	1,004
Target Corp., 3.50%, 7/1/24	630,000	637
The TJX Cos., Inc., 2.50%, 5/15/23	665,000	632
The TJX Cos., Inc., 2.75%, 6/15/21	605,000	605

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued

Unilever Capital Corp., 2.20%, 3/6/19	1,875,000	1,902
Unilever Capital Corp., 4.25%, 2/10/21	1,000,000	1,102
Wal-Mart Stores, Inc., 1.95%, 12/15/18	615,000	621
Wal-Mart Stores, Inc., 2.80%, 4/15/16	450,000	468
Wal-Mart Stores, Inc., 3.25%, 10/25/20	735,000	772
Wal-Mart Stores, Inc., 3.625%, 7/8/20	390,000	419
Wal-Mart Stores, Inc., 4.30%, 4/22/44	1,260,000	1,273
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,230,000	1,485

Total		36,057

Electric Utilities (2.9%)

AEP Texas Central Co., 6.65%, 2/15/33	575,000	744
Alabama Power Co., 3.95%, 6/1/21	1,170,000	1,254
Appalachian Power Co., 4.60%, 3/30/21	590,000	658
Arizona Public Service Co., 5.05%, 9/1/41	535,000	603
Arizona Public Service Co., 8.75%, 3/1/19	115,000	148
Bruce Mansfield Unit, 6.85%, 6/1/34	337,341	370
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	439
Commonwealth Edison Co., 4.00%, 8/1/20	565,000	610
Commonwealth Edison Co., 4.70%, 1/15/44	575,000	628
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	122
Commonwealth Edison Co., 6.15%, 9/15/17	140,000	161
Connecticut Light & Power Co., 5.65%, 5/1/18	160,000	181
Constellation Energy Group, Inc., 5.15%, 12/1/20	270,000	304
Consumers Energy Co., 3.375%, 8/15/23	390,000	401
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	1,101
The Dayton Power & Light Co., 1.875%, 9/15/16 144A	1,150,000	1,169
The Detroit Edison Co., 3.45%, 10/1/20	635,000	667
The Detroit Edison Co., 5.45%, 2/15/35	105,000	120
Dominion Resources, Inc., 1.40%, 9/15/17	1,250,000	1,248

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued

DTE Energy Co., 6.375%, 4/15/33	415,000	525
Duke Energy Corp., 3.75%, 4/15/24	1,090,000	1,120
Duke Energy Corp., 6.25%, 6/15/18	50,000	58
Duke Energy Ohio, Inc., 3.80%, 9/1/23	225,000	238
Duke Energy Progress, Inc., 2.80%, 5/15/22	910,000	905
Duke Energy Progress, Inc., 4.10%, 3/15/43	1,900,000	1,875
Entergy Corp., 5.125%, 9/15/20	1,310,000	1,454
Entergy Gulf States Louisiana LLC, 3.78%, 4/1/25	1,260,000	1,267
Entergy Louisiana LLC, 3.78%, 4/1/25	1,260,000	1,267
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	681
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,305
FirstEnergy Corp., 4.25%, 3/15/23	1,255,000	1,250
Jersey Central Power & Light Co., 4.70%, 4/1/24 144A	870,000	931
MidAmerican Energy Co., 2.40%, 3/15/19	1,230,000	1,253
Mississippi Power Co., 4.75%, 10/15/41	970,000	988
Monongahela Power Co., 5.40%, 12/15/43 144A	640,000	732
Nevada Power Co., 5.95%, 3/15/16	165,000	179
NextEra Energy Capital Holdings, Inc., 4.50%, 6/1/21	2,105,000	2,298
Northeast Utilities, 2.80%, 5/1/23	895,000	862
Northeast Utilities, 4.50%, 11/15/19	55,000	60
Northern States Power Co./MN, 2.60%, 5/15/23	1,255,000	1,211
NV Energy, Inc., 6.25%, 11/15/20	535,000	631
Ohio Edison Co., 6.875%, 7/15/36	130,000	168
Ohio Power Co., 5.375%, 10/1/21	600,000	700
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,750,000	1,844
Pacific Gas & Electric Co., 3.85%, 11/15/23	330,000	344
Pacific Gas & Electric Co., 5.125%, 11/15/43	690,000	773
Pacific Gas & Electric Co., 5.625%, 11/30/17	300,000	339
PacifiCorp., 3.85%, 6/15/21	1,170,000	1,256

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued

Peco Energy Co., 1.20%, 10/15/16	655,000	661
Peco Energy Co., 2.375%, 9/15/22	785,000	754
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	229
PPL Capital Funding, Inc., 4.20%, 6/15/22	670,000	716
PPL Capital Funding, Inc., 4.70%, 6/1/43	940,000	964
Public Service Co. of Colorado, 2.50%, 3/15/23	635,000	609
Public Service Co. of Colorado, 3.20%, 11/15/20	785,000	811
Public Service Co. of New Mexico, 5.35%, 10/1/21	650,000	713
Public Service Electric & Gas Co., 2.30%, 9/15/18	1,230,000	1,260
Public Service Electric & Gas Co., 3.50%, 8/15/20	685,000	726
Public Service Electric & Gas Co., 3.65%, 9/1/42	535,000	490
Puget Energy, Inc., 5.625%, 7/15/22	625,000	726
Puget Sound Energy, Inc., 6.274%, 3/15/37	370,000	486
San Diego Gas & Electric Co., 3.60%, 9/1/23	860,000	900
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	220
Southern California Edison Co., 3.50%, 10/1/23	1,080,000	1,120
Southern Electric Generating Co., 2.20%, 12/1/18 144A	1,065,000	1,073
Tampa Electric Co., 5.40%, 5/15/21	95,000	110
Union Electric Co., 3.90%, 9/15/42	715,000	692
Union Electric Co., 6.40%, 6/15/17	140,000	159
Union Electric Co., 6.70%, 2/1/19	195,000	234
Virginia Electric & Power Co., 3.45%, 9/1/22	945,000	990
Virginia Electric & Power Co., 5.40%, 4/30/18	60,000	68

Total		52,153

Energy (1.3%)

Anadarko Petroleum Corp., 6.20%, 3/15/40	1,245,000	1,570
Anadarko Petroleum Corp., 6.375%, 9/15/17	1,140,000	1,313
Apache Corp., 3.25%, 4/15/22	1,000,000	1,029
Apache Corp., 4.75%, 4/15/43	605,000	634

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued

Canadian Natural Resources, Ltd., 5.70%, 5/15/17	595,000	666
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	164
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	319
Cimarex Energy Co., 4.375%, 6/1/24	580,000	591
ConocoPhillips, 6.00%, 1/15/20	2,345,000	2,790
Continental Resources, Inc., 3.80%, 6/1/24 144A	940,000	950
Devon Energy Corp., 1.875%, 5/15/17	595,000	605
Devon Energy Corp., 3.25%, 5/15/22	910,000	917
Encana Corp., 3.90%, 11/15/21	795,000	840
Encana Corp., 6.50%, 2/1/38	325,000	408
EOG Resources, Inc., 4.40%, 6/1/20	340,000	376
Hess Corp., 3.50%, 7/15/24	825,000	827
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/1/24 144A	630,000	630
Marathon Oil Corp., 6.60%, 10/1/37	130,000	168
National Oilwell Varco, Inc., 1.35%, 12/1/17	195,000	195
National Oilwell Varco, Inc., 2.60%, 12/1/22	685,000	660
Noble Energy, Inc., 4.15%, 12/15/21	305,000	328
Noble Energy, Inc., 5.25%, 11/15/43	1,245,000	1,372
Noble Energy, Inc., 6.00%, 3/1/41	425,000	511
Occidental Petroleum Corp., 4.125%, 6/1/16	385,000	410
Petrohawk Energy Corp., 6.25%, 6/1/19	1,260,000	1,361
Rowan Cos., 5.85%, 1/15/44	1,020,000	1,101
Sempra Energy, 2.875%, 10/1/22	510,000	500
Sempra Energy, 6.15%, 6/15/18	215,000	250
Talisman Energy, Inc., 3.75%, 2/1/21	1,055,000	1,091
Transocean, Inc., 6.375%, 12/15/21	960,000	1,111
Weatherford International, Ltd., 5.95%, 4/15/42	600,000	680

Total		24,367

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Entertainment (0.5%)

Activision Blizzard, Inc., 5.625%, 9/15/21 144A	940,000	1,013
Historic TW, Inc., 6.625%, 5/15/29	880,000	1,121
Historic TW, Inc., 6.875%, 6/15/18	180,000	215
Time Warner, Inc., 2.10%, 6/1/19	940,000	935
Time Warner, Inc., 3.55%, 6/1/24	940,000	933
Time Warner, Inc., 5.35%, 12/15/43	1,300,000	1,414
Viacom, Inc., 3.875%, 4/1/24	520,000	529
Viacom, Inc., 4.25%, 9/1/23	735,000	771
Viacom, Inc., 5.85%, 9/1/43	625,000	718
The Walt Disney Co., 2.55%, 2/15/22	1,000,000	984

Total		8,633

Finance (0.4%)

General Electric Capital Corp., 3.45%, 5/15/24	1,760,000	1,766
General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	4,165
General Electric Capital Corp./LJ VP Holdings LLC, 3.80%, 6/18/19 144A	1,550,000	1,647

Total		7,578

Food & Beverage (1.6%)

Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	200,000	241
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,575,000	1,509
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	1,180,000	1,362
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,260,000	1,928
Archer-Daniels-Midland Co., 4.479%, 3/1/21	335,000	372
The Coca-Cola Co., 2.50%, 4/1/23	1,200,000	1,160
The Coca-Cola Co., 3.15%, 11/15/20	2,420,000	2,541
Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	1,220,000	1,235
Coca-Cola Femsa SAB de CV, 3.875%, 11/26/23	610,000	627
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	835,000	927
ConAgra Foods, Inc., 1.90%, 1/25/18	580,000	581
ConAgra Foods, Inc., 3.20%, 1/25/23	635,000	612

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued

Diageo Capital PLC, 1.125%, 4/29/18	935,000	917
Diageo Capital PLC, 2.625%, 4/29/23	1,155,000	1,107
General Mills, Inc., 3.15%, 12/15/21	900,000	919
Heineken NV, 1.40%, 10/1/17 144A	430,000	430
Heineken NV, 2.75%, 4/1/23 144A	645,000	616
Kellogg Co., 3.25%, 5/21/18	375,000	395
Kraft Foods Group, Inc., 2.25%, 6/5/17	285,000	293
Kraft Foods Group, Inc., 3.50%, 6/6/22	250,000	257
Kraft Foods Group, Inc., 5.375%, 2/10/20	230,000	262
Kraft Foods Group, Inc., 6.125%, 8/23/18	750,000	870
Mead Johnson Nutrition Co., 4.60%, 6/1/44	315,000	317
Mead Johnson Nutrition Co., 4.90%, 11/1/19	960,000	1,067
Mondelez International, Inc., 4.00%, 2/1/24	1,885,000	1,952
Mondelez International, Inc., 6.50%, 2/9/40	1,029,000	1,318
PepsiCo, Inc., 2.75%, 3/5/22	1,000,000	991
PepsiCo, Inc., 7.90%, 11/1/18	345,000	429
Pernod-Ricard SA, 5.75%, 4/7/21 144A	840,000	966
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	920,000	953
TreeHouse Foods, Inc., 4.875%, 3/15/22	310,000	318
WM Wrigley Jr. Co., 1.40%, 10/21/16 144A	180,000	181
WM Wrigley Jr. Co., 2.00%, 10/20/17 144A	240,000	243
WM Wrigley Jr. Co., 2.40%, 10/21/18 144A	200,000	203
WM Wrigley Jr. Co., 2.90%, 10/21/19 144A	475,000	487
WM Wrigley Jr. Co., 3.375%, 10/21/20 144A	305,000	316

Total		28,902

Foreign Agencies (0.2%)

Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	236
Statoil ASA, 2.45%, 1/17/23	1,900,000	1,824
Statoil ASA, 2.90%, 11/8/20	1,865,000	1,917

Total		3,977

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Healthcare (0.5%)

Express Scripts Holding Co., 2.25%, 6/15/19	515,000	513
Express Scripts Holding Co., 2.65%, 2/15/17	545,000	566
Express Scripts Holding Co., 3.50%, 11/15/16	900,000	955
Express Scripts Holding Co., 3.50%, 6/15/24	510,000	505
Express Scripts Holding Co., 3.90%, 2/15/22	285,000	298
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	620,000	676
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	465,000	514
McKesson Corp., 2.284%, 3/15/19	515,000	517
McKesson Corp., 2.85%, 3/15/23	430,000	415
Medco Health Solutions, Inc., 7.125%, 3/15/18	1,050,000	1,240
Tenet Healthcare Corp., 4.375%, 10/1/21	1,255,000	1,247
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	405,000	407
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	325,000	328
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	360,000	376
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	235,000	261

Total		8,818

Insurance (1.2%)

Aetna, Inc., 1.50%, 11/15/17	140,000	140
Aetna, Inc., 2.75%, 11/15/22	395,000	382
American International Group, Inc., 3.375%, 8/15/20	2,280,000	2,369
American International Group, Inc., 4.875%, 6/1/22	1,590,000	1,770
Aon PLC, 4.60%, 6/14/44	695,000	695
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	1,250,000	1,257
The Hartford Financial Services Group, Inc., 4.30%, 4/15/43	250,000	241
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	395,000	404
Marsh & McLennan Cos., Inc., 3.50%, 6/3/24	1,050,000	1,048
Marsh & McLennan Cos., Inc., 4.80%, 7/15/21	125,000	139
MassMutual Global Funding II, 2.30%, 9/28/15 144A	1,250,000	1,277

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Insurance continued

MetLife, Inc., 4.368%, 9/15/23	825,000	885
MetLife, Inc., 4.875%, 11/13/43	315,000	341
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	1,340,000	1,426
New York Life Global Funding, 2.45%, 7/14/16 144A	1,140,000	1,178
Prudential Financial, Inc., 3.50%, 5/15/24	2,190,000	2,183
Prudential Financial, Inc., 5.375%, 6/21/20	420,000	481
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	170
Prudential Financial, Inc., 6.20%, 11/15/40	1,662,000	2,081
UnitedHealth Group, Inc., 1.40%, 10/15/17	180,000	181
UnitedHealth Group, Inc., 2.75%, 2/15/23	210,000	203
UnitedHealth Group, Inc., 2.875%, 3/15/22	210,000	209
UnitedHealth Group, Inc., 3.95%, 10/15/42	90,000	84
UnitedHealth Group, Inc., 4.70%, 2/15/21	595,000	663
WellPoint, Inc., 3.125%, 5/15/22	105,000	105
WellPoint, Inc., 3.30%, 1/15/23	1,090,000	1,089
WellPoint, Inc., 3.70%, 8/15/21	45,000	47
WellPoint, Inc., 4.35%, 8/15/20	20,000	22

Total		21,070

Media (1.4%)

21st Century Fox America, Inc., 3.00%, 9/15/22	730,000	719
21st Century Fox America, Inc., 4.00%, 10/1/23	565,000	589
21st Century Fox America, Inc., 5.40%, 10/1/43	1,515,000	1,690
21st Century Fox America, Inc., 6.90%, 8/15/39	170,000	222
CBS Corp., 3.375%, 3/1/22	140,000	140
Comcast Corp., 2.85%, 1/15/23	2,725,000	2,704
Comcast Corp., 4.50%, 1/15/43	1,095,000	1,116
Comcast Corp., 4.65%, 7/15/42	1,095,000	1,135
Comcast Corp., 5.875%, 2/15/18	800,000	922
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	1,215,000	1,255

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Media continued

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 4/1/24	1,890,000	2,004
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	150,000	164
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	605,000	635
Discovery Communications LLC, 3.25%, 4/1/23	70,000	69
Discovery Communications LLC, 4.875%, 4/1/43	180,000	182
Discovery Communications LLC, 4.95%, 5/15/42	20,000	20
Discovery Communications LLC, 5.05%, 6/1/20	326,000	366
Inmarsat Finance PLC, 4.875%, 5/15/22 144A	1,581,000	1,597
NBCUniversal Media LLC, 4.45%, 1/15/43	1,095,000	1,099
NBCUniversal Media LLC, 6.40%, 4/30/40	695,000	891
Outerwall, Inc., 5.875%, 6/15/21 144A	2,205,000	2,222
SES Global Americas Holdings GP, 2.50%, 3/25/19 144A	630,000	635
SES Global Americas Holdings GP, 5.30%, 3/25/44 144A	630,000	672
Time Warner Cable, Inc., 4.00%, 9/1/21	1,260,000	1,346
Time Warner Cable, Inc., 4.50%, 9/15/42	1,855,000	1,806
Time Warner Cable, Inc., 5.875%, 11/15/40	465,000	542

Total		24,742

Metals & Mining (0.6%)

Barrick North America Finance LLC, 4.40%, 5/30/21	820,000	858
Barrick North America Finance LLC, 6.80%, 9/15/18	375,000	440
BHP Billiton Finance USA, Ltd., 3.85%, 9/30/23	2,065,000	2,166
FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22 144A	1,875,000	2,011
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43	1,705,000	1,769

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued

Goldcorp, Inc., 3.70%, 3/15/23	200,000	197
Newmont Mining Corp., 3.50%, 3/15/22	305,000	294
Newmont Mining Corp., 6.25%, 10/1/39	145,000	152
Plains Exploration & Production Co., 6.125%, 6/15/19	550,000	608
Plains Exploration & Production Co., 6.50%, 11/15/20	385,000	430
Plains Exploration & Production Co., 6.75%, 2/1/22	685,000	778
Plains Exploration & Production Co., 6.875%, 2/15/23	550,000	643
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	900,000	967
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	225,000	295
Teck Resources, Ltd., 3.00%, 3/1/19	170,000	174

Total		11,782

Oil & Gas (1.0%)

BP Capital Markets PLC, 1.846%, 5/5/17	1,230,000	1,256
BP Capital Markets PLC, 2.50%, 11/6/22	2,155,000	2,057
BP Capital Markets PLC, 4.50%, 10/1/20	295,000	326
BP Capital Markets PLC, 4.75%, 3/10/19	1,936,000	2,171
Cenovus Energy, Inc., 4.45%, 9/15/42	1,255,000	1,243
Chevron Corp., 1.718%, 6/24/18	620,000	625
Chevron Corp., 2.427%, 6/24/20	300,000	304
Chevron Corp., 3.191%, 6/24/23	930,000	945
Husky Energy, Inc., 3.95%, 4/15/22	1,355,000	1,433
Husky Energy, Inc., 7.25%, 12/15/19	195,000	242
Petro-Canada, 6.05%, 5/15/18	480,000	556
Shell International Finance BV, 1.90%, 8/10/18	930,000	941
Shell International Finance BV, 4.30%, 9/22/19	2,303,000	2,560
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	279
Total Capital International SA, 1.50%, 2/17/17	480,000	488
Total Capital SA, 2.125%, 8/10/18	930,000	945

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Oil & Gas continued

Total Capital SA, 4.45%, 6/24/20	1,440,000	1,606

Total		17,977

Pharmaceuticals (1.4%)

AbbVie, Inc., 1.75%, 11/6/17	540,000	543
AbbVie, Inc., 2.90%, 11/6/22	2,305,000	2,229
Actavis Funding SCS, 3.85%, 6/15/24 144A	440,000	445
Actavis Funding SCS, 4.85%, 6/15/44 144A	710,000	717
Actavis, Inc., 1.875%, 10/1/17	135,000	136
Actavis, Inc., 3.25%, 10/1/22	360,000	354
Amgen, Inc., 3.875%, 11/15/21	1,500,000	1,583
Celgene Corp., 2.25%, 5/15/19	425,000	426
Celgene Corp., 3.625%, 5/15/24	630,000	631
Celgene Corp., 4.625%, 5/15/44	625,000	626
Forest Laboratories, Inc., 5.00%, 12/15/21 144A	940,000	1,030
Gilead Sciences, Inc., 2.05%, 4/1/19	445,000	445
Gilead Sciences, Inc., 3.70%, 4/1/24	930,000	954
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	550
Merck & Co., Inc., 2.80%, 5/18/23	625,000	611
Merck & Co., Inc., 3.875%, 1/15/21	2,145,000	2,314
Merck & Co., Inc., 4.75%, 3/1/15	500,000	515
Merck & Co., Inc., 5.75%, 11/15/36	250,000	303
Merck & Co., Inc., 6.40%, 3/1/28	125,000	161
Mylan, Inc., 3.125%, 1/15/23 144A	830,000	798
Mylan, Inc., 5.40%, 11/29/43	1,070,000	1,152
The Novartis Capital Corp., 2.40%, 9/21/22	1,860,000	1,792
The Novartis Capital Corp., 3.40%, 5/6/24	1,260,000	1,276
Perrigo Co., PLC, 2.30%, 11/8/18 144A	315,000	315
Perrigo Co., PLC, 4.00%, 11/15/23 144A	920,000	935
Pfizer, Inc., 2.10%, 5/15/19	630,000	633
Pfizer, Inc., 3.40%, 5/15/24	630,000	640
Roche Holdings, Inc., 6.00%, 3/1/19 144A	408,000	479

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued

Sanofi-Aventis SA, 2.625%, 3/29/16	1,750,000	1,812
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	1,045,000	1,022
Wyeth LLC, 5.50%, 2/15/16	35,000	38

Total		25,465

Pipelines (1.5%)

CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	137
El Paso LLC, 7.00%, 6/15/17	420,000	474
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	500,000	467
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	2,660,000	2,908
Enbridge, Inc., 4.00%, 10/1/23	1,230,000	1,280
Energy Transfer Partners LP, 4.15%, 10/1/20	840,000	888
Energy Transfer Partners LP, 4.65%, 6/1/21	460,000	496
Energy Transfer Partners LP, 6.70%, 7/1/18	440,000	515
Enterprise Products Operating LLC, 3.90%, 2/15/24	2,145,000	2,219
Kinder Morgan Energy Partners LP, 3.50%, 3/1/21	1,055,000	1,070
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	1,150,000	1,347
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	235
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	1,430,000	1,562
Magellan Midstream Partners LP, 5.15%, 10/15/43	610,000	668
Magellan Midstream Partners LP, 6.55%, 7/15/19	445,000	529
NiSource Finance Corp., 5.80%, 2/1/42	1,530,000	1,753
NiSource Finance Corp., 6.125%, 3/1/22	250,000	296
Oneok Partners LP, 5.00%, 9/15/23	615,000	679
Oneok Partners LP, 6.20%, 9/15/43	695,000	831
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	220,000	257

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued

Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/1/22	625,000	679
Spectra Energy Partners LP, 4.75%, 3/15/24	1,415,000	1,533
Sunoco Logistics Partners Operations LP, 4.25%, 4/1/24	295,000	304
Sunoco Logistics Partners Operations LP, 5.30%, 4/1/44	1,540,000	1,620
Western Gas Partners LP, 5.45%, 4/1/44	1,265,000	1,393
The Williams Companies, Inc., 5.75%, 6/24/44	1,890,000	1,906
Williams Partners LP, 3.35%, 8/15/22	235,000	233
Williams Partners LP, 4.00%, 11/15/21	225,000	235
Williams Partners LP, 4.125%, 11/15/20	90,000	96
Williams Partners LP, 5.40%, 3/4/44	1,045,000	1,121
Williams Partners LP, 5.80%, 11/15/43	190,000	215

Total		27,946

Real Estate Investment Trusts (1.6%)

ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, 2/6/19 144A	945,000	949
AvalonBay Communities, Inc., 2.85%, 3/15/23	350,000	336
Boston Properties LP, 3.125%, 9/1/23	320,000	311
Boston Properties LP, 3.80%, 2/1/24	625,000	632
CBL & Associates LP, 5.25%, 12/1/23	1,675,000	1,786
Corporate Office Properties LP, 3.60%, 5/15/23	1,285,000	1,229
Corporate Office Properties LP, 3.70%, 6/15/21	1,175,000	1,174
Corporate Office Properties LP, 5.25%, 2/15/24	1,230,000	1,318
DDR Corp., 4.625%, 7/15/22	355,000	380
DDR Corp., 4.75%, 4/15/18	880,000	958
Duke Realty LP, 3.875%, 2/15/21	1,875,000	1,948
Duke Realty LP, 6.50%, 1/15/18	1,000,000	1,143
ERP Operating LP, 4.50%, 7/1/44	1,260,000	1,264
Essex Portfolio LP, 3.375%, 1/15/23 144A	925,000	912

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued

Essex Portfolio LP, 3.625%, 8/15/22	1,885,000	1,902
Essex Portfolio LP, 5.20%, 3/15/21 144A	810,000	906
HCP, Inc., 4.20%, 3/1/24	210,000	217
HCP, Inc., 4.25%, 11/15/23	885,000	920
Health Care REIT, Inc., 5.25%, 1/15/22	415,000	465
National Retail Properties, Inc., 3.90%, 6/15/24	610,000	614
Piedmont Operating Partnership LP, 3.40%, 6/1/23	2,085,000	1,982
Piedmont Operating Partnership LP, 4.45%, 3/15/24	1,125,000	1,152
Realty Income Corp., 4.65%, 8/1/23	1,145,000	1,229
Regency Centers LP, 3.75%, 6/15/24	355,000	356
Simon Property Group LP, 3.375%, 3/15/22	1,200,000	1,236
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	250,000	266
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	165,000	181
Vornado Realty LP, 2.50%, 6/30/19	1,400,000	1,402
WEA Finance LLC, 7.125%, 4/15/18 144A	305,000	371
WP Carey, Inc., 4.60%, 4/1/24	1,895,000	1,969

Total		29,508

Services (0.2%)

QVC, Inc., 3.125%, 4/1/19	290,000	295
QVC, Inc., 4.85%, 4/1/24	655,000	685
Republic Services, Inc., 5.25%, 11/15/21	515,000	587
Waste Management, Inc., 2.90%, 9/15/22	740,000	725
Waste Management, Inc., 4.60%, 3/1/21	655,000	724

Total		3,016

Technology (0.9%)

Apple, Inc., 1.00%, 5/3/18	990,000	968
Cisco Systems, Inc., 2.125%, 3/1/19	1,890,000	1,905
Fidelity National Information Services, Inc., 3.50%, 4/15/23	635,000	625
Fidelity National Information Services, Inc., 5.00%, 3/15/22	1,500,000	1,577
Hewlett-Packard Co., 2.75%, 1/14/19	1,260,000	1,292

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Technology continued

Hewlett-Packard Co., 4.65%, 12/9/21	625,000	682
International Business Machines Corp., 1.95%, 7/22/16	540,000	554
International Business Machines Corp., 2.00%, 1/5/16	980,000	1,003
Micron Technology, Inc., 5.875%, 2/15/22 144A	560,000	600
Microsoft Corp., 0.875%, 11/15/17	340,000	337
Microsoft Corp., 3.625%, 12/15/23	810,000	847
NCR Corp., 4.625%, 2/15/21	750,000	755
NCR Corp., 5.875%, 12/15/21 144A	250,000	264
Oracle Corp., 2.375%, 1/15/19	1,575,000	1,601
Oracle Corp., 2.50%, 10/15/22	900,000	861
Oracle Corp., 3.40%, 7/8/24	630,000	629
Oracle Corp., 4.50%, 7/8/44	630,000	630
Xerox Corp., 4.25%, 2/15/15	400,000	409

Total		15,539

Telecommunications (1.6%)

America Movil SAB de CV, 2.375%, 9/8/16	705,000	725
America Movil SAB de CV, 5.00%, 3/30/20	780,000	865
American Tower Corp., 5.00%, 2/15/24	2,245,000	2,438
AT&T, Inc., 2.625%, 12/1/22	1,875,000	1,797
AT&T, Inc., 2.95%, 5/15/16	1,310,000	1,362
AT&T, Inc., 3.00%, 2/15/22	1,000,000	995
AT&T, Inc., 4.80%, 6/15/44	1,260,000	1,286
AT&T, Inc., 5.55%, 8/15/41	1,260,000	1,413
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	880,000	883
CenturyLink, Inc., 5.15%, 6/15/17	665,000	718
Qwest Corp., 6.50%, 6/1/17	920,000	1,046
Rogers Communications, Inc., 4.10%, 10/1/23	385,000	401
Rogers Communications, Inc., 5.45%, 10/1/43	685,000	757
Sprint Communications, Inc., 6.00%, 11/15/22	935,000	954

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued

Telefonica Emisiones SAU, 3.729%, 4/27/15	855,000	876
T-Mobile USA, Inc., 6.542%, 4/28/20	625,000	675
T-Mobile USA, Inc., 6.633%, 4/28/21	470,000	509
T-Mobile USA, Inc., 6.731%, 4/28/22	220,000	237
T-Mobile USA, Inc., 6.836%, 4/28/23	190,000	207
Verizon Communications, Inc., 2.45%, 11/1/22	1,250,000	1,173
Verizon Communications, Inc., 4.50%, 9/15/20	1,875,000	2,062
Verizon Communications, Inc., 5.15%, 9/15/23	940,000	1,052
Verizon Communications, Inc., 6.25%, 4/1/37	425,000	516
Verizon Communications, Inc., 6.35%, 4/1/19	1,180,000	1,395
Verizon Communications, Inc., 6.40%, 9/15/33	1,805,000	2,211
Verizon Communications, Inc., 6.55%, 9/15/43	1,860,000	2,341

Total		28,894

Transportation (0.5%)

Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	1,950,000	1,960
Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	685,000	683
Burlington Northern Santa Fe LLC, 4.90%, 4/1/44	575,000	615
Canadian National Railway Co., 5.85%, 11/15/17	120,000	137
CSX Corp., 3.70%, 10/30/20	115,000	122
CSX Corp., 3.70%, 11/1/23	530,000	546
CSX Corp., 4.25%, 6/1/21	315,000	344
CSX Corp., 5.60%, 5/1/17	725,000	809
FedEx Corp., 4.90%, 1/15/34	735,000	789
FedEx Corp., 5.10%, 1/15/44	515,000	557
Norfolk Southern Corp., 2.903%, 2/15/23	1,099,000	1,070
Union Pacific Corp., 2.25%, 2/15/19	420,000	427
Union Pacific Corp., 4.30%, 6/15/42	1,255,000	1,269

Total		9,328

Total Corporate Bonds (Cost: $509,753)		533,845

	Governments (29.6%)	Shares/ $ Par	Value $ (000’s)

	Governments (29.6%)

(b)	Federal Home Loan Mortgage Corp., 4.375%, 7/17/15	8,770,000	9,153
	Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,330
(b)	US Department of Housing & Urban Development, 6.17%, 8/1/14	410,000	410
(g)	US Treasury, 0.25%, 12/31/15	226,280,000	226,298
(b)	US Treasury, 0.375%, 3/31/16	103,845,000	103,865
(g)	US Treasury, 1.625%, 3/31/19	110,585,000	110,905
(b)	US Treasury, 1.625%, 6/30/19	8,380,000	8,380
(g)	US Treasury, 2.50%, 5/15/24	14,400,000	14,380
	US Treasury, 2.875%, 5/15/43	34,550,000	31,570
	US Treasury Stripped, 0.00%, 5/15/34	53,670,000	27,394

	Total Governments (Cost: $530,637)		534,685

	Municipal Bonds (1.9%)

	Municipal Bonds (1.9%)

	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,930,000	2,308
	Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	100,000	135
	Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,525,000	1,728
	Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	500,000	563
	The City of New York, Series C-1, 5.517%, 10/1/37 GO	870,000	1,021
	Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,740,000	1,996
	Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,755,000	2,039
	Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	290,000	346
	Energy Northwest, Series E, 2.197%, 7/1/19 RB	1,685,000	1,693

Municipal Bonds (1.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued

Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	15,000	15
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	55,000	55
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.995%, 7/1/20 RB	2,480,000	2,471
The Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	351
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	875,000	1,172
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	2,400,000	2,751
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	285,000	380
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	550,000	801
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	3,830,000	4,035
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	775,000	1,117
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	640,000	773
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	170,000	212
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	1,510,000	1,679
State of California, Series A, 4.988%, 4/1/39 GO	1,440,000	1,501
State of California, Series 2010, 5.70%, 11/1/21 GO	1,140,000	1,364
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,970,000	2,096

The Accompanying Notes are an Integral Part of the Financial Statements.

86  Select Bond Portfolio

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Municipal Bonds (1.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued

Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	522,000	577
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	1,230,000	1,608

Total Municipal Bonds (Cost: $30,785)		34,787

Structured Products (36.9%)

Structured Products (36.9%)

AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A2, 1.976%, 6/1/21	2,000,000	1,998
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3, 2.845%, 3/1/26	1,040,000	1,030
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.552%, 2/14/43 IO	2,559,526	60
Banc of America Commercial Mortgage Trust, Series 2007-5, Class AM, 5.772%, 2/10/51	1,200,000	1,305
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class AJ, 4.75%, 6/11/41	2,985,000	3,072
BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.73%, 2/21/17	620,000	621
BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.99%, 8/21/17	500,000	501
Capital Auto Receivables Asset Trust/Ally, Series 2013-4, Class A2, 0.85%, 2/21/17	415,000	416
Capital Auto Receivables Asset Trust/Ally, Series 2014-1, Class A, 0.96%, 4/20/17	2,450,000	2,459
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2, 1.26%, 1/15/20	785,000	789

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

CenterPoint Energy Transition Bond Co., Series 2012-1, Class A2, 2.161%, 10/15/21	1,425,000	1,436
Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, 10/15/18	3,750,000	3,761
Chase Issuance Trust, Series 2014-A1, Class A, 1.15%, 1/15/19	3,065,000	3,074
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	5,295,000	5,346
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, 2.68%, 6/7/23	3,875,000	3,889
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	3,325,000	3,397
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.65%, 9/20/19	150,000	170
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	156,050	158
COMM Mortgage Trust, Series 2013-CR8, Class AM, 3.965%, 6/10/46	2,675,000	2,771
Commercial Mortgage Pass-Through Certificates, Series 2014-LC15, Class A4, 4.006%, 4/10/47	4,650,000	4,914
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,137,464	1,238
CSMC Trust, Series 2013-IVR4, Class A6, 2.50%, 7/25/43	2,870,859	2,819
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19	3,400,000	3,411
Discover Card Master Trust I, Series 2012-B3, Class B3, 0.602%, 5/15/18	5,500,000	5,509
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.549%, 2/15/31 IO	4,934,153	29

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.166%, 10/15/30 IO 144A	3,278,573	9
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	4,737,691	4,821
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.65%, 8/25/20 IO	24,857,252	1,707
Federal Home Loan Mortgage Corp., Series 4100, Class AD, 1.75%, 8/15/27	2,561,282	2,481
Federal Home Loan Mortgage Corp., 2.50%, 10/1/27	2,958,981	3,007
Federal Home Loan Mortgage Corp., 3.00%, 11/1/21	392,126	409
Federal Home Loan Mortgage Corp., 3.00%, 11/1/25	843,793	877
Federal Home Loan Mortgage Corp., 3.00%, 8/1/26	2,483,711	2,578
Federal Home Loan Mortgage Corp., 3.00%, 11/1/26	1,173,224	1,218
Federal Home Loan Mortgage Corp., 3.00%, 12/1/26	259,278	269
Federal Home Loan Mortgage Corp., 3.00%, 1/1/27	2,577,723	2,675
Federal Home Loan Mortgage Corp., 3.00%, 4/1/27	1,684,380	1,748
Federal Home Loan Mortgage Corp., 3.00%, 8/1/27	1,000,000	1,034
Federal Home Loan Mortgage Corp., 3.00%, 10/1/42	582,848	576
Federal Home Loan Mortgage Corp., 3.00%, 11/1/42	7,407,669	7,316
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	9,929,276	9,809
Federal Home Loan Mortgage Corp., 3.00%, 2/1/43	3,897,954	3,853
Federal Home Loan Mortgage Corp., 3.00%, 4/1/43	44,108,208	43,617
Federal Home Loan Mortgage Corp., 3.50%, 1/1/21	45,105	48

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal Home Loan Mortgage Corp., 3.50%, 1/1/26	1,674,436	1,772
Federal Home Loan Mortgage Corp., 3.50%, 4/1/26	2,064,100	2,184
Federal Home Loan Mortgage Corp., 3.50%, 6/1/26	2,948,504	3,125
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	1,462,281	1,547
Federal Home Loan Mortgage Corp., 3.50%, 1/1/41	1,036,352	1,067
Federal Home Loan Mortgage Corp., 3.50%, 12/1/41	1,745,106	1,796
Federal Home Loan Mortgage Corp., 3.50%, 3/1/42	427,268	440
Federal Home Loan Mortgage Corp., 3.50%, 4/1/42	1,333,491	1,372
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	81,094	83
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	1,630,728	1,679
Federal Home Loan Mortgage Corp., 3.50%, 9/1/42	1,503,776	1,548
Federal Home Loan Mortgage Corp., 4.00%, 9/1/20	5,232	6
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	192,017	204
Federal Home Loan Mortgage Corp., 4.00%, 7/1/24	187,378	199
Federal Home Loan Mortgage Corp., 4.00%, 2/1/25	272,789	292
Federal Home Loan Mortgage Corp., 4.00%, 6/1/25	276,355	296
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	3,683,249	3,947
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	1,293,689	1,385
Federal Home Loan Mortgage Corp., 4.00%, 12/1/26	128,343	137
Federal Home Loan Mortgage Corp., 4.00%, 8/1/31	651,701	700

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal Home Loan Mortgage Corp., 4.00%, 12/1/40	5,269,525	5,590
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	7,207,124	7,645
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	11,284,536	11,971
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	2,812,135	2,983
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	1,291,662	1,370
Federal Home Loan Mortgage Corp., 4.00%, 10/1/43	4,278,882	4,539
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	287,923	309
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	559,501	594
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	35,348	35
Federal Home Loan Mortgage Corp., 4.50%, 7/1/39	268,258	290
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	1,246,697	1,351
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	805,630	880
Federal Home Loan Mortgage Corp., 4.50%, 10/1/40	3,492,683	3,784
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	1,796,425	1,958
Federal Home Loan Mortgage Corp., 4.50%, 3/1/41	4,883,466	5,292
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	246,883	267
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	415,437	452
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	12,395,991	13,424
Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	80,961	88
Federal Home Loan Mortgage Corp., 4.50%, 10/1/43	12,670,000	13,738

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	503,044	536
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	102,811	109
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	352,801	376
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	90,249	96
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	1,367,035	1,529
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	555,913	622
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	4,480,649	5,009
Federal Home Loan Mortgage Corp., 5.00%, 4/1/36	2,316,651	2,570
Federal Home Loan Mortgage Corp., 5.00%, 11/1/38	5,138,751	5,687
Federal Home Loan Mortgage Corp., 5.00%, 12/1/38	171,512	190
Federal Home Loan Mortgage Corp., 5.00%, 1/1/39	2,323,316	2,571
Federal Home Loan Mortgage Corp., 5.00%, 2/1/39	318,242	352
Federal Home Loan Mortgage Corp., 5.00%, 9/1/39	1,381,808	1,529
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	78,341	88
Federal Home Loan Mortgage Corp., 5.00%, 12/1/39	784,298	878
Federal Home Loan Mortgage Corp., 5.00%, 3/1/40	3,538,482	3,916
Federal Home Loan Mortgage Corp., 5.00%, 4/1/40	1,588,072	1,758
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	115,027	129
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	160,759	179
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	463,127	513

The Accompanying Notes are an Integral Part of the Financial Statements.

88   Select Bond Portfolio

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Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	1,872,525	2,072
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	132,657	142
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	519,946	552
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	104,541	111
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	651,827	700
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	30,661	33
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	351,859	385
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	302,170	337
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	1,084,709	1,219
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	1,332,046	1,492
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	189,796	212
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	4,918,017	5,284
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	631,206	694
Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	117,788	132
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	6,823	8
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	42,781	48
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	254,713	286
Federal Home Loan Mortgage Corp., 6.00%, 11/1/37	350,429	393
Federal Home Loan Mortgage Corp., 6.00%, 1/1/38	899,286	1,009
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	224,183	252

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal Home Loan Mortgage Corp., 6.00%, 3/1/38	117,688	132
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	1,961,074	2,203
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	67,258	76
Federal Home Loan Mortgage Corp. TBA, 3.00%, 7/1/29	2,940,000	3,047
Federal Home Loan Mortgage Corp. TBA, 3.00%, 7/1/43	3,100,000	3,058
Federal Home Loan Mortgage Corp. TBA, 4.00%, 7/1/42	9,670,000	10,244
Federal National Mortgage Association, Series 2012-113, Class AB, 1.50%, 10/25/27	239,487	230
Federal National Mortgage Association, Series 2013-14, Class BE, 1.75%, 3/25/28	1,513,622	1,456
Federal National Mortgage Association, 2.50%, 7/1/27	3,450,380	3,510
Federal National Mortgage Association, 2.50%, 8/1/27	2,072,007	2,108
Federal National Mortgage Association, 2.50%, 8/1/28	3,399,458	3,458
Federal National Mortgage Association, 2.96%, 5/1/22	524,241	538
Federal National Mortgage Association, 3.00%, 10/1/26	86,063	89
Federal National Mortgage Association, 3.00%, 3/1/27	1,407,003	1,464
Federal National Mortgage Association, 3.00%, 4/1/27	844,192	878
Federal National Mortgage Association, 3.00%, 6/1/27	2,366,319	2,461
Federal National Mortgage Association, 3.00%, 9/1/28	1,800,373	1,872
Federal National Mortgage Association, 3.00%, 11/1/42	2,055,151	2,033
Federal National Mortgage Association, 3.00%, 2/1/43	4,500,721	4,455
Federal National Mortgage Association, 3.00%, 7/1/44	5,090,000	5,028

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal National Mortgage Association, 3.50%, 9/1/23	509,755	536
Federal National Mortgage Association, 3.50%, 1/1/26	418,316	444
Federal National Mortgage Association, 3.50%, 4/1/26	1,348,379	1,431
Federal National Mortgage Association, 3.50%, 9/1/26	1,983,754	2,105
Federal National Mortgage Association, 3.50%, 12/1/41	1,117,025	1,152
Federal National Mortgage Association, 3.50%, 2/1/42	5,398,560	5,566
Federal National Mortgage Association, 3.50%, 6/1/42	3,683,049	3,797
Federal National Mortgage Association, 3.50%, 10/1/42	11,868,075	12,236
Federal National Mortgage Association, 3.50%, 5/1/43	6,784,383	6,995
Federal National Mortgage Association, 3.50%, 6/1/43	11,188,993	11,536
Federal National Mortgage Association, 3.50%, 7/1/43	938,550	968
Federal National Mortgage Association, 3.53%, 9/1/23	625,000	659
Federal National Mortgage Association, 3.61%, 9/1/23	275,000	291
Federal National Mortgage Association, 3.67%, 8/1/23	89,035	95
Federal National Mortgage Association, 3.73%, 8/1/23	430,140	461
Federal National Mortgage Association, 4.00%, 4/1/26	899,340	963
Federal National Mortgage Association, 4.00%, 5/1/26	1,156,698	1,239
Federal National Mortgage Association, 4.00%, 1/1/42	1,245,744	1,324
Federal National Mortgage Association, 4.00%, 12/1/43	1,469,938	1,562
Federal National Mortgage Association, 4.00%, 7/1/44	31,705,000	33,647

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal National Mortgage Association, 4.00%, 8/1/44	6,750,000	7,142
Federal National Mortgage Association, 4.50%, 6/1/19	1,368,887	1,474
Federal National Mortgage Association, 4.50%, 8/1/19	121,725	129
Federal National Mortgage Association, 4.50%, 12/1/19	126,434	135
Federal National Mortgage Association, 4.50%, 7/1/20	236,839	252
Federal National Mortgage Association, 4.50%, 9/1/20	479,668	509
Federal National Mortgage Association, 4.50%, 9/1/24	847,886	909
Federal National Mortgage Association, 4.50%, 11/1/40	1,051,889	1,143
Federal National Mortgage Association, 4.50%, 1/1/41	1,825,529	1,979
Federal National Mortgage Association, 4.50%, 2/1/41	1,564,931	1,696
Federal National Mortgage Association, 4.50%, 3/1/41	287,659	312
Federal National Mortgage Association, 4.50%, 4/1/41	286,964	311
Federal National Mortgage Association, 4.50%, 5/1/41	13,363,643	14,485
Federal National Mortgage Association, 4.50%, 8/1/41	6,472,914	7,013
Federal National Mortgage Association, 5.00%, 3/1/20	488,903	527
Federal National Mortgage Association, 5.00%, 5/1/20	1,232,698	1,329
Federal National Mortgage Association, 5.00%, 3/1/34	150,587	169
Federal National Mortgage Association, 5.00%, 11/1/35	2,331,208	2,593
Federal National Mortgage Association, 5.00%, 4/1/41	4,797,616	5,331
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	131,598	131

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal National Mortgage Association, 5.50%, 4/1/21	295,640	323
Federal National Mortgage Association, 5.50%, 9/1/34	214,014	241
Federal National Mortgage Association, 5.50%, 3/1/35	1,264,925	1,430
Federal National Mortgage Association, 5.50%, 7/1/35	279,007	315
Federal National Mortgage Association, 5.50%, 8/1/35	484,419	547
Federal National Mortgage Association, 5.50%, 9/1/35	4,184,444	4,725
Federal National Mortgage Association, 5.50%, 10/1/35	1,008,414	1,141
Federal National Mortgage Association, 5.50%, 11/1/35	3,237,120	3,654
Federal National Mortgage Association, 5.50%, 1/1/36	1,894,880	2,138
Federal National Mortgage Association, 5.50%, 2/1/37	1,011,325	1,141
Federal National Mortgage Association, 5.50%, 3/1/37	264,777	299
Federal National Mortgage Association, 5.50%, 5/1/37	432,910	489
Federal National Mortgage Association, 5.50%, 6/1/37	87,412	98
Federal National Mortgage Association, 5.50%, 2/1/38	1,436,200	1,618
Federal National Mortgage Association, 5.50%, 3/1/38	218,317	247
Federal National Mortgage Association, 5.50%, 4/1/38	2,275,289	2,563
Federal National Mortgage Association, 5.50%, 5/1/38	2,999,993	3,378
Federal National Mortgage Association, 5.50%, 6/1/38	1,042,003	1,174
Federal National Mortgage Association, 6.00%, 5/1/35	31,635	36
Federal National Mortgage Association, 6.00%, 6/1/35	9,798	11

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal National Mortgage Association, 6.00%, 7/1/35	1,097,390	1,244
Federal National Mortgage Association, 6.00%, 10/1/35	388,479	439
Federal National Mortgage Association, 6.00%, 11/1/35	583,002	659
Federal National Mortgage Association, 6.00%, 6/1/36	785,748	887
Federal National Mortgage Association, 6.00%, 9/1/36	309,634	348
Federal National Mortgage Association, 6.00%, 1/1/37	2,181	2
Federal National Mortgage Association, 6.00%, 6/1/37	3,917	4
Federal National Mortgage Association, 6.00%, 10/1/37	2,377	3
Federal National Mortgage Association, 6.00%, 11/1/37	1,614,520	1,817
Federal National Mortgage Association, 6.00%, 12/1/37	1,311,788	1,476
Federal National Mortgage Association, 6.00%, 6/1/38	984,402	1,108
Federal National Mortgage Association, 6.00%, 10/1/38	1,377,176	1,552
Federal National Mortgage Association, 6.00%, 4/1/40	1,077,428	1,213
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	2,284,986	2,547
Federal National Mortgage Association, 6.50%, 10/1/36	215,429	243
Federal National Mortgage Association, 6.50%, 7/1/37	2,366,968	2,669
Federal National Mortgage Association, 6.50%, 9/1/37	1,338,442	1,509
Federal National Mortgage Association, 6.75%, 4/25/18	37,634	39
Federal National Mortgage Association TBA, 2.50%, 7/1/28	3,990,000	4,053
Federal National Mortgage Association TBA, 3.50%, 7/1/42	40,840,000	42,040

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal National Mortgage Association TBA, 5.00%, 7/1/39	1,265,000	1,405
Ford Credit Auto Lease Trust, Series 2014-A, Class A3, 0.68%, 4/17/17	900,000	900
Ford Credit Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 6/15/17	775,000	777
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	2,775,000	2,781
Ford Credit Auto Owner Trust, Series 2013-D, Class A4, 1.11%, 2/15/19	1,900,000	1,904
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	3,090,000	3,114
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	3,375,000	3,386
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.50%, 1/15/20	1,960,000	2,004
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	1,000,000	999
Freddie Mac Gold Pool, 3.00%, 7/1/43	281,467	278
Freddie Mac Gold Pool, 3.00%, 8/1/43	2,090,209	2,064
GE Capital Credit Card Master Note Trust, Series 2012-1, Class B, 1.62%, 1/15/18	7,000,000	7,033
GE Equipment Small Ticket LLC, Series 2014-1A, Class A4, 1.44%, 10/25/21	1,050,000	1,057
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	6,205,000	6,306
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class CSA, 5.286%, 12/17/39 144A	600,000	638
Government National Mortgage Association, 5.50%, 10/15/31	12,142	14
Government National Mortgage Association, 5.50%, 11/15/31	4,876	5

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Government National Mortgage Association, 5.50%, 12/15/31	51,937	58
Government National Mortgage Association, 5.50%, 1/15/32	20,041	23
Government National Mortgage Association, 5.50%, 2/15/32	13,116	15
Government National Mortgage Association, 5.50%, 3/15/32	60,894	68
Government National Mortgage Association, 5.50%, 7/15/32	4,072	5
Government National Mortgage Association, 5.50%, 9/15/32	728,195	817
GS Mortgage Securities Trust, Series 2013-G1, Class A1, 2.059%, 4/10/31 144A	2,670,268	2,606
GS Mortgage Series Trust, Series 2013-GC14, Class AS, 4.507%, 8/10/46	3,900,000	4,208
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3, 0.48%, 11/21/16	1,410,000	1,411
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	670,000	673
Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.01%, 2/15/18	2,000,000	2,012
Hyundai Auto Receivables Trust, Series 2011-B, Class D, 3.51%, 11/15/17	1,490,000	1,543
John Deere Owner Trust, Series 2014-A, Class A3, 0.92%, 4/16/18	1,090,000	1,092
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.143%, 12/15/47	3,000,000	3,008
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM, 5.44%, 5/15/45	2,900,000	3,143
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB, 5.857%, 2/15/51	2,928,320	3,114

Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 6.057%, 4/15/45	4,350,000	4,738
JP Morgan Chase Commerical Mortgage Securities Trust, Series 2007-C1, Class AM, 6.164%, 2/15/51	4,060,000	4,464
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A3, 1.06%, 11/15/17	3,500,000	3,523
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.00%, 9/25/19	155,001	158
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	244,077	247
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	177,307	185
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 12/16/19	785,000	787
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.457%, 11/12/37	2,140,000	2,251
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	205,496	219
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AM, 5.419%, 8/12/48	2,985,000	3,201
Nissan Auto Lease Trust, Series 2013-A, Class A3, 0.61%, 4/15/16	950,000	952
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	2,137,198	2,252
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	80,920	83
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55%, 10/15/18	2,750,000	2,766
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43	2,443,227	2,359
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	1,135,586	1,158

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (36.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Toyota Auto Receivables Owners Trust, Series 2014-B, Class A4, 1.31%, 9/16/19	2,750,000	2,756
Toyota Auto Receivables Trust, Series 2013-B, Class A4, 1.46%, 1/15/19	3,500,000	3,543
Trade MAPS, Ltd., Series 2013-1A, Class A, 0.854%, 12/10/18	6,125,000	6,146
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM, 5.339%, 11/15/48	3,330,000	3,627
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	3,330,000	3,547
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.612%, 12/25/34	595,962	611
World Omni Auto Receivables Trust, Series 2013-B, Class A3, 0.83%, 8/15/18	495,000	495

Total Structured Products (Cost: $650,257)		667,427

	Short-Term Investments (11.0%)

	Commercial Paper (11.0%)

(b)	Alpine Securitization Corp., 0.18%, 8/4/14 144A	3,000,000	2,999
(b)	Alpine Securitization Corp., 0.19%, 8/4/14 144A	5,500,000	5,499
(b)	Alpine Securitization Corp., 0.21%, 9/16/14 144A	4,500,000	4,498
(b)	American Electric Power Co., 0.23%, 7/14/14 144A	10,000,000	9,999
(b)	Atlantic Asset Securitization LLC, 0.06%, 7/1/14 144A	3,000,000	3,000
(b)	Atlantic Asset Securitization LLC, 0.13%, 7/22/14 144A	16,900,000	16,899
(b)	Credit Suisse New York, 0.199%, 7/25/14	10,000,000	10,000
(b)	Duke Energy Corp., 0.18%, 7/2/14 144A	10,000,000	10,000
(b)	Duke Energy Corp., 0.20%, 7/1/14 144A	10,000,000	10,000
(b)	Emerson Electric Co., 0.09%, 8/22/14 144A	10,000,000	9,999
(b)	Federal Home Loan Bank Disc Corp., 0.065%, 9/26/14	2,000,000	2,000
(b)	General Mills, Inc., 0.13%, 7/11/14 144A	20,000,000	19,999
(b)	Govco LLC, 0.11%, 7/25/14 144A	10,000,000	9,999

	Short-Term Investments (11.0%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued

(b)	Govco LLC, 0.18%, 9/24/14 144A	5,000,000	4,998
(b)	John Deere Canada ULC, 0.09%, 7/17/14	10,000,000	10,000
(b)	Liberty Street Funding LLC, 0.12%, 7/30/14 144A	9,100,000	9,099
(b)	Pepsico, Inc., 0.06%, 7/23/14 144A	4,700,000	4,700
(b)	Rabobank USA Financial Corp., 0.16%, 7/10/14	10,000,000	10,000
(b)	Sempra Energy, 0.22%, 7/2/14 144A	10,000,000	10,000
(b)	Sheffield Receivables Corp., 0.14%, 7/18/14 144A	10,000,000	9,999
(b)	Sheffield Receivables Corp., 0.185%, 9/18/14 144A	10,000,000	9,996
(b)	Toronto Dominion Holdings USA, Inc., 0.11%, 7/2/14 144A	10,000,000	10,000
(b)	Unilever Capital Corp., 0.05%, 7/1/14 144A	5,000,000	5,000

	Total		198,683

	Total Short-Term Investments (Cost: $198,683)		198,683

	Total Investments (108.9%) (Cost: $1,920,115)(a)		1,969,427

	Other Assets, Less Liabilities (-8.9%)		(160,144)

	Net Assets (100.0%)		1,809,283

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014 the value of these securities (in thousands) was $237,957 representing 13.2% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $1,920,115 and the net unrealized appreciation of investments based on that cost was $49,312 which is comprised of $53,147 aggregate gross unrealized appreciation and $3,835 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

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(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	(Depreciation) Unrealized Appreciation/ (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2014, $79,115)	662	9/14	$31
US Two Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2014, $127,000)	578	9/14	73

(d)	Defaulted Security

(g)	All or a portion of the securities have been loan. See Note 4G in the Notes to Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$534,685	$—
Municipal Bonds	—	34,787	—
Corporate Bonds	—	533,475	370
Structured Products	—	654,975	12,452
Short-Term Investments	—	198,683	—
Other Financial Instruments^
Futures	104	—	—

Total	$104	$1,956,605	$12,822

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

During the period ended June 30, 2014, there were transfers from Level 2 to Level 3 in the amount of $370 thousand. The transfers were the result of a reduction in the quantity of observable inputs for a security that is priced by a third party vendor utilizing a broker quote. Previously the third party provided evaluated prices based on inputs that were more observable.There were also transfers from a Level 3 to a Level 2 in the amount of $4,821 thousand. The transfers were the result of an increase in the quantity of observable inputs for a security that was previously priced by a third party utilizing a broker quote.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2014. (Amounts in thousands)

Category	Market Value 12/31/13	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value 06/30/14	Net Change in Unrealized Appreciation/ (Depreciation) on Invetments Held at 06/30/14
Structured Products	$18,660	$-	$1,496		$1	$108	$370	$4,821	$12,822	$107

The Accompanying Notes are an Integral Part of the Financial Statements.

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Long-Term U.S. Government Bond Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on fixed income investments.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 10% of the Portfolio is invested in securities rated A by Moody’s or S&P and no more than 25% of the Portfolio is invested in securities rated Aa by Moody’s or AA by S&P.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio may invest in securities that are issued or guaranteed by the U.S. Government or its agencies, and in derivatives designed to replicate such securities. This guarantee is to timely repayment of the principal and interest if held to maturity, and does not apply to derivative securities held by the Portfolio. Guarantee does not eliminate market risk. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. Government bond funds that do not use derivatives. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,120.10	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.33

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Long-Term U.S. Government Bond Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

Governments (96.0%)	Shares/ $ Par	Value $ (000’s)

Governments (96.0%)

Federal National Mortgage Association, 5.625%, 4/17/28	100,000	123
Federal National Mortgage Association, 6.25%, 5/15/29	2,000,000	2,686
Federal National Mortgage Association, 7.125%, 1/15/30	700,000	1,023
Financing Corp., 8.60%, 9/26/19	700,000	919
Financing Corp. Stripped, 0.00%, 12/27/18	500,000	462
Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	1,172
Israel Government AID Bond, 0.00%, 2/15/23	100,000	78
Israel Government AID Bond, 0.00%, 5/15/23	500,000	384
Israel Government AID Bond, 5.50%, 9/18/23	800,000	975
Israel Government AID Bond, 5.50%, 4/26/24	100,000	122
Israel Government AID Bond, 5.50%, 9/18/33	300,000	376
Residual Funding Corp. Stripped, 0.00%, 10/15/20	2,000,000	1,736
Residual Funding Corp. Stripped, 0.00%, 4/15/30	4,800,000	2,830
Resolution Funding Corp. Stripped, 0.00%, 1/15/20	700,000	623
Resolution Funding Corp. Stripped, 0.00%, 4/15/28	400,000	250
Tennessee Valley Authority, 4.625%, 9/15/60	300,000	316
Tennessee Valley Authority Stripped, 0.00%, 5/1/30	500,000	259
United States Treasury Floating Rate Note, 0.109%, 4/30/16	1,500,000	1,500
US Treasury, 2.00%, 11/15/21	1,300,000	1,284
US Treasury, 2.75%, 11/15/42	600,000	536
US Treasury, 3.125%, 11/15/41	9,550,000	9,254
US Treasury, 3.125%, 2/15/42	14,000,000	13,545
US Treasury, 3.125%, 2/15/43	2,050,000	1,973

Governments (96.0%)	Shares/ $ Par	Value $ (000’s)

Governments continued

US Treasury, 3.375%, 5/15/44	400,000	403
US Treasury, 3.625%, 8/15/43	500,000	528
US Treasury, 3.75%, 11/15/43	2,500,000	2,700
US Treasury, 4.25%, 5/15/39	600,000	704
US Treasury, 4.25%, 11/15/40	11,350,000	13,366
US Treasury, 4.375%, 11/15/39	10,200,000	12,214
US Treasury, 6.00%, 2/15/26	4,100,000	5,480
US Treasury, 6.50%, 11/15/26	900,000	1,261
US Treasury, 7.50%, 11/15/24	2,500,000	3,648
US Treasury, 8.75%, 8/15/20	600,000	839
US Treasury Inflation Index Bond, 1.375%, 2/15/44	1,118,821	1,230
US Treasury Stripped, 0.00%, 5/15/33	1,000,000	531
US Treasury Stripped, 0.00%, 5/15/37	1,400,000	654
US Treasury Stripped, 0.00%, 5/15/40	11,400,000	4,735
US Treasury Stripped, 0.00%, 5/15/42	800,000	306
US Treasury Stripped, 0.00%, 8/15/42	1,400,000	528
US Treasury Stripped, 0.00%, 11/15/42	600,000	224
Vessel Management Services, Inc., 3.432%, 8/15/36	627,000	623

Total Governments (Cost: $94,480)		92,400

Municipal Bonds (0.4%)

Municipal Bonds (0.4%)

Massachusetts Educational Financing Authority, Series 2008-1, 1.179%, 4/25/38 RB	159,861	161
Poway Unified Public School District, Series 2007, 4.50%, 9/15/37 RB, AMBAC	200,000	201

Municipal Bonds (0.4%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued

South Carolina Student Loan Corp., Series 2008-1, 0.777%, 3/1/18 RB	47,753	48

Total Municipal Bonds (Cost: $400)		410

Structured Products (6.2%)

Structured Products (6.2%)

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.244%, 7/25/33	3,316	3
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.526%, 8/25/33	3,422	3
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.382%, 2/15/19	17,911	18
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.00%, 8/15/32	2,200,000	2,071
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	443,472	492
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	728,283	792
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T61, Class 1A1, 1.524%, 7/25/44	21,841	22
Federal National Mortgage Association, Series 2007-114, Class A6, 0.352%, 10/27/37	100,000	100
Federal National Mortgage Association, 3.765%, 12/1/25	900,000	953
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.250%, 5/25/37	271,066	284
Federal National Mortgage Association, 5.00%, 6/1/35	171,412	191

The Accompanying Notes are an Integral Part of the Financial Statements.

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	Structured Products (6.2%)	Shares/ $ Par	Value $ (000’s)
	Federal National Mortgage Association, 5.00%, 2/1/36	280,113	312
	Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 2.178%, 5/25/33	10,437	10
	Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 2.745%, 5/25/33	3,350	3
	SLM Student Loan Trust, Series 2007-2, Class A2, 0.229%, 7/25/17	105,384	105
	SLM Student Loan Trust, Series 2008-7, Class A2, 0.729%, 10/25/17	73,388	74
	SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.431%, 12/15/33 144A	204,573	206
	SLM Student Loan Trust, Series 2008-9, Class A, 1.729%, 4/25/23	323,430	334
	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.485%, 10/19/34	10,324	10
	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.407%, 3/25/34	29,591	30

	Total Structured Products (Cost: $5,840)		6,013

	Short-Term Investments (32.9%)

	Commercial Paper (4.9%)

(b)	Federal Home Loan Bank, 0.08%, 11/26/14	3,200,000	3,199
	Federal Home Loan Mortgage Corp., 0.08%, 1/13/15	200,000	200
(b)	Federal Home Loan Mortgage Corp., 0.09%, 1/14/15	900,000	900
	Federal Home Loan Mortgage Corp., 0.12%, 5/27/15	100,000	100
	Federal National Mortgage Association, 0.07%, 11/12/14	300,000	300

	Total		4,699

Short-Term Investments (32.9%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (0.7%)

JPMorgan Money Market Fund	659,682	660

Total		660

Repurchase Agreements (27.3%)

Federal National Mortgage Association Repurchase, 0.15%, dated 6/30/14, due 7/1/14, (collateralized by Federal Home Loan Mortgage Corp. Bond, 3.50%, 6/1/44, valued at $7,547,535, repurchase proceeds of $7,300,000)	7,300,000	7,300
US Treasury Repurchase, 0.15%, dated 6/30/14, due 7/1/14, (collateralized by US Treasury Bond, 3.125%, 2/15/42, valued at $9,607,082, repurchase proceeds of $9,500,000)	9,500,000	9,500
US Treasury Repurchase, 0.14%, dated 6/30/14, due 7/1/14, (collateralized by US Treasury Note, 2.375%, 8/31/14, valued at $9,626,337, repurchase proceeds of $9,500,000)	9,500,000	9,500

Total		26,300

Total Short-Term Investments (Cost: $31,658)		31,659

Total Investments (135.5%) (Cost: $132,378)(a)		130,482

Other Assets, Less Liabilities (-35.5%)		(34,211)

Net Assets (100.0%)		96,271

The Accompanying Notes are an Integral Part of the Financial Statements.

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144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014 the value of these securities (in thousands) was $206 representing 0.2% of the net assets.

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $132,378 and the net unrealized depreciation of investments based on that cost was $1,896 which is comprised of $8,863 aggregate gross unrealized appreciation and $10,759 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Long) (Total Notional Value at June 30, 2014, $3,678)	27	9/14	$26

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Government & Agency Bonds	$—	$92,400	$—
Municipal Bonds	—	410	—
Structured Products	—	6,013	—
Short-Term Investments	660	30,999	—
Other Financial Instruments^
Futures	26	—	—

Total	$26	$130,482	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

98  Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

This Portfolio invests over 50% of its assets in inflation-linked bonds. Inflation-linked bonds issued by the U.S. Government, known as TIPs, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Neither the current market value of the inflation-linked bonds nor the share value of the fund that invests in them is guaranteed, and either or both may fluctuate. Those portions of the Portfolio which are not invested in inflation linked securities will not be automatically protected from inflation. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

As a non-diversified portfolio, the Portfolio may hold fewer securities, which increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Inflation Protection Portfolio  99

Inflation Protection Portfolio

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,053.55	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$2.96

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

100  Inflation Protection Portfolio

Inflation Protection Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.3%)

L-3 Communications Corp., 3.95%, 5/28/24	100,000	101
L-3 Communications Corp., 5.20%, 10/15/19	50,000	56
Lockheed Martin Corp., 2.125%, 9/15/16	100,000	103
Lockheed Martin Corp., 4.25%, 11/15/19	200,000	221
Raytheon Co., 2.50%, 12/15/22	300,000	288

Total		769

Autos & Vehicle Parts (0.4%)

Daimler Finance North America LLC, 1.875%, 1/11/18 144A	200,000	202
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	200,000	204
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	111
Toyota Motor Credit Corp., 3.30%, 1/12/22	500,000	517

Total		1,034

Banking (2.7%)

American Express Co., 1.55%, 5/22/18	350,000	349
American Express Credit Corp., 1.30%, 7/29/16	70,000	71
Ameriprise Financial, Inc., 4.00%, 10/15/23	100,000	105
Bank of America Corp., 3.30%, 1/11/23	350,000	345
Bank of America Corp., 5.75%, 12/1/17	650,000	733
Barclays Bank PLC, 3.75%, 5/15/24	100,000	100
BB&T Corp., 2.05%, 6/19/18	100,000	101
BNP Paribas SA, 2.40%, 12/12/18	150,000	151
Capital One Bank USA NA, 2.30%, 6/5/19	250,000	251
Capital One Financial Corp., 2.45%, 4/24/19	100,000	101
Capital One Financial Corp., 3.15%, 7/15/16	100,000	104
Citigroup, Inc., 1.75%, 5/1/18	200,000	199
Citigroup, Inc., 3.75%, 6/16/24	150,000	150
Citigroup, Inc., 4.05%, 7/30/22	300,000	307
Citigroup, Inc., 5.50%, 2/15/17	150,000	165

Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

Banking continued

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	200,000	212
Fifth Third Bancorp, 4.30%, 1/16/24	60,000	63
The Goldman Sachs Group, Inc., 2.375%, 1/22/18	200,000	203
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	100,000	103
The Goldman Sachs Group, Inc., 3.625%, 1/22/23	500,000	502
The Goldman Sachs Group, Inc., 3.85%, 7/8/24	150,000	150
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	230,000	266
HSBC Holdings PLC, 5.10%, 4/5/21	200,000	227
JPMorgan Chase & Co., 4.50%, 1/24/22	500,000	548
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	276
Morgan Stanley, 5.00%, 11/24/25	550,000	587
Morgan Stanley, 5.95%, 12/28/17	200,000	228
PNC Bank, N.A., 6.00%, 12/7/17	200,000	229
Standard Chartered PLC, 3.95%, 1/11/23 144A	60,000	60
U.S. Bancorp, 2.95%, 7/15/22	200,000	197
Wells Fargo & Co., 4.125%, 8/15/23	100,000	104
Wells Fargo & Co., 5.625%, 12/11/17	400,000	455

Total		7,642

Basic Materials (0.1%)

Georgia-Pacific LLC, 5.40%, 11/1/20 144A	140,000	162
International Paper Co., 6.00%, 11/15/41	75,000	88

Total		250

Capital Goods (0.2%)

Caterpillar Financial Services Corp., 1.25%, 11/6/17	60,000	60
Deere & Co., 2.60%, 6/8/22	60,000	59
Deere & Co., 5.375%, 10/16/29	100,000	119

Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

Capital Goods continued

John Deere Capital Corp., 3.15%, 10/15/21	290,000	297

Total		535

Chemicals (0.5%)

The Dow Chemical Co., 2.50%, 2/15/16	130,000	133
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	200,000	195
Eastman Chemical Co., 2.40%, 6/1/17	300,000	309
Eastman Chemical Co., 3.60%, 8/15/22	140,000	144
Ecolab, Inc., 4.35%, 12/8/21	360,000	395
LYB International Finance BV, 4.875%, 3/15/44	100,000	104
LyondellBasell Industries NV, 5.00%, 4/15/19	75,000	85
The Mosaic Co., 5.625%, 11/15/43	100,000	114

Total		1,479

Conglomerate & Diversified Manufacturing (0.1%)

General Electric Co., 5.25%, 12/6/17	210,000	237
United Technologies Corp., 4.50%, 6/1/42	80,000	84

Total		321

Consumer Products & Retailing (0.9%)

Colgate-Palmolive Co., 3.25%, 3/15/24	200,000	204
CVS Caremark Corp., 2.75%, 12/1/22	500,000	483
The Home Depot, Inc., 4.20%, 4/1/43	200,000	196
Macy’s Retail Holdings, Inc., 3.625%, 6/1/24	150,000	149
McDonald’s Corp., 3.25%, 6/10/24	150,000	150
NIKE, Inc., 2.25%, 5/1/23	250,000	236
Unilever Capital Corp., 2.20%, 3/6/19	200,000	203
Walgreen Co., 3.10%, 9/15/22	100,000	98
Wal-Mart Stores, Inc., 3.25%, 10/25/20	400,000	420
Wal-Mart Stores, Inc., 5.625%, 4/15/41	300,000	362

Total		2,501

Electric Utilities (0.4%)

CMS Energy Corp., 6.25%, 2/1/20	100,000	119

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio  101

Inflation Protection Portfolio

Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued

Constellation Energy Group, Inc., 5.15%, 12/1/20	260,000	293
Dominion Resources, Inc., 6.40%, 6/15/18	340,000	399
Duke Energy Corp., 3.55%, 9/15/21	150,000	157
Georgia Power Co., 4.30%, 3/15/42	100,000	100
Potomac Electric Power Co., 3.60%, 3/15/24	80,000	82
Virginia Electric and Power Co., 3.45%, 2/15/24	50,000	51

Total		1,201

Energy (0.8%)

Anadarko Petroleum Corp., 5.95%, 9/15/16	100,000	111
Apache Corp., 4.75%, 4/15/43	225,000	236
ConocoPhillips, Co., 2.40%, 12/15/22	280,000	269
Ensco PLC, 4.70%, 3/15/21	250,000	272
EOG Resources, Inc., 2.50%, 2/1/16	300,000	309
Noble Energy, Inc., 4.15%, 12/15/21	180,000	193
Occidental Petroleum Corp., 1.75%, 2/15/17	370,000	377
Sempra Energy, 6.50%, 6/1/16	50,000	55
Talisman Energy, Inc., 3.75%, 2/1/21	150,000	155
Transocean, Inc., 3.80%, 10/15/22	100,000	99
Transocean, Inc., 5.05%, 12/15/16	100,000	109

Total		2,185

Entertainment (0.4%)

Time Warner, Inc., 4.05%, 12/15/23	150,000	155
Time Warner, Inc., 4.70%, 1/15/21	100,000	111
Viacom, Inc., 4.50%, 3/1/21	250,000	273
The Walt Disney Co., 2.35%, 12/1/22	500,000	482

Total		1,021

Finance (0.4%)

General Electric Capital Corp., 2.10%, 12/11/19	250,000	250
General Electric Capital Corp., 4.65%, 10/17/21	100,000	111
General Electric Capital Corp., 5.625%, 9/15/17	500,000	566

Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

Finance continued
General Electric Capital Corp., 6.00%, 8/7/19	110,000	130

Total		1,057

Food & Beverage (0.7%)

Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	525,000	606
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	120,000	148
Diageo Capital PLC, 2.625%, 4/29/23	200,000	192
Dr. Pepper Snapple Group, Inc., 2.90%, 1/15/16	320,000	331
General Mills, Inc., 3.15%, 12/15/21	300,000	306
Mondelez International, Inc., 4.00%, 2/1/24	100,000	104
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	200,000	207

Total		1,894

Foreign Agencies (0.2%)

CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	100,000	100
Petrobras Global Finance BV, 4.375%, 5/20/23 144A	240,000	231
Statoil ASA, 2.45%, 1/17/23	250,000	240

Total		571

Healthcare (0.4%)

Baxter International, Inc., 1.85%, 1/15/17	200,000	204
Baxter International, Inc., 3.20%, 6/15/23	150,000	149
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	96
Express Scripts Holding Co., 3.125%, 5/15/16	150,000	156
Express Scripts Holding Co., 7.25%, 6/15/19	100,000	122
Medtronic, Inc., 2.75%, 4/1/23	100,000	97
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	300,000	312

Total		1,136

Insurance (0.9%)

Aetna, Inc., 2.75%, 11/15/22	100,000	97
The Allstate Corp., 4.50%, 6/15/43	150,000	156

	Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

	Insurance continued

	American International Group, Inc., 4.875%, 6/1/22	250,000	278
	American International Group, Inc., 5.85%, 1/16/18	100,000	114
	Berkshire Hathaway, Inc., 4.50%, 2/11/43	250,000	258
	The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	170
	Liberty Mutual Group, Inc., 4.25%, 6/15/23 144A	100,000	104
	Metropolitan Life Global Funding I, 3.00%, 1/10/23 144A	400,000	397
	Prudential Financial, Inc., 2.30%, 8/15/18	100,000	102
	Prudential Financial, Inc., 3.53%, 3/10/15	240,000	240
	Prudential Financial, Inc., 5.625%, 5/12/41	150,000	175
	UnitedHealth Group, Inc., 4.25%, 3/15/43	150,000	147
(e)	Voya Financial, Inc., 2.90%, 2/15/18	200,000	207
	XLIT ltd., 2.30%, 12/15/18	100,000	99

	Total		2,544

	Media (0.6%)

	21st Century Fox America, Inc., 6.90%, 8/15/39	235,000	307
	Comcast Corp., 6.50%, 11/15/35	200,000	259
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.55%, 3/15/15	400,000	409
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 4/1/24	100,000	106
	NBCUniversal Media LLC, 4.375%, 4/1/21	340,000	375
	NBCUniversal Media LLC, 5.15%, 4/30/20	240,000	276

	Total		1,732

	Metals & Mining (0.3%)

	Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	84
	BHP Billiton Finance USA, Ltd., 3.25%, 11/21/21	330,000	339
	Newmont Mining Corp., 6.25%, 10/1/39	120,000	126

The Accompanying Notes are an Integral Part of the Financial Statements.

102  Inflation Protection Portfolio

Inflation Protection Portfolio

Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued

Rio Tinto Finance USA, Ltd., 3.75%, 9/20/21	280,000	295

Total		844

Oil & Gas (0.5%)

BP Capital Markets PLC, 2.50%, 11/6/22	60,000	57
BP Capital Markets PLC, 2.75%, 5/10/23	200,000	192
Chevron Corp., 2.427%, 6/24/20	100,000	101
Petro-Canada, 6.80%, 5/15/38	80,000	106
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	127
Shell International Finance BV, 2.375%, 8/21/22	900,000	867
Total Capital SA, 2.125%, 8/10/18	100,000	102

Total		1,552

Pharmaceuticals (0.8%)

AbbVie, Inc., 2.90%, 11/6/22	200,000	193
Actavis Funding SCS, 3.85%, 6/15/24 144A	150,000	152
Amgen, Inc., 3.625%, 5/22/24	140,000	141
Amgen, Inc., 5.85%, 6/1/17	90,000	102
Celgene Corp., 3.625%, 5/15/24	50,000	50
Gilead Sciences, Inc., 4.40%, 12/1/21	260,000	286
GlaxoSmithKline Capital, Inc., 2.85%\, 5/8/22	200,000	197
Merck & Co., Inc., 2.40%, 9/15/22	200,000	193
Mylan, Inc., 2.55%, 3/28/19	100,000	101
Mylan, Inc., 2.60%, 6/24/18	70,000	71
Roche Holdings, Inc., 6.00%, 3/1/19 144A	303,000	356
Sanofi, 1.20%, 9/30/14	150,000	150
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	170,000	166

Total		2,158

Pipelines (0.8%)

Enable Midstream Partners LP, 3.90%, 5/15/24 144A	150,000	150
Enbridge, Inc., 3.50%, 6/10/24	150,000	149
Energy Transfer Partners LP, 3.60%, 2/1/23	100,000	99
Energy Transfer Partners LP, 4.15%, 10/1/20	100,000	106

Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued

Enterprise Products Operating LLC, 3.70%, 6/1/15	80,000	82
Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	103
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	270,000	303
Magellan Midstream Partners LP, 5.15%, 10/15/43	150,000	164
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	200,000	207
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	200,000	197
TransCanada PipeLines, Ltd., 2.50%, 8/1/22	100,000	97
The Williams Cos., Inc., 4.55%, 6/24/24	150,000	152
Williams Partners LP, 3.80%, 2/15/15	150,000	153
Williams Partners LP, 4.125%, 11/15/20	80,000	85
Williams Partners LP, 4.30%, 3/4/24	200,000	209

Total		2,256

Real Estate Investment Trusts (0.4%)

Boston Properties LP, 3.80%, 2/1/24	70,000	71
DDR Corp., 4.75%, 4/15/18	60,000	65
Essex Portfolio LP, 3.625%, 8/15/22	100,000	101
Health Care REIT, Inc., 3.75%, 3/15/23	300,000	301
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	99
Kilroy Realty LP, 3.80%, 1/15/23	130,000	131
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	250,000	247

Total		1,015

Services (0.1%)

Republic Services, Inc., 3.80%, 5/15/18	100,000	107
Waste Management, Inc., 3.50%, 5/15/24	100,000	101

Total		208

Technology (1.0%)

Adobe Systems, Inc., 3.25%, 2/1/15	300,000	305
Apple, Inc., 1.00%, 5/3/18	100,000	98

Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

Technology continued

Apple, Inc., 2.40%, 5/3/23	100,000	94
Apple, Inc., 4.45%, 5/6/44	100,000	101
Cisco Systems, Inc., 5.90%, 2/15/39	165,000	201
Fidelity National Information Services, Inc., 3.50%, 4/15/23	100,000	98
Hewlett-Packard Co., 4.30%, 6/1/21	150,000	161
Intel Corp., 2.70%, 12/15/22	260,000	253
International Business Machines Corp., 1.95%, 7/22/16	150,000	154
Intuit, Inc., 5.75%, 3/15/17	140,000	156
Microsoft Corp., 2.125%, 11/15/22	180,000	172
Oracle Corp., 2.50%, 10/15/22	300,000	287
Oracle Corp., 3.40%, 7/8/24	150,000	150
Oracle Corp., 5.75%, 4/15/18	300,000	345
Seagate HDD Cayman, 4.75%, 1/1/25 144A	150,000	149

Total		2,724

Telecommunications (0.5%)

AT&T, Inc., 2.625%, 12/1/22	250,000	240
AT&T, Inc., 4.80%, 6/15/44	150,000	153
AT&T, Inc., 5.10%, 9/15/14	100,000	101
AT&T, Inc., 6.55%, 2/15/39	77,000	95
British Telecommunications PLC, 5.95%, 1/15/18	100,000	114
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	90,000	90
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	154
Orange SA, 2.75%, 2/6/19	100,000	103
Verizon Communications, Inc., 4.15%, 3/15/24	150,000	157
Verizon Communications, Inc., 5.15%, 9/15/23	250,000	280

Total		1,487

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio  103

Inflation Protection Portfolio

	Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

	Transportation (0.4%)

	Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	200,000	206
	Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	108
	Canadian National Railway Co., 4.50%, 11/7/43	125,000	133
	CSX Corp., 4.25%, 6/1/21	200,000	218
	Norfolk Southern Corp., 3.85%, 1/15/24	75,000	78
	Norfolk Southern Corp., 5.75%, 4/1/18	100,000	114
	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 7/17/18 144A	100,000	102
	Union Pacific Corp., 2.75%, 4/15/23	100,000	98

	Total		1,057

	Yankee Sovereign (0.1%)

	Mexico Government International Bond, 4.75%, 3/8/44	200,000	204

	Total		204

	Total Corporate Bonds (Cost: $40,876)		41,377

	Foreign Bonds (16.8%)	Par

	Governments (16.8%)

(f)	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18 EUR	937,552	1,352
(f)	Canadian Government Bond, 4.25%, 12/1/21 CAD	722,990	895
(f)	Canadian Government Bond, 4.25%, 12/1/26 CAD	854,874	1,182
(f)	Commonwealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20 AUD	715,000	1,278
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23 EUR	877,118	1,241
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20 EUR	1,801,114	2,803
(f)	France Government Bond OAT, 1.10%, 7/25/22 EUR	3,762,612	5,677

	Foreign Bonds (16.8%)	Shares/ Par	Value $ (000’s)

	Governments continued

(f)	France Government Bond OAT, 1.30%, 7/25/19 EUR	1,159,474	1,746
(f)	France Government Bond OAT, 1.85%, 7/25/27 EUR	1,109,168	1,803
(f)	France Government Bond OAT, 2.25%, 7/25/20 EUR	3,241,692	5,173
(f)	Japanese Government CPI Linked Bond, 1.10%, 12/10/16 JPY	53,287,500	587
(f)	United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52 GBP	130,915	248
(f)	United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22 GBP	2,348,514	4,821
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20 GBP	975,000	6,026
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24 GBP	2,100,000	11,848

	Total		46,680

	Total Foreign Bonds (Cost: $45,358)		46,680

	Governments (53.7%)	$ Par

	Governments (53.7%)

	US Treasury Inflation Index Bond, 0.125%, 4/15/16	1,610,880	1,653
	US Treasury Inflation Index Bond, 0.125%, 4/15/17	313,095	324
	US Treasury Inflation Index Bond, 0.125%, 4/15/18	8,716,410	9,004
	US Treasury Inflation Index Bond, 0.125%, 4/15/19	8,295,448	8,542
	US Treasury Inflation Index Bond, 0.125%, 1/15/22	3,037,257	3,057
	US Treasury Inflation Index Bond, 0.125%, 7/15/22	9,792,600	9,859
	US Treasury Inflation Index Bond, 0.125%, 1/15/23	3,594,360	3,582
	US Treasury Inflation Index Bond, 0.375%, 7/15/23	2,546,500	2,596
	US Treasury Inflation Index Bond, 0.625%, 2/15/43	5,412,908	4,914
	US Treasury Inflation Index Bond, 0.625%, 7/15/21	8,634,785	9,095

	Governments (53.7%)	Shares/ $ Par	Value $ (000’s)

	Governments continued

(b)	US Treasury Inflation Index Bond, 0.625%, 1/15/24	12,851,388	13,317
	US Treasury Inflation Index Bond, 0.75%, 2/15/42	6,137,001	5,777
	US Treasury Inflation Index Bond, 1.125%, 1/15/21	6,813,865	7,381
	US Treasury Inflation Index Bond, 1.25%, 7/15/20	1,521,730	1,668
	US Treasury Inflation Index Bond, 1.375%, 2/15/44	2,542,841	2,797
	US Treasury Inflation Index Bond, 1.375%, 7/15/18	3,132,920	3,423
	US Treasury Inflation Index Bond, 1.375%, 1/15/20	1,753,904	1,924
	US Treasury Inflation Index Bond, 1.625%, 1/15/18	2,715,600	2,962
	US Treasury Inflation Index Bond, 1.75%, 1/15/28	4,520,343	5,204
	US Treasury Inflation Index Bond, 1.875%, 7/15/19	2,775,475	3,124
	US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,657,848	5,488
	US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,670,538	3,398
	US Treasury Inflation Index Bond, 2.125%, 2/15/41	2,581,643	3,311
	US Treasury Inflation Index Bond, 2.125%, 1/15/19	4,278,310	4,818
	US Treasury Inflation Index Bond, 2.375%, 1/15/17	470,180	514
	US Treasury Inflation Index Bond, 2.375%, 1/15/25	4,275,704	5,180
	US Treasury Inflation Index Bond, 2.375%, 1/15/27	3,203,101	3,931
(k)	US Treasury Inflation Index Bond, 2.50%, 7/15/16	1,349,787	1,465
	US Treasury Inflation Index Bond, 2.50%, 1/15/29	5,481,757	6,916
	US Treasury Inflation Index Bond, 3.375%, 4/15/32	2,063,301	2,979

The Accompanying Notes are an Integral Part of the Financial Statements.

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Governments (53.7%)	Shares/ $ Par	Value $ (000’s)

Governments continued

US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,198,400	3,087
US Treasury Inflation Index Bond, 3.875%, 4/15/29	5,623,566	8,221

Total Governments (Cost: $147,648)		149,511

Municipal Bonds (0.0%)

Municipal Bonds (0.0%)

Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	15,000	20
Los Angeles Department of Water and Power, 5.716%, 7/1/39 RB	15,000	18
State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	38

Total		76

Total Municipal Bonds (Cost: $60)		76

Structured Products (10.1%)

Structured Products (10.1%)

Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.10%, 3/20/19 144A	750,000	758
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 144A	1,050,000	1,040
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.115%, 10/10/45	240,474	250
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class AM, 5.176%, 10/10/45	200,000	211
Banc of America Mortgage Trust, Series 2004-7, Class 7A1, 5.00%, 8/25/19	47,182	48
BB-UBS Trust, Series 2012, Class A, 3.43%, 11/5/36	850,000	843
Chesapeake Funding LLC, Series 2014-1A, Class A, 0.571%, 3/7/26	775,000	776

Structured Products (10.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	89,528	94
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, 4.426%, 2/10/47	550,000	588
Commercial Mortgage Trust, Series 2005-GG3, Class A4, 4.799%, 8/10/42	100,000	101
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-35, Class 1A3, 5.00%, 9/25/18	39,291	40
Federal Home Loan Mortgage Corp., 4.00%, 5/1/42	6,789,877	7,205
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	5,925,536	6,460
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A, 3.551%, 4/10/34	1,000,000	1,036
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/39	705,852	720
Hilton Grand Vacations Trust, Series 2014-AA, Class A, 1.77%, 11/25/26 144A	800,000	800
Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.278%, 5/15/48 144A	950,000	947
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166%, 12/15/46	600,000	644
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.517%, 12/15/46	375,000	405
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	18,286	19
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4, 4.998%, 4/15/30	253,429	255
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, 5.017%, 9/15/40	300,000	313

Structured Products (10.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, 5.263%, 11/15/40	175,000	185
Morgan Stanley Capital I Trust, Series 2005-T17, Class A5, 4.78%, 12/13/41	635,034	641
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.623%, 12/18/37	80,844	82
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43	620,644	643
Sequoia Mortgage Trust, Series 2011-1, Class A1, 4.125%, 2/25/41	71,845	73
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39 144A	483,333	491
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.605%, 8/25/33	261,150	268
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, 2.614%, 6/25/35	575,448	587
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 5.356%, 8/25/35	106,583	110
Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	128,330	132
Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	29,107	30
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4, 6.00%, 8/25/36	145,301	153
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, 6.112%, 1/25/38	118,785	120

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio  105

Inflation Protection Portfolio

	Structured Products (10.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued

	WinWater Mortgage Loan Trust, Series 2014-1, Class A4, 3.50%, 6/20/44 144A	1,075,000	1,104

	Total Structured Products (Cost: $27,574)		28,172

	Short-Term Investments (4.9%)

	Commercial Paper (4.9%)

(b)	BNP Paribas Finance, Inc., 0.03%, 7/1/14	13,600,000	13,600

	Total		13,600

	Money Market Funds (0.0%)

	JPMorgan Money Market Fund	64,005	64

	Total		64

	Total Short-Term Investments (Cost: $13,664)		13,664

	Total Investments (100.4%) (Cost: $275,180)(a)		279,480

	Other Assets, Less Liabilities (-0.4%)		(975)

	Net Assets (100.0%)		278,505

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014 the value of these securities (in thousands) was $7,412 representing 2.7% of the net assets.

GO — General Obligation
RB — Revenue Bond
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
JPY — Japanese Yen

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $275,180 and the net unrealized appreciation of investments based on that cost was $4,300 which is comprised of $8,940 aggregate gross unrealized appreciation and $4,640 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2014, $4,562)	33	9/14	$35
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2014, $2,139)	17	9/14	11
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2014, $7,400)	49	9/14	53

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

The Accompanying Notes are an Integral Part of the Financial Statements.

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(h)	Forward foreign currency contracts outstanding on June 30, 2014.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Securities USA	AUD	1,274	9/14	$—	$(24)	$(24)
Sell	HSBC Securities USA	CAD	2,114	9/14	—	(44)	(44)
Sell	HSBC Securities USA	EUR	14,311	9/14	—	(105)	(105)
Buy	HSBC Securities USA	GBP	66	9/14	1	—	1
Sell	HSBC Securities USA	GBP	13,353	9/14	—	(494)	(494)
Sell	HSBC Securities USA	JPY	50,521	9/14	—	(7)	(7)

					$1	$(674)	$(673)

(j)	Swap agreements outstanding on June 30, 2014.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All	Bank of America, N.A.	1.765%	CPURNSA	8/14	7,700	$2
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	1.870%	CPURNSA	9/16	6,000	29
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	2.420%	CPURNSA	4/18	2,000	(55)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	2.223%	CPURNSA	5/18	2,500	(16)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	2.210%	CPURNSA	3/19	6,500	46
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	2.640%	CPURNSA	3/19	4,500	(121)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	2.510%	CPURNSA	3/19	2,000	(70)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	2.640%	CPURNSA	2/20	2,800	(137)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	2.670%	CPURNSA	4/22	3,000	(142)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	2.763%	CPURNSA	3/23	700	(23)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	1.770%	CPURNSA	9/14	1,000	2
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.095%	CPURNSA	10/15	2,500	(32)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio  107

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All	Barclays Bank PLC	2.303%	CPURNSA	1/16	1,700	$(7)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.520%	CPURNSA	5/16	5,400	(136)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.720%	CPURNSA	8/17	2,000	(167)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.345%	CPURNSA	9/17	13,000	(136)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.526%	CPURNSA	5/23	5,500	(51)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.535%	CPURNSA	5/23	1,000	(10)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.895%	CPURNSA	12/27	1,700	(174)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.784%	CPURNSA	7/44	1,400	—
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity

$(1,198)

(k)	Cash or securities with an aggregate value of $1,465 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2014.

The Accompanying Notes are an Integral Part of the Financial Statements.

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The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$149,511	$—
Foreign Bonds	—	46,680	—
Municipal Bonds	—	76	—
Corporate Bonds	—	41,377	—
Structured Products	—	27,396	776
Short-Term Investments	64	13,600	—
Other Financial Instruments^
Futures	99	—	—
Forward Currency Contracts	—	1	—
Total Return Swaps	—	79	—

Total Assets	$163	$278,720	$776

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	$—	$(674)	—
Total Return Swaps	—	(1,277)	—

Total Liabilities	$—	$(1,951)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio  109

High Yield Bond Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower quality securities, which may represent a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio’s investments in convertible securities are subject to the risks associated with investments in equity securities, including market risk.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,048.00	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.36

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

110  High Yield Bond Portfolio

High Yield Bond Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Common Stocks & Warrants (0.1%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining (0.1%)

*	Patriot Coal Corp. Warrants	14,178	195
*	Thompson Creek Metals Co., Inc.	185,779	550

	Total		745

	Total Common Stocks & Warrants (Cost: $626)		745

	Preferred Stocks (1.1%)

	Energy (0.2%)

	SandRidge Energy, Inc., 8.50%, 12/31/49	9,300	1,051

	Total		1,051

	Financials (0.8%)

	Ally Financial, Inc., 7.00%, 12/31/49 144A	1,302	1,305
	Ally Financial, Inc., 8.50%, 12/31/49	93,329	2,578
	GMAC Capital Trust I, 8.125%, 2/15/40	24,559	670

	Total		4,553

	Telecommunications (0.1%)

	Crown Castle International Corp., 4.50%, 11/1/16	2,215	226

	Total		226

	Total Preferred Stocks (Cost: $4,998)		5,830

	Bonds (88.3%)

	Aerospace & Defense (1.3%)

	Bombardier, Inc., 5.75%, 3/15/22 144A	770,000	789
	Bombardier, Inc., 6.00%, 10/15/22 144A	480,000	492
	Bombardier, Inc., 6.125%, 1/15/23 144A	865,000	891
	Bombardier, Inc., 7.75%, 3/15/20 144A	1,915,000	2,164
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	550,000	601
	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19 144A	590,000	614
	Spirit AeroSystems, Inc., 5.25%, 3/15/22 144A	145,000	147

	Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

	Aerospace & Defense continued

	TransDigm, Inc., 6.00%, 7/15/22 144A	390,000	401
	TransDigm, Inc., 6.50%, 7/15/24 144A	390,000	406
	Triumph Group, Inc., 4.875%, 4/1/21	605,000	603
	Triumph Group, Inc., 5.25%, 6/1/22 144A	340,000	341

	Total		7,449

	Autos & Vehicle Parts (2.2%)

	American Axle & Manufacturing, Inc., 5.125%, 2/15/19	235,000	247
	American Axle & Manufacturing, Inc., 6.25%, 3/15/21	900,000	967
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	2,945,000	3,328
(d)	Exide Technologies, 8.625%, 2/1/18	740,000	444
	General Motors Financial Co., Inc., 4.75%, 8/15/17	840,000	894
	The Goodyear Tire & Rubber Co., 6.50%, 3/1/21	1,200,000	1,302
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	820,000	900
	Jaguar Land Rover Automotive PLC, 4.125%, 12/15/18 144A	880,000	906
	Lear Corp., 5.375%, 3/15/24	480,000	493
	Meritor, Inc., 6.25%, 2/15/24	190,000	199
	Meritor, Inc., 6.75%, 6/15/21	435,000	468
	Navistar International Corp., 8.25%, 11/1/21	950,000	992
	Schaeffler Finance BV, 4.75%, 5/15/21 144A	845,000	870
	Schaeffler Holding Finance BV, 6.875%, 8/15/18 144A	570,000	601

	Total		12,611

	Banking (1.8%)

	Ally Financial, Inc., 2.75%, 1/30/17	500,000	506
	Ally Financial, Inc., 3.50%, 1/27/19	895,000	904
	Ally Financial, Inc., 5.50%, 2/15/17	990,000	1,073
	Ally Financial, Inc., 7.50%, 9/15/20	925,000	1,115

	Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

	Banking continued

	Ally Financial, Inc., 8.00%, 3/15/20	2,070,000	2,515
	Bank of America Corp., 5.125%, 12/29/49	1,220,000	1,215
	E*TRADE Financial Corp., 6.375%, 11/15/19	620,000	671
	E*TRADE Financial Corp., 6.75%, 6/1/16	605,000	656
	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.875%, 4/15/22 144A	385,000	389
	JPMorgan Chase & Co., 7.90%, 4/29/49	1,120,000	1,251

	Total		10,295

	Basic Materials (3.7%)

	Ardagh Finance Holdings SA, 8.625%, 6/15/19 144A	390,000	402
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	430,000	476
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21 144A	145,000	145
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19 144A	1,195,000	1,225
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	218,824	226
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	445,000	491
	Belden, Inc., 5.25%, 7/15/24 144A	245,000	247
	Berry Plastics Corp., 5.50%, 5/15/22	735,000	739
	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II, 6.00%, 6/15/17 144A	990,000	1,015
(c)	BOE Intermediate Holding Corp., 9.00%, 11/1/17 144A	1,025,197	1,075

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio  111

High Yield Bond Portfolio

	Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued

(c)	BOE Merger Corp., 9.50%, 11/1/17 144A	360,000	379
	Cascades, Inc., 5.50%, 7/15/22 144A	585,000	584
	Cascades, Inc., 7.875%, 1/15/20	810,000	861
	Exopack Holdings SA, 7.875%, 11/1/19 144A	330,000	353
	Garda World Security Corp., 7.25%, 11/15/21 144A	385,000	405
	Graphic Packaging International, Inc., 4.75%, 4/15/21	600,000	612
	Harland Clarke Holdings Corp., 6.875%, 3/1/20 144A	435,000	461
	Harland Clarke Holdings Corp., 9.25%, 3/1/21 144A	915,000	958
	The Hillman Group, Inc., 6.375%, 7/15/22 144A	145,000	145
	Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 6.875%, 2/15/19 144A	435,000	459
	Plastipak Holdings, Inc., 6.50%, 10/1/21 144A	570,000	601
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	1,725,000	1,820
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	205,000	221
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	485,000	528
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	1,740,000	1,892
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	1,070,000	1,133
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	1,010,000	1,119

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued

Sealed Air Corp., 6.50%, 12/1/20 144A	370,000	416
Sealed Air Corp., 8.125%, 9/15/19 144A	425,000	468
Sealed Air Corp., 8.375%, 9/15/21 144A	785,000	899
Signode Industrial Group US, Inc., 6.375%, 5/1/22 144A	480,000	486

Total		20,841

Builders & Building Materials (2.0%)

Brookfield Residential Properties, Inc., 6.50%, 12/15/20 144A	430,000	455
Building Materials Corp. of America, 6.75%, 5/1/21 144A	760,000	819
Cemex Finance LLC, 6.00%, 4/1/24 144A	615,000	640
Cemex SAB de CV, 5.875%, 3/25/19 144A	300,000	313
Cemex SAB de CV, 6.50%, 12/10/19 144A	1,715,000	1,837
D.R. Horton, Inc., 3.75%, 3/1/19	480,000	482
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19 144A	540,000	551
KB Home, 4.75%, 5/15/19	480,000	484
KB Home, 7.25%, 6/15/18	610,000	686
KB Home, 9.10%, 9/15/17	720,000	848
Lennar Corp., 4.50%, 6/15/19	460,000	471
Mattamy Group Corp., 6.50%, 11/15/20 144A	385,000	395
Ply Gem Industries, Inc., 6.50%, 2/1/22 144A	620,000	600
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	900,000	1,010
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.625%, 3/1/24 144A	335,000	332
USG Corp., 5.875%, 11/1/21 144A	140,000	148
USG Corp., 7.875%, 3/30/20 144A	575,000	637
Weyerhaeuser Real EstateCo., 4.375%, 6/15/19 144A	730,000	732

Total		11,440

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Capital Goods (1.1%)

Ashtead Capital, Inc., 6.50%, 7/15/22 144A	235,000	257
BlueLine Rental Finance Corp., 7.00%, 2/1/19 144A	215,000	230
Case New Holland, Inc., 7.875%, 12/1/17	1,015,000	1,182
CNH Capital LLC, 3.625%, 4/15/18	760,000	776
Jurassic Holdings III, 6.875%, 2/15/21 144A	1,975,000	2,014
Terex Corp., 6.00%, 5/15/21	620,000	668
United Rentals North America, Inc., 5.75%, 7/15/18	290,000	307
United Rentals North America, Inc., 6.125%, 6/15/23	385,000	413
United Rentals North America, Inc., 7.375%, 5/15/20	405,000	448

Total		6,295

Chemicals (1.9%)

Celanese US Holdings LLC, 4.625%, 11/15/22	825,000	829
Hexion US Finance Corp., 6.625%, 4/15/20	1,910,000	2,025
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,655,000	1,721
Huntsman International LLC, 4.875%, 11/15/20	1,385,000	1,433
Ineos Finance PLC, 7.50%, 5/1/20 144A	400,000	435
Ineos Finance PLC, 8.375%, 2/15/19 144A	540,000	590
Ineos Group Holdings SA, 5.875%, 2/15/19 144A	1,290,000	1,322
Ineos Group Holdings SA, 6.125%, 8/15/18 144A	415,000	430
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	1,065,000	1,105
Tronox Finance, 6.375%, 8/15/20	890,000	919

Total		10,809

Conglomerate & Diversified Manufacturing (0.6%)

Amsted Industries, Inc., 5.00%, 3/15/22 144A	765,000	765
Gardner Denver, Inc., 6.875%, 8/15/21 144A	340,000	357

The Accompanying Notes are an Integral Part of the Financial Statements.

112  High Yield Bond Portfolio

High Yield Bond Portfolio

	Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

	Conglomerate & Diversified Manufacturing continued

	Gates Global LLC / Gates Global Co., 6.00%, 7/15/22 144A	735,000	735
	Polymer Group, Inc., 6.875%, 6/1/19 144A	245,000	249
	Rexel SA, 5.25%, 6/15/20 144A	795,000	827
	WESCO Distribution, Inc., 5.375%, 12/15/21 144A	475,000	485

	Total		3,418

	Consumer Products & Retailing (3.0%)

	AutoNation, Inc., 5.50%, 2/1/20	540,000	596
(c)	BI-LO LLC/BI-LO Finance Corp., 8.625%, 9/15/18 144A	685,000	695
	C&S Group Enterprises LLC, 5.375%, 7/15/22 144A	880,000	884
	Cash America International, Inc., 5.75%, 5/15/18	785,000	809
(c)	Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19 144A	440,000	441
	Conn’s, Inc., 7.25%, 7/15/22 144A	880,000	882
	Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 144A	245,000	256
	First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	1,520,000	1,436
	Group 1 Automotive, Inc., 5.00%, 6/1/22 144A	340,000	340
	Guitar Center, Inc., 6.50%, 4/15/19 144A	302,000	299
	Guitar Center, Inc., 9.625%, 4/15/20 144A	1,125,000	1,072
	Hanesbrands, Inc., 6.375%, 12/15/20	615,000	665
	Levi Strauss & Co., 6.875%, 5/1/22	575,000	634
	Levi Strauss & Co., 7.625%, 5/15/20	615,000	662
	Limited Brands, Inc., 5.625%, 2/15/22	330,000	357
	Limited Brands, Inc., 8.50%, 6/15/19	580,000	712
	The Men’s Wearhouse, Inc., 7.00%, 7/1/22 144A	245,000	254
	Neiman Marcus Group LTD, Inc., 8.00%, 10/15/21 144A	425,000	458

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued

Prestige Brands, Inc., 5.375%, 12/15/21 144A	425,000	433
Rent-A-Center, Inc., 4.75%, 5/1/21	240,000	227
Rent-A-Center, Inc., 6.625%, 11/15/20	1,055,000	1,098
Revlon Consumer Products Corp., 5.75%, 2/15/21	905,000	930
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	60,000	64
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	870,000	942
SUPERVALU, Inc., 6.75%, 6/1/21	780,000	803
SUPERVALU, Inc., 8.00%, 5/1/16	1,030,000	1,132

Total		17,081

Electric Utilities (2.3%)

The AES Corp., 3.229%, 6/1/19	345,000	348
The AES Corp., 5.50%, 3/15/24	765,000	782
The AES Corp., 8.00%, 6/1/20	1,170,000	1,407
Calpine Corp., 6.00%, 1/15/22 144A	330,000	356
Calpine Corp., 7.50%, 2/15/21 144A	739,000	802
Calpine Corp., 7.875%, 7/31/20 144A	1,427,000	1,548
GenOn Americas Generation LLC, 8.50%, 10/1/21	1,330,000	1,380
NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/19 144A	490,000	491
NRG Energy, Inc., 6.25%, 7/15/22 144A	1,060,000	1,129
NRG Energy, Inc., 6.25%, 5/1/24 144A	965,000	1,009
NRG Energy, Inc., 7.625%, 1/15/18	1,765,000	2,025
NRG Energy, Inc., 8.25%, 9/1/20	230,000	251
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	705,000	761
Southern Star Central Corp., 5.125%, 7/15/22 144A	370,000	373

Total		12,662

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Energy (14.2%)

AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	915,000	993
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,185,000	1,265
Antero Resources Finance Corp., 5.375%, 11/1/21	945,000	980
Athlon Holdings LP/Athlon Finance Corp., 6.00%, 5/1/22 144A	335,000	347
Athlon Holdings LP/Athlon Finance Corp., 7.375%, 4/15/21 144A	300,000	327
Atwood Oceanics, Inc., 6.50%, 2/1/20	340,000	363
Baytex Energy Corp., 5.125%, 6/1/21 144A	295,000	297
Baytex Energy Corp., 5.625%, 6/1/24 144A	340,000	341
Berry Petroleum Co., 6.375%, 9/15/22	1,000,000	1,065
Bill Barrett Corp., 7.00%, 10/15/22	860,000	912
Bill Barrett Corp., 7.625%, 10/1/19	1,280,000	1,379
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	240,000	257
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 4/15/22	475,000	514
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	445,000	488
CGG SA, 6.875%, 1/15/22 144A	1,940,000	1,935
Chesapeake Energy Corp., 5.375%, 6/15/21	1,140,000	1,214
Chesapeake Energy Corp., 6.125%, 2/15/21	1,400,000	1,568
Chesapeake Energy Corp., 6.875%, 11/15/20	1,255,000	1,456
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	885
Chesapeake Oilfield Operating LLC, 6.50%, 7/15/22 144A	245,000	251
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	425,000	457

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio  113

High Yield Bond Portfolio

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Energy continued

Cimarex Energy Co., 5.875%, 5/1/22	960,000	1,061
Comstock Resources, Inc., 7.75%, 4/1/19	715,000	761
Comstock Resources, Inc., 9.50%, 6/15/20	955,000	1,089
Concho Resources, Inc., 5.50%, 4/1/23	700,000	752
Concho Resources, Inc., 7.00%, 1/15/21	300,000	329
Denbury Resources, Inc., 5.50%, 5/1/22	1,445,000	1,478
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21	855,000	915
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	1,435,000	1,643
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	290,000	327
EXCO Resources, Inc., 8.50%, 4/15/22	720,000	778
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21	1,100,000	1,111
Exterran Partners LP/EXLP Finance Corp., 6.00%, 10/1/22 144A	725,000	736
Forest Oil Corp., 7.25%, 6/15/19	725,000	718
Forum Energy Technologies, Inc., 6.25%, 10/1/21 144A	665,000	705
Halcon Resources Corp., 8.875%, 5/15/21	725,000	779
Halcon Resources Corp., 9.75%, 7/15/20	1,495,000	1,631
Hercules Offshore, Inc., 6.75%, 4/1/22 144A	525,000	500
Hercules Offshore, Inc., 7.50%, 10/1/21 144A	840,000	834
Hercules Offshore, Inc., 8.75%, 7/15/21 144A	625,000	661
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/1/24 144A	390,000	390
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	485,000	530
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	800,000	798

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Energy continued

Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	345,000	357
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/1/22 144A	230,000	243
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	455,000	474
Kodiak Oil & Gas Corp., 5.50%, 2/1/22	570,000	591
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	855,000	947
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21 144A	735,000	746
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21	585,000	594
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	1,155,000	1,210
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	1,940,000	2,047
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	920,000	992
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	190,000	205
Magnum Hunter Resources Corp., 9.75%, 5/15/20	1,235,000	1,365
McDermott International, Inc., 8.00%, 5/1/21 144A	1,070,000	1,099
MEG Energy Corp., 6.375%, 1/30/23 144A	1,370,000	1,456
Memorial Resource Development Corp., 5.875%, 7/1/22 144A	340,000	343
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, 6/1/21	1,750,000	1,921
Northern Oil and Gas, Inc., 8.00%, 6/1/20	295,000	315
Oasis Petroleum, Inc., 6.50%, 11/1/21	1,090,000	1,172
Oasis Petroleum, Inc., 6.875%, 3/15/22 144A	740,000	807
Offshore Group Investment, Ltd., 7.50%, 11/1/19	1,505,000	1,592
Pacific Drilling SA, 5.375%, 6/1/20 144A	780,000	764
Pacific Drilling V, Ltd., 7.25%, 12/1/17 144A	1,255,000	1,327

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Energy continued

Parker Drilling Co., 6.75%, 7/15/22 144A	385,000	400
Petroleum Geo-Services ASA, 7.375%, 12/15/18 144A	910,000	971
Pioneer Energy Services, Corp., 6.125%, 3/15/22 144A	95,000	98
Precision Drilling Corp., 5.25%, 11/15/24 144A	490,000	492
QEP Resources, Inc., 5.25%, 5/1/23	590,000	603
QEP Resources, Inc., 6.875%, 3/1/21	1,130,000	1,268
Range Resources Corp., 5.75%, 6/1/21	725,000	783
Rosetta Resources, Inc., 5.625%, 5/1/21	500,000	514
Rosetta Resources, Inc., 5.875%, 6/1/24	490,000	510
Rosetta Resources, Inc., 5.875%, 6/1/22	1,895,000	1,980
Samson Investment Co., 10.75%, 2/15/20 144A	1,890,000	1,992
Sanchez Energy Corp., 6.125%, 1/15/23 144A	245,000	253
Sanchez Energy Corp., 7.75%, 6/15/21 144A	2,220,000	2,409
SandRidge Energy, Inc., 7.50%, 3/15/21	1,785,000	1,934
SandRidge Energy, Inc., 7.50%, 2/15/23	580,000	629
SandRidge Energy, Inc., 8.125%, 10/15/22	755,000	831
SM Energy Co., 6.50%, 11/15/21	960,000	1,039
SM Energy Co., 6.50%, 1/1/23	335,000	363
Swift Energy Co., 7.875%, 3/1/22	300,000	314
Swift Energy Co., 8.875%, 1/15/20	900,000	959
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	925,000	978
Unit Corp., 6.625%, 5/15/21	695,000	742
Venoco, Inc., 8.875%, 2/15/19	740,000	720
Whiting Petroleum Corp., 5.00%, 3/15/19	950,000	1,000
Whiting Petroleum Corp., 5.75%, 3/15/21	570,000	624
WPX Energy, Inc., 5.25%, 1/15/17	545,000	580
WPX Energy, Inc., 6.00%, 1/15/22	685,000	731

Total		80,104

The Accompanying Notes are an Integral Part of the Financial Statements.

114  High Yield Bond Portfolio

High Yield Bond Portfolio

	Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

	Entertainment (1.1%)

	24 Hour Holdings III LLC, 8.00%, 6/1/22 144A	490,000	488
	Activision Blizzard, Inc., 5.625%, 9/15/21 144A	570,000	614
	AMC Entertainment, Inc., 9.75%, 12/1/20	980,000	1,117
(c)	Carlson Travel Holdings, Inc., 7.50%, 8/15/19 144A	460,000	469
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 6/1/24 144A	340,000	344
	DreamWorks Animation SKG, Inc., 6.875%, 8/15/20 144A	840,000	905
	Live Nation Entertainment, Inc., 5.375%, 6/15/22 144A	245,000	248
	Regal Entertainment Group, 5.75%, 3/15/22	480,000	498
	Speedway Motorsports, Inc., 6.75%, 2/1/19	655,000	695
	WMG Acquisition Corp., 5.625%, 4/15/22 144A	145,000	146
	WMG Acquisition Corp., 6.00%, 1/15/21 144A	216,000	223
	WMG Acquisition Corp., 6.75%, 4/15/22 144A	690,000	690

	Total		6,437

	Finance (4.5%)

	AerCap Aviation Solutions BV, 6.375%, 5/30/17	690,000	761
	Aircastle, Ltd., 4.625%, 12/15/18	475,000	489
	Aircastle, Ltd., 5.125%, 3/15/21	1,195,000	1,237
	Aircastle, Ltd., 6.25%, 12/1/19	435,000	476
	Aircastle, Ltd., 7.625%, 4/15/20	285,000	333
	Aviation Capital Group Corp., 4.625%, 1/31/18 144A	605,000	638
	AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	1,361,200	1,402
	CIT Group, Inc., 5.00%, 5/15/17	455,000	485
	CIT Group, Inc., 5.00%, 8/15/22	870,000	900
	CIT Group, Inc., 5.25%, 3/15/18	1,680,000	1,804

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Finance continued

CIT Group, Inc., 5.375%, 5/15/20	765,000	821
CIT Group, Inc., 5.50%, 2/15/19 144A	535,000	580
FTI Consulting, Inc., 6.00%, 11/15/22	495,000	509
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	480,000	485
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,885,000	2,019
International Lease Finance Corp., 7.125%, 9/1/18 144A	1,325,000	1,537
International Lease Finance Corp., 8.75%, 3/15/17	1,840,000	2,139
International Lease Finance Corp., 8.875%, 9/1/17	925,000	1,095
iStar Financial, Inc., 4.00%, 11/1/17	245,000	246
iStar Financial, Inc., 5.00%, 7/1/19	245,000	245
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 8/1/18	530,000	546
PHH Corp., 6.375%, 8/15/21	1,140,000	1,203
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 144A	795,000	805
SLM Corp., 4.875%, 6/17/19	945,000	974
SLM Corp., 5.50%, 1/15/19	760,000	808
SLM Corp., 8.00%, 3/25/20	550,000	636
SLM Corp., 8.45%, 6/15/18	970,000	1,147
Springleaf Finance Corp., 6.00%, 6/1/20	1,170,000	1,211

Total		25,531

Food & Beverage (2.2%)

ARAMARK Corp., 5.75%, 3/15/20	900,000	952
Cott Beverages, Inc., 5.375%, 7/1/22 144A	730,000	732
Darling Ingredients, Inc., 5.375%, 1/15/22 144A	285,000	296
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	630,000	668
JBS Investments GmbH, 7.25%, 4/3/24 144A	1,115,000	1,154

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued

JBS Investments GmbH, 7.75%, 10/28/20 144A	665,000	711
JBS USA LLC / JBS USA Finance, Inc., 5.875%, 7/15/24 144A	830,000	828
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	1,410,000	1,512
Land O’ Lakes, Inc., 6.00%, 11/15/22 144A	1,020,000	1,099
Post Holdings, Inc., 6.00%, 12/15/22 144A	490,000	500
Post Holdings, Inc., 6.75%, 12/1/21 144A	1,420,000	1,509
Post Holdings, Inc., 7.375%, 2/15/22 144A	170,000	184
Post Holdings, Inc., 7.375%, 2/15/22	467,000	505
Smithfield Foods, Inc., 6.625%, 8/15/22	785,000	859
Sun Merger Sub, Inc., 5.25%, 8/1/18 144A	570,000	596
Sun Merger Sub, Inc., 5.875%, 8/1/21 144A	285,000	301
TreeHouse Foods, Inc., 4.875%, 3/15/22	190,000	195

Total		12,601

Gaming/Leisure/Lodging (1.5%)

Churchill Downs, Inc., 5.375%, 12/15/21 144A	235,000	241
Golden Nugget Escrow, Inc., 8.50%, 12/1/21 144A	475,000	499
MGM Resorts International, 6.625%, 12/15/21	755,000	840
MGM Resorts International, 6.75%, 10/1/20	595,000	664
MGM Resorts International, 7.75%, 3/15/22	565,000	662
MGM Resorts International, 8.625%, 2/1/19	855,000	1,019
NCL Corp., Ltd., 5.00%, 2/15/18	300,000	310
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21	360,000	359
Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22	430,000	451
Scientific Games International, Inc., 6.25%, 9/1/20	980,000	965
Scientific Games International, Inc., 6.625%, 5/15/21 144A	390,000	386

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio  115

High Yield Bond Portfolio

	Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued

	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	1,125,000	1,128
	Wynn Macau, Ltd., 5.25%, 10/15/21 144A	860,000	884

	Total		8,408

	Healthcare (5.4%)

	Acadia Healthcare Co., 5.125%, 7/1/22 144A	145,000	145
	Biomet, Inc., 6.50%, 8/1/20	725,000	781
	Catamaran Corp., 4.75%, 3/15/21	270,000	273
	CHS/Community Health Systems, Inc., 5.125%, 8/15/18	575,000	603
	CHS/Community Health Systems, Inc., 6.875%, 2/1/22 144A	865,000	917
	CHS/Community Health Systems, Inc., 7.125%, 7/15/20	870,000	942
	CHS/Community Health Systems, Inc., 8.00%, 11/15/19	2,170,000	2,376
(c)	ConvaTec Finance International SA, 8.25%, 1/15/19 144A	285,000	291
	Envision Healthcare Corp., 5.125%, 7/1/22 144A	490,000	494
	Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	1,210,000	1,319
	Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	335,000	370
	Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	245,000	277
	HCA Holdings, Inc., 6.25%, 2/15/21	1,065,000	1,143
	HCA Holdings, Inc., 7.75%, 5/15/21	1,230,000	1,348
	HCA, Inc., 5.875%, 3/15/22	2,730,000	2,959
	HCA, Inc., 5.875%, 5/1/23	670,000	701
	HCA, Inc., 6.50%, 2/15/20	1,400,000	1,575
	HCA, Inc., 8.00%, 10/1/18	580,000	686
	Hologic, Inc., 6.25%, 8/1/20	230,000	243
	Kindred Healthcare, Inc., 6.375%, 4/15/22 144A	1,060,000	1,065

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued

Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	925,000	1,064
LifePoint Hospitals, Inc., 5.50%, 12/1/21 144A	1,060,000	1,110
Ortho-Clinical Diagnostics, Inc., 6.625%, 5/15/22 144A	1,875,000	1,861
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	1,000,000	1,090
Tenet Healthcare Corp., 4.50%, 4/1/21	600,000	604
Tenet Healthcare Corp., 5.00%, 3/1/19 144A	480,000	487
Tenet Healthcare Corp., 6.00%, 10/1/20	1,070,000	1,161
Tenet Healthcare Corp., 6.25%, 11/1/18	860,000	955
Tenet Healthcare Corp., 6.75%, 2/1/20	760,000	826
Tenet Healthcare Corp., 8.125%, 4/1/22	1,855,000	2,147
WellCare Health Plans, Inc., 5.75%, 11/15/20	475,000	506

Total		30,319

Insurance (0.6%)

Centene Corp., 4.75%, 5/15/22	460,000	467
Centene Corp., 5.75%, 6/1/17	1,620,000	1,762
Hockey Merger Sub 2, Inc., 7.875%, 10/1/21 144A	1,140,000	1,221

Total		3,450

Media (9.8%)

Cablevision Systems Corp., 7.75%, 4/15/18	615,000	695
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.25%, 2/15/22 144A	350,000	360
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	1,560,000	1,599
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 9/1/23	1,000,000	1,036
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	1,125,000	1,198
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	570,000	621

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Media continued

Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 144A	880,000	877
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	1,225,000	1,302
CSC Holdings LLC, 6.75%, 11/15/21	1,900,000	2,090
CSC Holdings LLC, 7.625%, 7/15/18	870,000	1,005
CSC Holdings LLC, 7.875%, 2/15/18	535,000	617
CSC Holdings LLC, 8.625%, 2/15/19	445,000	529
DISH DBS Corp., 4.25%, 4/1/18	1,715,000	1,784
DISH DBS Corp., 5.00%, 3/15/23	810,000	825
DISH DBS Corp., 5.125%, 5/1/20	1,200,000	1,261
DISH DBS Corp., 5.875%, 7/15/22	775,000	841
DISH DBS Corp., 6.75%, 6/1/21	1,210,000	1,379
DISH DBS Corp., 7.875%, 9/1/19	1,760,000	2,090
Gannett Co., 5.125%, 10/15/19 144A	570,000	590
Gannett Co., 5.125%, 7/15/20 144A	715,000	734
Gray Television, Inc., 7.50%, 10/1/20	700,000	754
Hughes Satellite Systems Corp., 6.50%, 6/15/19	965,000	1,076
Hughes Satellite Systems Corp., 7.625%, 6/15/21	605,000	693
IAC/InterActiveCorp., 4.875%, 11/30/18	475,000	495
Inmarsat Finance PLC, 4.875%, 5/15/22 144A	980,000	990
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	1,000,000	1,044
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	1,050,000	1,117
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	770,000	830
Intelsat Jackson Holdings SA, 8.50%, 11/1/19	845,000	898

The Accompanying Notes are an Integral Part of the Financial Statements.

116  High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Media continued

Intelsat Luxembourg SA, 7.75%, 6/1/21 144A	1,355,000	1,435
Lee Enterprises, Inc., 9.50%, 3/15/22 144A	675,000	721
LIN Television Corp., 6.375%, 1/15/21	600,000	632
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 4/15/21 144A	990,000	1,002
Netflix, Inc., 5.375%, 2/1/21	480,000	503
Nexstar Finance, Inc., 6.875%, 11/15/20	285,000	307
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 144A	970,000	977
Numericable Group SA, 4.875%, 5/15/19 144A	1,875,000	1,924
Numericable Group SA, 6.00%, 5/15/22 144A	960,000	998
Numericable Group SA, 6.25%, 5/15/24 144A	480,000	501
Outerwall, Inc., 5.875%, 6/15/21 144A	1,370,000	1,380
Outerwall, Inc., 6.00%, 3/15/19	1,280,000	1,328
R.R. Donnelley & Sons Co., 6.00%, 4/1/24	480,000	485
R.R. Donnelley & Sons Co., 7.00%, 2/15/22	285,000	314
R.R. Donnelley & Sons Co., 7.875%, 3/15/21	480,000	552
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,000,000	1,006
Sinclair Television Group, Inc., 6.125%, 10/1/22	760,000	794
Sinclair Television Group, Inc., 6.375%, 11/1/21	400,000	425
Sirius XM Holdings, Inc., 4.25%, 5/15/20 144A	470,000	464
Sirius XM Holdings, Inc., 4.625%, 5/15/23 144A	400,000	383
Sirius XM Holdings, Inc., 5.75%, 8/1/21 144A	760,000	798
Sirius XM Holdings, Inc., 5.875%, 10/1/20 144A	855,000	904
Sirius XM Radio, Inc., 6.00%, 7/15/24 144A	980,000	1,019

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Media continued

Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	745,000	776
Time, Inc., 5.75%, 4/15/22 144A	720,000	727
Univision Communications, Inc., 6.75%, 9/15/22 144A	647,000	716
Univision Communications, Inc., 7.875%, 11/1/20 144A	700,000	770
UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	985,000	1,049
UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	340,000	374
Videotron, Ltd., 5.00%, 7/15/22	960,000	986
Virgin Media Secured Finance PLC, 5.375%, 4/15/21 144A	1,005,000	1,055
VTR Finance BV, 6.875%, 1/15/24 144A	435,000	467

Total		55,102

Metals & Mining (5.2%)

AK Steel Corp., 7.625%, 5/15/20	510,000	525
AK Steel Corp., 8.75%, 12/1/18	925,000	1,036
Aleris International, Inc., 7.625%, 2/15/18	460,000	475
Aleris International, Inc., 7.875%, 11/1/20	600,000	624
Alpha Natural Resources, Inc., 6.00%, 6/1/19	1,790,000	1,302
Alpha Natural Resources,Inc., 7.50%, 8/1/20 144A	640,000	619
ArcelorMittal, 5.75%, 8/5/20	915,000	984
ArcelorMittal, 6.00%, 3/1/21	1,755,000	1,900
ArcelorMittal, 6.125%, 6/1/18	2,005,000	2,200
ArcelorMittal, 6.75%, 2/25/22	1,230,000	1,378
CONSOL Energy, Inc., 5.875%, 4/15/22 144A	480,000	503
CONSOL Energy, Inc., 8.25%, 4/1/20	1,470,000	1,591
Constellium NV, 5.75%, 5/15/24 144A	295,000	310
First Quantum Minerals, Ltd., 7.00%, 2/15/21 144A	1,249,000	1,285
First Quantum Minerals, Ltd., 7.25%, 5/15/22 144A	1,180,000	1,230

	Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued

	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	575,000	594
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	1,215,000	1,323
	GrafTech International, Ltd., 6.375%, 11/15/20	1,265,000	1,303
	HudBay Minerals, Inc., 9.50%, 10/1/20	455,000	501
	KGHM International, Ltd., 7.75%, 6/15/19 144A	905,000	972
	Molycorp, Inc., 10.00%, 6/1/20	820,000	754
	New Gold, Inc., 6.25%, 11/15/22 144A	735,000	764
(c)	Patriot Coal Corp., 15.00%, 12/15/23	129,885	188
	Peabody Energy Corp., 6.00%, 11/15/18	1,705,000	1,777
	Peabody Energy Corp., 6.25%, 11/15/21	610,000	608
	Peabody Energy Corp., 6.50%, 9/15/20	765,000	771
	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 144A	310,000	325
	Steel Dynamics, Inc., 6.125%, 8/15/19	385,000	419
	Steel Dynamics, Inc., 6.375%, 8/15/22	385,000	419
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	730,000	721
	United States Steel Corp., 7.375%, 4/1/20	930,000	1,025
	Vedanta Resources PLC, 6.00%, 1/31/19 144A	585,000	605

	Total		29,031

	Oil & Gas (0.8%)

	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 4/15/21 144A	460,000	469
	CITGO Petroleum Corp., 11.50%, 7/1/17 144A	570,000	604
	Global Partners LP / GLP Finance Corp., 6.25%, 7/15/22 144A	245,000	245
	Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20	430,000	466

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio  117

High Yield Bond Portfolio

	Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

	Oil & Gas continued

	PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	1,125,000	1,226
	Tesoro Corp., 5.375%, 10/1/22	395,000	413
	Ultra Petroleum Corp., 5.75%, 12/15/18 144A	425,000	447
	Western Refining, Inc., 6.25%, 4/1/21	490,000	512

	Total		4,382

	Other Holdings (–%)

(d)	General Motors Co. Escrow, 7.20%, 1/15/15	380,000	—
(d)	General Motors Co. Escrow, 8.375%, 7/15/33	3,515,000	—

	Total		—

	Pharmaceuticals (2.2%)

	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	1,110,000	1,240
(c)	Capsugel SA, 7.00%, 5/15/19 144A	330,000	340
	Endo Finance LLC, 5.75%, 1/15/22 144A	945,000	964
	Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 144A	1,220,000	1,219
	Endo Finance LLC & Endo Finco, Inc., 7.00%, 7/15/19 144A	340,000	363
	Endo Finance LLC & Endo Finco, Inc., 7.25%, 1/15/22 144A	605,000	653
	Forest Laboratories, Inc., 4.375%, 2/1/19 144A	1,010,000	1,090
	Forest Laboratories, Inc., 5.00%, 12/15/21 144A	565,000	619
	Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22 144A	335,000	348
	JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 144A	345,000	357
	Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21 144A	355,000	381
	Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	475,000	489
	Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20 144A	595,000	632

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued

Valeant Pharmaceuticals International, Inc., 6.75%, 10/1/17 144A	555,000	579
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18 144A	1,141,000	1,229
Valeant Pharmaceuticals International, Inc., 6.875%, 12/1/18 144A	1,585,000	1,658

Total		12,161

Pipelines (3.6%)

Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	385,000	407
Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	685,000	757
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20	790,000	839
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 12/15/20	995,000	1,045
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 3/1/22 144A	380,000	400
El Paso LLC, 6.50%, 9/15/20	500,000	554
El Paso LLC, 7.25%, 6/1/18	590,000	672
Energy Transfer Equity LP, 7.50%, 10/15/20	1,580,000	1,825
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21	725,000	754
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	775,000	845
Kinder Morgan, Inc., 5.00%, 2/15/21 144A	530,000	550
Kinder Morgan, Inc., 5.625%, 11/15/23 144A	455,000	467

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued

MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	353,000	386
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	615,000	667
NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21 144A	710,000	756
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.50%, 5/15/21	295,000	322
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	677,000	766
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/1/23	475,000	470
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	950,000	1,024
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/1/22	385,000	418
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,205,000	1,274
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	895,000	933
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22 144A	1,660,000	1,805
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	405,000	440
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	475,000	501
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	420,000	443

The Accompanying Notes are an Integral Part of the Financial Statements.

118  High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued

Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	685,000	731

Total		20,051

Real Estate Investment Trusts (0.5%)

MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	810,000	869
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	885,000	965
PennyMac Corp., 5.375%, 5/1/20 144A	920,000	912
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/1/21	190,000	199

Total		2,945

Services (1.8%)

The ADT Corp., 4.125%, 4/15/19	360,000	362
The ADT Corp., 6.25%, 10/15/21	1,215,000	1,288
APX Group, 8.75%, 12/1/20	475,000	482
APX Group, Inc., 6.375%, 12/1/19	190,000	197
Clean Harbors, Inc., 5.125%, 6/1/21	310,000	317
Clean Harbors, Inc., 5.25%, 8/1/20	550,000	567
The Geo Group, Inc., 5.875%, 1/15/22	1,460,000	1,533
The Geo Group, Inc., 6.625%, 2/15/21	460,000	493
Hearthside Group Holdings LLC/Hearthside Finance Co., 6.50%, 5/1/22 144A	95,000	95
Mobile Mini, Inc., 7.875%, 12/1/20	615,000	673
Quad Graphics, Inc., 7.00%, 5/1/22 144A	960,000	960
QVC, Inc., 5.125%, 7/2/22	260,000	277
Realogy Group LLC/Realogy Co.-Issuer Corp., 4.50%, 4/15/19 144A	335,000	334
Service Corp. International, 4.50%, 11/15/20	1,370,000	1,350
Service Corp. International, 8.00%, 11/15/21	225,000	264

	Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

	Services continued

	West Corp., 5.375%, 7/15/22 144A	1,220,000	1,208

	Total		10,400

	Technology (5.1%)

	ACI Worldwide, Inc., 6.375%, 8/15/20 144A	285,000	300
	Advanced Micro Devices, Inc., 6.75%, 3/1/19 144A	575,000	613
	Advanced Micro Devices, Inc., 7.00%, 7/1/24 144A	490,000	500
	Alcatel-Lucent USA, Inc., 4.625%, 7/1/17 144A	475,000	491
	Alcatel-Lucent USA, Inc., 6.75%, 11/15/20 144A	570,000	607
	Amkor Technology, Inc., 6.375%, 10/1/22	475,000	506
	Amkor Technology, Inc., 6.625%, 6/1/21	965,000	1,028
	Audatex North America, Inc., 6.00%, 6/15/21 144A	1,950,000	2,082
	Audatex North America, Inc., 6.125%, 11/1/23 144A	475,000	507
	BCP Singapore VI Cayman Financing Co., 8.00%, 4/15/21 144A	765,000	782
	BMC Software Finance, Inc., 8.125%, 7/15/21 144A	310,000	319
	Boxer Parent Co., 9.00%, 10/15/19 144A	1,025,000	999
	CommScope, Inc., 5.00%, 6/15/21 144A	345,000	352
	CommScope, Inc., 5.50%, 6/15/24 144A	1,180,000	1,199
	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 144A	1,521,000	1,612
	Equinix, Inc., 7.00%, 7/15/21	215,000	238
	First Data Corp., 6.75%, 11/1/20 144A	1,450,000	1,570
	First Data Corp., 7.375%, 6/15/19 144A	870,000	934
	First Data Corp., 8.25%, 1/15/21 144A	740,000	810
(c)	First Data Corp., 8.75%, 1/15/22 144A	750,000	828
	First Data Corp., 11.25%, 1/15/21	1,135,000	1,325
	First Data Corp., 11.75%, 8/15/21	1,830,000	2,171

	Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

	Technology continued

	Freescale Semiconductor, Inc., 5.00%, 5/15/21 144A	1,560,000	1,599
	Freescale Semiconductor, Inc., 6.00%, 1/15/22 144A	475,000	506
	iGATE Corp., 4.75%, 4/15/19 144A	305,000	310
(c)	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125%, 5/1/21 144A	190,000	194
	Iron Mountain, Inc., 7.75%, 10/1/19	1,060,000	1,159
	JDS Uniphase Corp., 0.625%, 8/15/33 144A	830,000	831
	Micron Technology, Inc., 5.875%, 2/15/22 144A	1,020,000	1,094
	NCR Corp., 4.625%, 2/15/21	490,000	494
	NCR Corp., 5.00%, 7/15/22	240,000	243
	NCR Corp., 5.875%, 12/15/21 144A	945,000	997
	NCR Corp., 6.375%, 12/15/23 144A	380,000	412
	SunGard Data Systems, Inc., 7.625%, 11/15/20	925,000	1,008

	Total		28,620

	Telecommunications (9.3%)

	Altice SA, 7.75%, 5/15/22 144A	885,000	945
	CenturyLink, Inc., 5.625%, 4/1/20	1,360,000	1,435
	CenturyLink, Inc., 6.45%, 6/15/21	3,200,000	3,472
	Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	725,000	845
	Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	935,000	1,220
	Columbus International, Inc., 7.375%, 3/30/21 144A	385,000	415
	Digicel Group, Ltd., 7.125%, 4/1/22 144A	385,000	401
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	870,000	948
	Digicel, Ltd., 6.00%, 4/15/21 144A	920,000	950

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio  119

High Yield Bond Portfolio

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued

Frontier Communications Corp., 8.125%, 10/1/18	610,000	714
Frontier Communications Corp., 8.25%, 4/15/17	710,000	824
Frontier Communications Corp., 8.50%, 4/15/20	1,325,000	1,563
Frontier Communications Corp., 8.75%, 4/15/22	825,000	957
Frontier Communications Corp., 9.25%, 7/1/21	575,000	688
GCI, Inc., 8.625%, 11/15/19	1,130,000	1,194
MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,135,000	1,212
SBA Communications Corp., 4.875%, 7/15/22 144A	730,000	721
SBA Communications Corp., 5.625%, 10/1/19	715,000	757
SBA Telecommunications, Inc., 5.75%, 7/15/20	580,000	615
SBA Telecommunications, Inc., 8.25%, 8/15/19	308,000	323
SoftBank Corp., 4.50%, 4/15/20 144A	970,000	986
Sprint Capital Corp., 6.90%, 5/1/19	1,185,000	1,306
Sprint Communications, Inc., 6.00%, 11/15/22	1,340,000	1,367
Sprint Communications, Inc., 7.00%, 8/15/20	2,010,000	2,224
Sprint Communications, Inc., 8.375%, 8/15/17	1,960,000	2,288
Sprint Communications, Inc., 9.00%, 11/15/18 144A	1,020,000	1,237
Sprint Communications, Inc., 9.125%, 3/1/17	575,000	673
Sprint Communications, Inc., 11.50%, 11/15/21	1,140,000	1,539
Sprint Corp., 7.125%, 6/15/24 144A	475,000	503
Sprint Corp., 7.25%, 9/15/21 144A	1,895,000	2,089
Sprint Corp., 7.875%, 9/15/23 144A	1,425,000	1,585

Bonds (88.3%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued

Telecom Italia Capital SA, 7.175%, 6/18/19	1,255,000	1,451
T-Mobile USA, Inc., 6.125%, 1/15/22	850,000	902
T-Mobile USA, Inc., 6.25%, 4/1/21	2,000,000	2,125
T-Mobile USA, Inc., 6.542%, 4/28/20	760,000	821
T-Mobile USA, Inc., 6.625%, 4/1/23	400,000	434
T-Mobile USA, Inc., 6.633%, 4/28/21	570,000	617
T-Mobile USA, Inc., 6.731%, 4/28/22	265,000	286
tw telecom holdings, inc., 5.375%, 10/1/22	570,000	623
Wind Acquisition Finance SA, 4.75%, 7/15/20 144A	1,465,000	1,476
Wind Acquisition Finance SA, 6.50%, 4/30/20 144A	1,195,000	1,295
Wind Acquisition Finance SA, 7.375%, 4/23/21 144A	1,685,000	1,799
Windstream Corp., 6.375%, 8/1/23	805,000	816
Windstream Corp., 7.75%, 10/15/20	1,645,000	1,783
Windstream Corp., 7.75%, 10/1/21	855,000	934
Windstream Corp., 7.875%, 11/1/17	1,075,000	1,238

Total		52,596

Transportation (0.6%)

Air Canada, 7.75%, 4/15/21 144A	240,000	255
Allegiant Travel Co., 5.50%, 7/15/19	220,000	224
The Hertz Corp., 4.25%, 4/1/18	180,000	184
The Hertz Corp., 5.875%, 10/15/20	300,000	314
Stena AB, 7.00%, 2/1/24 144A	865,000	921
United Continental Holdings, Inc., 6.00%, 12/1/20	1,420,000	1,484

Total		3,382

Total Bonds (Cost: $469,874)		498,421

Bank Loan Obligations (5.2%)	Shares/ $ Par	Value $ (000’s)

Bank Loan Obligations (5.2%)

Albertsons LLC, 4.75%, due 3/21/19	990,031	994
Atlantic Power LP, 4.75%, due 2/24/21	1,171,835	1,183
CHS/Community Health Systems, Inc., 4.25%, due 1/27/21	995,000	1,001
Dell International LLC, 4.50%, due 4/29/20	1,990,000	1,998
Drillships Financing Holding, Inc., 6.00%, due 3/31/21	1,488,750	1,507
Federal-Mogul Holdings Corp., 4.75%, due 4/15/21	1,500,000	1,500
Foresight Energy LLC, 5.50%, due 8/23/20	528,333	530
Gates Global LLC, 4.25%, due 7/3/21	1,000,000	997
Interactive Data Corp., 4.75%, due 5/2/21	1,000,000	1,007
J.Crew Group, Inc., 4.00%, due 3/5/21	1,000,000	986
Kinetic Concepts, Inc., 4.00%, due 5/4/18	1,965,167	1,966
MEG Energy Corp., 3.75%, due 3/31/20	984,854	986
Navistar, Inc., 5.75%, due 8/17/17	845,588	862
Neff Rental LLC, 7.25%, due 6/9/21	1,000,000	995
Offshore Group Investment, Ltd., 5.00%, due 10/25/17	791,000	787
Ortho-Clinical Diagnostics, Inc., 4.75%, due 6/30/21	1,000,000	1,007
Scientific Games International, Inc., 4.25%, due 10/18/20	995,000	984
Seadrill Operating LP, 4.00%, due 2/21/21	1,492,500	1,482
Serta Simmons Holdings LLC, 4.25%, due 10/1/19	969,599	971
Signode Industrial Group US, Inc., 4.00%, due 5/1/21	1,000,000	996
SunGard Availability Services Capital, Inc., 6.00%, due 3/31/19	997,500	990
SuperValu, Inc., 4.50%, due 3/21/19	1,470,969	1,470
TransUnion LLC, 4.00%, due 3/24/21	1,496,250	1,495
Univision Communications, Inc., 4.00%, due 3/1/20	1,481,306	1,479

The Accompanying Notes are an Integral Part of the Financial Statements.

120  High Yield Bond Portfolio

High Yield Bond Portfolio

Bank Loan Obligations (5.2%)	Shares/ $ Par	Value $ (000’s)

Bank Loan Obligations continued

Virgin Media Investment Holdings, Ltd., 3.50%, due 6/7/20	1,000,000	996

Total Bank Loan Obligations (Cost: $29,038)		29,169

Short-Term Investments (4.6%)

Commercial Paper (4.6%)

Alpine Securitization, 0.15%, 7/7/14 144A	5,000,000	5,000
American Electric Power, 0.21%, 7/8/14 144A	5,000,000	5,000
Atlantic Asset Securitization LLC, 0.13%, 7/22/14 144A	5,000,000	4,999
Cox Enterprises, Inc., 0.20%, 7/1/14 144A	1,100,000	1,100
Duke Energy Corp., 0.18%, 7/3/14 144A	5,000,000	5,000
General Mills, Inc., 0.18%, 7/14/14 144A	5,000,000	5,000

Total		26,099

Total Short-Term Investments (Cost: $26,099)		26,099

Total Investments (99.3%) (Cost: $530,635)(a)		560,264

Other Assets, Less Liabilities (0.7%)		4,099

Net Assets (100.0%)		564,363

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014 the value of these securities (in thousands) was $225,111 representing 39.9% of the net assets.

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $530,635 and the net unrealized appreciation of investments based on that cost was $29,629 which is comprised of $30,980 aggregate gross unrealized appreciation and $1,351 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(c)	PIK - Payment In Kind

(d)	Defaulted Security

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks & Warrants	$550	$—	$195
Bank Loan Obligations	—	29,169	—
Preferred Stocks	5,830	—	—
Corporate Bonds	—	498,421	—
Short-Term Investments	—	26,099	—

Total	$6,380	$553,689	$195

During the period ended June 30, 2014 there were transfers from Level 2 to Level 1 in the amount of $1,305 thousand. These transfers were the result of a security now being priced using an unadjusted quoted price from an active market. Previously the security was being priced using observable inputs.

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio   121

Multi-Sector Bond Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower-quality securities, which may present a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may also invest in municipal securities, which may be more sensitive to certain adverse conditions than other fixed income securities, may be or become illiquid, and may have yields which move differently and adversely compared to the yields of the overall debt securities markets.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

122  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,063.02	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.73	$4.11

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Multi-Sector Bond Portfolio  123

Multi-Sector Bond Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Corporate Bonds (57.5%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts (0.7%)

	Banque PSA Finance, 4.375%, 4/4/16 144A	500,000	519
	Jaguar Land Rover PLC, 5.625%, 2/1/23 144A	1,900,000	2,019
	Magna International, Inc., 3.625%, 6/15/24	700,000	705
	RCI Banque SA, 3.50%, 4/3/18 144A	300,000	313
	Schaeffler Finance BV, 7.75%, 2/15/17 144A	300,000	338

	Total		3,894

	Banking (12.1%)

	Ally Financial, Inc., 3.50%, 7/18/16	700,000	723
	Banco Continental SA via Continental Senior Trustee II Cayman, Ltd., 5.75%, 1/18/17 144A	600,000	654
	Banco Santander Brasil SA/Cayman Islands, 4.25%, 1/14/16 144A	1,500,000	1,561
	Banco Santander Brasil SA/Cayman Islands, 4.625%, 2/13/17	400,000	425
	Banco Santander Chile, 3.875%, 9/20/22 144A	1,000,000	1,006
	Banco Santander Mexico SA, 4.125%, 11/9/22 144A	2,350,000	2,385
	Banco Votorantim SA, 5.25%, 2/11/16 144A	800,000	834
(k)	Barclays Bank PLC, 7.625%, 11/21/22	2,000,000	2,283
	Barclays Bank PLC, 7.75%, 4/10/23	1,300,000	1,447
	BPCE SA, 4.00%, 4/15/24	2,000,000	2,042
	Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,664
(k)	Credit Agricole SA, 8.125%, 9/19/33	1,600,000	1,824
	Credit Suisse AG, 6.50%, 8/8/23 144A	900,000	999
	Credit Suisse AG, 6.50%, 8/8/23	700,000	777
	The Goldman Sachs Group, Inc., 4.00%, 3/3/24	400,000	407
	The Goldman Sachs Group, Inc., 5.25%, 7/27/21	600,000	674

	Corporate Bonds (57.5%)	Shares/ $ Par	Value $ (000’s)

	Banking continued

	The Goldman Sachs Group, Inc., 5.75%, 1/24/22	400,000	463
	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	850,000	1,023
(k)	The Goldman Sachs Group, Inc., 7.50%, 2/15/19	2,300,000	2,807
	ING Bank NV, 5.80%, 9/25/23 144A	3,000,000	3,379
	Intesa Sanpaolo S.p.A, 1.65%, 4/7/15	1,400,000	1,402
	Intesa Sanpaolo S.p.A, 2.375%, 1/13/17	800,000	812
	Intesa Sanpaolo S.p.A, 3.125%, 1/15/16	2,900,000	2,981
	Intesa Sanpaolo S.p.A, 5.017%, 6/26/24 144A	500,000	506
	Intesa Sanpaolo S.p.A, 6.50%, 2/24/21 144A	4,100,000	4,849
(k)	JPMorgan Chase & Co., 7.90%, 4/29/49	2,200,000	2,458
	KBC Bank NV, 8.00%, 1/25/23	1,800,000	2,062
	LBG Capital No.1 PLC, 8.50%, 12/29/49 144A	660,000	728
	Macquarie Group, Ltd., 6.25%, 1/14/21 144A	300,000	344
	Morgan Stanley, 5.50%, 1/26/20	500,000	572
	Morgan Stanley, 7.30%, 5/13/19	2,900,000	3,546
	Nationwide Building Society, 6.25%, 2/25/20 144A	900,000	1,063
	Rabobank Nederland NV, 11.00%, 12/29/49 144A	200,000	269
	Royal Bank of Scotland Group PLC, 6.40%, 10/21/19	1,200,000	1,413
(k)	The Royal Bank of Scotland PLC, 9.50%, 3/16/22	3,200,000	3,752
	UBS AG, 4.75%, 5/22/23	1,300,000	1,331
	UBS AG of Stamford Connecticut, 7.625%, 8/17/22	1,400,000	1,686
	UBS AG/Jersey, 7.25%, 2/22/22	2,700,000	2,957
	Wells Fargo & Co., 7.98%, 3/29/49	3,100,000	3,526

	Total		63,634

	Corporate Bonds (57.5%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials (0.9%)

	Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 144A	2,600,000	2,762
	Georgia-Pacific LLC, 8.875%, 5/15/31	200,000	300
	Hamilton College, 4.75%, 7/1/13	100,000	89
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	200,000	218
	Rock Tenn Co., 4.45%, 3/1/19	200,000	217
	Sappi Papier Holding GmbH, 7.75%, 7/15/17 144A	400,000	445
	Weyerhaeuser Co., 7.375%, 10/1/19	400,000	492

	Total		4,523

	Builders & Building Materials (0.6%)

	Associated Materials LLC, 9.125%, 11/1/17	600,000	623
	Cemex SAB de CV, 9.50%, 6/15/18 144A	1,300,000	1,488
(k)	HD Supply, Inc., 8.125%, 4/15/19	1,000,000	1,099

	Total		3,210

	Chemicals (0.9%)

	Ashland, Inc., 3.875%, 4/15/18	500,000	514
	Braskem Finance, Ltd., 5.75%, 4/15/21	700,000	733
	EuroChem Mineral & Chemical Co. OAO via EuroChem GI, Ltd., 5.125%, 12/12/17 144A	900,000	907
	Ineos Finance PLC, 7.50%, 5/1/20 144A	200,000	218
	Ineos Finance PLC, 8.375%, 2/15/19 144A	200,000	219
(k)	Ineos Group Holdings SA EUR, 6.50%, 8/15/18	1,200,000	1,713
	Phosagro OAO, 4.204%, 2/13/18 144A	200,000	198

	Total		4,502

	Consumer Products & Retailing (0.5%)

	Altria Group, Inc., 10.20%, 2/6/39	418,000	710
	CVS Pass-Through Trust, 4.704%, 1/10/36 144A	494,540	527

The Accompanying Notes are an Integral Part of the Financial Statements.

124  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

	Corporate Bonds (57.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Products & Retailing continued

	CVS Pass-Through Trust, 5.926%, 1/10/34 144A	848,211	969
	CVS Pass-Through Trust, 7.507%, 1/10/32 144A	90,600	113
	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	100,000	108

	Total		2,427

	Electric Utilities (1.4%)

	The AES Corp., 8.00%, 10/15/17	13,000	15
	The AES Corp., 8.00%, 6/1/20	300,000	361
	ContourGlobal Power Holdings SA, 7.125%, 6/1/19 144A	300,000	299
	Exelon Generation Co. LLC, 4.25%, 6/15/22	500,000	522
	FirstEnergy Corp., 7.375%, 11/15/31	800,000	946
	NRG Energy, Inc., 7.625%, 1/15/18	600,000	689
	Puget Energy, Inc., 5.625%, 7/15/22	200,000	232
(k)	RWE AG, 7.00%, 10/12/72	2,300,000	2,547
	SSE PLC, 5.625%, 9/29/49	1,600,000	1,722

	Total		7,333

	Energy (3.1%)

(k)	Afren PLC, 6.625%, 12/9/20	2,600,000	2,684
	Borets Finance, Ltd., 7.625%, 9/26/18 144A	1,600,000	1,608
	Chesapeake Energy Corp., 3.479%, 4/15/19	400,000	405
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	34,000	35
	EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	100,000	113
	Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22 144A	200,000	217
	Harvest Operations Corp., 6.875%, 10/1/17	100,000	108
	Nakilat, Inc., 6.067%, 12/31/33	200,000	219
	Newfield Exploration Co., 6.875%, 2/1/20	300,000	318
	Newfield Exploration Co., 7.125%, 5/15/18	100,000	103

	Corporate Bonds (57.5%)	Shares/ $ Par	Value $ (000’s)

	Energy continued

	Novatek Finance, Ltd., 4.422%, 12/13/22 144A	3,590,000	3,334
	Novatek Finance, Ltd., 6.604%, 2/3/21 144A	1,600,000	1,712
(k)	Odebrecht Drilling Norbe VIII/IX, Ltd., 6.35%, 6/30/21	1,312,500	1,412
	Petrofac, Ltd., 3.40%, 10/10/18 144A	100,000	104
	Pride International, Inc., 8.50%, 6/15/19	500,000	637
	Rio Oil Finance Trust, 6.25%, 7/6/24 144A	700,000	735
	Tullow Oil PLC, 6.25%, 4/15/22 144A	2,600,000	2,697

	Total		16,441

	Entertainment (0.0%)

	Viacom, Inc., 5.85%, 9/1/43	100,000	115

	Total		115

	Finance (3.7%)

	Aviation Capital Group Corp., 3.875%, 9/27/16 144A	1,000,000	1,035
	AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	664,000	684
	CIT Group, Inc., 4.25%, 8/15/17	100,000	104
	CIT Group, Inc., 5.25%, 3/15/18	100,000	107
	GATX Corp., 4.75%, 6/15/22	200,000	216
(k)	General Electric Capital Corp., 6.25%, 12/29/49	2,300,000	2,559
	International Lease Finance Corp., 6.75%, 9/1/16 144A	1,200,000	1,329
	LeasePlan Corp. NV, 3.00%, 10/23/17 144A	200,000	208
	PHH Corp., 6.375%, 8/15/21	1,100,000	1,160
	SCF Capital, Ltd., 5.375%, 10/27/17 144A	2,500,000	2,525
	SLM Corp., 4.875%, 6/17/19	1,200,000	1,237
	SLM Corp., 6.00%, 1/25/17	100,000	109
(k)	SLM Corp., 6.25%, 1/25/16	3,200,000	3,400
	SLM Corp., 8.45%, 6/15/18	1,000,000	1,182
	Springleaf Finance Corp., 5.75%, 9/15/16	300,000	319
	Springleaf Finance Corp., 6.50%, 9/15/17	700,000	760

	Corporate Bonds (57.5%)	Shares/ $ Par	Value $ (000’s)

	Finance continued

	Springleaf Finance Corp., 6.90%, 12/15/17	2,200,000	2,442

	Total		19,376

	Foreign Agencies (14.3%)

	AK Transneft OAO, 8.70%, 8/7/18 144A	1,000,000	1,190
	Banco do Brasil SA, 6.00%, 1/22/20 144A	200,000	220
(k)	Banco do Brasil SR (Cayman), 3.875%, 10/10/22	1,400,000	1,316
	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 9/26/16 144A	700,000	724
	Banco Nacional de Desenvolvimento Economico e Social, 4.00%, 4/14/19 144A	2,100,000	2,131
(k)	Banco Nacional de Desenvolvimento Economico e Social, 6.50%, 6/10/19	2,000,000	2,250
	Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19 144A	400,000	444
	Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	200,000	222
	Dolphin Energy, Ltd., 5.50%, 12/15/21 144A	1,300,000	1,477
	Dolphin Energy, Ltd., 5.50%, 12/15/21	200,000	227
	DP World, Ltd., 6.85%, 7/2/37 144A	200,000	223
	Ecopetrol SA, 7.375%, 9/18/43	1,400,000	1,729
	Ecopetrol SA, 7.625%, 7/23/19	720,000	879
	Eksportfinans ASA, 2.00%, 9/15/15	1,500,000	1,498
	Eksportfinans ASA, 2.375%, 5/25/16	1,900,000	1,900
	Eksportfinans ASA, 5.50%, 5/25/16	200,000	213
	Eksportfinans ASA, 5.50%, 6/26/17	100,000	107
	Electricite de France, 5.625%, 12/29/49 144A	500,000	523
(k)	Electricite de France SA, 5.25%, 1/29/49	2,200,000	2,244
	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23 144A	3,000,000	3,079
	Gazprom Via Gaz Capital SA, 3.85%, 2/6/20 144A	1,400,000	1,361

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio  125

Multi-Sector Bond Portfolio

	Corporate Bonds (57.5%)	Shares/ $ Par	Value $ (000’s)

	Foreign Agencies continued

	Gazprom Via Gaz Capital SA, 6.51%, 3/7/22	1,000,000	1,083
(k)	Gazprom Via Gaz Capital SA, 8.625%, 4/28/34	3,100,000	3,829
	Gazprom Via Gaz Capital SA, 9.25%, 4/23/19	1,500,000	1,821
	IPIC GMTN, Ltd., 5.00%, 11/15/20 144A	1,500,000	1,673
	IPIC GMTN, Ltd., 5.00%, 11/15/20	700,000	781
	Israel Electric Corp., Ltd., 7.25%, 1/15/19 144A	200,000	227
	Majapahit Holding BV, 7.25%, 6/28/17	100,000	113
	Majapahit Holding BV, 7.75%, 1/20/20 144A	800,000	936
	Majapahit Holding BV, 7.75%, 1/20/20	100,000	117
	Majapahit Holding BV, 8.00%, 8/7/19 144A	600,000	708
	Majapahit Holding BV, 8.00%, 8/7/19	100,000	118
	Nakilat, Inc., 6.267%, 12/31/33 144A	639,830	709
	Pertamina Persero PT, 4.30%, 5/20/23 144A	600,000	566
	Peru Enhanced Pass-Through Finance, Ltd., 0.00%, 5/31/18 144A	107,585	101
	Perusahaan Listrik Negara PT, 5.50%, 11/22/21 144A	600,000	630
	Petrobras Global Finance BV, 6.25%, 3/17/24	1,400,000	1,490
	Petrobras International Finance Co., 5.375%, 1/27/21	2,900,000	3,022
	Petrobras International Finance Co., 5.75%, 1/20/20	300,000	321
	Petrobras International Finance Co., 6.75%, 1/27/41	2,200,000	2,266
	Petroleos de Venezuela SA, 5.375%, 4/12/27	3,600,000	2,228
	Petroleos de Venezuela SA, 5.50%, 4/12/37	5,200,000	3,115
(k)	Petroleos de Venezuela SA, 8.50%, 11/2/17	4,300,000	4,022
	Petroleos Mexicanos, 8.00%, 5/3/19	1,200,000	1,487
	Qtel International Finance, Ltd., 4.75%, 2/16/21 144A	200,000	217

	Corporate Bonds (57.5%)	Shares/ $ Par	Value $ (000’s)

	Foreign Agencies continued

(k)	Qtel International Finance, Ltd., 4.75%, 2/16/21	1,100,000	1,195
	Rosneft Finance SA, 7.25%, 2/2/20	400,000	456
	Rosneft Oil Co. via Rosneft International Finance, Ltd., 3.149%, 3/6/17 144A	1,700,000	1,719
	Russian Agricultural Bank OAO Via RSHB Capital SA, 5.10%, 7/25/18 144A	2,400,000	2,424
	Russian Agricultural Bank OJSC, 5.298%, 12/27/17 144A	2,000,000	2,058
	RZD Capital, Ltd., 5.739%, 4/3/17	1,600,000	1,716
	SB Capital SA, 5.717%, 6/16/21	200,000	211
	SB Capital SA, 6.125%, 2/7/22	400,000	427
	Sberbank of Russia Via SB Capital SA, 4.95%, 2/7/17 144A	2,800,000	2,957
	Sberbank of Russia Via SB Capital SA, 5.18%, 6/28/19	1,600,000	1,670
	Vnesheconombank Via VEB Finance PLC, 5.375%, 2/13/17 144A	900,000	943
(k)	Vnesheconombank Via VEB Finance PLC, 5.375%, 2/13/17	1,600,000	1,676
	Vnesheconombank Via VEB Finance PLC, 5.942%, 11/21/23	200,000	202
	Vnesheconombank Via VEB Finance PLC, 6.025%, 7/5/22 144A	1,100,000	1,127
	Vnesheconombank Via VEB Finance PLC, 6.902%, 7/9/20 144A	600,000	650

	Total		74,968

	Healthcare (0.8%)

	Baptist Health South Florida Obligated Group, 4.59%, 8/15/21	100,000	108

	Boston Scientific Corp., 6.00%, 1/15/20	1,200,000	1,395
	CHS/Community Health Systems, Inc., 5.125%, 8/1/21 144A	200,000	205
	HCA, Inc., 6.50%, 2/15/20	2,200,000	2,475
	Tenet Healthcare Corp., 4.50%, 4/1/21	300,000	302

	Total		4,485

	Corporate Bonds (57.5%)	Shares/ $ Par	Value $ (000’s)

	Insurance (0.1%)

	The Doctors Co., 6.50%, 10/15/23 144A	300,000	305

	Total		305

	Media (1.2%)

	Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	500,000	539
	CSC Holdings LLC, 7.625%, 7/15/18	800,000	924
	CSC Holdings LLC, 8.625%, 2/15/19	200,000	238
	Numericable Group SA, 4.875%, 5/15/19 144A	400,000	410
	Numericable Group SA, 6.00%, 5/15/22 144A	300,000	312
	Numericable Group SA, 6.25%, 5/15/24 144A	2,200,000	2,296
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	400,000	426
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	200,000	220
	UPCB Finance VI, Ltd., 6.875%, 1/15/22 144A	150,000	164
	Virgin Media Secured Finance PLC, 5.25%, 1/15/21	700,000	739

	Total		6,268

	Metals & Mining (4.7%)

(k)	Aleris International, Inc., 7.625%, 2/15/18	1,100,000	1,136
	Alrosa Finance SA, 7.75%, 11/3/20 144A	1,500,000	1,659
	Alrosa Finance SA, 7.75%, 11/3/20	900,000	996
	Anglo American Capital PLC, 4.125%, 4/15/21 144A	200,000	205
	Anglo American Capital PLC, 4.125%, 9/27/22 144A	1,400,000	1,411
	AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	102
	AngloGold Ashanti Holdings PLC, 6.50%, 4/15/40	1,000,000	960
	ArcelorMittal SA, 4.25%, 2/25/15	100,000	102
	ArcelorMittal SA, 4.25%, 8/5/15	1,500,000	1,539
(e)	ArcelorMittal SA, 9.50%, 2/15/15	400,000	419
	CSN Resources SA, 6.50%, 7/21/20	100,000	104
	Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	3,400,000	3,128

The Accompanying Notes are an Integral Part of the Financial Statements.

126  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

	Corporate Bonds (57.5%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued

	GTL Trade Finance, Inc., 5.893%, 4/29/24 144A	2,490,000	2,612
	Metalloinvest Finance, Ltd., 6.50%, 7/21/16	200,000	209
	OAO Novolipetsk Steel via Steel Funding, Ltd., 4.45%, 2/19/18 144A	1,500,000	1,481
	Plains Exploration & Production Co., 6.75%, 2/1/22	228,000	259
	Severstal OAO Via Steel Capital SA, 4.45%, 3/19/18 144A	1,000,000	988
	Severstal OAO Via Steel Capital SA, 6.70%, 10/25/17 144A	700,000	747
(k)	Southern Copper Corp., 5.25%, 11/8/42	1,700,000	1,563
	Southern Copper Corp., 6.75%, 4/16/40	800,000	870
	Southern Copper Corp., 7.50%, 7/27/35	200,000	233
	Steel Dynamics, Inc., 7.625%, 3/15/20	300,000	321
	Vale Overseas, Ltd., 4.375%, 1/11/22	800,000	821
	Vale Overseas, Ltd., 4.625%, 9/15/20	400,000	429
	Vale Overseas, Ltd., 6.875%, 11/21/36	1,000,000	1,107
	Vale Overseas, Ltd., 6.875%, 11/10/39	300,000	333
	Xstrata Canada Financial Corp., 3.60%, 1/15/17 144A	1,000,000	1,049

	Total		24,783

	Oil & Gas (0.5%)

	BG Energy Capital PLC, 6.50%, 11/30/72	700,000	774
(k)	Borets Finance, Ltd., 7.625%, 9/26/18	1,100,000	1,106
	Reliance Holdings USA, Inc., 4.50%, 10/19/20	300,000	313
	Tengizchevroil Finance Co. SARL, 6.124%, 11/15/14	14,455	15
	TNK-BP Finance SA, 7.25%, 2/2/20 144A	400,000	456
	TNK-BP Finance SA, 7.875%, 3/13/18 144A	100,000	114

	Total		2,778

	Pharmaceuticals (0.4%)

	Amgen, Inc., 5.375%, 5/15/43	900,000	993
	Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 144A	700,000	699

	Corporate Bonds (57.5%)	Shares/ $ Par	Value $ (000’s)

	Pharmaceuticals continued

	Hospira, Inc., 5.80%, 8/12/23	200,000	224

	Total		1,916

	Pipelines (2.1%)

(k)	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 5/15/23	1,000,000	1,054
	El Paso LLC, 7.75%, 1/15/32	916,000	1,003
	El Paso LLC, 8.25%, 2/15/16	100,000	109
	Hiland Partners LP/Hiland Partners Finance Corp., 5.50%, 5/15/22 144A	100,000	101
	Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	100,000	109
	Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 144A	1,700,000	1,879
(k)	Plains All American Pipeline LP, 8.75%, 5/1/19	900,000	1,159
	Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	300,000	323
	Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	1,030
	Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	2,900,000	3,132
	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 144A	300,000	313
(d)	Selectica, 8.75%, 11/15/15	500,000	—
	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	600,000	633

	Total		10,845

	Real Estate Investment Trusts (0.5%)

	Deutsche Annington Finance BV, 5.00%, 10/2/23 144A	300,000	322
	Goodman Funding Pty., Ltd., 6.375%, 4/15/21 144A	1,000,000	1,158
(k)	SL Green Realty Corp., 5.00%, 8/15/18	1,100,000	1,197

	Total		2,677

	Services (0.1%)

	QVC, Inc., 4.375%, 3/15/23	500,000	508

	Corporate Bonds (57.5%)	Shares/ $ Par	Value $ (000’s)

	Services continued

	QVC, Inc., 4.85%, 4/1/24	100,000	104

	Total		612

	Technology (0.4%)

	Alliance Data Systems Corp., 5.25%, 12/1/17 144A	600,000	627
	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 144A	600,000	636
	Flextronics International, Ltd., 4.625%, 2/15/20	200,000	205
	NXP BV / NXP Funding LLC, 3.50%, 9/15/16 144A	400,000	408

	Total		1,876

	Telecommunications (4.2%)

	Altice SA, 7.75%, 5/15/22 144A	300,000	320
(k)	American Tower Corp., 7.25%, 5/15/19	1,500,000	1,815
	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	700,000	1,024
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	600,000	654
	Eileme 2 AB, 11.625%, 1/31/20 144A	600,000	717
	Millicom International Cellular SA, 6.625%, 10/15/21 144A	200,000	215
	Qwest Corp., 7.25%, 9/15/25	500,000	588
	Sprint Corp., 7.875%, 9/15/23 144A	1,500,000	1,669
	Telefonos de Mexico SAB de CV, 5.50%, 11/15/19	2,400,000	2,752
	T-Mobile USA, Inc., 6.25%, 4/1/21	600,000	638
	T-Mobile USA, Inc., 6.542%, 4/28/20	600,000	648
	Verizon Communications, Inc., 6.55%, 9/15/43	2,800,000	3,524
	Vimpel Communications Via VIP Finance Ireland, Ltd., 7.748%, 2/2/21 144A	1,200,000	1,311
	Vimpel Communications Via VIP Finance Ireland, Ltd., 9.125%, 4/30/18 144A	900,000	1,023

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio  127

Multi-Sector Bond Portfolio

	Corporate Bonds (57.5%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued

	VimpelCom Holdings BV, 7.504%, 3/1/22 144A	3,700,000	3,991
	Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	300,000	317
	Wind Acquisition Finance SA, 7.375%, 4/23/21 144A	1,000,000	1,067

	Total		22,273

	Transportation (1.5%)

	American Airlines Pass Through Trust, 5.25%, 1/31/21	162,428	177
	Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	534
	Asciano Finance, Ltd., 5.00%, 4/7/18 144A	800,000	871
	Brunswick Rail Finance, Ltd., 6.50%, 11/1/17 144A	2,700,000	2,713
	Continental Airlines Pass Through Trust, 4.75%, 1/12/21	86,050	93
	Continental Airlines Pass Through Trust, 7.25%, 11/10/19	240,207	281
	Delta Air Lines Pass Through Trust, 4.75%, 5/7/20	448,396	487
	DP World Sukuk, Ltd., 6.25%, 7/2/17	200,000	221
	DP World, Ltd., 6.85%, 7/2/37	500,000	557
	United Airlines, 4.30%, 8/15/25	100,000	103
	United Airlines Pass Through Trust, Series 2009-2, Class A, 9.75%, 1/15/17	300,487	344
(k)	US Airways Pass-Through Trust, 5.90%, 10/1/24	1,390,648	1,568
	The Virgin Australia 2013-1A Trust, 5.00%, 10/23/23 144A	96,548	103

	Total		8,052

	Yankee Sovereign (2.8%)

	Indonesia Government International Bond, 6.875%, 1/17/18	5,300,000	6,062
	Republic of Slovenia, 4.125%, 2/18/19	1,000,000	1,053
	Slovenia Government International Bond, 4.125%, 2/18/19 144A	400,000	421
	Slovenia Government International Bond, 4.75%, 5/10/18	2,500,000	2,694

	Corporate Bonds (57.5%)	Shares/ $ Par	Value $ (000’s)

	Yankee Sovereign continued

	Ukraine Government International Bond, 9.25%, 7/24/17	900,000	911
	Venezuela Government International Bond, 7.65%, 4/21/25	800,000	616
	Venezuela Government International Bond, 7.75%, 10/13/19	1,100,000	951
	Venezuela Government International Bond, 8.25%, 10/13/24	200,000	161
	Venezuela Government International Bond, 9.25%, 5/7/28	1,100,000	924
	Venezuela Government International Bond, 9.375%, 1/13/34	1,400,000	1,180

	Total		14,973

	Total Corporate Bonds (Cost: $289,313)		302,266

	Foreign Bonds (26.0%)	Shares/ Par	Value $ (000’s)

	Aerospace & Defense (0.7%)

(b),(f)	Finmeccanica Finance SA/Old, 8.00%, 12/16/19, GBP	1,900,000	3,791

	Total		3,791

	Autos & Vehicle Parts (1.2%)

(b),(f)	Banque PSA Finance SA, 3.875%, 1/14/15, EUR	1,300,000	1,805
(b),(f)	Fiat Finance and Trade, Ltd., 7.00%, 3/23/17, EUR	2,900,000	4,359
(c),(f)	Schaeffler Holding Finance BV, 6.875%, 8/15/18, EUR	200,000	288

	Total		6,452

	Banking (5.4%)

(f)	Banco do Brasil SA/Cayman, 4.50%, 1/20/16 144A, EUR	200,000	285
(f)	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 9/15/17 144A, EUR	300,000	438
(b),(f)	Banco Popolare Societa Cooperativa, 3.50%, 3/14/19, EUR	1,100,000	1,561
(b),(f)	Banco Popular Espanol SA, 11.50%, 10/29/49, EUR	1,500,000	2,475
(b),(f)	Bank of America Corp., 7.00%, 7/31/28, GBP	1,000,000	2,219

	Foreign Bonds (26.0%)	Shares/ Par	Value $ (000’s)

	Banking continued

(f)	Bank of Scotland PLC, 6.375%, 8/16/19, GBP	100,000	191
(b),(f)	Barclays Bank PLC, 10.00%, 5/21/21, GBP	2,050,000	4,620
(b),(f)	Barclays Bank PLC, 14.00%, 11/29/49, GBP	800,000	1,867
(f)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, 6.875%, 3/19/20, EUR	300,000	494
(f)	Credit Suisse AG, 5.75%, 9/18/25, EUR	300,000	458
(b),(f)	GMAC International Finance BV, 7.50%, 4/21/15, EUR	700,000	1,006
(b),(f)	The Goldman Sachs Group, 7.125%, 8/7/25, GBP	500,000	1,089
(f)	HBOS PLC, 5.374%, 6/30/21, EUR	600,000	917
(b),(f)	LBG Capital No.1 PLC, 7.869%, 8/25/20, GBP	800,000	1,442
(b),(f)	LBG Capital No.2 PLC, 15.00%, 12/21/19, EUR	700,000	1,481
(f)	LBG Capital No.2 PLC, 15.00%, 12/21/19, GBP	400,000	993
(b),(f)	Lloyds Bank PLC, 7.625%, 4/22/25, GBP	1,200,000	2,579
(b),(f)	Nationwide Building Society, 10.25%, 6/29/49, GBP	1,200,000	2,669
	OCI Euro Fund BV, 0.597%, 8/15/24, EUR	300,000	399
(b),(f)	The Royal Bank of Scotland PLC, 1.993%, 3/30/15, CAD	1,100,000	1,016

	Total		28,199

	Basic Materials (0.8%)

(f)	German Residential Funding PLC, 1.468%, 8/27/24, EUR	98,568	137
(f)	Kloeckner Pentaplast GmbH & Co. KG, 11.625%, 7/15/17, EUR	200,000	308
(f)	OI European Group BV, 6.75%, 9/15/20, EUR	200,000	323
(f)	Smurfit Kappa Acquisitions, 4.125%, 1/30/20 144A, EUR	300,000	434
(b),(f)	Wendel SA, 5.875%, 9/17/19, EUR	1,600,000	2,564

The Accompanying Notes are an Integral Part of the Financial Statements.

128  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

	Foreign Bonds (26.0%)	Shares/ Par	Value $ (000’s)

	Basic Materials continued

(c),(f)	Xella Holdco Finance SA, 9.125%, 9/15/18, EUR	400,000	589

	Total		4,355

	Builders & Building Materials (1.3%)

(b),(f)	HeidelbergCement Finance Luxembourg SA, 8.50%, 10/31/19, EUR	1,400,000	2,489
(f)	HeidelbergCement Finance Luxembourg SA, 9.50%, 12/15/18, EUR	300,000	538
(b),(f)	Lafarge SA, 6.25%, 4/13/18, EUR	700,000	1,095
(b),(f)	Lafarge SA, 6.625%, 11/29/18, EUR	1,000,000	1,606
(f)	Lafarge SA, 6.75%, 12/16/19, EUR	400,000	656
(f)	Lafarge SA, 10.00%, 5/30/17, GBP	200,000	405

	Total		6,789

	Capital Goods (0.5%)

(f)	Obrascon Huarte Lain SA, 7.625%, 3/15/20, EUR	600,000	916
(b),(f)	Obrascon Huarte Lain SA, 8.75%, 3/15/18, EUR	1,200,000	1,787

	Total		2,703

	Chemicals (0.3%)

(b),(f)	Kinove German Bondco GmbH, 10.00%, 6/15/18, EUR	960,000	1,418

	Total		1,418

	Consumer Products & Retailing (2.3%)

(f)	Co-operative Group Holdings, Ltd., 6.875%, 7/8/20, GBP	2,300,000	4,172
(f)	DFS Furniture Holdings PLC, 7.625%, 8/15/18, GBP	100,000	182
(b),(f)	Indesit Co. S.p.A., 4.50%, 4/26/18, EUR	1,800,000	2,592
(f)	Marks & Spencer PLC, 6.125%, 12/2/19, GBP	100,000	194
(f)	Marks & Spencer PLC, 6.125%, 12/6/21, GBP	300,000	585
(b),(f)	Spirit Issuer PLC, 6.582%, 12/28/27, GBP	900,000	1,617
(b),(f)	TeamSystem Holding S.p.A., 7.375%, 5/15/20, EUR	2,000,000	2,917

	Total		12,259

	Electric Utilities (0.5%)

(f)	RWE Finance BV, 6.50%, 4/20/21, GBP	200,000	402

	Foreign Bonds (26.0%)	Shares/ Par	Value $ (000’s)

	Electric Utilities continued

(b),(f)	SSE PLC, 5.625%, 9/29/49, EUR	1,500,000	2,250

	Total		2,652

	Finance (0.0%)

(f)	Stonegate Pub Co. Financing PLC, 5.275%, 4/15/19 144A, GBP	100,000	174

	Total		174

	Foreign Agencies (0.6%)

(f)	Banco do Brasil SA, 3.75%, 7/25/18 144A, EUR	300,000	431
(b),(f)	EnBW Energie Baden-Wuerttemberg AG EUR, 7.375%, 4/2/72	764,000	1,179
(b),(f)	RZD Capital PLC, 7.487%, 3/25/31, GBP	800,000	1,458

	Total		3,068

	Governments (0.4%)

(b),(f)	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/17, BRL	3,344,000	1,463
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/21, BRL	650,000	269
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/23, BRL	47,000	19
(f)	Mexican Bonos, 7.75%, 5/29/31, MXN	5,300,000	467

	Total		2,218

	Healthcare (0.4%)

(b),(f)	Priory Group No. 3 PLC, 7.00%, 2/15/18, GBP	1,100,000	1,984

	Total		1,984

	Insurance (1.0%)

(f)	AXA SA, 5.125%, 7/4/43, EUR	300,000	463
(f)	AXA SA, 5.25%, 4/16/40, EUR	400,000	616
(f)	CNP Assurances, 6.00%, 9/14/40, EUR	100,000	157
(f)	CNP Assurances, 6.875%, 9/30/41, EUR	200,000	331
(b),(f)	CNP Assurances, 7.375%, 9/30/41, GBP	1,000,000	1,977
(f)	Muenchener Reuckversicherungs-Gesellschaft AG, 6.25%, 5/26/42, EUR	200,000	334
(b),(f)	Muenchener Rueckversicherungs-Gesellschaft AG, 6.00%, 5/26/41, EUR	900,000	1,471

	Total		5,349

	Foreign Bonds (26.0%)	Shares/ Par	Value $ (000’s)

	Media (1.7%)

(b),(f)	Lynx I Corp., 6.00%, 4/15/21, GBP	1,800,000	3,250
(b),(f)	Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24, EUR	800,000	1,232
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.625%, 4/15/23 144A, EUR	300,000	448
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.625%, 4/15/23, EUR	200,000	299
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, 1/15/23, EUR	100,000	149
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 6.25%, 1/15/29, EUR	200,000	314
(f)	Unitymedia KabelBW GmbH, 9.50%, 3/15/21, EUR	100,000	156
(f)	UPCB Finance II, Ltd., 6.375%, 7/1/20, EUR	400,000	581
(f)	Virgin Media Secured Finance PLC, 5.50%, 1/15/21, GBP	100,000	178
(f)	Ziggo Bond Co. BV, 8.00%, 5/15/18 144A, EUR	1,600,000	2,426

	Total		9,033

	Municipal Bonds (2.0%)

(b),(f)	The Autonomous Community of Catalonia, 4.95%, 2/11/20, EUR	1,500,000	2,299
(b),(f)	Hypo Alpe-Adria-Bank International AG, 4.25%, 10/31/16, EUR	1,600,000	2,097
(b),(f)	Hypo Alpe-Adria-Bank International AG, 4.375%, 1/24/17, EUR	4,850,000	6,344

	Total		10,740

	Oil & Gas (0.3%)

(f)	BG Energy Capital PLC, 6.50%, 11/30/72, GBP	800,000	1,492

	Total		1,492

	Structured Products (1.0%)

(b),(f)	Cairn CLO BV, 0.649%, 1/31/22, EUR	1,073,794	1,453
(f)	EMF-NL BV, 1.127%, 4/17/41, EUR	273,419	335

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio  129

Multi-Sector Bond Portfolio

	Foreign Bonds (26.0%)	Shares/ Par	Value $ (000’s)

	Structured Products continued

(f)	Epic Opera PLC, 0.778%, 7/28/16, GBP	36,597	63
(f)	Eurosail-NL BV, 1.827%, 10/17/40, EUR	193,930	268
(f)	Mitchells & Butlers Finance PLC, 1.008%, 12/15/30, GBP	85,959	135
(f)	Opera Germany PLC, 0.547%, 10/20/14, EUR	84,085	115
(f)	Tesco Property Finance 2 PLC, 6.052%, 10/13/39, GBP	659,048	1,282
(f)	The Unique Pub Finance Co. PLC, 6.542%, 3/30/21, GBP	736,000	1,335

	Total		4,986

	Telecommunications (2.9%)

(b),(f)	Koninklijke (Royal) KPN NV, 6.125%, 3/29/49, EUR	1,500,000	2,215
(b),(f)	Telecom Italia S.p.A, 5.375%, 1/29/19, EUR	2,000,000	3,047
(f)	Telecom Italia S.p.A, 7.00%, 1/20/17, EUR	1,400,000	2,162
(f)	Telecom Italia S.p.A, 6.375%, 6/24/19, GBP	700,000	1,304
(f)	Telecom Italia S.p.A., 4.50%, 9/20/17, EUR	800,000	1,178
(f)	Telefonica Emisiones SAU, 5.597%, 3/12/20, GBP	100,000	191
(b),(f)	Telefonica Europe BV, 6.50%, 9/29/49, EUR	200,000	302
(f)	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 144A, EUR	100,000	147
(f)	Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22 144A, EUR	100,000	150
(f)	Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24 144A, EUR	300,000	462
(f)	Wind Acquisition Finance SA, 4.00%, 7/15/20 144A, EUR	1,000,000	1,366
(f)	Wind Acquisition Finance SA, 7.00%, 4/23/21 144A, EUR	1,900,000	2,800

	Total		15,324

	Transportation (0.3%)

(f)	Europcar Groupe SA, 11.50%, 5/15/17, EUR	700,000	1,101
(f)	Heathrow Finance PLC, 7.125%, 3/1/17, GBP	100,000	188

	Total		1,289

	Foreign Bonds (26.0%)	Shares/ Par	Value $ (000’s)

	Yankee Sovereign (2.4%)

(b),(f)	United Mexican States, 2.75%, 4/22/23, EUR	8,900,000	12,449

	Total		12,449

	Total Foreign Bonds (Cost: $130,503)		136,724

	Governments (2.0%)	Shares/ $ Par

	Governments (2.0%)

(b)	US Treasury, 0.25%, 12/15/14	380,000	381
(b)	US Treasury, 0.25%, 1/31/15	900,000	901
(b)	US Treasury, 0.25%, 2/28/15	5,000,000	5,005
(b)	US Treasury, 0.25%, 3/31/15	100,000	100
(b)	US Treasury, 0.50%, 10/15/14	4,230,000	4,235

	Total Governments (Cost: $10,619)		10,622

	Municipal Bonds (2.5%)

	Municipal Bonds (2.5%)

	Alameda County California Association of Joint Powers Authorities, Series 2010-A, 7.046%, 12/1/44 RB	100,000	131
	American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	142
	Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	269
	Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	82
	Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	900,000	713
	Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 6.50%, 6/1/47 RB	300,000	256
	California State, Series 2010, 7.30%, 10/1/39 GO	200,000	285
	California State, Series 2010, 7.70%, 11/1/30 GO	200,000	247

Municipal Bonds (2.5%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued

California State, Series 2010, 7.95%, 3/1/36 GO	1,100,000	1,341
City of Riverside, Series 2010-A, 7.605%, 10/1/40 RB	200,000	279
Golden State Tobacco Securitization Corp., Series 2007-A2, 5.30%, 6/1/37 RB	100,000	79
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	79
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	365
Irvine Ranch California Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	129
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.488%, 8/1/33 RB	100,000	126
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	265
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2010-B, 6.568%, 7/1/37 RB	100,000	127
Municipal Electric Authority of Georgia, 6.655%, 4/1/57 RB	200,000	244
New York City Municipal Water Finance Authority, Series 2011-CC, 5.882%, 6/15/44 RB	100,000	128
New York City Transitional Finance Authority, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	360
New York Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	633
New York State Urban Development Corp., Series 2009-E, 5.77%, 3/15/39 RB	100,000	120

The Accompanying Notes are an Integral Part of the Financial Statements.

130  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Municipal Bonds (2.5%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued

Orange County California Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	273
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	200,000	222
Port Authority New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB, GO OF AUTH	1,100,000	1,312
San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	109
San Diego Redevelopment Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000	107
Tennessee State School Bond Authority, Series 2010, 4.848%, 9/15/27 GO, ST INTERCEPT CNTY GTD	100,000	113
Tobacco Securitization Authority of Southern California, Series 2006-A, 5.00%, 6/1/37 RB	100,000	82
Tobacco Settlement Finance Authority of West Virginia, Series 2007-A, 7.467%, 6/1/47 RB	1,185,000	1,014
Tobacco Settlement Financing Corp., Series 2007A, 6.706%, 6/1/46 RB	3,395,000	2,521
Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.55%, 11/15/40 RB, GO OF AUTH	800,000	915
University of California Regents Medical Center, Series 2010-H, 6.548%, 5/15/48 RB	100,000	131

Total Municipal Bonds (Cost: $11,522)		13,199

Structured Products (6.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products (6.5%)

ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 0.802%, 7/25/35	100,000	84
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2, 0.947%, 1/25/35	86,893	83
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1, 1.052%, 12/25/34	94,900	85
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2, 1.152%, 3/25/35	300,000	264
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	366,767	389
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.822%, 9/25/45	10,367	10
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 1.022%, 7/25/34	56,702	50
Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC20, Class M4, 1.052%, 6/25/35	200,000	165
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1, 1.397%, 8/15/33	52,520	49
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.775%, 6/10/49	100,000	110
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.948%, 2/10/51	79,086	88
Banc of America Funding Corp., Series 2007-D, Class 1A4, 0.383%, 6/20/47	220,576	205
Banc of America Funding Corp., Series 2007-6, Class A1, 0.442%, 7/25/37	167,133	145

Structured Products (6.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Banc of America Funding Corp., Series 2005-H, Class 5A1, 2.745%, 11/20/35	291,627	259
Barclays Capital, Inc., Series 2009-14, Class 2A2, 5.121%, 7/26/36 144A	86,426	68
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 2.642%, 7/25/34	27,678	27
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 4.382%, 11/25/36	397,953	303
Bear Stearns Asset Backed Securities I Trust, Series 07-AQ1, Class A1, 0.262%, 11/25/36	26,764	23
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2, 0.352%, 12/25/36	87,425	82
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2, 0.352%, 4/25/37	580,345	510
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, Class M1, 0.582%, 11/25/35	100,000	96
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1, 1.402%, 8/25/37	387,342	341
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.642%, 7/25/35	92,777	92
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A2, 5.846%, 6/11/40	29,657	30
CD Commercial Mortgage Trust, Series 2006-CD2, Class A1B, 5.481%, 1/15/46	1,143,808	1,210
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	14,921	16
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2C, 0.362%, 12/25/36	100,000	73

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio  131

Multi-Sector Bond Portfolio

Structured Products (6.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Citigroup Mortgage Loan Trust, Inc., Series 05-HE3, Class M2, 0.632%, 9/25/35	300,000	265
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA, 2.764%, 9/25/37	40,252	34
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 2A3A, 4.461%, 9/25/37	186,784	160
Countrywide Alternative Loan Trust, Series 2007-0A3, Class 1A1, 0.292%, 4/25/47	87,487	74
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 0.312%, 12/25/46	47,160	44
Countrywide Alternative Loan Trust, Series 2006-0A12, Class A1B, 0.343%, 9/20/46	58,338	45
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.348%, 12/20/46	79,704	61
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.363%, 7/20/46	25,469	17
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.483%, 11/20/35	17,627	15
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 1.603%, 1/25/36	43,404	41
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 3.465%, 7/25/46	30,959	29
Countrywide Alternative Loan Trust, Series 2003-19CB, Class 2A1, 4.50%, 9/25/18	8,652	9
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1, 5.483%, 5/25/36	38,104	33

Structured Products (6.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.50%, 1/25/36	632,074	540
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.75%, 1/25/35	57,690	58
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2, 6.00%, 5/25/37	497,387	416
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.50%, 8/25/32	48,693	49
Countrywide Asset-Backed Certificates, Series 2007-2, Class 2A2, 0.252%, 8/25/37	257,393	254
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 0.292%, 7/25/37	100,000	76
Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.302%, 4/25/46	350,945	320
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3, 0.322%, 5/25/37	611,731	539
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A2, 0.332%, 8/25/36	837,844	816
Countrywide Asset-Backed Certificates, Series 2005-17, Class 4A2A, 0.412%, 5/25/36	28,265	28
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.442%, 7/25/36	100,000	82
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3, 0.442%, 8/25/36	200,000	155
Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 0.502%, 3/25/36	139,012	119
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 0.502%, 4/25/36	184,936	181

Structured Products (6.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.74%, 10/25/35	125,370	125
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 5.884%, 7/25/36	100,000	69
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.084%, 4/25/46	64,881	37
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1X, 2.495%, 12/20/35	21,998	19
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 4.852%, 10/25/35	52,602	45
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	391,489	363
Countrywide Home Loan Mortgage Pass Through Trust, Series 06-16, Class 2A1, 6.50%, 11/25/36	57,995	53
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.051%, 9/15/39	200,000	220
Dryden Senior Loan Fund, Series 2011-22A, , 1.396%, 1/15/22 144A	500,000	500
Federal National Mortgage Association, Series 2003-W6, Class F, 0.502%, 9/25/42	44,141	44
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A4, 0.302%, 7/25/36	52,589	49
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.292%, 9/25/36	206,077	183
First Horizon Mortgage Pass Through Trust, Series2007-2, Class 1A5, 5.75%, 5/25/37	842,836	761

The Accompanying Notes are an Integral Part of the Financial Statements.

132  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (6.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	23,669	24
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.543%, 12/10/49	100,000	109
GSAA Home Equity Trust, Series 2006-4, Class 4A2, 0.382%, 3/25/36	43,501	38
GSAMP Trust, Series 2007-NC1, Class A2A, 0.202%, 12/25/46	23,090	13
GSAMP Trust, Series 2007-FM2, Class A2B, 0.242%, 1/25/37	275,991	161
GSAMP Trust, Series 04-WF, Class M2, 1.802%, 10/25/34	160,922	139
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.652%, 9/25/35	33,176	34
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.657%, 1/25/36	8,160	8
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.731%, 3/25/47	34,674	30
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	334,206	292
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.395%, 6/19/35	58,987	53
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.465%, 11/19/35	25,614	23
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4, 0.492%, 4/25/37	500,000	298
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.402%, 3/25/35	22,769	20
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4, 0.542%, 11/25/35	300,000	209

Structured Products (6.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.392%, 7/25/35	5,047	5
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.452%, 7/25/35	26,657	24
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 2.523%, 10/25/34	63,730	61
ING Investment Management CLO, Ltd., Series 2006-3A, Class A1, 0.479%, 12/13/20 144A	906,274	897
IXIS Real Estate Capital Trust, Series 2005-HE1, Class M3, 0.932%, 6/25/35	68,390	66
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.497%, 10/25/35	31,740	28
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5, 4.654%, 1/12/37	23,288	23
JPMorgan Mortgage Trust, Series 2007-A1, Class 6A1, 2.558%, 7/25/35	52,173	52
JPMorgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.223%, 6/25/37	204,862	187
JPMorgan Reremic, Series 2009-10, Class 4A1, 0.651%, 3/26/37 144A	265,399	257
Landmark VII CDO, Ltd., Series 2006-7A, Class A1L, 0.501%, 7/15/18 144A	81,730	82
Lehman XS Trust, Series 2005-4, Class 1A3, 0.952%, 10/25/35	54,074	51
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 0.322%, 2/25/37	35,792	33
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, 0.602%, 2/25/47	1,437,031	924

Structured Products (6.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A3, 0.532%, 8/25/35	100,000	90
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 6A1, 5.372%, 5/25/36	58,739	58
Merrill Lynch Mortgage Investors, Inc., Series 2005-A9, Class 5A1, 5.394%, 12/25/35	626,469	593
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A, 2.461%, 2/25/36	17,844	17
Morgan Stanley ABS Capital I, Inc., Series 2005-WMC5, Class M5, 1.142%, 6/25/35	300,000	266
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31, 5.439%, 2/12/44	21,813	22
Morgan Stanley Capital, Inc., Series 2006-HE8, Class A2C, 0.292%, 10/25/36	94,494	56
Morgan Stanley Capital, Inc., Series 2007-HE5, Class A2C, 0.402%, 3/25/37	92,239	51
Morgan Stanley Capital, Inc., Series 2005-HE7, Class A2C, 0.472%, 11/25/35	55,565	54
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1, 1.052%, 7/25/32	23,632	23
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.502%, 2/25/33	70,438	67
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 0.422%, 9/25/35	9,756	10
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 2.326%, 7/25/35	772,046	702
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 2.883%, 8/25/35	41,728	41

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio  133

Multi-Sector Bond Portfolio

Structured Products (6.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.652%, 7/25/35	100,000	98
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2, 0.947%, 8/25/35	400,000	365
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 0.292%, 1/25/37	54,158	46
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 0.342%, 8/25/36	24,458	19
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 0.342%, 9/25/36	54,663	41
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 2.985%, 3/25/35	506,701	422
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00%, 10/25/34	555,218	581
Residential Asset Mortgage Products, Series 2007-RP4, Class A, 0.502%, 11/25/46 144A	419,991	367
Residential Asset Mortgage Products, Inc., Series 2006-NC2, Class A2, 0.342%, 2/25/36	36,521	35
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M3, 0.632%, 9/25/35	300,000	255
Residential Asset Securities Corp., Series 2007-KS1, Class A3, 0.302%, 1/25/37	500,000	463
Residential Asset Securities Corp., Series 2007-KS3, Class AI4, 0.492%, 4/25/37	1,600,000	1,086
Residential Asset Securities Corp., Series 06-EMX1, Class M1, 0.562%, 1/25/36	200,000	171
Rise, Ltd., Series 2014-1, Class A, 4.75%, 2/15/39	783,333	797

Structured Products (6.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2, 1.112%, 1/25/36	188,449	148
SLM Student Loan Trust, Series 2012-D, Class A1, 1.202%, 6/15/23 144A	49,803	50
SLM Student Loan Trust, Series 2011-B, Class A3, 2.402%, 6/16/42 144A	100,000	107
SLM Student Loan Trust, Series 2010-A, Class 1A, 3.20%, 5/16/44 144A	57,122	59
SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, 10/15/30 144A	400,000	419
Soundview Home Loan Trust, Series 06-3, Class A3, 0.312%, 11/25/36	688,747	534
Soundview Home Loan Trust, Series 06-OPT2, Class A4, 0.432%, 5/25/36	200,000	168
Soundview Home Loan Trust, Series 2005-3, Class M3, 0.977%, 6/25/35	300,000	264
Specialty Underwriting & Residential Finance Trust, Series 05-BC2, Class M3, 0.802%, 12/25/35	600,000	552
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 0.302%, 9/25/36	63,174	50
Structured Asset Investment Loan Trust, Series 2005-5, Class M2, 0.842%, 6/25/35	100,000	96
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1, 0.332%, 7/25/46	522,870	408
Structured Asset Mortgage Investments II Trust, Series 05-AR8, Class A2, 1.614%, 2/25/36	1,091,079	936
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC3, Class 2A2, 0.292%, 5/25/47	300,000	285

Structured Products (6.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Structured Asset Securities Corp. Mortgage Loan Trust, Series 06-BC4, Class A4, 0.322%, 12/25/36	910,000	722
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL2, Class M1, 0.522%, 4/25/36	100,000	84
Structured Asset Securities Corp. Trust, Series 2005-1, Class 1A1, 0.502%, 2/25/35	108,218	101
Structured Asset Securitization Corp. Mortgage Pass Through Certificates, Series 2004-3, Class 4A1, 5.711%, 3/25/34	17,022	18
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 0.802%, 12/25/35	51,355	40
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A, 0.412%, 3/25/36	3,253,523	3,036
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 0.232%, 6/15/20 144A	31,091	31
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A1A, 5.557%, 3/15/45	1,021,499	1,090
WaMu Mortgage Pass Through Certificates, Series 2006-AR2, Class 1A1, 2.336%, 3/25/36	653,991	609
WaMu Mortgage Pass Through Certificates, Series 06-AR8, Class 2A1, 2.412%, 8/25/36	33,906	30
WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.448%, 2/25/33	3,880	4
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 3A1, 4.628%, 2/25/37	12,223	11
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 3A3, 6.088%, 10/25/36	70,252	59

The Accompanying Notes are an Integral Part of the Financial Statements.

134  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (6.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2, 0.823%, 4/25/47	717,996	583
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1, 2.619%, 7/25/37	172,283	146
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.592%, 7/25/36	525,003	479
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1, 2.615%, 3/25/35	66,792	67
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 2.615%, 4/25/36	270,886	265
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 6.118%, 11/25/37	207,894	192

Total Structured Products (Cost: $34,655)		34,365

Bank Loan Obligations (1.9%)

Bank Loan Obligations (1.9%)

Dell, Inc., 4.50%, due 4/29/20	3,363,111	3,377
Grifols Worldwide Operations USA, Inc., 3.00%, due 3/27/21	696,656	695
H.J. Heinz Co., 3.50%, due 6/5/20	3,984,750	4,012
Hilton Worldwide Finance LLC, 3.75%, due 10/25/20	368,421	368
Ziggo BV, 3.75%, due 1/15/22	1,000,000	1,363
Total Bank Loan Obligations (Cost: $9,765)		9,815

Short-Term Investments (1.8%)

Commercial Paper (1.8%)

Federal Home Loan Bank, 0.08%, 10/29/14	120,000	120

Short-Term Investments (1.8%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper continued

Federal Home Loan Bank, 0.09%, 12/17/14	1,000,000	999
Federal Home Loan Bank, 0.10%, 3/6/15	3,100,000	3,098
Federal Home Loan Mortgage Corp., 0.12%, 7/1/14	4,000	4
Federal Home Loan Mortgage Corp., 0.13%, 6/9/15	3,100,000	3,097
Federal National Mortgage Association, 0.07%, 11/12/14	500,000	500
US Treasury Bill, 0.004%, 8/21/14	4,000	4
US Treasury Bill, 0.026%, 8/7/14	370,000	370
US Treasury Bill, 0.04%, 10/30/14	460,000	460
US Treasury Bill, 0.05%, 10/16/14	740,000	740

Total		9,392

Total Short-Term Investments (Cost: $9,391)		9,392

Total Investments (98.2%) (Cost: $495,768)(a)		516,383

Other Assets, Less Liabilities (1.8%)		9,356

Net Assets (100.0%)		525,739

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio  135

Multi-Sector Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014 the value of these securities (in thousands) was $131,600 representing 25.0% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $495,768 and the net unrealized appreciation of investments based on that cost was $20,615 which is comprised of $23,034 aggregate gross unrealized appreciation and $2,419 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2014, $73,300)	613	9/14	$(71)
US Long Treasury Bond Futures (Long) (Total Notional Value at June 30, 2014, $24,712)	181	9/14	118
US Ten Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2014, $20,473)	164	9/14	56

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on June 30, 2014.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	JP Morgan Chase Bank, N.A.	BRL	4,440	7/14	$25	$—	$25
Buy	UBS AG	BRL	4,440	8/14	41	—	41
Sell	UBS AG	BRL	4,440	1/15	—	(40)	(40)
Sell	UBS AG	BRL	4,628	7/14	—	(36)	(36)
Sell	JP Morgan Chase Bank, N.A.	BRL	4,440	8/14	—	(23)	(23)
Sell	Goldman Sachs International	CAD	1,060	8/14	—	(15)	(15)
Buy	Goldman Sachs International	EUR	916	7/14	535	—	535
Buy	JP Morgan Chase Bank, N.A.	EUR	502	7/14	29	—	29
Sell	Barclays Capital PLC	EUR	143,565	7/14	—	(358)	(358)
Sell	Citibank, N.A.	EUR	71,411	7/14	—	(3)	(3)
Sell	Goldman Sachs International	EUR	863	7/14	—	(31)	(31)
Sell	JP Morgan Chase Bank, N.A.	EUR	306	7/14	—	(3)	(3)
Sell	UBS AG	EUR	977	7/14	—	(10)	(10)
Sell	Goldman Sachs International	EUR	380	8/14	—	(536)	(536)
Buy	Bank of America, N.A.	GBP	26,543	7/14	370	—	370
Buy	Barclays Bank PLC	GBP	26,543	7/14	14	—	14
Buy	JP Morgan Chase Bank, N.A.	GBP	346	7/14	7	—	7
Buy	UBS AG	GBP	501	7/14	5	—	5
Sell	Goldman Sachs International	GBP	27,801	7/14	—	(675)	(675)
Sell	JP Morgan Chase Bank, N.A.	GBP	111	7/14	—	(6)	(6)
Sell	Bank of America, N.A.	GBP	130	8/14	—	(369)	(369)
Buy	Barclays Bank PLC	JPY	13,200	7/14	1	—	1
Sell	Bank of America, N.A.	JPY	14,900	7/14	—	— (m)	— (m)
Sell	JP Morgan Chase Bank, N.A.	JPY	28,100	7/14	—	(1)	(1)
Sell	Barclays Capital PLC	JPY	28,100	8/14	—	(1)	(1)
Sell	Goldman Sachs International	MXN	6,163	8/14	—	(5)	(5)

					$1,027	$(2,112)	$(1,085)

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican New Peso

The Accompanying Notes are an Integral Part of the Financial Statements.

136  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

(j)	Swap agreements outstanding on June 30, 2014.

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/(Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Australian 6 Month Bank Bill	Citibank, N.A.	3.50%	3/18	7,900	AUD	$2	$131	$116

						$2	$131	$116

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)		Upfront Premium Paid/(Received) (000’s)	Unrealized Appreciation / (Depreciation) (000’s)	Market Value (000’s)
Alcoa, Inc., 5.72%, 2/23/19	BNP Paribas SA	1.00%	6/21	1.940%	300	USD	$(21)	$3	$(18)
Anglo American Capital	Citibank, N.A.	1.00%	3/19	1.330%	100	EUR	(5)	3	(2)
PLC, 5.875%, 4/17/15
Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	Barclays Bank PLC	1.00%	3/18	0.288%	600	USD	(2)	17	15
Federal Republic of Brazil,	Barclays Bank PLC	1.00%	6/18	1.112%	400	USD	(6)	4	(2)
12.25%, 3/6/30
Federal Republic of Brazil,	Barclays Bank PLC	1.00%	9/21	1.761%	1,200	USD	(39)	(20)	(59)
12.25%, 3/6/30
Federal Republic of Brazil,	BNP Paribas SA	1.00%	6/18	1.112%	800	USD	(8)	5	(3)
12.25%, 3/6/30
Federal Republic of Brazil,	Citibank, N.A.	1.00%	9/17	0.904%	2,000	USD	(30)	36	6
12.25%, 3/6/30
Federal Republic of Brazil,	Citibank, N.A.	1.00%	6/18	1.112%	1,100	USD	(12)	8	(4)
12.25%, 3/6/30
Federal Republic of Brazil,	Citibank, N.A.	1.00%	9/21	1.761%	300	USD	(10)	(5)	(15)
12.25%, 3/6/30
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	1.00%	9/17	0.904%	80	USD	(1)	1	—
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	1.00%	6/18	1.112%	1,100	USD	(16)	11	(5)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	1.00%	9/21	1.761%	400	USD	(13)	(6)	(19)
Federal Republic of Brazil,	HSBC Bank USA	1.00%	6/17	0.850%	200	USD	(2)	3	1
12.25%, 3/6/30
Federal Republic of Brazil,	HSBC Bank USA	1.00%	6/18	1.112%	2,300	USD	(25)	16	(9)
12.25%, 3/6/30
Federal Republic of Brazil,	HSBC Bank USA	1.00%	9/22	1.857%	1,200	USD	(67)	(7)	(74)
12.25%, 3/6/30
Federal Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	1.00%	3/17	0.786%	1,100	USD	(10)	17	7
Federal Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	1.00%	6/18	1.112%	900	USD	(13)	10	(3)
Ford Motor Credit Co., LLC, 5.00%, 5/15/18	Goldman Sachs International	5.00%	3/19	0.624%	1,100	USD	190	31	221
Ford Motor Credit Co., LLC, 5.00%, 5/15/18	J.P. Morgan Chase Bank, N.A.	5.00%	3/19	0.624%	1,400	USD	245	37	282
Frontier Communications, 5.00%, 9/20/17	Goldman Sachs International	5.00%	9/17	1.283%	125	USD	(2)	17	15
HeidelbergCement Finance Luxembourg SA, 5.625%, 1/4/18	Goldman Sachs International	5.00%	12/18	1.135%	200	EUR	34	13	47
Italian Government	Citibank, N.A.	1.00%	12/18	0.852%	2,800	USD	(163)	182	19
International Bond,
6.875%, 9/27/23
Italian Government	HSBC Bank USA	1.00%	3/17	0.634%	1,500	USD	(9)	24	15
International Bond,
6.875%, 9/27/23

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio   137

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)		Upfront Premium Paid/(Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Italian Government	HSBC Bank USA	1.00%	12/18	0.852%	1,400	USD	$(57)	$66	$9
International Bond,
6.875%, 9/27/23
Italian Government	Morgan Stanley	1.00%	12/18	0.852%	2,500	USD	(144)	161	17
International Bond,	Capital Services
6.875%, 9/27/23	LLC
Marks & Spencer PLC,	BNP Paribas SA	1.00%	6/21	1.508%	3,100	EUR	(140)	(1)	(141)
6.125%, 12/2/19
Marks & Spencer PLC,	Citibank, N.A.	1.00%	6/21	1.508%	300	EUR	(13)	— (m)	(13)
6.125%, 12/2/19
Petrobras International Finance Co., 8.375%, 12/10/18	Morgan Stanley Capital Services LLC	1.00%	9/15	0.811%	200	USD	(2)	2	—
Renault SA, 5.625%, 3/22/17	Citibank, N.A.	1.00%	12/18	0.925%	600	EUR	(35)	38	3
Renault SA, 5.625%, 3/22/17	Goldman Sachs International	1.00%	12/18	0.925%	200	EUR	(11)	12	1
Republic of Peru, 8.75%, 11/21/33	Barclays Bank PLC	1.00%	3/23	1.242%	1,100	USD	(26)	6	(20)
Republic of Venezuela,	HSBC Bank USA	5.00%	6/17	9.247%	200	USD	(13)	(8)	(21)
9.25%, 9/15/27
Republic of Venezuela,	HSBC Bank USA	5.00%	9/17	9.266%	120	USD	(12)	(1)	(13)
9.25%, 9/15/27
Russia Government	Barclays Bank PLC	1.00%	3/19	1.662%	300	USD	(19)	10	(9)
International Bond,
7.50%, 3/31/30
Russia Government	Citibank, N.A.	1.00%	3/19	1.662%	400	USD	(25)	14	(11)
International Bond,
7.50%, 3/31/30
Russia Government	Goldman Sachs	1.00%	3/23	2.124%	1,300	USD	(81)	(27)	(108)
International Bond,	International
7.50%, 3/31/30
Russia Government	HSBC Bank USA	1.00%	6/17	1.282%	300	USD	(9)	7	(2)
International Bond,
7.50%, 3/31/30
Russia Government	HSBC Bank USA	1.00%	9/17	1.320%	200	USD	(4)	2	(2)
International Bond,
7.50%, 3/31/30
Russia Government	HSBC Bank USA	1.00%	3/19	1.662%	100	USD	(6)	4	(2)
International Bond,
7.50%, 3/31/30
Russia Government	J.P. Morgan Chase	1.00%	12/18	1.602%	2,300	USD	(52)	(6)	(58)
International Bond,	Bank, N.A.
7.50%, 3/31/30
Russia Government	Morgan Stanley	1.00%	3/17	1.237%	5,700	USD	(169)	135	(34)
International Bond,	Capital Services
7.50%, 3/31/30	LLC
Schaeffler Finance BV,	Barclays Bank PLC	5.00%	6/19	1.766%	400	EUR	82	3	85
5.00%, 6/20/19
Teck Resources, Ltd.,	BNP Paribas SA	1.00%	3/19	1.208%	800	USD	(22)	14	(8)
3.15%, 1/15/17
Telefonica Emisiones Sau,	Citibank, N.A.	1.00%	6/19	0.918%	4,000	EUR	62	(40)	22
4.375%, 2/2/16
Telefonica Emisiones Sau,	Goldman Sachs	1.00%	6/21	1.212%	600	EUR	(33)	22	(11)
4.375%, 2/2/16	International
Ukraine Government	Citibank, N.A.	5.00%	3/19	8.069%	900	USD	(151)	53	(98)
International Bond,
6.75%, 11/14/17
Valeant Pharmaceuticals,	Goldman Sachs	5.00%	6/16	0.670%	200	USD	(2)	19	17
6.875%, 12/1/18	International
Wendel SA, 4.875%, 5/26/16	Barclays Bank PLC	5.00%	6/21	1.787%	100	EUR	27	1	28

							$(840)	$886	$46

The Accompanying Notes are an Integral Part of the Financial Statements.

138  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)		Upfront Premium Paid/(Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Markit CDX Emerging Markets Index, Series 17	Morgan Stanley Capital Services LLC	5.00%	6/17	2.415%	1,235	USD	$59	$33	$92
Markit CDX Emerging	Barclays Bank PLC	5.00%	12/17	2.354%	500	USD	43	2	45
Markets Index, Series 18
Markit CDX Emerging	HSBC Bank USA	5.00%	12/17	2.378%	635	USD	60	(4)	56
Markets Index, Series 18
Markit CDX Emerging	HSBC Bank USA	5.00%	6/18	2.434%	1,600	USD	111	43	154
Markets Index, Series 19

							$273	$74	$347

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/(Depreciation) (000’s)
6-Month Australian Bank Bill	4.00%	6/19	25,100	AUD	$731

					$731

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/(Depreciation) (000’s)
3-Month USD-LIBOR	1.25%	6/17	40,000	USD	$(63)
6-Month GBP-LIBOR	3.50%	9/44	7,100	GBP	(209)
6-Month JPY-LIBOR	1.00%	3/24	160,000	JPY	(13)
6-Month JPY-LIBOR	1.00%	9/23	1,120,000	JPY	(180)

					$(464)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
Markit CDX Emerging Markets Index, Series 21	5.00%	6/19	2.365%	21,740	USD	$755

						$755

(k)	Cash or securities with an aggregate value of $55,668 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2014.

(m)	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio  139

Multi-Sector Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$9,815	$—
US Government & Agency Bonds	—	10,622	—
Foreign Bonds	—	136,724	—
Municipal Bonds	—	13,199	—
Corporate Bonds	—	301,396	870
Structured Products	—	33,179	1,186
Short-Term Investments	—	9,392	—
Other Financial Instruments^
Futures	174	—	—
Forward Currency Contracts	—	1,027	—
Interest Rate Swaps	—	862	—
Credit Default Swaps	—	1,895	17

Total Assets	$174	$518,111	$2,073

Liabilities:
Other Financial Instruments^
Futures	$(71)	$—	$—
Forward Currency Contracts	—	(2,112)	—
Interest Rate Swaps	—	(464)	—
Credit Default Swaps	—	(764)	—

Total Liabilities	$(71)	$(3,340)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

140  Multi-Sector Bond Portfolio

Balanced Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Investment Grade Segment includes bonds of companies and governments headquarteed outside the United States.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio may obtain its exposure to domestic and foreign equity securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Balanced Portfolio  141

Balanced Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,042.20	$1.06
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.05

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

142  Balanced Portfolio

Balanced Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Domestic Common Stocks and Warrants (0.0%)	Shares/ $ Par	Value $ (000’s)

	Materials (0.0%)

*	Thompson Creek Metals Co., Inc.	61,585	182

	Total		182

	Metals & Mining (0.0%)

*	Patriot Coal Corp. Warrants	2,727	38

	Total		38

	Total Domestic Common Stocks and Warrants (Cost: $200)		220

	Preferred Stocks (0.1%)

	Energy (0.0%)

	SandRidge Energy, Inc., 8.50%, 12/31/49	3,000	339

	Total		339

	Financials (0.1%)

	Ally Financial, Inc, 7.00%, 12/31/49	357	358
	Ally Financial, Inc., 8.50%, 12/31/49	31,671	874
	GMAC Capital Trust I, 8.125%, 2/15/40	11,788	322

	Total		1,554

	Telecommunications (0.0%)

	Crown Castle International Corp., 4.50%, 11/1/16	735	75

	Total		75

	Total Preferred Stocks (Cost: $1,774)		1,968

	Investment Grade Segment (12.0%)

	Aerospace & Defense (0.1%)

	BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	180,000	208
	Boeing Capital Corp., 2.125%, 8/15/16	460,000	473
	General Dynamics Corp., 2.25%, 11/15/22	560,000	529
	L-3 Communications Corp., 4.75%, 7/15/20	205,000	225
	L-3 Communications Corp., 4.95%, 2/15/21	850,000	942
	L-3 Communications Corp., 5.20%, 10/15/19	635,000	714
	Lockheed Martin Corp., 3.35%, 9/15/21	175,000	182

	Total		3,273

	Autos & Vehicle Parts (0.4%)

	American Honda Finance Corp., 2.125%, 2/28/17 144A	980,000	1,005
	American Honda Finance Corp., 2.125%, 10/10/18	710,000	721
	Daimler Finance North America LLC, 2.375%, 8/1/18 144A	140,000	144

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Autos & Vehicle Parts continued

Daimler Finance North America LLC, 2.625%, 9/15/16 144A	45,000	47
Daimler Finance North America LLC, 2.875%, 3/10/21 144A	530,000	535
Ford Motor Co., 7.45%, 7/16/31	780,000	1,043
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	480,000	490
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	700,000	814
Johnson Controls, Inc., 3.625%, 7/2/24	185,000	186
Johnson Controls, Inc., 4.625%, 7/2/44	335,000	335
Johnson Controls, Inc., 4.95%, 7/2/64	335,000	339
Toyota Motor Credit Corp., 1.75%, 5/22/17	1,085,000	1,106
Toyota Motor Credit Corp., 3.30%, 1/12/22	1,025,000	1,060
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	730,000	757

Total		8,582

Banking (2.0%)

American Express Co., 6.15%, 8/28/17	590,000	675
American Express Credit Corp., 1.30%, 7/29/16	305,000	308
Australia & New Zealand Banking Group, Ltd., 4.50%, 3/19/24 144A	1,175,000	1,206
Bank of America Corp., 2.60%, 1/15/19	610,000	617
Bank of America Corp., 3.30%, 1/11/23	670,000	660
Bank of America Corp., 4.125%, 1/22/24	955,000	985
Bank of America Corp., 5.00%, 1/21/44	955,000	1,013
Bank of America Corp., 5.75%, 12/1/17	870,000	981
Bank of Montreal, 2.55%, 11/6/22	570,000	552
The Bank of New York Mellon Corp., 3.55%, 9/23/21	1,125,000	1,183
Barclays Bank PLC, 3.75%, 5/15/24	700,000	702
Barclays Bank PLC, 6.05%, 12/4/17 144A	710,000	805
Blackstone Holdings Finance Co. LLC, 5.00%, 6/15/44 144A	780,000	804
BNP Paribas SA, 2.40%, 12/12/18	1,400,000	1,412
Citigroup, Inc., 3.50%, 5/15/23	1,405,000	1,368
Citigroup, Inc., 3.953%, 6/15/16	1,810,000	1,910
Citigroup, Inc., 5.30%, 5/6/44	635,000	662
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	225,000	238
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.50%, 1/11/21	180,000	198
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.75%, 12/1/43	905,000	1,043
Discover Bank of Greenwood Delaware, 4.25%, 3/13/26	460,000	478
Fifth Third Bank, 4.75%, 2/1/15	740,000	758
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	1,405,000	1,448
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	1,170,000	1,329
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	835,000	958
HSBC Holdings PLC, 4.25%, 3/14/24	430,000	443
HSBC Holdings PLC, 5.10%, 4/5/21	590,000	670
HSBC Holdings PLC, 5.25%, 3/14/44	350,000	375
JPMorgan Chase & Co., 3.15%, 7/5/16	3,735,000	3,893

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio  143

Balanced Portfolio

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Banking continued

JPMorgan Chase & Co., 3.20%, 1/25/23	705,000	700
JPMorgan Chase & Co., 5.625%, 8/16/43	890,000	1,006
JPMorgan Chase & Co., 6.00%, 1/15/18	540,000	618
KKR Group Finance Co. III LLC, 5.125%, 6/1/44 144A	1,280,000	1,299
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	2,185,000	2,496
Morgan Stanley, 3.75%, 2/25/23	1,530,000	1,556
Morgan Stanley, 3.875%, 4/29/24	355,000	359
Morgan Stanley, 4.10%, 5/22/23	340,000	345
Morgan Stanley, 4.75%, 3/22/17	395,000	430
Nordea Bank AB, 4.875%, 1/27/20 144A	320,000	360
People’s United Bank, 4.00%, 7/15/24	710,000	712
PNC Bank NA, 2.95%, 1/30/23	720,000	705
PNC Bank NA, 3.80%, 7/25/23	705,000	730
Royal Bank of Canada, 1.45%, 9/9/16	720,000	729
Royal Bank of Canada, 2.20%, 7/27/18	705,000	720
The Royal Bank of Scotland PLC, 5.625%, 8/24/20	375,000	430
Standard Chartered PLC, 3.20%, 5/12/16 144A	655,000	683
Standard Chartered PLC, 5.20%, 1/26/24 144A	740,000	789
State Street Corp., 2.875%, 3/7/16	390,000	405
SunTrust Bank/Atlanta GA, 2.75%, 5/1/23	485,000	466
SunTrust Banks, Inc., 6.00%, 9/11/17	405,000	459
The Toronto-Dominion Bank, 2.625%, 9/10/18	725,000	749
U.S. Bancorp, 3.442%, 2/1/16	700,000	729
Wells Fargo & Co., 3.45%, 2/13/23	525,000	522
Wells Fargo & Co., 4.10%, 6/3/26	1,215,000	1,230
Wells Fargo & Co., 4.60%, 4/1/21	715,000	796

Total		47,697

Basic Materials (0.1%)

Georgia-Pacific LLC, 5.40%, 11/1/20 144A	890,000	1,027
Georgia-Pacific LLC, 7.75%, 11/15/29	50,000	69
International Paper Co., 4.80%, 6/15/44	700,000	706

Total		1,802

Builders & Building Materials (0.1%)

M.D.C. Holdings, Inc., 5.50%, 1/15/24	1,400,000	1,455

Total		1,455

Capital Goods (0.2%)

Caterpillar Financial Services Corp., 1.625%, 6/1/17	510,000	518
Caterpillar Financial Services Corp., 2.45%, 9/6/18	710,000	730
Caterpillar, Inc., 3.803%, 8/15/42	340,000	315
John Deere Capital Corp., 0.70%, 9/4/15	560,000	562
John Deere Capital Corp., 1.20%, 10/10/17	380,000	379
John Deere Capital Corp., 2.25%, 4/17/19	430,000	435
John Deere Capital Corp., 2.80%, 1/27/23	580,000	571

Total		3,510

Chemicals (0.2%)

Eastman Chemical Co., 7.25%, 1/15/24	85,000	104
LYB International Finance BV, 4.875%, 3/15/44	570,000	594
LyondellBasell Industries NV, 5.00%, 4/15/19	260,000	293
LyondellBasell Industries NV, 6.00%, 11/15/21	260,000	311
Monsanto Co., 2.75%, 7/15/21	525,000	525

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Chemicals continued

Monsanto Co., 4.20%, 7/15/34	525,000	530
Monsanto Co., 5.125%, 4/15/18	55,000	62
The Mosaic Co., 4.25%, 11/15/23	305,000	322
The Mosaic Co., 5.45%, 11/15/33	535,000	600
Praxair, Inc., 3.55%, 11/7/42	710,000	648

Total		3,989

Conglomerate & Diversified Manufacturing (0.1%)

Eaton Corp., 2.75%, 11/2/22	1,685,000	1,632
Ingersoll-Rand Global Holding Co., 2.875%, 1/15/19	165,000	169
Ingersoll-Rand Global Holding Co., 4.25%, 6/15/23	180,000	189
Roper Industries, Inc., 3.125%, 11/15/22	615,000	601
United Technologies Corp., 3.10%, 6/1/22	390,000	395
United Technologies Corp., 4.50%, 6/1/42	470,000	492

Total		3,478

Consumer Products & Retailing (0.7%)

AutoNation, Inc., 5.50%, 2/1/20	165,000	182
Costco Wholesale Corp., 1.70%, 12/15/19	1,385,000	1,364
CVS Caremark Corp., 5.30%, 12/5/43	190,000	215
CVS Caremark Corp., 6.25%, 6/1/27	715,000	886
CVS Pass-Through Trust, 6.036%, 12/10/28	486,824	560
Delhaize Group SA, 4.125%, 4/10/19	710,000	745
The Home Depot, Inc., 2.00%, 6/15/19	175,000	175
The Home Depot, Inc., 2.25%, 9/10/18	1,240,000	1,269
The Home Depot, Inc., 3.75%, 2/15/24	530,000	554
The Home Depot, Inc., 4.40%, 4/1/21	205,000	230
The Home Depot, Inc., 5.875%, 12/16/36	70,000	87
The Kroger Co., 4.00%, 2/1/24	395,000	410
Lowe’s Cos., Inc., 3.80%, 11/15/21	125,000	133
Lowe’s Cos., Inc., 3.875%, 9/15/23	720,000	759
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	1,405,000	1,489
Nordstrom, Inc., 6.25%, 1/15/18	225,000	260
The Procter & Gamble Co., 2.30%, 2/6/22	900,000	879
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	786
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/18 144A	565,000	570
SC Johnson & Son, Inc., 4.00%, 5/15/43 144A	320,000	310
Signet UK Finance PLC, 4.70%, 6/15/24	1,400,000	1,423
Target Corp., 2.30%, 6/26/19	255,000	257
Target Corp., 3.50%, 7/1/24	350,000	354
The TJX Cos., Inc., 2.50%, 5/15/23	380,000	361
The TJX Cos., Inc., 2.75%, 6/15/21	335,000	335
Unilever Capital Corp., 2.20%, 3/6/19	1,065,000	1,080
Wal-Mart Stores, Inc., 1.95%, 12/15/18	360,000	364
Wal-Mart Stores, Inc., 2.80%, 4/15/16	300,000	312
Wal-Mart Stores, Inc., 3.25%, 10/25/20	480,000	504
Wal-Mart Stores, Inc., 3.625%, 7/8/20	250,000	269
Wal-Mart Stores, Inc., 4.30%, 4/22/44	630,000	636

Total		17,758

Electric Utilities (1.3%)

Alabama Power Co., 3.95%, 6/1/21	780,000	836
Appalachian Power Co., 4.60%, 3/30/21	390,000	435
Arizona Public Service Co., 5.05%, 9/1/41	355,000	400
Arizona Public Service Co., 8.75%, 3/1/19	95,000	123
Bruce Mansfield Unit, 6.85%, 6/1/34	414,563	454
CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	444
Commonwealth Edison Co., 4.00%, 8/1/20	410,000	443

The Accompanying Notes are an Integral Part of the Financial Statements.

144  Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued

Commonwealth Edison Co., 4.70%, 1/15/44	320,000	349
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	140
Commonwealth Edison Co., 6.15%, 9/15/17	105,000	121
Connecticut Light & Power Co., 5.65%, 5/1/18	150,000	170
Constellation Energy Group, Inc., 5.15%, 12/1/20	150,000	169
Consumers Energy Co., 3.375%, 8/15/23	225,000	231
The Dayton Power & Light Co., 1.875%, 9/15/16 144A	675,000	686
The Detroit Edison Co., 3.45%, 10/1/20	410,000	431
Dominion Resources, Inc., 1.40%, 9/15/17	705,000	704
DTE Energy Co., 6.375%, 4/15/33	175,000	221
Duke Energy Corp., 3.75%, 4/15/24	620,000	637
Duke Energy Corp., 6.25%, 6/15/18	40,000	46
Duke Energy Ohio, Inc., 3.80%, 9/1/23	130,000	137
Duke Energy Progress, Inc., 2.80%, 5/15/22	535,000	532
Duke Energy Progress, Inc., 4.10%, 3/15/43	1,035,000	1,021
Entergy Corp., 5.125%, 9/15/20	420,000	466
Entergy Gulf States Louisiana LLC, 3.78%, 4/1/25	695,000	699
Entergy Louisiana LLC, 3.78%, 4/1/25	695,000	699
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,062
Exelon Generation Co. LLC, 4.25%, 6/15/22	705,000	736
FirstEnergy Corp., 4.25%, 3/15/23	700,000	697
Jersey Central Power & Light Co., 4.70%, 4/1/24 144A	500,000	535
MidAmerican Energy Co., 2.40%, 3/15/19	725,000	739
Mississippi Power Co., 4.75%, 10/15/41	595,000	606
Monongahela Power Co., 5.40%, 12/15/43 144A	360,000	412
Nevada Power Co., 5.95%, 3/15/16	60,000	65
NextEra Energy Capital Holdings, Inc., 4.50%, 6/1/21	1,300,000	1,420
Northeast Utilities, 2.80%, 5/1/23	505,000	486
Northeast Utilities, 4.50%, 11/15/19	40,000	44
Northern States Power Co./MN, 2.60%, 5/15/23	700,000	675
NV Energy, Inc., 6.25%, 11/15/20	340,000	401
Ohio Edison Co., 6.875%, 7/15/36	145,000	187
Ohio Power Co., 5.375%, 10/1/21	375,000	438
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,175,000	1,238
Pacific Gas & Electric Co., 3.85%, 11/15/23	190,000	198
Pacific Gas & Electric Co., 5.125%, 11/15/43	395,000	443
Pacific Gas & Electric Co., 5.625%, 11/30/17	225,000	254
PacifiCorp., 3.85%, 6/15/21	780,000	837
Peco Energy Co., 1.20%, 10/15/16	405,000	409
Peco Energy Co., 2.375%, 9/15/22	440,000	423
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	243
PPL Capital Funding, Inc., 4.20%, 6/15/22	380,000	406
PPL Capital Funding, Inc., 4.70%, 6/1/43	525,000	538
Public Service Co. of Colorado, 2.50%, 3/15/23	345,000	331
Public Service Co. of Colorado, 3.20%, 11/15/20	520,000	537
Public Service Co. of New Mexico, 5.35%, 10/1/21	405,000	444
Public Service Electric & Gas Co., 2.30%, 9/15/18	725,000	743

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued

Public Service Electric & Gas Co., 3.65%, 9/1/42	300,000	275
Puget Sound Energy, Inc., 6.274%, 3/15/37	550,000	723
San Diego Gas & Electric Co., 3.60%, 9/1/23	500,000	523
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	259
Southern California Edison Co., 3.50%, 10/1/23	630,000	653
Southern Electric Generating Co., 2.20%, 12/1/18 144A	610,000	615
Tampa Electric Co., 5.40%, 5/15/21	530,000	613
Union Electric Co., 3.90%, 9/15/42	405,000	392
Union Electric Co., 6.40%, 6/15/17	180,000	205
Union Electric Co., 6.70%, 2/1/19	180,000	216
Virginia Electric & Power Co., 3.45%, 9/1/22	680,000	712
Virginia Electric & Power Co., 5.40%, 4/30/18	55,000	63

Total		31,390

Energy (0.6%)

Anadarko Petroleum Corp., 6.20%, 3/15/40	710,000	895
Anadarko Petroleum Corp., 6.375%, 9/15/17	780,000	898
Apache Corp., 4.75%, 4/15/43	370,000	388
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	391,000	438
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	105
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	419
Cimarex Energy Co., 4.375%, 6/1/24	325,000	331
ConocoPhillips, 6.00%, 1/15/20	1,175,000	1,398
Continental Resources, Inc., 3.80%, 6/1/24 144A	525,000	531
Devon Energy Corp., 1.875%, 5/15/17	365,000	371
Devon Energy Corp., 3.25%, 5/15/22	555,000	559
Encana Corp., 3.90%, 11/15/21	475,000	502
EOG Resources, Inc., 4.40%, 6/1/20	245,000	271
Hess Corp., 3.50%, 7/15/24	460,000	461
Marathon Oil Corp., 6.60%, 10/1/37	140,000	180
National Oilwell Varco, Inc., 1.35%, 12/1/17	120,000	120
National Oilwell Varco, Inc., 2.60%, 12/1/22	430,000	415
Noble Energy, Inc., 5.25%, 11/15/43	710,000	783
Noble Energy, Inc., 6.00%, 3/1/41	280,000	337
Occidental Petroleum Corp., 4.125%, 6/1/16	315,000	336
Petrohawk Energy Corp., 6.25%, 6/1/19	695,000	751
Rowan Cos., 5.85%, 1/15/44	570,000	615
Sempra Energy, 2.875%, 10/1/22	320,000	314
Sempra Energy, 6.15%, 6/15/18	250,000	290
Talisman Energy, Inc., 3.75%, 2/1/21	700,000	724
Transocean, Inc., 6.375%, 12/15/21	590,000	682
Weatherford International, Ltd., 5.95%, 4/15/42	375,000	425

Total		13,539

Entertainment (0.2%)

Historic TW, Inc., 6.625%, 5/15/29	580,000	739
Historic TW, Inc., 6.875%, 6/15/18	195,000	232
Time Warner, Inc., 2.10%, 6/1/19	530,000	527
Time Warner, Inc., 3.55%, 6/1/24	530,000	526

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio  145

Balanced Portfolio

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Entertainment continued

Time Warner, Inc., 5.35%, 12/15/43	735,000	800
Viacom, Inc., 3.875%, 4/1/24	285,000	290
Viacom, Inc., 4.25%, 9/1/23	420,000	441
Viacom, Inc., 5.85%, 9/1/43	355,000	408

Total		3,963

Finance (0.2%)

General Electric Capital Corp., 3.45%, 5/15/24	905,000	908
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	1,988
General Electric Capital Corp./LJ VP Holdings LLC, 3.80%, 6/18/19 144A	950,000	1,009

Total		3,905

Food & Beverage (0.6%)

Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	255,000	308
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	985,000	944
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	220,000	254
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,020,000	1,561
Archer-Daniels-Midland Co., 4.479%, 3/1/21	230,000	255
The Coca-Cola Co., 2.50%, 4/1/23	750,000	725
The Coca-Cola Co., 3.15%, 11/15/20	1,485,000	1,559
Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	695,000	703
Coca-Cola Femsa SAB de CV, 3.875%, 11/26/23	345,000	354
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	475,000	527
ConAgra Foods, Inc., 1.90%, 1/25/18	185,000	185
ConAgra Foods, Inc., 3.20%, 1/25/23	205,000	198
Diageo Capital PLC, 1.125%, 4/29/18	535,000	525
Diageo Capital PLC, 2.625%, 4/29/23	650,000	623
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	245,000	286
Heineken NV, 1.40%, 10/1/17 144A	270,000	270
Heineken NV, 2.75%, 4/1/23 144A	400,000	382
Kellogg Co., 3.25%, 5/21/18	235,000	247
Kraft Foods Group, Inc., 2.25%, 6/5/17	180,000	185
Kraft Foods Group, Inc., 3.50%, 6/6/22	120,000	123
Kraft Foods Group, Inc., 5.375%, 2/10/20	110,000	125
Kraft Foods Group, Inc., 6.125%, 8/23/18	303,000	352
Mead Johnson Nutrition Co., 4.60%, 6/1/44	175,000	176
Mead Johnson Nutrition Co., 4.90%, 11/1/19	640,000	711
Mondelez International, Inc., 4.00%, 2/1/24	1,050,000	1,088
Mondelez International, Inc., 6.50%, 2/9/40	645,000	826
PepsiCo, Inc., 7.90%, 11/1/18	80,000	100
Pernod-Ricard SA, 5.75%, 4/7/21 144A	430,000	494
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	580,000	601
WM Wrigley Jr. Co., 1.40%, 10/21/16 144A	100,000	101
WM Wrigley Jr. Co., 2.00%, 10/20/17 144A	135,000	137
WM Wrigley Jr. Co., 2.40%, 10/21/18 144A	115,000	117
WM Wrigley Jr. Co., 2.90%, 10/21/19 144A	270,000	277
WM Wrigley Jr. Co., 3.375%, 10/21/20 144A	175,000	181

Total		15,500

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Foreign Agencies (0.1%)

Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	289
Statoil ASA, 2.45%, 1/17/23	1,035,000	993
Statoil ASA, 2.90%, 11/8/20	1,065,000	1,095

Total		2,377

Healthcare (0.2%)

Express Scripts Holding Co., 2.25%, 6/15/19	290,000	289
Express Scripts Holding Co., 2.65%, 2/15/17	330,000	343
Express Scripts Holding Co., 3.50%, 11/15/16	560,000	594
Express Scripts Holding Co., 3.50%, 6/15/24	280,000	277
Express Scripts Holding Co., 3.90%, 2/15/22	175,000	183
McKesson Corp., 2.284%, 3/15/19	285,000	286
McKesson Corp., 2.85%, 3/15/23	235,000	227
Medco Health Solutions, Inc., 7.125%, 3/15/18	750,000	886
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	255,000	256
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	185,000	187
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	205,000	214
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	135,000	150

Total		3,892

Insurance (0.5%)

Aetna, Inc., 1.50%, 11/15/17	125,000	126
Aetna, Inc., 2.75%, 11/15/22	225,000	217
American International Group, Inc., 3.375%, 8/15/20	1,315,000	1,367
American International Group, Inc., 4.875%, 6/1/22	955,000	1,064
Aon PLC, 4.60%, 6/14/44	390,000	390
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	705,000	709
The Hartford Financial Services Group, Inc., 4.30%, 4/15/43	730,000	703
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	235,000	240
Marsh & McLennan Cos., Inc., 3.50%, 6/3/24	580,000	579
Marsh & McLennan Cos., Inc., 4.80%, 7/15/21	75,000	83
MassMutual Global Funding II, 2.30%, 9/28/15 144A	850,000	868
MetLife, Inc., 4.368%, 9/15/23	475,000	510
MetLife, Inc., 4.875%, 11/13/43	175,000	189
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	720,000	766
New York Life Global Funding, 2.45%, 7/14/16 144A	780,000	806
Prudential Financial, Inc., 3.50%, 5/15/24	1,230,000	1,226
Prudential Financial, Inc., 5.375%, 6/21/20	250,000	287
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	200
Prudential Financial, Inc., 6.20%, 11/15/40	905,000	1,133
UnitedHealth Group, Inc., 1.40%, 10/15/17	100,000	100
UnitedHealth Group, Inc., 2.75%, 2/15/23	120,000	116
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	119

The Accompanying Notes are an Integral Part of the Financial Statements.

146  Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Insurance continued

UnitedHealth Group, Inc., 3.95%, 10/15/42	50,000	47
UnitedHealth Group, Inc., 4.70%, 2/15/21	400,000	446
WellPoint, Inc., 3.125%, 5/15/22	55,000	55
WellPoint, Inc., 3.30%, 1/15/23	625,000	624
WellPoint, Inc., 3.70%, 8/15/21	25,000	26
WellPoint, Inc., 4.35%, 8/15/20	15,000	16

Total		13,012

Media (0.4%)

21st Century Fox America, Inc., 3.00%, 9/15/22	255,000	251
21st Century Fox America, Inc., 4.00%, 10/1/23	345,000	360
21st Century Fox America, Inc., 5.40%, 10/1/43	855,000	954
21st Century Fox America, Inc., 6.90%, 8/15/39	120,000	157
CBS Corp., 3.375%, 3/1/22	80,000	80
Comcast Corp., 2.85%, 1/15/23	950,000	943
Comcast Corp., 4.50%, 1/15/43	610,000	622
Comcast Corp., 4.65%, 7/15/42	610,000	632
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	710,000	733
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 4/1/24	1,050,000	1,113
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	90,000	98
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	335,000	352
Discovery Communications LLC, 3.25%, 4/1/23	50,000	49
Discovery Communications LLC, 4.875%, 4/1/43	115,000	116
Discovery Communications LLC, 4.95%, 5/15/42	10,000	10
Discovery Communications LLC, 5.05%, 6/1/20	225,000	253
NBCUniversal Media LLC, 4.45%, 1/15/43	610,000	612
NBCUniversal Media LLC, 6.40%, 4/30/40	180,000	231
SES Global Americas Holdings GP, 2.50%, 3/25/19 144A	350,000	352
SES Global Americas Holdings GP, 5.30%, 3/25/44 144A	350,000	374
Time Warner Cable, Inc., 4.00%, 9/1/21	700,000	748
Time Warner Cable, Inc., 4.50%, 9/15/42	1,025,000	998
Time Warner Cable, Inc., 5.875%, 11/15/40	255,000	297

Total		10,335

Metals & Mining (0.2%)

Barrick North America Finance LLC, 4.40%, 5/30/21	265,000	277
Barrick North America Finance LLC, 6.80%, 9/15/18	370,000	434
BHP Billiton Finance USA, Ltd., 3.85%, 9/30/23	1,180,000	1,237
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43	975,000	1,012
Goldcorp, Inc., 3.70%, 3/15/23	110,000	109
Newmont Mining Corp., 3.50%, 3/15/22	185,000	178
Newmont Mining Corp., 6.25%, 10/1/39	86,000	90
Plains Exploration & Production Co., 6.125%, 6/15/19	315,000	348
Plains Exploration & Production Co., 6.50%, 11/15/20	225,000	251

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued

Plains Exploration & Production Co., 6.75%, 2/1/22	395,000	449
Plains Exploration & Production Co., 6.875%, 2/15/23	315,000	369
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	600,000	645
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	200,000	262
Teck Resources, Ltd., 3.00%, 3/1/19	110,000	112

Total		5,773

Oil & Gas (0.4%)

BP Capital Markets PLC, 1.846%, 5/5/17	725,000	741
BP Capital Markets PLC, 2.50%, 11/6/22	1,200,000	1,145
BP Capital Markets PLC, 4.50%, 10/1/20	185,000	205
BP Capital Markets PLC, 4.75%, 3/10/19	1,320,000	1,480
Cenovus Energy, Inc., 4.45%, 9/15/42	700,000	693
Chevron Corp., 1.718%, 6/24/18	355,000	358
Chevron Corp., 2.427%, 6/24/20	170,000	173
Chevron Corp., 3.191%, 6/24/23	535,000	543
Husky Energy, Inc., 3.95%, 4/15/22	590,000	624
Husky Energy, Inc., 7.25%, 12/15/19	80,000	99
Shell International Finance BV, 1.90%, 8/10/18	535,000	541
Shell International Finance BV, 4.30%, 9/22/19	1,580,000	1,756
Suncor Energy, Inc., 6.85%, 6/1/39	265,000	352
Total Capital International SA, 1.50%, 2/17/17	105,000	107
Total Capital SA, 2.125%, 8/10/18	535,000	544
Total Capital SA, 4.45%, 6/24/20	950,000	1,060

Total		10,421

Personal Credit Institutions (0.4%)

Toyota Motor Credit Corp., 0.326%, 1/15/15	10,000,000	10,004

Total		10,004

Pharmaceuticals (0.5%)

AbbVie, Inc., 1.75%, 11/6/17	305,000	307
AbbVie, Inc., 2.90%, 11/6/22	1,270,000	1,228
Actavis Funding SCS, 3.85%, 6/15/24 144A	245,000	248
Actavis Funding SCS, 4.85%, 6/15/44 144A	395,000	399
Actavis, Inc., 1.875%, 10/1/17	85,000	86
Actavis, Inc., 3.25%, 10/1/22	210,000	206
Amgen, Inc., 3.875%, 11/15/21	935,000	987
Celgene Corp., 2.25%, 5/15/19	235,000	236
Celgene Corp., 3.625%, 5/15/24	350,000	351
Celgene Corp., 4.625%, 5/15/44	350,000	350
Gilead Sciences, Inc., 2.05%, 4/1/19	250,000	250
Gilead Sciences, Inc., 3.70%, 4/1/24	520,000	534
Merck & Co., Inc., 2.80%, 5/18/23	355,000	347
Merck & Co., Inc., 3.875%, 1/15/21	590,000	636
Merck & Co., Inc., 5.75%, 11/15/36	30,000	36
Mylan, Inc., 3.125%, 1/15/23 144A	520,000	500
Mylan, Inc., 5.40%, 11/29/43	610,000	657
The Novartis Capital Corp., 2.40%, 9/21/22	1,080,000	1,040
The Novartis Capital Corp., 3.40%, 5/6/24	700,000	709
Perrigo Co., PLC, 2.30%, 11/8/18 144A	175,000	175
Perrigo Co., PLC, 4.00%, 11/15/23 144A	525,000	534
Pfizer, Inc., 2.10%, 5/15/19	350,000	352
Pfizer, Inc., 3.40%, 5/15/24	350,000	355
Roche Holdings, Inc., 6.00%, 3/1/19 144A	351,000	412
Sanofi-Aventis SA, 2.625%, 3/29/16	1,155,000	1,196

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio  147

Balanced Portfolio

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued

Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	615,000	601
Wyeth LLC, 5.50%, 2/15/16	25,000	27

Total		12,759

Pipelines (0.6%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	160
Enbridge, Inc., 4.00%, 10/1/23	720,000	749
Energy Transfer Partners LP, 4.15%, 10/1/20	495,000	523
Energy Transfer Partners LP, 4.65%, 6/1/21	285,000	307
Energy Transfer Partners LP, 6.70%, 7/1/18	305,000	357
Enterprise Products Operating LLC, 3.90%, 2/15/24	1,275,000	1,319
Kinder Morgan Energy Partners LP, 3.50%, 3/1/21	575,000	583
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	795,000	931
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	329
Magellan Midstream Partners LP, 5.15%, 10/15/43	370,000	405
Magellan Midstream Partners LP, 6.55%, 7/15/19	335,000	398
NiSource Finance Corp., 5.80%, 2/1/42	915,000	1,048
NiSource Finance Corp., 6.125%, 3/1/22	730,000	863
Oneok Partners LP, 5.00%, 9/15/23	365,000	403
Oneok Partners LP, 6.20%, 9/15/43	415,000	496
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	175,000	205
Spectra Energy Partners LP, 4.75%, 3/15/24	830,000	899
Sunoco Logistics Partners Operations LP, 4.25%, 4/1/24	160,000	165
Sunoco Logistics Partners Operations LP, 5.30%, 4/1/44	855,000	900
Western Gas Partners LP, 5.45%, 4/1/44	690,000	760
The Williams Companies, Inc., 5.75%, 6/24/44	1,050,000	1,059
Williams Partners LP, 3.35%, 8/15/22	115,000	114
Williams Partners LP, 4.00%, 11/15/21	135,000	141
Williams Partners LP, 4.125%, 11/15/20	54,000	58
Williams Partners LP, 5.40%, 3/4/44	575,000	617
Williams Partners LP, 5.80%, 11/15/43	105,000	119

Total		13,908

Real Estate Investment Trusts (0.7%)
ARC Properties Operating Partnership LP/Clark Acquisition LLC., 3.00%, 2/6/19 144A	520,000	522
AvalonBay Communities, Inc., 2.85%, 3/15/23	195,000	187
Boston Properties LP, 3.125%, 9/1/23	175,000	170
Boston Properties LP, 3.80%, 2/1/24	345,000	349
CBL & Associates LP, 5.25%, 12/1/23	945,000	1,007
Corporate Office Properties LP, 3.60%, 5/15/23	720,000	688
Corporate Office Properties LP, 3.70%, 6/15/21	655,000	655
Corporate Office Properties LP, 5.25%, 2/15/24	725,000	777
DDR Corp., 4.625%, 7/15/22	190,000	203
DDR Corp., 4.75%, 4/15/18	580,000	631
Duke Realty LP, 3.875%, 2/15/21	1,060,000	1,101

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued

ERP Operating LP, 4.50%, 7/1/44	695,000	697
Essex Portfolio LP, 3.375%, 1/15/23 144A	525,000	518
Essex Portfolio LP, 3.625%, 8/15/22	1,050,000	1,059
Essex Portfolio LP, 5.20%, 3/15/21 144A	535,000	599
HCP, Inc., 4.20%, 3/1/24	120,000	124
HCP, Inc., 4.25%, 11/15/23	505,000	525
Health Care REIT, Inc., 5.25%, 1/15/22	235,000	264
National Retail Properties, Inc., 3.90%, 6/15/24	340,000	342
Piedmont Operating Partnership LP, 3.40%, 6/1/23	1,170,000	1,112
Piedmont Operating Partnership LP, 4.45%, 3/15/24	620,000	635
Realty Income Corp., 4.65%, 8/1/23	660,000	709
Regency Centers LP, 3.75%, 6/15/24	195,000	196
Simon Property Group LP, 3.375%, 3/15/22	650,000	669
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	145,000	154
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	90,000	99
Vornado Realty LP, 2.50%, 6/30/19	770,000	771
WEA Finance LLC, 7.125%, 4/15/18 144A	360,000	438
WP Carey, Inc., 4.60%, 4/1/24	1,040,000	1,081

Total		16,282

Services (0.1%)

QVC, Inc., 3.125%, 4/1/19	160,000	163
QVC, Inc., 4.85%, 4/1/24	355,000	371
Republic Services, Inc., 5.25%, 11/15/21	425,000	484
Waste Management, Inc., 2.90%, 9/15/22	460,000	451
Waste Management, Inc., 4.60%, 3/1/21	440,000	487

Total		1,956

Technology (0.3%)

Apple, Inc., 1.00%, 5/3/18	565,000	553
Cisco Systems, Inc., 2.125%, 3/1/19	1,050,000	1,058
Fidelity National Information Services, Inc., 3.50%, 4/15/23	360,000	354
Fidelity National Information Services, Inc., 5.00%, 3/15/22	935,000	983
Hewlett-Packard Co., 2.75%, 1/14/19	700,000	718
Hewlett-Packard Co., 4.65%, 12/9/21	355,000	387
International Business Machines Corp., 1.95%, 7/22/16	400,000	411
International Business Machines Corp., 2.00%, 1/5/16	520,000	532
Microsoft Corp., 0.875%, 11/15/17	210,000	208
Microsoft Corp., 3.625%, 12/15/23	465,000	486
Oracle Corp., 2.375%, 1/15/19	890,000	905
Oracle Corp., 2.50%, 10/15/22	565,000	541
Oracle Corp., 3.40%, 7/8/24	350,000	349
Oracle Corp., 4.50%, 7/8/44	350,000	350

Total		7,835

Telecommunications (0.6%)

America Movil SAB de CV, 2.375%, 9/8/16	430,000	442
America Movil SAB de CV, 5.00%, 3/30/20	515,000	571
American Tower Corp., 5.00%, 2/15/24	1,285,000	1,396
AT&T Corp., 8.00%, 11/15/31	380,000	558
AT&T, Inc., 2.625%, 12/1/22	1,050,000	1,006
AT&T, Inc., 2.95%, 5/15/16	865,000	899
AT&T, Inc., 4.80%, 6/15/44	700,000	715
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	550,000	552

The Accompanying Notes are an Integral Part of the Financial Statements.

148  Balanced Portfolio

Balanced Portfolio

	Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued

	Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	275,000	359
	Qwest Corp., 6.50%, 6/1/17	595,000	676
	Rogers Communications, Inc., 4.10%, 10/1/23	225,000	235
	Rogers Communications, Inc., 5.45%, 10/1/43	400,000	442
	Telefonica Emisiones SAU, 3.729%, 4/27/15	555,000	569
	Verizon Communications, Inc., 2.45%, 11/1/22	710,000	666
	Verizon Communications, Inc., 4.50%, 9/15/20	1,065,000	1,171
	Verizon Communications, Inc., 5.15%, 9/15/23	530,000	593
	Verizon Communications, Inc., 6.25%, 4/1/37	400,000	485
	Verizon Communications, Inc., 6.35%, 4/1/19	770,000	911
	Verizon Communications, Inc., 6.40%, 9/15/33	1,025,000	1,255
	Verizon Communications, Inc., 6.55%, 9/15/43	1,075,000	1,353

	Total		14,854

	Transportation (0.2%)

	Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	455,000	457
	Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	375,000	374
	Burlington Northern Santa Fe LLC, 4.90%, 4/1/44	315,000	337
	Canadian National Railway Co., 5.85%, 11/15/17	140,000	159
	CSX Corp., 3.70%, 10/30/20	70,000	75
	CSX Corp., 3.70%, 11/1/23	305,000	314
	CSX Corp., 4.25%, 6/1/21	200,000	218
	CSX Corp., 5.60%, 5/1/17	490,000	547
	FedEx Corp., 4.90%, 1/15/34	410,000	440
	FedEx Corp., 5.10%, 1/15/44	285,000	309
	Norfolk Southern Corp., 2.903%, 2/15/23	789,000	768
	Union Pacific Corp., 2.25%, 2/15/19	235,000	239
	Union Pacific Corp., 4.30%, 6/15/42	700,000	708

	Total		4,945

	Total Investment Grade Segment (Cost: $274,656)		288,194

	Governments (12.0%)

	Governments (12.0%)

	Israel Government AID Bond, 0.00%, 11/15/22	2,600,000	2,043
	Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	8,650
	Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	12,006
	US Department of Housing & Urban Development, 6.17%, 8/1/14	2,054,000	2,056
	US Treasury, 0.375%, 3/31/16	129,830,000	129,855
(g)	US Treasury, 1.625%, 3/31/19	48,875,000	49,016
(g)	US Treasury, 1.625%, 6/30/19	55,700,000	55,700
(b)	US Treasury, 2.50%, 5/15/24	2,550,000	2,546

Governments (12.0%)	Shares/ $ Par	Value $ (000’s)

Governments continued

US Treasury, 2.875%, 5/15/43	16,200,000	14,803
US Treasury Stripped, 0.00%, 5/15/34	25,395,000	12,962

Total Governments (Cost: $282,687)		289,637

Municipal Bonds (0.8%)

Municipal Bonds (0.8%)

American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,312,000	1,569
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	70,000	94
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,040,000	1,178
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	400,000	451
The City of New York, Series C-1, 5.517%, 10/1/37 GO	590,000	692
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,185,000	1,359
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,170,000	1,359
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	200,000	239
Energy Northwest, Series E, 2.197%, 7/1/19 RB	935,000	939
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	5,000	5
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	30,000	30
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.995%, 7/1/20 RB	1,340,000	1,335
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	585,000	784
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	2,250,000	2,579
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	203,000	271
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	415,000	604
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	432,000	522
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	115,000	143
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	930,000	1,034
State of California, Series A, 4.988%, 4/1/39 GO	790,000	824
State of California, Series 2010, 5.70%, 11/1/21 GO	780,000	934
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,315,000	1,399
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	355,000	393

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio  149

Balanced Portfolio

Municipal Bonds (0.8%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued

University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	820,000	1,072

Total Municipal Bonds (Cost: $17,419)		19,809

Structured Products (14.9%)

Structured Products (14.9%)

AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A2, 1.976%, 6/1/21	2,000,000	1,998
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3, 2.845%, 3/1/26	460,000	456
Ally Auto Receivables Trust, Series 2012-2, Class C, 2.26%, 7/16/18 144A	990,000	1,007
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.552%, 2/14/43 IO	3,569,866	84
Banc of America Commercial Mortgage Trust, Series 2007-5, Class AM, 5.772%, 2/10/51	1,780,000	1,936
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM, 5.95%, 5/10/45	1,000,000	1,091
BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.73%, 2/21/17	535,000	535
BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.99%, 8/21/17	425,000	426
Capital Auto Receivables Asset Trust, Series 2013-4, Class A2x, 0.85%, 2/21/17	315,000	316
Capital Auto Receivables Asset Trust/Ally, Series 2014-1, Class A, 0.96%, 4/20/17	1,150,000	1,154
Capital One Multi-Asset Execution Trust, 1.26%, 1/15/20	660,000	663
Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, 10/15/18	2,415,000	2,422
Chase Issuance Trust, Series 2014-A1, Class A, 1.15%, 1/15/19	1,450,000	1,454
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	5,385,000	5,437
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, 2.68%, 6/7/23	1,125,000	1,129
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	1,575,000	1,609
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.65%, 9/20/19	130,000	148

Structured Products (14.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	174,778	177
COMM Mortgage Trust, Series 2013-CR8, Class AM, 3.965%, 6/10/46	1,600,000	1,658
Commercial Mortgage Pass-Through Certificates, Series 2014-LC15, Class A4, 4.006%, 4/10/47	3,255,000	3,440
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	858,823	935
CSMC Trust, Series 2013-IVR, Class A6, 2.50%, 7/25/43	4,784,765	4,698
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19	5,250,000	5,268
Discover Card Master Trust I, Series 2012-B3, Class B3, 0.602%, 5/15/18	500,000	501
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.549%, 2/15/31 IO	10,445,447	61
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.166%, 10/15/30 IO 144A	587,522	2
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	3,024,058	3,077
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.65%, 8/25/20 IO	16,006,984	1,099
Federal Home Loan Mortgage Corp., Series 4100, Class AD, 1.75%, 8/15/27	1,472,613	1,426
Federal Home Loan Mortgage Corp., 2.50%, 10/1/27	1,701,271	1,729
Federal Home Loan Mortgage Corp., 3.00%, 11/1/21	302,768	316
Federal Home Loan Mortgage Corp., 3.00%, 11/1/25	651,507	677
Federal Home Loan Mortgage Corp., 3.00%, 11/1/26	963,618	1,000
Federal Home Loan Mortgage Corp., 3.00%, 8/1/27	826,704	858
Federal Home Loan Mortgage Corp., 3.00%, 11/1/42	1,550,618	1,531
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	10,253,043	10,132
Federal Home Loan Mortgage Corp., 3.00%, 2/1/43	3,099,464	3,064
Federal Home Loan Mortgage Corp., 3.00%, 4/1/43	21,723,874	21,481
Federal Home Loan Mortgage Corp., 3.50%, 10/1/25	142,279	151

The Accompanying Notes are an Integral Part of the Financial Statements.

150  Balanced Portfolio

Balanced Portfolio

Structured Products (14.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal Home Loan Mortgage Corp., 3.50%, 11/1/25	118,586	126
Federal Home Loan Mortgage Corp., 3.50%, 12/1/25	789,091	836
Federal Home Loan Mortgage Corp., 3.50%, 1/1/26	36,436	39
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	665,731	704
Federal Home Loan Mortgage Corp., 3.50%, 3/1/26	33,526	35
Federal Home Loan Mortgage Corp., 3.50%, 5/1/26	261,461	277
Federal Home Loan Mortgage Corp., 3.50%, 6/1/26	503,756	534
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	1,268,861	1,342
Federal Home Loan Mortgage Corp., 3.50%, 2/1/42	1,653,542	1,702
Federal Home Loan Mortgage Corp., 3.50%, 4/1/42	1,634,340	1,682
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	956,585	985
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	3,230,515	3,325
Federal Home Loan Mortgage Corp., 3.50%, 9/1/42	2,553,453	2,628
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	223,732	237
Federal Home Loan Mortgage Corp., 4.00%, 7/1/24	1,270,009	1,351
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	1,257,816	1,348
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	414,023	443
Federal Home Loan Mortgage Corp., 4.00%, 6/1/26	572,455	613
Federal Home Loan Mortgage Corp., 4.00%, 12/1/26	171,123	182
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	8,724,134	9,254
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	8,816,044	9,352
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	114,463	121
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	422,907	449
Federal Home Loan Mortgage Corp., 4.00%, 3/1/42	242,877	258
Federal Home Loan Mortgage Corp., 4.00%, 10/1/43	163,918	174
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	419,216	450
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	123,518	124

Structured Products (14.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	355,544	385
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	961,530	1,050
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	2,144,057	2,337
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	13,357,091	14,463
Federal Home Loan Mortgage Corp., 4.50%, 10/1/43	230,000	249
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	189,302	201
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	650,645	696
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	5,590,749	6,316
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	3,142,388	3,513
Federal Home Loan Mortgage Corp., 5.00%, 8/1/39	323,220	361
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	526,253	589
Federal Home Loan Mortgage Corp., 5.00%, 3/1/41	184,218	204
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	933,098	1,037
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	4,399,352	4,879
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	3,303,668	3,656
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	175,450	187
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	480,959	511
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	96,627	103
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	602,747	647
Federal Home Loan Mortgage Corp., 5.50%, 6/1/33	25,500	28
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	567,290	632
Federal Home Loan Mortgage Corp., 5.50%, 7/1/35	1,000,000	1,116
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	389,816	435
Federal Home Loan Mortgage Corp., 5.50%, 8/1/38	192,473	215
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	508,323	559
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	455,810	512
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	38,670	44

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio   151

Balanced Portfolio

Structured Products (14.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal Home Loan Mortgage Corp. TBA, 2.50%, 7/1/28	1,815,000	1,842
Federal Home Loan Mortgage Corp. TBA, 3.00%, 7/1/29	2,920,000	3,027
Federal Home Loan Mortgage Corp. TBA, 3.00%, 7/1/43	1,035,000	1,021
Federal Home Loan Mortgage Corp. TBA, 3.50%, 7/1/27	990,000	1,046
Federal Home Loan Mortgage Corp. TBA, 4.00%, 7/1/42	6,075,000	6,436
Federal National Mortgage Association, Series 2012-113, Class AB, 1.50%, 10/25/27	137,693	132
Federal National Mortgage Association, 1.75%, 3/25/28	870,259	837
Federal National Mortgage Association, 2.50%, 8/1/28	2,501,746	2,545
Federal National Mortgage Association, 2.96%, 5/1/22	319,537	328
Federal National Mortgage Association, 3.00%, 10/1/26	61,860	64
Federal National Mortgage Association, 3.00%, 3/1/27	944,632	983
Federal National Mortgage Association, 3.00%, 6/1/27	1,588,694	1,652
Federal National Mortgage Association, 3.00%, 7/1/44	3,655,000	3,611
Federal National Mortgage Association, 3.50%, 9/1/23	311,792	328
Federal National Mortgage Association, 3.50%, 4/1/26	722,698	767
Federal National Mortgage Association, 3.50%, 10/1/42	3,082,099	3,178
Federal National Mortgage Association, 3.50%, 5/1/43	4,358,024	4,493
Federal National Mortgage Association, 3.50%, 6/1/43	21,600,408	22,270
Federal National Mortgage Association, 3.50%, 7/1/43	1,808,664	1,865
Federal National Mortgage Association, 3.53%, 9/1/23	380,000	400
Federal National Mortgage Association, 3.61%, 9/1/23	160,000	170
Federal National Mortgage Association, 3.67%, 8/1/23	52,432	56
Federal National Mortgage Association, 3.73%, 8/1/23	262,039	281
Federal National Mortgage Association, 4.00%, 7/1/44	15,670,000	16,630
Federal National Mortgage Association, 4.00%, 8/1/44	650,000	688
Federal National Mortgage Association, 4.50%, 6/1/19	2,545,608	2,741
Federal National Mortgage Association, 4.50%, 12/1/19	243,854	261

Structured Products (14.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal National Mortgage Association, 4.50%, 11/1/40	2,394,139	2,601
Federal National Mortgage Association, 4.50%, 1/1/41	1,987,284	2,154
Federal National Mortgage Association, 4.50%, 2/1/41	2,493,890	2,702
Federal National Mortgage Association, 4.50%, 3/1/41	309,785	336
Federal National Mortgage Association, 4.50%, 4/1/41	280,510	304
Federal National Mortgage Association, 4.50%, 5/1/41	11,501,107	12,466
Federal National Mortgage Association, 4.50%, 8/1/41	766,025	830
Federal National Mortgage Association, 5.00%, 3/1/20	901,441	972
Federal National Mortgage Association, 5.00%, 5/1/20	1,305,264	1,406
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	203,807	203
Federal National Mortgage Association, 5.50%, 4/1/21	415,363	454
Federal National Mortgage Association, 5.50%, 3/1/35	2,576,312	2,913
Federal National Mortgage Association, 5.50%, 9/1/35	3,160,726	3,569
Federal National Mortgage Association, 5.50%, 11/1/35	3,721,379	4,202
Federal National Mortgage Association, 5.50%, 11/1/37	2,535,382	2,880
Federal National Mortgage Association, 6.00%, 5/1/35	58,915	66
Federal National Mortgage Association, 6.00%, 6/1/35	171,703	195
Federal National Mortgage Association, 6.00%, 7/1/35	1,655,827	1,878
Federal National Mortgage Association, 6.00%, 10/1/35	361,306	408
Federal National Mortgage Association, 6.00%, 11/1/35	1,832,843	2,071
Federal National Mortgage Association, 6.00%, 9/1/36	440,829	496
Federal National Mortgage Association, 6.00%, 12/1/37	941,065	1,059
Federal National Mortgage Association, 6.00%, 3/1/38	306,403	345
Federal National Mortgage Association, 6.00%, 10/1/38	196,739	222
Federal National Mortgage Association, 6.00%, 4/1/40	772,938	870
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	3,191,797	3,558

The Accompanying Notes are an Integral Part of the Financial Statements.

152  Balanced Portfolio

Balanced Portfolio

Structured Products (14.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal National Mortgage Association, 6.50%, 7/1/37	1,654,432	1,865
Federal National Mortgage Association, 6.75%, 4/25/18	87,812	91
Federal National Mortgage Association TBA, 3.50%, 7/1/42	7,215,000	7,427
Federal National Mortgage Association TBA, 5.00%, 7/1/39	1,365,000	1,516
Ford Credit Auto Lease Trust, Series 2014-A, Class A3, 0.68%, 4/17/17	550,000	550
Ford Credit Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 6/15/17	475,000	476
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	1,300,000	1,303
Ford Credit Auto Owner Trust, Series 2013-D, Class A4, 1.11%, 2/15/19	1,450,000	1,453
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	1,600,000	1,605
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.50%, 1/15/20	1,200,000	1,227
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	500,000	500
Freddie Mac Gold Pool, 3.00%, 7/1/43	3,130,024	3,091
GE Equipment Small Ticket LLC, Series 2014-1A, Class A4, 1.44%, 10/25/21	1,100,000	1,108
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	3,070,000	3,120
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	500,000	532
Government National Mortgage Association, 5.00%, 7/15/33	516,781	568
Government National Mortgage Association, 5.50%, 1/15/32	52,572	59
Government National Mortgage Association, 5.50%, 2/15/32	362,161	405
Government National Mortgage Association, 5.50%, 9/15/32	11,179	13
GS Mortgage Securities Trust, Series 2013-G1, Class A1, 2.059%, 4/10/31 144A	1,513,152	1,477

Structured Products (14.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

GS Mortgage Series Trust, Series 2013-GC14, Class AS, 4.507%, 8/10/46	2,220,000	2,395
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3, 0.48%, 11/21/16	480,000	480
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	740,000	744
Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.01%, 2/15/18	1,000,000	1,006
Hyundai Auto Receivables Trust, Series 2011-B, Class D, 3.51%, 11/15/17	900,000	932
John Deere Owner Trust, Series 2014-A, Class A3, 0.92%, 4/16/18	860,000	862
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM, 5.44%, 5/15/45	1,515,000	1,642
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	1,946,589	2,123
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB, 5.857%, 2/15/51	311,523	331
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 6.057%, 4/15/45	2,270,000	2,473
JP Morgan Chase Commerical Mortgage Securities Trust, Series 2007-C1, , 6.164%, 2/15/51	2,120,000	2,331
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A3, 1.06%, 11/15/17	1,750,000	1,761
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	157,175	159
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	155,354	162
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 12/16/19	660,000	662
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.457%, 11/12/37	1,120,000	1,178
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AM, 5.419%, 8/12/48	600,000	644

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio  153

Balanced Portfolio

Structured Products (14.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Nissan Auto Lease Trust, Series 2013-A, Class A3, 0.61%, 4/15/16	450,000	451
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	1,278,839	1,347
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	62,096	64
Santander Drive Auto Receivables Trust, Series 2013-5, 1.55%, 10/15/18	1,525,000	1,534
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43	1,353,680	1,307
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	679,920	693
Toyota Auto Receivables Owners Trust, Series 2014-B, Class A4, 1.31%, 9/16/19	1,000,000	1,002
Toyota Auto Receivables Trust, Series 2013-B, Class A4, 1.46%, 1/15/19	1,500,000	1,518
Trade MAPS, Ltd., Series 2013-1A, Class A, 0.854%, 12/10/18	2,775,000	2,785
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	4,000,000	4,261
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.612%, 12/25/34	322,871	331
World Omni Auto Receivables Trust, Series 2013-B, Class A3, 0.83%, 8/15/18	300,000	300

Total Structured Products (Cost: $348,027)		359,318

Below Investment Grade Segment (6.5%)

Aerospace & Defense (0.1%)

Bombardier, Inc., 5.75%, 3/15/22 144A	150,000	154
Bombardier, Inc., 6.00%, 10/15/22 144A	150,000	154
Bombardier, Inc., 6.125%, 1/15/23 144A	280,000	288
Bombardier, Inc., 7.75%, 3/15/20 144A	445,000	503
Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19 144A	170,000	177
Spirit AeroSystems, Inc., 5.25%, 3/15/22 144A	45,000	46
TransDigm, Inc., 6.00%, 7/15/22 144A	115,000	118
TransDigm, Inc., 6.50%, 7/15/24 144A	115,000	120
Triumph Group, Inc., 4.875%, 4/1/21	195,000	194
Triumph Group, Inc., 5.25%, 6/1/22 144A	100,000	100

Total		1,854

Autos & Vehicle Parts (0.1%)

American Axle & Manufacturing, Inc., 5.125%, 2/15/19	80,000	84

	Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts continued

	American Axle & Manufacturing, Inc., 6.25%, 3/15/21	295,000	317
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	245,000	277
(d)	Exide Technologies, 8.625%, 2/1/18	155,000	93
	The Goodyear Tire & Rubber Co., 6.50%, 3/1/21	390,000	423
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	365,000	400
	Jaguar Land Rover Automotive PLC, 4.125%, 12/15/18 144A	125,000	129
	Lear Corp., 5.375%, 3/15/24	155,000	159
	Meritor, Inc., 6.25%, 2/15/24	60,000	63
	Meritor, Inc., 6.75%, 6/15/21	145,000	156
	Navistar International Corp., 8.25%, 11/1/21	380,000	397
	Schaeffler Finance BV, 4.75%, 5/15/21 144A	195,000	201
	Schaeffler Holding Finance BV, 6.875%, 8/15/18 144A	190,000	200

	Total		2,899

	Banking (0.1%)

	Ally Financial, Inc., 2.75%, 1/30/17	1,330,000	1,345
	Ally Financial, Inc., 7.50%, 9/15/20	380,000	458
	Ally Financial, Inc., 8.00%, 3/15/20	370,000	450
	Bank of America Corp., 5.125%, 12/29/49	360,000	359
	E*TRADE Financial Corp., 6.375%, 11/15/19	200,000	216
	E*TRADE Financial Corp., 6.75%, 6/1/16	355,000	385
	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.875%, 4/15/22 144A	120,000	121
	JPMorgan Chase & Co., 7.90%, 4/29/49	275,000	307
(d)	Washington Mutual Bank, 6.75%, 5/20/36	580,000	—
(d)	Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	—

	Total		3,641

	Basic Materials (0.3%)

	Ardagh Finance Holdings SA, 8.625%, 6/15/19 144A	115,000	118
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	205,000	227
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21 144A	45,000	45
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19 144A	390,000	400
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	73,235	76
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	125,000	138
	Belden, Inc., 5.25%, 7/15/24 144A	70,000	70
	Berry Plastics Corp., 5.50%, 5/15/22	215,000	216
	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II, 6.00%, 6/15/17 144A	330,000	338
(c)	BOE Intermediate Holding Corp., 9.00%, 11/1/17 144A	339,905	356
(c)	BOE Merger Corp., 9.50%, 11/1/17 144A	125,000	132
	Cascades, Inc., 5.50%, 7/15/22 144A	170,000	170
	Cascades, Inc., 7.875%, 1/15/20	100,000	106
	Garda World Security Corp., 7.25%, 11/15/21 144A	120,000	126

The Accompanying Notes are an Integral Part of the Financial Statements.

154  Balanced Portfolio

Balanced Portfolio

Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued

Graphic Packaging International, Inc., 4.75%, 4/15/21	195,000	199
Harland Clarke Holdings Corp., 6.875%, 3/1/20 144A	140,000	148
Harland Clarke Holdings Corp., 9.25%, 3/1/21 144A	295,000	309
The Hillman Group, Inc., 6.375%, 7/15/22 144A	45,000	45
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 6.875%, 2/15/19 144A	140,000	148
Plastipak Holdings, Inc., 6.50%, 10/1/21 144A	190,000	200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	600,000	633
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	515,000	556
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	170,000	185
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	385,000	408
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	475,000	526
Sealed Air Corp., 6.50%, 12/1/20 144A	120,000	135
Sealed Air Corp., 8.125%, 9/15/19 144A	215,000	237
Sealed Air Corp., 8.375%, 9/15/21 144A	275,000	315
Signode Industrial Group US, Inc., 6.375%, 5/1/22 144A	150,000	152

Total		6,714

Builders & Building Materials (0.2%)

Brookfield Residential Properties, Inc., 6.50%, 12/15/20 144A	140,000	148
Building Materials Corp. of America, 6.75%, 5/1/21 144A	255,000	275
Cemex Finance LLC, 6.00%, 4/1/24 144A	195,000	203
Cemex SAB de CV, 5.875%, 3/25/19 144A	100,000	104
Cemex SAB de CV, 6.50%, 12/10/19 144A	565,000	605
D.R. Horton, Inc., 3.75%, 3/1/19	155,000	156
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19 144A	175,000	179
KB Home, 4.75%, 5/15/19	155,000	156
KB Home, 7.25%, 6/15/18	290,000	326
KB Home, 9.10%, 9/15/17	120,000	141
Lennar Corp., 4.50%, 6/15/19	535,000	548
Mattamy Group Corp., 6.50%, 11/15/20 144A	125,000	128
Ply Gem Industries, Inc., 6.50%, 2/1/22 144A	200,000	193
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	290,000	326
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.625%, 3/1/24 144A	110,000	109
USG Corp., 5.875%, 11/1/21 144A	50,000	53
USG Corp., 7.875%, 3/30/20 144A	225,000	249
Weyerhaeuser Real Estate Co., 4.375%, 6/15/19 144A	215,000	216

Total		4,115

	Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

	Capital Goods (0.1%)

	Ashtead Capital, Inc., 6.50%, 7/15/22 144A	80,000	87
	BlueLine Rental Finance Corp., 7.00%, 2/1/19 144A	70,000	75
	Case New Holland, Inc., 7.875%, 12/1/17	205,000	239
	CNH Capital LLC, 3.625%, 4/15/18	250,000	255
	Jurassic Holdings III, 6.875%, 2/15/21 144A	635,000	648
	Terex Corp., 6.00%, 5/15/21	200,000	215
	United Rentals North America, Inc., 5.75%, 7/15/18	115,000	122
	United Rentals North America, Inc., 6.125%, 6/15/23	125,000	134
	United Rentals North America, Inc., 7.375%, 5/15/20	160,000	177

	Total		1,952

	Chemicals (0.2%)

	Celanese US Holdings LLC, 4.625%, 11/15/22	620,000	623
	Hexion US Finance Corp., 6.625%, 4/15/20	650,000	689
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	555,000	577
	Huntsman International LLC, 4.875%, 11/15/20	455,000	471
	Ineos Finance PLC, 7.50%, 5/1/20 144A	160,000	174
	Ineos Finance PLC, 8.375%, 2/15/19 144A	580,000	634
	Ineos Group Holdings SA, 5.875%, 2/15/19 144A	185,000	190
	Ineos Group Holdings SA, 6.125%, 8/15/18 144A	135,000	140
	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	320,000	332
	Tronox Finance, 6.375%, 8/15/20	295,000	304

	Total		4,134

	Conglomerate & Diversified Manufacturing (0.1%)

	Amsted Industries, Inc., 5.00%, 3/15/22 144A	960,000	960
	Gardner Denver, Inc., 6.875%, 8/15/21 144A	115,000	121
	Gates Global LLC / Gates Global Co., 6.00%, 7/15/22 144A	215,000	215
	Polymer Group, Inc., 6.875%, 6/1/19 144A	70,000	71
	Rexel SA, 5.25%, 6/15/20 144A	260,000	270
	WESCO Distribution, Inc., 5.375%, 12/15/21 144A	160,000	164

	Total		1,801

	Consumer Products & Retailing (0.2%)

(c)	BI-LO LLC/BI-LO Finance Corp., 8.625%, 9/15/18 144A	225,000	228
	C&S Group Enterprises LLC, 5.375%, 7/15/22 144A	255,000	256
	Cash America International, Inc., 5.75%, 5/15/18	255,000	263
(c)	Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19 144A	130,000	130
	Conn’s, Inc., 7.25%, 7/15/22 144A	260,000	261
	Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 144A	70,000	73
	First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	255,000	241
	Group 1 Automotive, Inc., 5.00%, 6/1/22 144A	100,000	100
	Guitar Center, Inc., 6.50%, 4/15/19 144A	96,000	95

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio  155

Balanced Portfolio

Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued

Guitar Center, Inc., 9.625%, 4/15/20 144A	355,000	338
Hanesbrands, Inc., 6.375%, 12/15/20	250,000	270
Levi Strauss & Co., 6.875%, 5/1/22	225,000	248
Levi Strauss & Co., 7.625%, 5/15/20	240,000	258
Limited Brands, Inc., 5.625%, 2/15/22	1,010,000	1,093
Limited Brands, Inc., 8.50%, 6/15/19	110,000	135
The Men’s Wearhouse, Inc., 7.00%, 7/1/22 144A	70,000	73
Neiman Marcus Group LTD, Inc., 8.00%, 10/15/21 144A	140,000	151
Prestige Brands, Inc., 5.375%, 12/15/21 144A	140,000	143
Rent-A-Center, Inc., 4.75%, 5/1/21	80,000	76
Rent-A-Center, Inc., 6.625%, 11/15/20	339,000	353
Revlon Consumer Products Corp., 5.75%, 2/15/21	295,000	303
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	20,000	21
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	255,000	276
SUPERVALU, Inc., 6.75%, 6/1/21	260,000	268
SUPERVALU, Inc., 8.00%, 5/1/16	230,000	253

Total		5,906

Electric Utilities (0.1%)

The AES Corp., 3.229%, 6/1/19	100,000	101
The AES Corp., 5.50%, 3/15/24	250,000	256
The AES Corp., 8.00%, 6/1/20	100,000	120
Calpine Corp., 6.00%, 1/15/22 144A	110,000	119
Calpine Corp., 7.50%, 2/15/21 144A	198,000	215
Calpine Corp., 7.875%, 7/31/20 144A	365,000	396
GenOn Americas Generation LLC, 8.50%, 10/1/21	450,000	467
NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/19 144A	145,000	145
NRG Energy, Inc., 6.25%, 7/15/22 144A	345,000	367
NRG Energy, Inc., 6.25%, 5/1/24 144A	295,000	308
NRG Energy, Inc., 7.625%, 1/15/18	415,000	476
NRG Energy, Inc., 8.25%, 9/1/20	35,000	38
Puget Energy, Inc., 5.625%, 7/15/22	355,000	412
Southern Star Central Corp., 5.125%, 7/15/22 144A	110,000	111

Total		3,531

Energy (1.0%)

AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	110,000	119
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	330,000	352
Antero Resources Finance Corp., 5.375%, 11/1/21	315,000	327
Athlon Holdings LP/Athlon Finance Corp., 6.00%, 5/1/22 144A	105,000	109
Athlon Holdings LP/Athlon Finance Corp., 7.375%, 4/15/21 144A	95,000	104
Atwood Oceanics, Inc., 6.50%, 2/1/20	90,000	96
Baytex Energy Corp., 5.125%, 6/1/21 144A	85,000	86
Baytex Energy Corp., 5.625%, 6/1/24 144A	100,000	100
Bill Barrett Corp., 7.00%, 10/15/22	190,000	201
Bill Barrett Corp., 7.625%, 10/1/19	405,000	436
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	80,000	86

Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued

BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 4/15/22	160,000	173
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	155,000	170
Chesapeake Energy Corp., 6.125%, 2/15/21	475,000	532
Chesapeake Energy Corp., 6.875%, 11/15/20	325,000	377
Chesapeake Energy Corp., 7.25%, 12/15/18	170,000	201
Chesapeake Oilfield Operating LLC, 6.50%, 7/15/22 144A	70,000	72
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	225,000	242
Cimarex Energy Co., 5.875%, 5/1/22	380,000	420
Comstock Resources, Inc., 7.75%, 4/1/19	290,000	309
Comstock Resources, Inc., 9.50%, 6/15/20	205,000	234
Concho Resources, Inc., 5.50%, 4/1/23	240,000	258
Denbury Resources, Inc., 5.50%, 5/1/22	445,000	455
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21	285,000	305
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	290,000	332
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	100,000	113
EXCO Resources, Inc., 8.50%, 4/15/22	225,000	243
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21	195,000	197
Exterran Partners LP/EXLP Finance Corp., 6.00%, 10/1/22 144A	220,000	223
Forest Oil Corp., 7.25%, 6/15/19	405,000	401
Forum Energy Technologies, Inc., 6.25%, 10/1/21 144A	220,000	233
Halcon Resources Corp., 8.875%, 5/15/21	235,000	253
Halcon Resources Corp., 9.75%, 7/15/20	335,000	366
Hercules Offshore, Inc., 6.75%, 4/1/22 144A	170,000	162
Hercules Offshore, Inc., 7.50%, 10/1/21 144A	115,000	114
Hercules Offshore, Inc., 8.75%, 7/15/21 144A	210,000	222
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/1/24 144A	460,000	460
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	120,000	131
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	260,000	259
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	135,000	140
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/1/22 144A	70,000	74
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	145,000	151
Kodiak Oil & Gas Corp., 5.50%, 2/1/22	185,000	192
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	355,000	393
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21 144A	215,000	218
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21	195,000	198
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	275,000	288
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	570,000	601
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	252,000	272
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	65,000	70

The Accompanying Notes are an Integral Part of the Financial Statements.

156  Balanced Portfolio

Balanced Portfolio

	Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

	Energy continued

	Magnum Hunter Resources Corp., 9.75%, 5/15/20	315,000	348
	McDermott International, Inc., 8.00%, 5/1/21 144A	320,000	329
	MEG Energy Corp., 6.375%, 1/30/23 144A	300,000	319
	Memorial Resource Development Corp., 5.875%, 7/1/22 144A	100,000	101
	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, 6/1/21	580,000	637
	Northern Oil and Gas, Inc., 8.00%, 6/1/20	95,000	101
	Oasis Petroleum, Inc., 6.50%, 11/1/21	480,000	516
	Oasis Petroleum, Inc., 6.875%, 3/15/22 144A	245,000	267
	Offshore Group Investment, Ltd., 7.50%, 11/1/19	525,000	555
	Pacific Drilling SA, 5.375%, 6/1/20 144A	260,000	255
	Pacific Drilling V, Ltd., 7.25%, 12/1/17 144A	410,000	434
	Parker Drilling Co., 6.75%, 7/15/22 144A	125,000	130
	Petroleum Geo-Services ASA, 7.375%, 12/15/18 144A	300,000	320
	Pioneer Energy Services, Corp., 6.125%, 3/15/22 144A	30,000	31
	Precision Drilling Corp., 5.25%, 11/15/24 144A	145,000	146
	QEP Resources, Inc., 5.25%, 5/1/23	205,000	210
	QEP Resources, Inc., 6.875%, 3/1/21	240,000	269
	Range Resources Corp., 5.75%, 6/1/21	195,000	211
	Rosetta Resources, Inc., 5.875%, 6/1/24	145,000	151
	Rosetta Resources, Inc., 5.875%, 6/1/22	630,000	658
	Samson Investment Co., 10.75%, 2/15/20 144A	920,000	969
	Sanchez Energy Corp., 6.125%, 1/15/23 144A	70,000	72
	Sanchez Energy Corp., 7.75%, 6/15/21 144A	740,000	803
	SandRidge Energy, Inc., 7.50%, 3/15/21	435,000	471
	SandRidge Energy, Inc., 7.50%, 2/15/23	200,000	217
	SandRidge Energy, Inc., 8.125%, 10/15/22	250,000	275
	SM Energy Co., 6.50%, 11/15/21	225,000	244
	SM Energy Co., 6.50%, 1/1/23	135,000	146
	Swift Energy Co., 7.875%, 3/1/22	105,000	110
	Swift Energy Co., 8.875%, 1/15/20	235,000	250
	Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	405,000	428
	Unit Corp., 6.625%, 5/15/21	240,000	256
	Venoco, Inc., 8.875%, 2/15/19	130,000	126
	Whiting Petroleum Corp., 5.00%, 3/15/19	315,000	332
	Whiting Petroleum Corp., 5.75%, 3/15/21	190,000	208
	WPX Energy, Inc., 6.00%, 1/15/22	270,000	288

	Total		23,253

	Entertainment (0.1%)

	24 Hour Holdings III LLC, 8.00%, 6/1/22 144A	145,000	144
	Activision Blizzard, Inc., 5.625%, 9/15/21 144A	720,000	776
	AMC Entertainment, Inc., 9.75%, 12/1/20	110,000	125
(c)	Carlson Travel Holdings, Inc., 7.50%, 8/15/19 144A	135,000	138
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 6/1/24 144A	100,000	101
	DreamWorks Animation SKG, Inc., 6.875%, 8/15/20 144A	280,000	302

Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Entertainment continued

Live Nation Entertainment, Inc., 5.375%, 6/15/22 144A	70,000	71
Regal Entertainment Group, 5.75%, 3/15/22	160,000	166
WMG Acquisition Corp., 5.625%, 4/15/22 144A	45,000	45
WMG Acquisition Corp., 6.00%, 1/15/21 144A	77,000	80
WMG Acquisition Corp., 6.75%, 4/15/22 144A	220,000	220

Total		2,168

Finance (0.3%)

AerCap Aviation Solutions BV, 6.375%, 5/30/17	275,000	303
Aircastle, Ltd., 4.625%, 12/15/18	160,000	165
Aircastle, Ltd., 5.125%, 3/15/21	385,000	398
Aircastle, Ltd., 6.25%, 12/1/19	140,000	153
Aircastle, Ltd., 7.625%, 4/15/20	115,000	134
Aviation Capital Group Corp., 4.625%, 1/31/18 144A	195,000	206
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	56,440	58
CIT Group, Inc., 5.00%, 8/15/22	300,000	311
CIT Group, Inc., 5.375%, 5/15/20	305,000	327
CIT Group, Inc., 5.50%, 2/15/19 144A	250,000	271
FTI Consulting, Inc., 6.00%, 11/15/22	160,000	165
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	155,000	157
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20	390,000	418
International Lease Finance Corp., 7.125%, 9/1/18 144A	185,000	215
International Lease Finance Corp., 8.75%, 3/15/17	285,000	331
iStar Financial, Inc., 4.00%, 11/1/17	70,000	70
iStar Financial, Inc., 5.00%, 7/1/19	70,000	70
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 8/1/18	180,000	185
PHH Corp., 6.375%, 8/15/21	380,000	401
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 144A	260,000	263
SLM Corp., 4.875%, 6/17/19	315,000	325
SLM Corp., 5.50%, 1/15/19	255,000	271
SLM Corp., 8.00%, 3/25/20	260,000	301
SLM Corp., 8.45%, 6/15/18	195,000	231
Springleaf Finance Corp., 6.00%, 6/1/20	385,000	398

Total		6,127

Food & Beverage (0.2%)

ARAMARK Corp., 5.75%, 3/15/20	295,000	312
Cott Beverages, Inc., 5.375%, 7/1/22 144A	215,000	216
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	135,000	143
JBS Investments GmbH, 7.25%, 4/3/24 144A	335,000	347
JBS Investments GmbH, 7.75%, 10/28/20 144A	220,000	235
JBS USA LLC / JBS USA Finance, Inc., 5.875%, 7/15/24 144A	245,000	244
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	420,000	450
Land O’ Lakes, Inc., 6.00%, 11/15/22 144A	330,000	356
Post Holdings, Inc., 6.00%, 12/15/22 144A	145,000	148
Post Holdings, Inc., 6.75%, 12/1/21 144A	465,000	494
Post Holdings, Inc., 7.375%, 2/15/22 144A	55,000	59

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio  157

Balanced Portfolio

Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued

Post Holdings, Inc., 7.375%, 2/15/22	55,000	59
Smithfield Foods, Inc., 6.625%, 8/15/22	270,000	296
Sun Merger Sub, Inc., 5.25%, 8/1/18 144A	190,000	199
Sun Merger Sub, Inc., 5.875%, 8/1/21 144A	95,000	100
TreeHouse Foods, Inc., 4.875%, 3/15/22	240,000	247

Total		3,905

Gaming/Leisure/Lodging (0.1%)

Churchill Downs, Inc., 5.375%, 12/15/21 144A	80,000	82
Golden Nugget Escrow, Inc., 8.50%, 12/1/21 144A	160,000	168
MGM Resorts International, 6.625%, 12/15/21	250,000	278
MGM Resorts International, 6.75%, 10/1/20	210,000	234
MGM Resorts International, 7.75%, 3/15/22	225,000	264
MGM Resorts International, 8.625%, 2/1/19	360,000	429
NCL Corp., Ltd., 5.00%, 2/15/18	100,000	103
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21	115,000	115
Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22	140,000	147
Scientific Games International, Inc., 6.25%, 9/1/20	345,000	340
Scientific Games International, Inc., 6.625%, 5/15/21 144A	115,000	114
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	360,000	361
Wynn Macau, Ltd., 5.25%, 10/15/21 144A	275,000	282

Total		2,917

Healthcare (0.4%)

Acadia Healthcare Co., 5.125%, 7/1/22 144A	45,000	45
Catamaran Corp., 4.75%, 3/15/21	85,000	86
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	200,000	210
CHS/Community Health Systems, Inc., 6.875%, 2/1/22 144A	280,000	297
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	300,000	325
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	390,000	427
Envision Healthcare Corp., 5.125%, 7/1/22 144A	145,000	146
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	635,000	692
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	665,000	735
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	65,000	73
HCA Holdings, Inc., 6.25%, 2/15/21	350,000	376
HCA Holdings, Inc., 7.75%, 5/15/21	240,000	263
HCA, Inc., 5.875%, 3/15/22	770,000	834
HCA, Inc., 6.50%, 2/15/20	455,000	512
Hologic, Inc., 6.25%, 8/1/20	80,000	84
Kindred Healthcare, Inc., 6.375%, 4/15/22 144A	145,000	146
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	305,000	351
LifePoint Hospitals, Inc., 5.50%, 12/1/21 144A	335,000	351

Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued

Ortho-Clinical Diagnostics, Inc., 6.625%, 5/15/22 144A	330,000	327
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	375,000	409
Tenet Healthcare Corp., 4.375%, 10/1/21	705,000	701
Tenet Healthcare Corp., 4.50%, 4/1/21	200,000	201
Tenet Healthcare Corp., 5.00%, 3/1/19 144A	155,000	157
Tenet Healthcare Corp., 6.00%, 10/1/20	190,000	206
Tenet Healthcare Corp., 6.75%, 2/1/20	250,000	272
Tenet Healthcare Corp., 8.125%, 4/1/22	285,000	330
WellCare Health Plans, Inc., 5.75%, 11/15/20	160,000	170

Total		8,726

Insurance (0.0%)

Centene Corp., 4.75%, 5/15/22	145,000	147
Hockey Merger Sub 2, Inc., 7.875%, 10/1/21 144A	380,000	407

Total		554

Media (0.7%)

CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.25%, 2/15/22 144A	110,000	113
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	515,000	528
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	150,000	160
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	280,000	305
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 144A	290,000	289
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	405,000	430
CSC Holdings LLC, 6.75%, 11/15/21	635,000	699
CSC Holdings LLC, 7.625%, 7/15/18	170,000	196
CSC Holdings LLC, 7.875%, 2/15/18	105,000	121
CSC Holdings LLC, 8.625%, 2/15/19	300,000	357
DISH DBS Corp., 5.00%, 3/15/23	265,000	270
DISH DBS Corp., 5.125%, 5/1/20	390,000	410
DISH DBS Corp., 5.875%, 7/15/22	265,000	288
DISH DBS Corp., 6.75%, 6/1/21	520,000	593
DISH DBS Corp., 7.875%, 9/1/19	485,000	576
Gannett Co., 5.125%, 10/15/19 144A	190,000	197
Gannett Co., 5.125%, 7/15/20 144A	235,000	241
Gray Television, Inc., 7.50%, 10/1/20	160,000	172
Hughes Satellite Systems Corp., 6.50%, 6/15/19	375,000	418
Hughes Satellite Systems Corp., 7.625%, 6/15/21	165,000	189
IAC/InterActiveCorp., 4.875%, 11/30/18	160,000	167
Inmarsat Finance PLC, 4.875%, 5/15/22 144A	1,147,000	1,158
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	360,000	383
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	295,000	318
Intelsat Luxembourg SA, 7.75%, 6/1/21 144A	445,000	471
Lee Enterprises, Inc., 9.50%, 3/15/22 144A	215,000	230
LIN Television Corp., 6.375%, 1/15/21	210,000	221

The Accompanying Notes are an Integral Part of the Financial Statements.

158  Balanced Portfolio

Balanced Portfolio

Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Media continued

Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 4/15/21 144A	80,000	81
Netflix, Inc., 5.375%, 2/1/21	160,000	168
Nexstar Finance, Inc., 6.875%, 11/15/20	95,000	102
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 144A	290,000	292
Numericable Group SA, 4.875%, 5/15/19 144A	580,000	595
Numericable Group SA, 6.00%, 5/15/22 144A	295,000	307
Numericable Group SA, 6.25%, 5/15/24 144A	150,000	157
Outerwall, Inc., 5.875%, 6/15/21 144A	1,625,000	1,637
Outerwall, Inc., 6.00%, 3/15/19	420,000	436
R.R. Donnelley & Sons Co., 6.00%, 4/1/24	155,000	157
R.R. Donnelley & Sons Co., 7.00%, 2/15/22	95,000	105
R.R. Donnelley & Sons Co., 7.875%, 3/15/21	155,000	178
Sinclair Television Group, Inc., 5.375%, 4/1/21	325,000	327
Sinclair Television Group, Inc., 6.125%, 10/1/22	220,000	230
Sinclair Television Group, Inc., 6.375%, 11/1/21	130,000	138
Sirius XM Holdings, Inc., 4.25%, 5/15/20 144A	155,000	153
Sirius XM Holdings, Inc., 4.625%, 5/15/23 144A	130,000	124
Sirius XM Holdings, Inc., 5.75%, 8/1/21 144A	250,000	262
Sirius XM Holdings, Inc., 5.875%, 10/1/20 144A	285,000	301
Sirius XM Radio, Inc., 6.00%, 7/15/24 144A	290,000	302
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	255,000	266
Time, Inc., 5.75%, 4/15/22 144A	225,000	227
Univision Communications, Inc., 6.75%, 9/15/22 144A	231,000	256
UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	360,000	383
UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	505,000	555
Videotron, Ltd., 5.00%, 7/15/22	375,000	385
Virgin Media Secured Finance PLC, 5.375%, 4/15/21 144A	330,000	347
VTR Finance BV, 6.875%, 1/15/24 144A	140,000	150

Total		18,121

Metals & Mining (0.3%)

AK Steel Corp., 7.625%, 5/15/20	125,000	129
AK Steel Corp., 8.75%, 12/1/18	300,000	336
Aleris International, Inc., 7.625%, 2/15/18	220,000	227
Aleris International, Inc., 7.875%, 11/1/20	210,000	218
Alpha Natural Resources, Inc., 6.00%, 6/1/19	450,000	327
Alpha Natural Resources,Inc., 7.50%, 8/1/20 144A	185,000	179
ArcelorMittal, 5.75%, 8/5/20	235,000	253
ArcelorMittal, 6.00%, 3/1/21	250,000	271
ArcelorMittal, 6.125%, 6/1/18	665,000	730
ArcelorMittal, 6.75%, 2/25/22	405,000	454
CONSOL Energy, Inc., 5.875%, 4/15/22 144A	150,000	157
Constellium NV, 5.75%, 5/15/24 144A	90,000	94

	Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued

	First Quantum Minerals, Ltd., 7.00%, 2/15/21 144A	176,000	181
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	225,000	232
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22 144A	1,065,000	1,142
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	320,000	348
	GrafTech International, Ltd., 6.375%, 11/15/20	120,000	124
	HudBay Minerals, Inc., 9.50%, 10/1/20	160,000	176
	KGHM International, Ltd., 7.75%, 6/15/19 144A	245,000	263
	Molycorp, Inc., 10.00%, 6/1/20	305,000	281
	New Gold, Inc., 6.25%, 11/15/22 144A	240,000	250
(c)	Patriot Coal Corp., 15.00%, 12/15/23	25,845	37
	Peabody Energy Corp., 6.00%, 11/15/18	305,000	318
	Peabody Energy Corp., 6.25%, 11/15/21	575,000	573
	Peabody Energy Corp., 6.50%, 9/15/20	305,000	307
	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 144A	100,000	105
	Steel Dynamics, Inc., 6.125%, 8/15/19	135,000	147
	Steel Dynamics, Inc., 6.375%, 8/15/22	135,000	147
	United States Steel Corp., 7.375%, 4/1/20	220,000	243
	Vedanta Resources PLC, 6.00%, 1/31/19 144A	220,000	227

	Total		8,476

	Oil & Gas (0.1%)

	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 4/15/21 144A	145,000	148
	CITGO Petroleum Corp., 11.50%, 7/1/17 144A	270,000	286
	Global Partners LP / GLP Finance Corp., 6.25%, 7/15/22 144A	70,000	70
	Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20	140,000	152
	PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	590,000	643
	Tesoro Corp., 5.375%, 10/1/22	140,000	147
	Ultra Petroleum Corp., 5.75%, 12/15/18 144A	140,000	147
	Western Refining, Inc., 6.25%, 4/1/21	162,000	169

	Total		1,762

	Other Holdings (–%)

(d)	General Motors Co. Escrow, 7.20%, 1/15/15	200,000	—
(d)	General Motors Co. Escrow, 8.375%, 7/15/33	1,090,000	—

	Total		—

	Pharmaceuticals (0.2%)

	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	365,000	408
(c)	Capsugel SA, 7.00%, 5/15/19 144A	110,000	113
	Endo Finance LLC, 5.75%, 1/15/22 144A	315,000	321
	Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 144A	360,000	360
	Endo Finance LLC & Endo Finco, Inc., 7.00%, 7/15/19 144A	90,000	96
	Endo Finance LLC & Endo Finco, Inc., 7.25%, 1/15/22 144A	160,000	173

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio  159

Balanced Portfolio

Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued

Forest Laboratories, Inc., 4.375%, 2/1/19 144A	325,000	351
Forest Laboratories, Inc., 5.00%, 12/15/21 144A	720,000	789
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22 144A	110,000	114
JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 144A	110,000	114
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21 144A	115,000	123
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	160,000	165
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20 144A	135,000	143
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18 144A	378,000	407

Total		3,677

Pipelines (0.4%)

Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	125,000	132
Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	175,000	193
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20	270,000	287
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 12/15/20	160,000	168
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 3/1/22 144A	125,000	132
El Paso LLC, 7.00%, 6/15/17	515,000	581
El Paso LLC, 7.25%, 6/1/18	515,000	587
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	280,000	261
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	1,535,000	1,678
Energy Transfer Equity LP, 7.50%, 10/15/20	355,000	410
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21	235,000	244
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	265,000	289
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	910,000	994
Kinder Morgan, Inc., 5.00%, 2/15/21 144A	175,000	182
Kinder Morgan, Inc., 5.625%, 11/15/23 144A	150,000	154
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	218,000	238
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	145,000	157
NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21 144A	235,000	250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.50%, 5/15/21	95,000	104
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	268,000	303
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/1/23	155,000	154
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	315,000	339

Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued

Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/1/22	480,000	521
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	390,000	413
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	295,000	308
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22 144A	550,000	598
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	124,000	135
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	155,000	164
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	145,000	153
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	225,000	240

Total		10,369

Real Estate Investment Trusts (0.0%)

MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	250,000	268
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	235,000	256
PennyMac Corp., 5.375%, 5/1/20 144A	305,000	303
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/1/21	60,000	63

Total		890

Services (0.1%)

The ADT Corp., 4.125%, 4/15/19	115,000	116
The ADT Corp., 6.25%, 10/15/21	400,000	424
APX Group, 8.75%, 12/1/20	155,000	157
Clean Harbors, Inc., 5.125%, 6/1/21	100,000	102
Clean Harbors, Inc., 5.25%, 8/1/20	190,000	196
The Geo Group, Inc., 5.875%, 1/15/22	190,000	200
The Geo Group, Inc., 6.625%, 2/15/21	220,000	236
Hearthside Group Holdings LLC/Hearthside Finance Co., 6.50%, 5/1/22 144A	30,000	30
Quad Graphics, Inc., 7.00%, 5/1/22 144A	295,000	295
QVC, Inc., 5.125%, 7/2/22	105,000	112
Realogy Group LLC/Realogy Co.-Issuer Corp., 4.50%, 4/15/19 144A	105,000	105
Service Corp. International, 4.50%, 11/15/20	120,000	118
Service Corp. International, 8.00%, 11/15/21	110,000	129
West Corp., 5.375%, 7/15/22 144A	360,000	356

Total		2,576

Technology (0.4%)

ACI Worldwide, Inc., 6.375%, 8/15/20 144A	95,000	100
Advanced Micro Devices, Inc., 6.75%, 3/1/19 144A	185,000	197
Advanced Micro Devices, Inc., 7.00%, 7/1/24 144A	145,000	148
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17 144A	155,000	160
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20 144A	190,000	202
Amkor Technology, Inc., 6.375%, 10/1/22	165,000	176
Amkor Technology, Inc., 6.625%, 6/1/21	280,000	298
Audatex North America, Inc., 6.00%, 6/15/21 144A	640,000	683

The Accompanying Notes are an Integral Part of the Financial Statements.

160  Balanced Portfolio

Balanced Portfolio

	Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

	Technology continued

	Audatex North America, Inc., 6.125%, 11/1/23 144A	160,000	171
	BCP Singapore VI Cayman Financing Co., 8.00%, 4/15/21 144A	245,000	251
	BMC Software Finance, Inc., 8.125%, 7/15/21 144A	120,000	123
	Boxer Parent Co., 9.00%, 10/15/19 144A	315,000	307
	CommScope, Inc., 5.00%, 6/15/21 144A	100,000	102
	CommScope, Inc., 5.50%, 6/15/24 144A	345,000	351
	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 144A	502,000	532
	Equinix, Inc., 7.00%, 7/15/21	245,000	271
	First Data Corp., 6.75%, 11/1/20 144A	305,000	330
	First Data Corp., 7.375%, 6/15/19 144A	400,000	429
	First Data Corp., 8.25%, 1/15/21 144A	170,000	186
	First Data Corp., 11.25%, 1/15/21	243,000	284
	First Data Corp., 11.75%, 8/15/21	396,000	470
	Freescale Semiconductor, Inc., 5.00%, 5/15/21 144A	520,000	533
	Freescale Semiconductor, Inc., 6.00%, 1/15/22 144A	160,000	170
	iGATE Corp., 4.75%, 4/15/19 144A	100,000	102
(c)	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125%, 5/1/21 144A	60,000	61
	Iron Mountain, Inc., 7.75%, 10/1/19	255,000	279
	JDS Uniphase Corp., 0.625%, 8/15/33 144A	275,000	275
	Micron Technology, Inc., 5.875%, 2/15/22 144A	645,000	692
	NCR Corp., 4.625%, 2/15/21	580,000	584
	NCR Corp., 5.00%, 7/15/22	85,000	86
	NCR Corp., 5.875%, 12/15/21 144A	455,000	480
	NCR Corp., 6.375%, 12/15/23 144A	125,000	136
	SunGard Data Systems, Inc., 7.625%, 11/15/20	240,000	262

	Total		9,431

	Telecommunications (0.7%)

	Altice SA, 7.75%, 5/15/22 144A	265,000	283
	CenturyLink, Inc., 5.15%, 6/15/17	465,000	502
	CenturyLink, Inc., 5.625%, 4/1/20	450,000	475
	CenturyLink, Inc., 6.45%, 6/15/21	545,000	591
	Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	195,000	227
	Columbus International, Inc., 7.375%, 3/30/21 144A	125,000	135
	Digicel Group, Ltd., 7.125%, 4/1/22 144A	125,000	130
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	290,000	316
	Digicel, Ltd., 6.00%, 4/15/21 144A	300,000	310
	Frontier Communications Corp., 8.125%, 10/1/18	105,000	123
	Frontier Communications Corp., 8.50%, 4/15/20	385,000	454
	Frontier Communications Corp., 8.75%, 4/15/22	160,000	186
	Frontier Communications Corp., 9.25%, 7/1/21	230,000	275
	GCI, Inc., 8.625%, 11/15/19	555,000	586
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	245,000	262
	SBA Communications Corp., 4.875%, 7/15/22 144A	215,000	212
	SBA Communications Corp., 5.625%, 10/1/19	250,000	265
	SBA Telecommunications, Inc., 5.75%, 7/15/20	200,000	212

	Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued

	SBA Telecommunications, Inc., 8.25%, 8/15/19	150,000	157
	SoftBank Corp., 4.50%, 4/15/20 144A	320,000	325
	Sprint Capital Corp., 6.90%, 5/1/19	330,000	364
	Sprint Communications, Inc., 6.00%, 11/15/22	970,000	989
	Sprint Communications, Inc., 7.00%, 8/15/20	700,000	774
	Sprint Communications, Inc., 9.00%, 11/15/18 144A	540,000	655
	Sprint Communications, Inc., 9.125%, 3/1/17	225,000	264
	Sprint Communications, Inc., 11.50%, 11/15/21	295,000	398
	Sprint Corp., 7.125%, 6/15/24 144A	155,000	164
	Sprint Corp., 7.25%, 9/15/21 144A	630,000	695
	Sprint Corp., 7.875%, 9/15/23 144A	475,000	528
	Telecom Italia Capital SA, 7.175%, 6/18/19	250,000	289
	T-Mobile USA, Inc., 6.125%, 1/15/22	285,000	303
	T-Mobile USA, Inc., 6.25%, 4/1/21	650,000	691
	T-Mobile USA, Inc., 6.542%, 4/28/20	605,000	653
	T-Mobile USA, Inc., 6.633%, 4/28/21	455,000	493
	T-Mobile USA, Inc., 6.731%, 4/28/22	215,000	232
	T-Mobile USA, Inc., 6.836%, 4/28/23	105,000	114
	tw telecom holdings, inc., 5.375%, 10/1/22	190,000	208
	Wind Acquisition Finance SA, 4.75%, 7/15/20 144A	435,000	438
	Wind Acquisition Finance SA, 6.50%, 4/30/20 144A	390,000	423
	Wind Acquisition Finance SA, 7.375%, 4/23/21 144A	515,000	550
	Windstream Corp., 6.375%, 8/1/23	265,000	269
	Windstream Corp., 7.75%, 10/15/20	540,000	585
	Windstream Corp., 7.75%, 10/1/21	285,000	311
	Windstream Corp., 7.875%, 11/1/17	225,000	259

	Total		16,675

	Transportation (0.0%)

	Air Canada, 7.75%, 4/15/21 144A	75,000	80
	Allegiant Travel Co., 5.50%, 7/15/19	65,000	66
	The Hertz Corp., 4.25%, 4/1/18	60,000	62
	The Hertz Corp., 5.875%, 10/15/20	105,000	110
	Stena AB, 7.00%, 2/1/24 144A	280,000	298
	United Continental Holdings, Inc., 6.00%, 12/1/20	475,000	496

	Total		1,112

	Total Below Investment Grade Segment (Cost: $148,984)		157,286

	Investment Companies (48.5%)

	Domestic Equity (37.1%)

	iShares Russell 2000 ETF	57,330	6,812
	iShares Russell Midcap ETF	41,662	6,773
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	53,683,532	75,050
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	39,786,955	72,691

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio   161

Balanced Portfolio

	Investment Companies (48.5%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity continued

(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	26,996,424	73,106
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	50,207,972	154,088
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	66,029,557	74,283
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	40,143,031	73,341
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	63,879,740	73,717
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	24,338,759	97,988
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	56,780,730	104,590
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	12,736,981	34,606
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	13,006,517	32,855
	SPDR S&P MidCap 400 ETF Trust	54,073	14,089

	Total		893,989

	Foreign Equity (11.4%)

	iShares MSCI EAFE ETF	98,700	6,748
	iShares MSCI Japan Index Fund	998,000	12,016
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	10,192,058	10,620
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	33,551,463	73,411
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	161,202,742	163,943
	Vanguard FTSE Developed Markets ETF	171,615	7,309

	Total		274,047

	Total Investment Companies (Cost: $969,217)		1,168,036

	Short-Term Investments (8.6%)

	Commercial Paper (8.6%)

(b)	Alpine Securitization Corp., 0.18%, 8/5/14 144A	5,000,000	4,999
(b)	Alpine Securitization Corp., 0.20%, 8/4/14 144A	5,000,000	4,999
(b)	American Electric Power Co., 0.22%, 7/10/14 144A	10,000,000	9,999
(b)	American Electric Power Co., 0.23%, 7/14/14 144A	10,000,000	9,999

	Short-Term Investments (8.6%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued

(b)	American Honda Finance, 0.11%, 7/7/14	10,000,000	10,000
(b)	Atlantic Asset Securitization LLC, 0.06%, 7/1/14 144A	14,000,000	14,000
(b)	Atlantic Asset Securitization LLC, 0.17%, 8/22/14 144A	6,000,000	5,999
(b)	Cox Enterprises, Inc., 0.20%, 7/1/14 144A	9,900,000	9,900
(b)	Credit Suisse New York, 0.19%, 7/25/14	10,000,000	10,000
(b)	Duke Energy Corp., 0.18%, 7/2/14 144A	18,000,000	18,000
(b)	Emerson Electric Co., 0.09%, 8/22/14 144A	10,000,000	9,998
(b)	Federal Home Loan Bank Disc Corp., 0.06%, 9/26/14	5,000,000	5,000
(b)	General Mills, Inc., 0.12%, 7/7/14 144A	10,000,000	10,000
(b)	General Mills, Inc., 0.13%, 7/9/14 144A	10,000,000	10,000
(b)	HSBC USA, Inc., 0.16%, 8/13/14	9,790,000	9,788
(b)	Liberty Street Funding LLC, 0.12%, 7/30/14 144A	5,600,000	5,599
(b)	Old Line Funding LLC, 0.15%, 7/7/14 144A	10,000,000	10,000
(b)	Rabobank USA Financial Corp., 0.16%, 7/10/14	10,000,000	10,000
(b)	Sempra Energy, 0.22%, 7/2/14 144A	10,000,000	10,000
(b)	Sheffield Receivables Corp., 0.18%, 9/18/14 144A	5,000,000	4,998
(b)	Toronto Dominion Holdings USA, Inc., 0.11%, 7/2/14 144A	10,000,000	10,000
(b)	Toyota Motor Credit Corp., 0.11%, 8/12/14	10,000,000	9,999
(b)	Unilever Capital Corp., 0.05%, 7/1/14 144A	5,000,000	5,000

	Total		208,277

	Total Short-Term Investments (Cost: $208,276)		208,277

	Total Investments (103.4%) (Cost: $2,251,240)(a)		2,492,745

	Other Assets, Less Liabilities (-3.4%)		(82,121)

	Net Assets (100.0%)		2,410,624

The Accompanying Notes are an Integral Part of the Financial Statements.

162  Balanced Portfolio

Balanced Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014 the value of these securities (in thousands) was $255,135 representing 10.6% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

PSF — Permanent School Fund

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $2,251,240 and the net unrealized appreciation of investments based on that cost was $241,505 which is comprised of $243,814 aggregate gross unrealized appreciation and $2,309 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2014, $42,585)	437	9/14	$74
US Five Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2014, $24,874)	208	9/14	26
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2014, $66,799)	534	9/14	(44)
US Two Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2014, $71,409)	325	9/14	40

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(g)	All or a portion of the securities have been loaned. See Note 4G in the Notes to Financial Statements.

(q)	Affiliated Company

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio  163

Balanced Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks and warrants
Materials	$182	$—	$—
Metals & Mining	—	—	38
Preferred Stocks	1,968	—	—
Government & Agency Bonds	—	289,637	—
Municipal Bonds	—	19,809	—
Corporate Bonds	—	445,026	454
Structured Products	—	353,413	5,905
Investment Companies	1,168,036	—	—
Short-Term Investments	—	208,277	—
Other Financial Instruments^
Futures	140	—	—

Total Assets	$1,170,326	$1,316,162	$6,397

Liabilities:
Other Financial Instruments^
Futures	$(44)	$—	$—

Total Liabilities	$(44)	$—	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

During the period ended June 30, 2014, there were transfers from Level 2 to Level 3 in the amount of $454 thousand. The transfers were the result of a reduction in the quantity of observable inputs for a security that is priced by a third party vendor utilizing a broker quote. Previously the third party provided evaluated prices based on inputs that were more observable.There were also transfers from a Level 3 to a Level 2 in the amount of $3,077 thousand. The transfers were the result of an increase in the quantity of observable inputs for a security that was previously priced by a third party utilizing a broker quote. There were also transfers from Level 2 to Level 1 in the amount of $358 thousand. These transfers were the result of a security now being priced using an unadjusted quoted price from an active market. Previously the security was being priced using observable inputs.

The Accompanying Notes are an Integral Part of the Financial Statements.

164  Balanced Portfolio

Asset Allocation Portfolio

Sector Allocation 6/30/14

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio may obtain its exposure to domestic and foreign equity securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Asset Allocation Portfolio  165

Asset Allocation Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014*
Actual	$1,000.00	$1,044.64	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

166  Asset Allocation Portfolio

Asset Allocation Portfolio

Schedule of Investments

June 30, 2014 (unaudited)

	Domestic Common Stocks and Warrants (0.0%)	Shares/ $ Par	Value $ (000’s)

	Materials (0.0%)

*	Thompson Creek Metals Co., Inc.	8,505	25

	Total		25

	Metals & Mining (0.0%)

*	Patriot Coal Corp. Warrants	453	7

	Total		7

	Total Domestic Common Stocks and Warrants (Cost: $28)		32

	Preferred Stocks (0.1%)

	Energy (0.0%)

	SandRidge Energy, Inc., 8.50%, 12/31/49	400	45

	Total		45

	Financials (0.1%)

	Ally Financial, Inc, 8.50%, 12/31/49	4,589	127
	Ally Financial, Inc., 7.00%, 12/31/49	91	91
	GMAC Capital Trust I, 8.125%, 2/15/40	1,703	47

	Total		265

	Real Estate Investment Trusts (0.0%)

	Crown Castle International Corp., 4.50%, 11/1/16	100	10

	Total		10

	Total Preferred Stocks (Cost: $269)		320

	Investment Grade Segment (6.5%)

	Aerospace & Defense (0.1%)

	BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	15,000	17
	Boeing Capital Corp., 2.125%, 8/15/16	35,000	36
	General Dynamics Corp., 2.25%, 11/15/22	40,000	38
	L-3 Communications Corp., 4.75%, 7/15/20	15,000	16
	L-3 Communications Corp., 4.95%, 2/15/21	55,000	61
	L-3 Communications Corp., 5.20%, 10/15/19	45,000	51
	Lockheed Martin Corp., 3.35%, 9/15/21	10,000	10

	Total		229

	Autos & Vehicle Parts (0.2%)

	American Honda Finance Corp., 2.125%, 10/10/18	40,000	41
	Daimler Finance North America LLC, 2.375%, 8/1/18 144A	15,000	15
	Daimler Finance North America LLC, 2.875%, 3/10/21 144A	30,000	30
	Ford Motor Co., 7.45%, 7/16/31	40,000	54
	Ford Motor Credit Co. LLC, 2.375%, 1/16/18	20,000	20

Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Autos & Vehicle Parts continued

Ford Motor Credit Co. LLC, 5.75%, 2/1/21	45,000	52
Johnson Controls, Inc., 3.625%, 7/2/24	10,000	10
Johnson Controls, Inc., 4.625%, 7/2/44	20,000	20
Johnson Controls, Inc., 4.95%, 7/2/64	20,000	20
Toyota Motor Credit Corp., 1.75%, 5/22/17	70,000	71
Toyota Motor Credit Corp., 3.30%, 1/12/22	75,000	78
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	45,000	47

Total		458

Banking (1.0%)

American Express Co., 6.15%, 8/28/17	35,000	40
American Express Credit Corp., 1.30%, 7/29/16	20,000	20
Bank of America Corp., 2.60%, 1/15/19	40,000	40
Bank of America Corp., 3.30%, 1/11/23	65,000	64
Bank of America Corp., 4.125%, 1/22/24	60,000	62
Bank of America Corp., 5.00%, 1/21/44	60,000	64
Bank of America Corp., 5.75%, 12/1/17	20,000	23
Bank of Montreal, 2.55%, 11/6/22	35,000	34
The Bank of New York Mellon Corp., 3.55%, 9/23/21	65,000	68
Bank of Nova Scotia, 1.375%, 12/18/17	40,000	40
Blackstone Holdings Finance Co. LLC, 5.00%, 6/15/44 144A	50,000	52
BNP Paribas SA, 2.40%, 12/12/18	90,000	91
Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	20,000	20
Citigroup, Inc., 3.50%, 5/15/23	90,000	88
Citigroup, Inc., 3.953%, 6/15/16	125,000	132
Citigroup, Inc., 5.30%, 5/6/44	45,000	47
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	15,000	16
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.50%, 1/11/21	15,000	16
Fifth Third Bank, 4.75%, 2/1/15	45,000	46
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	90,000	93
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	65,000	74
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	50,000	57
HSBC Holdings PLC, 5.10%, 4/5/21	35,000	40
JPMorgan Chase & Co., 3.15%, 7/5/16	225,000	235
JPMorgan Chase & Co., 3.20%, 1/25/23	80,000	79
JPMorgan Chase & Co., 5.625%, 8/16/43	60,000	68
JPMorgan Chase & Co., 6.00%, 1/15/18	30,000	34
KKR Group Finance Co. III LLC, 5.125%, 6/1/44 144A	95,000	96
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	120,000	137
Morgan Stanley, 3.75%, 2/25/23	60,000	61
Morgan Stanley, 3.80%, 4/29/16	50,000	53
Morgan Stanley, 3.875%, 4/29/24	25,000	25
Morgan Stanley, 4.10%, 5/22/23	20,000	20
Morgan Stanley, 4.75%, 3/22/17	70,000	76
PNC Bank NA, 3.80%, 7/25/23	45,000	47
Royal Bank of Canada, 1.45%, 9/9/16	50,000	51
Royal Bank of Canada, 2.20%, 7/27/18	45,000	46

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  167

Asset Allocation Portfolio

Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Banking continued

The Royal Bank of Scotland PLC, 5.625%, 8/24/20	90,000	103
State Street Corp., 2.875%, 3/7/16	25,000	26
SunTrust Banks, Inc., 6.00%, 9/11/17	25,000	28
The Toronto-Dominion Bank, 2.625%, 9/10/18	45,000	46
U.S. Bancorp, 3.442%, 2/1/16	45,000	47
Wells Fargo & Co., 3.45%, 2/13/23	25,000	25
Wells Fargo & Co., 4.10%, 6/3/26	80,000	81
Wells Fargo & Co., 4.60%, 4/1/21	45,000	50

Total		2,661

Basic Materials (0.0%)

Georgia-Pacific LLC, 5.40%, 11/1/20 144A	65,000	75
Georgia-Pacific LLC, 7.75%, 11/15/29	5,000	7
International Paper Co., 4.80%, 6/15/44	40,000	40

Total		122

Builders & Building Materials (0.0%)

M.D.C. Holdings, Inc., 5.50%, 1/15/24	80,000	83

Total		83

Capital Goods (0.1%)

Caterpillar Financial Services Corp., 2.45%, 9/6/18	40,000	41
John Deere Capital Corp., 0.70%, 9/4/15	40,000	40
John Deere Capital Corp., 1.20%, 10/10/17	25,000	25
John Deere Capital Corp., 2.25%, 4/17/19	30,000	30
John Deere Capital Corp., 2.80%, 1/27/23	40,000	40

Total		176

Chemicals (0.1%)

Eastman Chemical Co., 7.25%, 1/15/24	5,000	6
LYB International Finance BV, 4.875%, 3/15/44	35,000	36
LyondellBasell Industries NV, 5.00%, 4/15/19	15,000	17
LyondellBasell Industries NV, 6.00%, 11/15/21	15,000	18
Monsanto Co., 2.75%, 7/15/21	30,000	30
Monsanto Co., 4.20%, 7/15/34	30,000	30
The Mosaic Co., 4.25%, 11/15/23	15,000	16
The Mosaic Co., 5.45%, 11/15/33	30,000	34
Praxair, Inc., 3.55%, 11/7/42	40,000	37

Total		224

Conglomerate & Diversified Manufacturing (0.1%)

Eaton Corp., 2.75%, 11/2/22	115,000	111
Ingersoll-Rand Global Holding Co., 2.875%, 1/15/19	10,000	10
Ingersoll-Rand Global Holding Co., 4.25%, 6/15/23	10,000	11
Roper Industries, Inc., 3.125%, 11/15/22	40,000	39
United Technologies Corp., 3.10%, 6/1/22	25,000	25
United Technologies Corp., 4.50%, 6/1/42	30,000	32

Total		228

Consumer Products & Retailing (0.4%)

AutoNation, Inc., 5.50%, 2/1/20	25,000	28
Costco Wholesale Corp., 1.70%, 12/15/19	90,000	89
CVS Caremark Corp., 5.30%, 12/5/43	10,000	11
CVS Caremark Corp., 6.25%, 6/1/27	40,000	50
CVS Pass-Through Trust, 6.036%, 12/10/28	35,621	41
Delhaize Group SA, 4.125%, 4/10/19	50,000	52

Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued

The Home Depot, Inc., 2.00%, 6/15/19	50,000	50
The Home Depot, Inc., 2.25%, 9/10/18	70,000	72
The Home Depot, Inc., 3.75%, 2/15/24	30,000	31
The Kroger Co., 4.00%, 2/1/24	25,000	26
The Kroger Co., 7.50%, 4/1/31	40,000	53
Lowe’s Cos., Inc., 3.80%, 11/15/21	10,000	11
Lowe’s Cos., Inc., 3.875%, 9/15/23	50,000	53
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	85,000	90
Nordstrom, Inc., 6.25%, 1/15/18	15,000	17
The Procter & Gamble Co., 2.30%, 2/6/22	50,000	49
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	49
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/18 144A	30,000	30
Signet UK Finance PLC, 4.70%, 6/15/24	80,000	81
Target Corp., 2.30%, 6/26/19	15,000	15
Target Corp., 3.50%, 7/1/24	20,000	20
The TJX Cos., Inc., 2.50%, 5/15/23	20,000	19
The TJX Cos., Inc., 2.75%, 6/15/21	20,000	20
Unilever Capital Corp., 2.20%, 3/6/19	60,000	61
Wal-Mart Stores, Inc., 1.95%, 12/15/18	25,000	25
Wal-Mart Stores, Inc., 2.80%, 4/15/16	20,000	21
Wal-Mart Stores, Inc., 3.25%, 10/25/20	35,000	37
Wal-Mart Stores, Inc., 3.625%, 7/8/20	15,000	16
Wal-Mart Stores, Inc., 4.30%, 4/22/44	40,000	40

Total		1,157

Electric Utilities (0.7%)

Alabama Power Co., 3.95%, 6/1/21	50,000	54
Appalachian Power Co., 4.60%, 3/30/21	20,000	22
Arizona Public Service Co., 5.05%, 9/1/41	10,000	11
Arizona Public Service Co., 8.75%, 3/1/19	10,000	13
Bruce Mansfield Unit, 6.85%, 6/1/34	24,386	27
CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	23
Commonwealth Edison Co., 4.00%, 8/1/20	25,000	27
Commonwealth Edison Co., 4.70%, 1/15/44	20,000	22
Commonwealth Edison Co., 6.15%, 9/15/17	5,000	6
Connecticut Light & Power Co., 5.65%, 5/1/18	10,000	11
Constellation Energy Group, Inc., 5.15%, 12/1/20	10,000	11
Consumers Energy Co., 3.375%, 8/15/23	15,000	15
The Dayton Power & Light Co., 1.875%, 9/15/16 144A	45,000	46
The Detroit Edison Co., 3.45%, 10/1/20	25,000	26
Dominion Resources, Inc., 1.40%, 9/15/17	45,000	45
DTE Energy Co., 6.375%, 4/15/33	5,000	6
Duke Energy Corp., 3.75%, 4/15/24	40,000	41
Duke Energy Corp., 6.25%, 6/15/18	5,000	6
Duke Energy Ohio, Inc., 3.80%, 9/1/23	10,000	11
Duke Energy Progress, Inc., 2.80%, 5/15/22	35,000	35
Duke Energy Progress, Inc., 4.10%, 3/15/43	65,000	64
Entergy Corp., 5.125%, 9/15/20	20,000	22
Entergy Gulf States Louisiana LLC, 3.78%, 4/1/25	45,000	45
Entergy Louisiana LLC, 3.78%, 4/1/25	45,000	45
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	57
Exelon Generation Co. LLC, 4.25%, 6/15/22	45,000	47
FirstEnergy Corp., 4.25%, 3/15/23	45,000	45
Jersey Central Power & Light Co., 4.70%, 4/1/24 144A	30,000	32
MidAmerican Energy Co., 2.40%, 3/15/19	45,000	46
Mississippi Power Co., 4.75%, 10/15/41	35,000	36
Monongahela Power Co., 5.40%, 12/15/43 144A	25,000	29

The Accompanying Notes are an Integral Part of the Financial Statements.

168  Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued

Nevada Power Co., 5.95%, 3/15/16	10,000	11
NextEra Energy Capital Holdings, Inc., 4.50%, 6/1/21	130,000	142
Northeast Utilities, 2.80%, 5/1/23	30,000	29
Northeast Utilities, 4.50%, 11/15/19	10,000	11
Northern States Power Co./MN, 2.60%, 5/15/23	45,000	43
NV Energy, Inc., 6.25%, 11/15/20	25,000	30
Ohio Edison Co., 6.875%, 7/15/36	5,000	7
Ohio Power Co., 5.375%, 10/1/21	25,000	29
Pacific Gas & Electric Co., 3.50%, 10/1/20	75,000	79
Pacific Gas & Electric Co., 3.85%, 11/15/23	15,000	16
Pacific Gas & Electric Co., 5.125%, 11/15/43	25,000	28
Pacific Gas & Electric Co., 5.625%, 11/30/17	10,000	11
PacifiCorp., 3.85%, 6/15/21	50,000	54
Peco Energy Co., 1.20%, 10/15/16	25,000	25
Peco Energy Co., 2.375%, 9/15/22	30,000	29
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	7
PPL Capital Funding, Inc., 4.20%, 6/15/22	25,000	27
PPL Capital Funding, Inc., 4.70%, 6/1/43	35,000	36
Public Service Co. of Colorado, 2.50%, 3/15/23	20,000	19
Public Service Co. of Colorado, 3.20%, 11/15/20	30,000	31
Public Service Co. of New Mexico, 5.35%, 10/1/21	25,000	27
Public Service Electric & Gas Co., 2.30%, 9/15/18	45,000	46
Public Service Electric & Gas Co., 3.65%, 9/1/42	20,000	18
Puget Energy, Inc., 5.625%, 7/15/22	20,000	23
Puget Sound Energy, Inc., 6.274%, 3/15/37	30,000	39
San Diego Gas & Electric Co., 3.60%, 9/1/23	35,000	37
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	13
Southern California Edison Co., 3.50%, 10/1/23	45,000	47
Southern Electric Generating Co., 2.20%, 12/1/18 144A	40,000	40
Tampa Electric Co., 5.40%, 5/15/21	5,000	6
Union Electric Co., 3.90%, 9/15/42	25,000	24
Union Electric Co., 6.40%, 6/15/17	10,000	11
Union Electric Co., 6.70%, 2/1/19	10,000	12
Virginia Electric & Power Co., 3.45%, 9/1/22	40,000	42

Total		1,975

Energy (0.3%)

Anadarko Petroleum Corp., 6.20%, 3/15/40	45,000	57
Anadarko Petroleum Corp., 6.375%, 9/15/17	80,000	92
Apache Corp., 4.75%, 4/15/43	25,000	26
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	25,000	28
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	6
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	56
Cimarex Energy Co., 4.375%, 6/1/24	20,000	20
ConocoPhillips, 6.00%, 1/15/20	85,000	101
Continental Resources, Inc., 3.80%, 6/1/24 144A	35,000	35
Devon Energy Corp., 1.875%, 5/15/17	25,000	25
Devon Energy Corp., 3.25%, 5/15/22	35,000	35
Encana Corp., 3.90%, 11/15/21	30,000	32
EOG Resources, Inc., 4.40%, 6/1/20	15,000	17

Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued

Hess Corp., 3.50%, 7/15/24	25,000	25
Marathon Oil Corp., 6.60%, 10/1/37	10,000	13
National Oilwell Varco, Inc., 1.35%, 12/1/17	10,000	10
National Oilwell Varco, Inc., 2.60%, 12/1/22	30,000	29
Noble Energy, Inc., 4.15%, 12/15/21	10,000	11
Noble Energy, Inc., 5.25%, 11/15/43	45,000	50
Noble Energy, Inc., 6.00%, 3/1/41	15,000	18
Occidental Petroleum Corp., 4.125%, 6/1/16	20,000	21
Petrohawk Energy Corp., 6.25%, 6/1/19	45,000	49
Rowan Cos., 5.85%, 1/15/44	35,000	38
Sempra Energy, 2.875%, 10/1/22	20,000	20
Sempra Energy, 6.15%, 6/15/18	15,000	17
Talisman Energy, Inc., 3.75%, 2/1/21	45,000	47
Transocean, Inc., 6.375%, 12/15/21	35,000	40
Weatherford International, Ltd., 5.95%, 4/15/42	25,000	28

Total		946

Entertainment (0.1%)

Historic TW, Inc., 6.625%, 5/15/29	40,000	51
Historic TW, Inc., 6.875%, 6/15/18	10,000	12
Time Warner, Inc., 2.10%, 6/1/19	30,000	30
Time Warner, Inc., 3.55%, 6/1/24	30,000	30
Time Warner, Inc., 5.35%, 12/15/43	40,000	43
Viacom, Inc., 3.875%, 4/1/24	15,000	15
Viacom, Inc., 4.25%, 9/1/23	25,000	26
Viacom, Inc., 5.85%, 9/1/43	20,000	23

Total		230

Finance (0.1%)

General Electric Capital Corp., 3.45%, 5/15/24	95,000	96
General Electric Capital Corp., 5.625%, 5/1/18	125,000	143

Total		239

Food & Beverage (0.4%)

Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	15,000	18
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	65,000	62
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	70,000	107
Archer-Daniels-Midland Co., 4.479%, 3/1/21	10,000	11
The Coca-Cola Co., 2.50%, 4/1/23	50,000	48
The Coca-Cola Co., 3.15%, 11/15/20	90,000	95
Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	40,000	40
Coca-Cola Femsa SAB de CV, 3.875%, 11/26/23	20,000	21
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	25,000	28
ConAgra Foods, Inc., 1.90%, 1/25/18	10,000	10
ConAgra Foods, Inc., 3.20%, 1/25/23	10,000	10
Diageo Capital PLC, 1.125%, 4/29/18	30,000	29
Diageo Capital PLC, 2.625%, 4/29/23	35,000	34
General Mills, Inc., 3.15%, 12/15/21	40,000	41
Heineken NV, 1.40%, 10/1/17 144A	20,000	20
Heineken NV, 2.75%, 4/1/23 144A	30,000	29
Kellogg Co., 3.25%, 5/21/18	15,000	16
Kraft Foods Group, Inc., 2.25%, 6/5/17	10,000	10
Kraft Foods Group, Inc., 3.50%, 6/6/22	30,000	31
Kraft Foods Group, Inc., 5.375%, 2/10/20	32,000	36
Kraft Foods Group, Inc., 6.125%, 8/23/18	40,000	46
Mead Johnson Nutrition Co., 4.60%, 6/1/44	10,000	10

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  169

Asset Allocation Portfolio

Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued

Mead Johnson Nutrition Co., 4.90%, 11/1/19	35,000	39
Mondelez International, Inc., 4.00%, 2/1/24	65,000	67
Mondelez International, Inc., 6.50%, 2/9/40	46,000	59
PepsiCo, Inc., 7.90%, 11/1/18	35,000	44
Pernod-Ricard SA, 5.75%, 4/7/21 144A	30,000	35
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	45,000	47
WM Wrigley Jr. Co., 1.40%, 10/21/16 144A	5,000	5
WM Wrigley Jr. Co., 2.00%, 10/20/17 144A	5,000	5
WM Wrigley Jr. Co., 2.40%, 10/21/18 144A	5,000	5
WM Wrigley Jr. Co., 2.90%, 10/21/19 144A	15,000	15
WM Wrigley Jr. Co., 3.375%, 10/21/20 144A	10,000	10

Total		1,083

Foreign Agencies (0.1%)

Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	18
Statoil ASA, 2.45%, 1/17/23	65,000	62
Statoil ASA, 2.90%, 11/8/20	70,000	72

Total		152

Healthcare (0.1%)

Express Scripts Holding Co., 2.25%, 6/15/19	15,000	15
Express Scripts Holding Co., 2.65%, 2/15/17	20,000	21
Express Scripts Holding Co., 3.50%, 11/15/16	40,000	43
Express Scripts Holding Co., 3.50%, 6/15/24	15,000	15
Express Scripts Holding Co., 3.90%, 2/15/22	10,000	10
McKesson Corp., 2.284%, 3/15/19	15,000	15
McKesson Corp., 2.85%, 3/15/23	15,000	14
Medco Health Solutions, Inc., 7.125%, 3/15/18	25,000	30
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	15,000	15
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	10,000	10
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	10,000	10
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	5,000	6

Total		204

Insurance (0.3%)

Aetna, Inc., 1.50%, 11/15/17	5,000	5
Aetna, Inc., 2.75%, 11/15/22	15,000	14
American International Group, Inc., 3.375%, 8/15/20	85,000	88
American International Group, Inc., 4.875%, 6/1/22	60,000	67
Aon PLC, 4.60%, 6/14/44	25,000	25
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	45,000	45
The Hartford Financial Services Group, Inc., 4.30%, 4/15/43	20,000	19
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	15,000	15
Marsh & McLennan Cos., Inc., 3.50%, 6/3/24	35,000	35
Marsh & McLennan Cos., Inc., 4.80%, 7/15/21	5,000	6
MetLife, Inc., 4.368%, 9/15/23	30,000	32
MetLife, Inc., 4.875%, 11/13/43	10,000	11
New York Life Global Funding, 2.45%, 7/14/16 144A	80,000	83
Prudential Financial, Inc., 3.50%, 5/15/24	80,000	80
Prudential Financial, Inc., 5.375%, 6/21/20	19,000	22
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	6
Prudential Financial, Inc., 6.20%, 11/15/40	65,000	81
UnitedHealth Group, Inc., 1.40%, 10/15/17	5,000	5

Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Insurance continued

UnitedHealth Group, Inc., 2.75%, 2/15/23	5,000	5
UnitedHealth Group, Inc., 2.875%, 3/15/22	5,000	5
UnitedHealth Group, Inc., 3.95%, 10/15/42	5,000	5
UnitedHealth Group, Inc., 4.70%, 2/15/21	25,000	28
WellPoint, Inc., 3.125%, 5/15/22	10,000	10
WellPoint, Inc., 3.30%, 1/15/23	30,000	30
WellPoint, Inc., 3.70%, 8/15/21	5,000	5

Total		727

Media (0.3%)

21st Century Fox America, Inc., 3.00%, 9/15/22	15,000	15
21st Century Fox America, Inc., 4.00%, 10/1/23	30,000	31
21st Century Fox America, Inc., 5.40%, 10/1/43	50,000	56
21st Century Fox America, Inc., 6.90%, 8/15/39	10,000	13
CBS Corp., 3.375%, 3/1/22	5,000	5
Comcast Corp., 2.85%, 1/15/23	85,000	84
Comcast Corp., 4.50%, 1/15/43	35,000	36
Comcast Corp., 4.65%, 7/15/42	35,000	36
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	75,000	77
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 4/1/24	60,000	64
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	5,000	6
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	20,000	21
Discovery Communications LLC, 4.875%, 4/1/43	10,000	10
Discovery Communications LLC, 5.05%, 6/1/20	25,000	28
NBCUniversal Media LLC, 4.45%, 1/15/43	35,000	35
NBCUniversal Media LLC, 6.40%, 4/30/40	15,000	19
SES Global Americas Holdings GP, 2.50%, 3/25/19 144A	20,000	20
SES Global Americas Holdings GP, 5.30%, 3/25/44 144A	20,000	21
Time Warner Cable, Inc., 4.00%, 9/1/21	40,000	43
Time Warner Cable, Inc., 4.50%, 9/15/42	70,000	68
Time Warner Cable, Inc., 5.875%, 11/15/40	15,000	18

Total		706

Metals & Mining (0.1%)

Barrick North America Finance LLC, 4.40%, 5/30/21	10,000	10
Barrick North America Finance LLC, 6.80%, 9/15/18	25,000	29
BHP Billiton Finance USA, Ltd., 3.85%, 9/30/23	75,000	79
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43	60,000	62
Goldcorp, Inc., 3.70%, 3/15/23	10,000	10
Newmont Mining Corp., 3.50%, 3/15/22	10,000	10
Newmont Mining Corp., 6.25%, 10/1/39	5,000	5
Plains Exploration & Production Co., 6.125%, 6/15/19	20,000	22
Plains Exploration & Production Co., 6.50%, 11/15/20	15,000	17
Plains Exploration & Production Co., 6.75%, 2/1/22	30,000	34

The Accompanying Notes are an Integral Part of the Financial Statements.

170  Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued

Plains Exploration & Production Co., 6.875%, 2/15/23	20,000	23
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	50,000	54
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	15,000	20
Teck Resources, Ltd., 3.00%, 3/1/19	15,000	15

Total		390

Oil & Gas (0.3%)

BP Capital Markets PLC, 1.846%, 5/5/17	45,000	46
BP Capital Markets PLC, 2.50%, 11/6/22	75,000	72
BP Capital Markets PLC, 4.50%, 10/1/20	10,000	11
BP Capital Markets PLC, 4.75%, 3/10/19	80,000	90
Cenovus Energy, Inc., 4.45%, 9/15/42	45,000	45
Chevron Corp., 1.718%, 6/24/18	25,000	25
Chevron Corp., 2.427%, 6/24/20	10,000	10
Chevron Corp., 3.191%, 6/24/23	35,000	35
Husky Energy, Inc., 3.95%, 4/15/22	55,000	58
Husky Energy, Inc., 7.25%, 12/15/19	5,000	6
Shell International Finance BV, 1.90%, 8/10/18	35,000	35
Shell International Finance BV, 4.30%, 9/22/19	120,000	133
Suncor Energy, Inc., 6.85%, 6/1/39	15,000	20
Total Capital International SA, 1.50%, 2/17/17	15,000	15
Total Capital SA, 2.125%, 8/10/18	35,000	36
Total Capital SA, 4.45%, 6/24/20	100,000	112

Total		749

Pharmaceuticals (0.3%)

AbbVie, Inc., 1.75%, 11/6/17	40,000	40
AbbVie, Inc., 2.90%, 11/6/22	195,000	189
Actavis Funding SCS, 3.85%, 6/15/24 144A	15,000	15
Actavis Funding SCS, 4.85%, 6/15/44 144A	20,000	20
Actavis, Inc., 1.875%, 10/1/17	5,000	5
Actavis, Inc., 3.25%, 10/1/22	10,000	10
Amgen, Inc., 3.875%, 11/15/21	65,000	69
Celgene Corp., 2.25%, 5/15/19	15,000	15
Celgene Corp., 3.625%, 5/15/24	20,000	20
Celgene Corp., 4.625%, 5/15/44	25,000	25
Gilead Sciences, Inc., 2.05%, 4/1/19	15,000	15
Gilead Sciences, Inc., 3.70%, 4/1/24	30,000	31
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	26
Merck & Co., Inc., 2.80%, 5/18/23	20,000	20
Merck & Co., Inc., 3.875%, 1/15/21	15,000	16
Mylan, Inc., 3.125%, 1/15/23 144A	35,000	34
Mylan, Inc., 5.40%, 11/29/43	35,000	38
The Novartis Capital Corp., 2.40%, 9/21/22	60,000	58
The Novartis Capital Corp., 3.40%, 5/6/24	40,000	40
Perrigo Co., PLC, 2.30%, 11/8/18 144A	10,000	10
Perrigo Co., PLC, 4.00%, 11/15/23 144A	15,000	15
Pfizer, Inc., 2.10%, 5/15/19	20,000	20
Pfizer, Inc., 3.40%, 5/15/24	20,000	20
Roche Holdings, Inc., 6.00%, 3/1/19 144A	17,000	20
Sanofi-Aventis SA, 2.625%, 3/29/16	60,000	62
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	50,000	49
Wyeth LLC, 5.50%, 2/15/16	5,000	5

Total		887

Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Pipelines (0.3%)

CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	11
Enbridge, Inc., 4.00%, 10/1/23	50,000	52
Energy Transfer Partners LP, 4.15%, 10/1/20	30,000	32
Energy Transfer Partners LP, 4.65%, 6/1/21	25,000	27
Energy Transfer Partners LP, 6.70%, 7/1/18	35,000	41
Enterprise Products Operating LLC, 3.90%, 2/15/24	80,000	83
Kinder Morgan Energy Partners LP, 3.50%, 3/1/21	35,000	35
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	55,000	64
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	18
Magellan Midstream Partners LP, 5.15%, 10/15/43	25,000	27
Magellan Midstream Partners LP, 6.55%, 7/15/19	30,000	36
NiSource Finance Corp., 5.80%, 2/1/42	55,000	63
NiSource Finance Corp., 6.125%, 3/1/22	20,000	24
Oneok Partners LP, 5.00%, 9/15/23	25,000	28
Oneok Partners LP, 6.20%, 9/15/43	25,000	30
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	15,000	18
Spectra Energy Partners LP, 4.75%, 3/15/24	55,000	60
Sunoco Logistics Partners Operations LP, 4.25%, 4/1/24	10,000	10
Sunoco Logistics Partners Operations LP, 5.30%, 4/1/44	45,000	47
Western Gas Partners LP, 5.45%, 4/1/44	45,000	50
The Williams Companies, Inc., 5.75%, 6/24/44	60,000	60
Williams Partners LP, 3.35%, 8/15/22	30,000	30
Williams Partners LP, 4.00%, 11/15/21	10,000	10
Williams Partners LP, 4.125%, 11/15/20	5,000	5
Williams Partners LP, 5.40%, 3/4/44	40,000	43
Williams Partners LP, 5.80%, 11/15/43	5,000	6

Total		910

Real Estate Investment Trusts (0.4%)

ARC Properties Operating Partnership LP/Clark Acquisition LLC., 3.00%, 2/6/19 144A	35,000	35
AvalonBay Communities, Inc., 2.85%, 3/15/23	10,000	10
Boston Properties LP, 3.125%, 9/1/23	10,000	10
Boston Properties LP, 3.80%, 2/1/24	40,000	40
CBL & Associates LP, 5.25%, 12/1/23	60,000	64
Corporate Office Properties LP, 3.60%, 5/15/23	45,000	43
Corporate Office Properties LP, 3.70%, 6/15/21	45,000	45
Corporate Office Properties LP, 5.25%, 2/15/24	45,000	48
DDR Corp., 4.625%, 7/15/22	10,000	11
DDR Corp., 4.75%, 4/15/18	40,000	44
Duke Realty LP, 3.875%, 2/15/21	65,000	67
ERP Operating LP, 4.50%, 7/1/44	45,000	45
Essex Portfolio LP, 3.375%, 1/15/23 144A	30,000	30
Essex Portfolio LP, 3.625%, 8/15/22	65,000	66
Essex Portfolio LP, 5.20%, 3/15/21 144A	35,000	39
HCP, Inc., 4.20%, 3/1/24	5,000	5
HCP, Inc., 4.25%, 11/15/23	30,000	31
Health Care REIT, Inc., 5.25%, 1/15/22	15,000	17

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  171

Asset Allocation Portfolio

Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued

National Retail Properties, Inc., 3.90%, 6/15/24	20,000	20
Piedmont Operating Partnership LP, 3.40%, 6/1/23	75,000	71
Piedmont Operating Partnership LP, 4.45%, 3/15/24	40,000	41
Realty Income Corp., 4.65%, 8/1/23	40,000	43
Regency Centers LP, 3.75%, 6/15/24	15,000	15
Simon Property Group LP, 3.375%, 3/15/22	50,000	51
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	10,000	11
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	5,000	5
Vornado Realty LP, 2.50%, 6/30/19	50,000	50
WEA Finance LLC, 7.125%, 4/15/18 144A	25,000	30
WP Carey, Inc., 4.60%, 4/1/24	65,000	68

Total		1,055

Services (0.0%)

QVC, Inc., 3.125%, 4/1/19	10,000	10
QVC, Inc., 4.85%, 4/1/24	25,000	26
Republic Services, Inc., 5.25%, 11/15/21	25,000	29
Waste Management, Inc., 2.90%, 9/15/22	30,000	29
Waste Management, Inc., 4.60%, 3/1/21	30,000	33

Total		127

Technology (0.2%)

Apple, Inc., 1.00%, 5/3/18	30,000	29
Cisco Systems, Inc., 2.125%, 3/1/19	60,000	61
Fidelity National Information Services, Inc., 3.50%, 4/15/23	35,000	34
Fidelity National Information Services, Inc., 5.00%, 3/15/22	65,000	68
Hewlett-Packard Co., 2.75%, 1/14/19	50,000	51
Hewlett-Packard Co., 4.65%, 12/9/21	20,000	22
International Business Machines Corp., 1.95%, 7/22/16	25,000	26
Microsoft Corp., 0.875%, 11/15/17	15,000	15
Microsoft Corp., 3.625%, 12/15/23	25,000	26
Oracle Corp., 2.375%, 1/15/19	50,000	51
Oracle Corp., 2.50%, 10/15/22	35,000	34
Oracle Corp., 3.400%, 7/8/24	20,000	20
Oracle Corp., 4.50%, 7/8/44	20,000	20

Total		457

Telecommunications (0.4%)

America Movil SAB de CV, 5.00%, 3/30/20	35,000	39
American Tower Corp., 5.00%, 2/15/24	75,000	81
AT&T Corp., 8.00%, 11/15/31	70,000	103
AT&T, Inc., 2.625%, 12/1/22	75,000	72
AT&T, Inc., 2.95%, 5/15/16	50,000	52
AT&T, Inc., 4.80%, 6/15/44	40,000	41
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	35,000	35
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	45,000	59
Qwest Corp., 6.50%, 6/1/17	40,000	45
Rogers Communications, Inc., 4.10%, 10/1/23	15,000	16
Rogers Communications, Inc., 5.45%, 10/1/43	30,000	33
Telefonica Emisiones SAU, 3.729%, 4/27/15	35,000	36
Verizon Communications, Inc., 2.45%, 11/1/22	40,000	38

	Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued

	Verizon Communications, Inc., 4.50%, 9/15/20	60,000	66
	Verizon Communications, Inc., 5.15%, 9/15/23	30,000	34
	Verizon Communications, Inc., 6.25%, 4/1/37	30,000	36
	Verizon Communications, Inc., 6.35%, 4/1/19	50,000	59
	Verizon Communications, Inc., 6.40%, 9/15/33	60,000	73
	Verizon Communications, Inc., 6.55%, 9/15/43	65,000	82

	Total		1,000

	Transportation (0.1%)

	Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	75,000	75
	Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	25,000	25
	Burlington Northern Santa Fe LLC, 4.90%, 4/1/44	20,000	21
	Canadian National Railway Co., 5.85%, 11/15/17	5,000	6
	CSX Corp., 3.70%, 10/30/20	5,000	5
	CSX Corp., 3.70%, 11/1/23	20,000	21
	CSX Corp., 4.25%, 6/1/21	15,000	16
	CSX Corp., 5.60%, 5/1/17	30,000	34
	FedEx Corp., 4.90%, 1/15/34	25,000	27
	FedEx Corp., 5.10%, 1/15/44	15,000	16
	Norfolk Southern Corp., 2.903%, 2/15/23	48,000	47
	Union Pacific Corp., 2.25%, 2/15/19	15,000	15
	Union Pacific Corp., 4.30%, 6/15/42	45,000	46

	Total		354

	Total Investment Grade Segment (Cost: $16,645)		17,529

	Governments (6.9%)

	Governments (6.9%)

	US Treasury, 0.00%, 2/15/34	170,000	88
	US Treasury, 0.375%, 3/31/16	9,915,000	9,917
	US Treasury, 1.625%, 3/31/19	1,160,000	1,163
(b)	US Treasury, 1.625%, 6/30/19	5,250,000	5,250
	US Treasury, 2.50%, 5/15/24	140,000	140
	US Treasury, 2.75%, 2/15/24	155,000	159
	US Treasury, 2.75%, 11/15/42	555,000	495
	US Treasury, 2.875%, 5/15/43	645,000	589
	US Treasury, 5.375%, 2/15/31	130,000	171
	US Treasury Stripped, 0.00%, 5/15/34	1,195,000	610

	Total Governments (Cost: $18,452)		18,582

	Municipal Bonds (0.5%)

	Municipal Bonds (0.5%)

	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	88,000	105
	Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	5,000	7
	Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	60,000	68

The Accompanying Notes are an Integral Part of the Financial Statements.

172  Asset Allocation Portfolio

Asset Allocation Portfolio

Municipal Bonds (0.5%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued

Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	10,000	11
The City of New York, Series C-1, 5.517%, 10/1/37 GO	40,000	47
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	75,000	86
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	75,000	87
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	15,000	18
Energy Northwest, Series E, 2.197%, 7/1/19 RB	60,000	60
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	5,000	5
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.995%, 7/1/20 RB	85,000	85
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	40,000	54
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	150,000	172
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	12,000	16
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	35,000	51
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	25,000	36
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	30,000	36
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	10,000	13
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	60,000	67
State of California, Series A, 4.988%, 4/1/39 GO	50,000	52
State of California, Series 2010, 5.70%, 11/1/21 GO	80,000	96
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	85,000	90
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	23,000	25
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	50,000	65

Total Municipal Bonds (Cost: $1,180)		1,352

Structured Products (8.7%)

Structured Products (8.7%)

AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A2, 1.976%, 6/1/21	250,000	250
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.552%, 2/14/43 IO	202,058	5
Banc of America Commercial Mortgage Trust, Series 2007-5, Class AM, 5.772%, 2/10/51	20,000	22

Structured Products (8.7%)	Shares/ $ Par	Value $ (000’s)
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM, 5.95%, 5/10/45	150,000	164
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class AJ, 4.75%, 6/11/41	140,000	144
BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.73%, 2/21/17	60,000	60
BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.99%, 8/21/17	45,000	45
Capital Auto Receivables Asset Trust, Series 2013-4, Class A2x, 0.85%, 2/21/17	20,000	20
Capital Auto Receivables Asset Trust/Ally, Series 2014-1, Class A, 0.96%, 4/20/17	75,000	75
Capital One Multi-Asset Execution Trust, 1.26%, 1/15/20	85,000	85
Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, 10/15/18	100,000	100
Chase Issuance Trust, Series 2014-A1, Class A, 1.15%, 1/15/19	85,000	85
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	345,000	348
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	100,000	102
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.65%, 9/20/19	15,000	17
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	9,127	9
COMM Mortgage Trust, Series 2013-CR8, Class AM, 3.965%, 6/10/46	95,000	98
Commercial Mortgage Pass-Through Certificates, Series 2014-LC15, Class A4, 4.006%, 4/10/47	95,000	100
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	64,889	71
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19	350,000	351
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	151,203	154
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.65%, 8/25/20 IO	959,001	66

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  173

Asset Allocation Portfolio

Structured Products (8.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal Home Loan Mortgage Corp., Series 4100, Class AD, 1.75%, 8/15/27	96,144	93
Federal Home Loan Mortgage Corp., 2.50%, 10/1/27	111,072	113
Federal Home Loan Mortgage Corp., 3.00%, 11/1/21	43,628	46
Federal Home Loan Mortgage Corp., 3.00%, 11/1/25	93,880	98
Federal Home Loan Mortgage Corp., 3.00%, 11/1/26	138,855	144
Federal Home Loan Mortgage Corp., 3.00%, 8/1/27	50,934	53
Federal Home Loan Mortgage Corp., 3.00%, 11/1/42	85,956	85
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	571,348	564
Federal Home Loan Mortgage Corp., 3.00%, 4/1/43	2,052,648	2,030
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	140,011	148
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	185,069	196
Federal Home Loan Mortgage Corp., 3.50%, 4/1/42	85,376	88
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	61,583	63
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	206,284	212
Federal Home Loan Mortgage Corp., 3.50%, 9/1/42	156,952	162
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	16,220	17
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	30,139	32
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	26,612	28
Federal Home Loan Mortgage Corp., 4.00%, 6/1/26	36,796	39
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	256,670	272
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	528,962	561
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	297,972	316
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	19,796	21
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	29,944	32
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	47,095	50
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	25,114	27
Federal Home Loan Mortgage Corp., 4.50%, 12/1/39	11,596	13

Structured Products (8.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	4,667	5
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,625	2
Federal Home Loan Mortgage Corp., 4.50%, 12/1/40	918,289	1,001
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	440,868	480
Federal Home Loan Mortgage Corp., 4.50%, 2/1/41	7,403	8
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	32,918	36
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	165,536	180
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	477,623	517
Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	10,795	12
Federal Home Loan Mortgage Corp., 4.50%, 10/1/43	110,000	119
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	30,001	32
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	9,187	9
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	31,916	35
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	39,171	44
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	141,951	158
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	251,290	279
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	219,688	243
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	8,558	9
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	35,219	37
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	7,090	8
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	44,708	48
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	58,785	64
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	18,310	20
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	45,670	51
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	156,575	168
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	30,156	33

The Accompanying Notes are an Integral Part of the Financial Statements.

174  Asset Allocation Portfolio

Asset Allocation Portfolio

Structured Products (8.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	15,985	18
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	926	1
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	5,806	7
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	820	1
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	30,425	34
Federal Home Loan Mortgage Corp., 6.00%, 1/1/39	65,481	74
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	2,525	3
Federal Home Loan Mortgage Corp. TBA, 3.50%, 7/1/27	245,000	259
Federal Home Loan Mortgage Corp. TBA, 4.00%, 7/1/42	340,000	360
Federal National Mortgage Association, Series 2012-113, Class AB, 1.50%, 10/25/27	8,989	9
Federal National Mortgage Association, 1.75%, 3/25/28	56,817	55
Federal National Mortgage Association, 2.50%, 8/1/28	264,301	269
Federal National Mortgage Association, 2.96%, 5/1/22	19,971	21
Federal National Mortgage Association, 3.00%, 9/1/28	361,012	376
Federal National Mortgage Association, 3.00%, 7/1/44	520,000	514
Federal National Mortgage Association, 3.50%, 9/1/23	13,857	15
Federal National Mortgage Association, 3.50%, 2/1/42	38,071	39
Federal National Mortgage Association, 3.50%, 10/1/42	151,789	157
Federal National Mortgage Association, 3.50%, 5/1/43	188,455	194
Federal National Mortgage Association, 3.50%, 6/1/43	1,392,408	1,436
Federal National Mortgage Association, 3.50%, 7/1/43	117,319	121
Federal National Mortgage Association, 3.53%, 9/1/23	23,000	24
Federal National Mortgage Association, 3.61%, 9/1/23	10,000	11
Federal National Mortgage Association, 3.67%, 8/1/23	4,946	5
Federal National Mortgage Association, 3.73%, 8/1/23	10,877	12
Federal National Mortgage Association, 4.00%, 7/1/44	1,360,000	1,443
Federal National Mortgage Association, 4.50%, 6/1/19	92,298	99

Structured Products (8.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal National Mortgage Association, 4.50%, 12/1/19	8,885	10
Federal National Mortgage Association, 4.50%, 7/1/20	18,912	20
Federal National Mortgage Association, 4.50%, 9/1/24	12,508	13
Federal National Mortgage Association, 4.50%, 11/1/40	146,670	159
Federal National Mortgage Association, 5.00%, 3/1/20	43,994	47
Federal National Mortgage Association, 5.00%, 5/1/20	68,011	73
Federal National Mortgage Association, 5.00%, 11/1/34	157,761	176
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	10,510	11
Federal National Mortgage Association, 5.50%, 4/1/21	27,434	30
Federal National Mortgage Association, 5.50%, 10/1/34	84,108	94
Federal National Mortgage Association, 5.50%, 3/1/35	49,337	56
Federal National Mortgage Association, 5.50%, 9/1/35	259,495	293
Federal National Mortgage Association, 5.50%, 11/1/35	226,041	255
Federal National Mortgage Association, 5.50%, 2/1/37	140,649	159
Federal National Mortgage Association, 5.50%, 11/1/37	159,505	181
Federal National Mortgage Association, 5.50%, 4/1/38	259,314	292
Federal National Mortgage Association, 6.00%, 10/1/34	48,471	55
Federal National Mortgage Association, 6.00%, 11/1/34	94,006	106
Federal National Mortgage Association, 6.00%, 5/1/35	2,130	2
Federal National Mortgage Association, 6.00%, 6/1/35	670	1
Federal National Mortgage Association, 6.00%, 7/1/35	48,108	55
Federal National Mortgage Association, 6.00%, 10/1/35	31,783	36
Federal National Mortgage Association, 6.00%, 11/1/35	34,604	39
Federal National Mortgage Association, 6.00%, 9/1/36	15,254	17
Federal National Mortgage Association, 6.00%, 12/1/37	14,259	16
Federal National Mortgage Association, 6.00%, 4/1/40	11,711	13

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  175

Asset Allocation Portfolio

Structured Products (8.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	172,761	193
Federal National Mortgage Association TBA, 2.50%, 7/1/28	150,000	152
Federal National Mortgage Association TBA, 3.50%, 7/1/42	765,000	787
Federal National Mortgage Association TBA, 5.00%, 7/1/39	205,000	228
Ford Credit Auto Lease Trust, Series 2014-A, Class A3, 0.68%, 4/17/17	40,000	40
Ford Credit Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 6/15/17	30,000	30
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	75,000	75
Ford Credit Auto Owner Trust, Series 2013-D, Class A4, 1.11%, 2/15/19	150,000	150
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	100,000	100
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.50%, 1/15/20	85,000	87
GE Equipment Small Ticket LLC, Series 2014-1A, Class A4, 1.44%, 10/25/21	75,000	76
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	225,000	229
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	40,000	43
GS Mortgage Securities Trust, Series 2013-G1, Class A1, 2.059%, 4/10/31 144A	222,522	217
GS Mortgage Series Trust, Series 2013-GC14, Class AS, 4.507%, 8/10/46	130,000	140
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3, 0.48%, 11/21/16	180,000	180
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	40,000	40
Hyundai Auto Receivables Trust, Series 2011-B, Class D, 3.51%, 11/15/17	65,000	67
John Deere Owner Trust, Series 2014-A, Class A3, 0.92%, 4/16/18	50,000	50
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.143%, 12/15/47	125,000	125

Structured Products (8.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM, 5.44%, 5/15/45	100,000	108
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 6.057%, 4/15/45	150,000	163
JP Morgan Chase Commerical Mortgage Securities Trust, Series 2007-C1, 6.164%, 2/15/51	140,000	154
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	9,417	10
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	9,456	10
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 12/16/19	85,000	85
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.457%, 11/12/37	70,000	74
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AM, 5.419%, 8/12/48	65,000	70
Nissan Auto Lease Trust, Series 2013-A, Class A3, 0.61%, 4/15/16	100,000	100
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	63,797	67
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	3,667	4
Santander Drive Auto Receivables Trust, Series 2013-5, 1.55%, 10/15/18	100,000	101
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43	84,900	82
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	42,521	43
Trade MAPS, Ltd., Series 2013-1A, Class A, 0.854%, 12/10/18	200,000	201
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.50%, 3/15/17	140,000	155
World Omni Auto Receivables Trust, Series 2013-B, Class A3, 0.83%, 8/15/18	25,000	25

Total Structured Products (Cost: $22,976)		23,699

The Accompanying Notes are an Integral Part of the Financial Statements.

176  Asset Allocation Portfolio

Asset Allocation Portfolio

	Below Investment Grade Segment (7.7%)	Shares/ $ Par	Value $ (000’s)

	Aerospace & Defense (0.1%)

	Bombardier, Inc., 5.75%, 3/15/22 144A	20,000	21
	Bombardier, Inc., 6.00%, 10/15/22 144A	20,000	21
	Bombardier, Inc., 6.125%, 1/15/23 144A	35,000	36
	Bombardier, Inc., 7.75%, 3/15/20 144A	65,000	73
	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19 144A	25,000	26
	Spirit AeroSystems, Inc., 5.25%, 3/15/22 144A	5,000	5
	TransDigm, Inc., 6.00%, 7/15/22 144A	15,000	15
	TransDigm, Inc., 6.50%, 7/15/24 144A	15,000	16
	Triumph Group, Inc., 4.875%, 4/1/21	30,000	30
	Triumph Group, Inc., 5.25%, 6/1/22 144A	15,000	15

	Total		258

	Autos & Vehicle Parts (0.2%)

	American Axle & Manufacturing, Inc., 5.125%, 2/15/19	10,000	11
	American Axle & Manufacturing, Inc., 6.25%, 3/15/21	40,000	43
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	40,000	45
(d)	Exide Technologies, 8.625%, 2/1/18	50,000	30
	The Goodyear Tire & Rubber Co., 6.50%, 3/1/21	55,000	60
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	50,000	55
	Jaguar Land Rover Automotive PLC, 4.125%, 12/15/18 144A	15,000	15
	Lear Corp., 5.375%, 3/15/24	20,000	21
	Meritor, Inc., 6.25%, 2/15/24	10,000	10
	Meritor, Inc., 6.75%, 6/15/21	20,000	22
	Navistar International Corp., 8.25%, 11/1/21	55,000	57
	Schaeffler Finance BV, 4.75%, 5/15/21 144A	30,000	31
	Schaeffler Holding Finance BV, 6.875%, 8/15/18 144A	25,000	26

	Total		426

	Banking (0.2%)

	Ally Financial, Inc., 2.75%, 1/30/17	75,000	76
	Ally Financial, Inc., 7.50%, 9/15/20	90,000	108
	Ally Financial, Inc., 8.00%, 3/15/20	45,000	55
	Bank of America Corp., 5.125%, 12/29/49	50,000	50
	E*TRADE Financial Corp., 6.375%, 11/15/19	30,000	33
	E*TRADE Financial Corp., 6.75%, 6/1/16	50,000	54
	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.875%, 4/15/22 144A	15,000	15
	JPMorgan Chase & Co., 7.90%, 4/29/49	35,000	39

	Total		430

	Basic Materials (0.3%)

	Ardagh Finance Holdings SA, 8.625%, 6/15/19 144A	15,000	16
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	30,000	33
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21 144A	5,000	5
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19 144A	55,000	56
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	10,588	11
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	20,000	22
	Belden, Inc., 5.25%, 7/15/24 144A	10,000	10

	Below Investment Grade Segment (7.7%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued

	Berry Plastics Corp., 5.50%, 5/15/22	30,000	30
	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II, 6.00%, 6/15/17 144A	45,000	46
(c)	BOE Intermediate Holding Corp., 9.00%, 11/1/17 144A	49,340	52
(c)	BOE Merger Corp., 9.50%, 11/1/17 144A	20,000	21
	Cascades, Inc., 5.50%, 7/15/22 144A	25,000	25
	Cascades, Inc., 7.875%, 1/15/20	20,000	21
	Garda World Security Corp., 7.25%, 11/15/21 144A	15,000	16
	Graphic Packaging International, Inc., 4.75%, 4/15/21	25,000	26
	Harland Clarke Holdings Corp., 6.875%, 3/1/20 144A	20,000	21
	Harland Clarke Holdings Corp., 9.25%, 3/1/21 144A	40,000	42
	The Hillman Group, Inc., 6.375%, 7/15/22 144A	5,000	5
	Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 6.875%, 2/15/19 144A	20,000	21
	Plastipak Holdings, Inc., 6.50%, 10/1/21 144A	25,000	26
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	80,000	85
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	55,000	59
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	25,000	27
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	55,000	58
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	70,000	78
	Sealed Air Corp., 6.50%, 12/1/20 144A	15,000	17
	Sealed Air Corp., 8.125%, 9/15/19 144A	20,000	22
	Sealed Air Corp., 8.375%, 9/15/21 144A	40,000	46
	Signode Industrial Group US, Inc., 6.375%, 5/1/22 144A	20,000	20

	Total		917

	Builders & Building Materials (0.2%)

	Brookfield Residential Properties, Inc., 6.50%, 12/15/20 144A	20,000	21
	Building Materials Corp. of America, 6.75%, 5/1/21 144A	35,000	38
	Cemex Finance LLC, 6.00%, 4/1/24 144A	25,000	26
	Cemex SAB de CV, 5.875%, 3/25/19 144A	15,000	16
	Cemex SAB de CV, 6.50%, 12/10/19 144A	75,000	80
	D.R. Horton, Inc., 3.75%, 3/1/19	20,000	20
	K Hovnanian Enterprises, Inc., 7.00%, 1/15/19 144A	25,000	26
	KB Home, 4.75%, 5/15/19	20,000	20
	KB Home, 7.25%, 6/15/18	40,000	45
	KB Home, 9.10%, 9/15/17	20,000	24
	Lennar Corp., 4.50%, 6/15/19	40,000	41
	Mattamy Group Corp., 6.50%, 11/15/20 144A	15,000	15
	Ply Gem Industries, Inc., 6.50%, 2/1/22 144A	25,000	24
	Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	40,000	45

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  177

Asset Allocation Portfolio

	Below Investment Grade Segment (7.7%)	Shares/ $ Par	Value $ (000’s)

	Builders & Building Materials continued

	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.625%, 3/1/24 144A	15,000	15
	USG Corp., 5.875%, 11/1/21 144A	5,000	5
	USG Corp., 7.875%, 3/30/20 144A	35,000	39
	Weyerhaeuser Real Estate Co., 4.375%, 6/15/19 144A	30,000	30

	Total		530

	Capital Goods (0.1%)

	Ashtead Capital, Inc., 6.50%, 7/15/22 144A	10,000	11
	BlueLine Rental Finance Corp., 7.00%, 2/1/19 144A	10,000	10
	Case New Holland, Inc., 7.875%, 12/1/17	20,000	23
	Caterpillar, Inc., 3.803%, 8/15/42	85,000	79
	CNH Capital LLC, 3.625%, 4/15/18	35,000	36
	Jurassic Holdings III, 6.875%, 2/15/21 144A	85,000	87
	Terex Corp., 6.00%, 5/15/21	30,000	32
	United Rentals North America, Inc., 5.75%, 7/15/18	15,000	16
	United Rentals North America, Inc., 6.125%, 6/15/23	15,000	16
	United Rentals North America, Inc., 7.375%, 5/15/20	20,000	22

	Total		332

	Chemicals (0.2%)

	Celanese US Holdings LLC, 4.625%, 11/15/22	60,000	60
	Hexion US Finance Corp., 6.625%, 4/15/20	90,000	96
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	80,000	83
	Huntsman International LLC, 4.875%, 11/15/20	65,000	67
	Ineos Finance PLC, 7.50%, 5/1/20 144A	25,000	27
	Ineos Finance PLC, 8.375%, 2/15/19 144A	65,000	71
	Ineos Group Holdings SA, 5.875%, 2/15/19 144A	25,000	26
	Ineos Group Holdings SA, 6.125%, 8/15/18 144A	20,000	21
	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	20,000	21
	Tronox Finance, 6.375%, 8/15/20	40,000	41

	Total		513

	Conglomerate & Diversified Manufacturing (0.1%)

	Amsted Industries, Inc., 5.00%, 3/15/22 144A	75,000	75
	Gardner Denver, Inc., 6.875%, 8/15/21 144A	15,000	16
	Gates Global LLC / Gates Global Co., 6.00%, 7/15/22 144A	30,000	30
	Polymer Group, Inc., 6.875%, 6/1/19 144A	10,000	10
	Rexel SA, 5.25%, 6/15/20 144A	40,000	42
	WESCO Distribution, Inc., 5.375%, 12/15/21 144A	20,000	20

	Total		193

	Consumer Products & Retailing (0.3%)

(c)	BI-LO LLC/BI-LO Finance Corp., 8.625%, 9/15/18 144A	30,000	30
	C&S Group Enterprises LLC, 5.375%, 7/15/22 144A	35,000	35
	Cash America International, Inc., 5.75%, 5/15/18	35,000	36

	Below Investment Grade Segment (7.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Products & Retailing continued

(c)	Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19 144A	20,000	20
	Conn’s, Inc., 7.25%, 7/15/22 144A	35,000	35
	Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 144A	10,000	11
	First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	35,000	33
	Group 1 Automotive, Inc., 5.00%, 6/1/22 144A	15,000	15
	Guitar Center, Inc., 6.50%, 4/15/19 144A	13,000	13
	Guitar Center, Inc., 9.625%, 4/15/20 144A	50,000	48
	Hanesbrands, Inc., 6.375%, 12/15/20	60,000	65
	Levi Strauss & Co., 6.875%, 5/1/22	35,000	39
	Levi Strauss & Co., 7.625%, 5/15/20	30,000	32
	Limited Brands, Inc., 5.625%, 2/15/22	80,000	87
	Limited Brands, Inc., 8.50%, 6/15/19	15,000	18
	The Men’s Wearhouse, Inc., 7.00%, 7/1/22 144A	10,000	10
	Neiman Marcus Group LTD, Inc., 8.00%, 10/15/21 144A	20,000	22
	Prestige Brands, Inc., 5.375%, 12/15/21 144A	20,000	20
	Rent-A-Center, Inc., 4.75%, 5/1/21	10,000	9
	Rent-A-Center, Inc., 6.625%, 11/15/20	43,000	45
	Revlon Consumer Products Corp., 5.75%, 2/15/21	40,000	41
	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	40,000	43
	SC Johnson & Son, Inc., 4.00%, 5/15/43 144A	20,000	19
	SUPERVALU, Inc., 6.75%, 6/1/21	35,000	36
	SUPERVALU, Inc., 8.00%, 5/1/16	35,000	39

	Total		801

	Electric Utilities (0.2%)

	The AES Corp., 3.229%, 6/1/19	15,000	15
	The AES Corp., 5.50%, 3/15/24	35,000	36
	The AES Corp., 8.00%, 6/1/20	45,000	54
	Calpine Corp., 6.00%, 1/15/22 144A	15,000	16
	Calpine Corp., 7.50%, 2/15/21 144A	52,000	56
	Calpine Corp., 7.875%, 7/31/20 144A	56,000	61
	GenOn Americas Generation LLC, 8.50%, 10/1/21	60,000	62
	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/19 144A	20,000	20
	NRG Energy, Inc., 6.25%, 7/15/22 144A	45,000	48
	NRG Energy, Inc., 6.25%, 5/1/24 144A	40,000	42
	NRG Energy, Inc., 7.625%, 1/15/18	80,000	92
	NRG Energy, Inc., 8.25%, 9/1/20	5,000	5
	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	88
	Southern Star Central Corp., 5.125%, 7/15/22 144A	15,000	15

	Total		610

	Energy (1.2%)

	AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	15,000	16
	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	55,000	59
	Antero Resources Finance Corp., 5.375%, 11/1/21	45,000	47
	Athlon Holdings LP/Athlon Finance Corp., 6.00%, 5/1/22 144A	15,000	15
	Athlon Holdings LP/Athlon Finance Corp., 7.375%, 4/15/21 144A	15,000	16

The Accompanying Notes are an Integral Part of the Financial Statements.

178  Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (7.7%)	Shares/ $ Par	Value $ (000’s)

Energy continued

Atwood Oceanics, Inc., 6.50%, 2/1/20	15,000	16
Baytex Energy Corp., 5.125%, 6/1/21 144A	10,000	10
Baytex Energy Corp., 5.625%, 6/1/24 144A	15,000	15
Bill Barrett Corp., 7.00%, 10/15/22	25,000	26
Bill Barrett Corp., 7.625%, 10/1/19	45,000	48
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	10,000	11
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 4/15/22	20,000	22
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	20,000	22
Chesapeake Energy Corp., 6.125%, 2/15/21	75,000	84
Chesapeake Energy Corp., 6.875%, 11/15/20	55,000	64
Chesapeake Oilfield Operating LLC, 6.50%, 7/15/22 144A	10,000	10
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	40,000	43
Cimarex Energy Co., 5.875%, 5/1/22	55,000	61
Comstock Resources, Inc., 7.75%, 4/1/19	35,000	37
Comstock Resources, Inc., 9.50%, 6/15/20	55,000	63
Concho Resources, Inc., 5.50%, 4/1/23	35,000	38
Denbury Resources, Inc., 5.50%, 5/1/22	60,000	61
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21	40,000	43
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	35,000	40
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	15,000	17
EXCO Resources, Inc., 8.50%, 4/15/22	30,000	32
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21	25,000	25
Exterran Partners LP/EXLP Finance Corp., 6.00%, 10/1/22 144A	30,000	30
Forest Oil Corp., 7.25%, 6/15/19	45,000	45
Forum Energy Technologies, Inc., 6.25%, 10/1/21 144A	30,000	32
Halcon Resources Corp., 8.875%, 5/15/21	35,000	38
Halcon Resources Corp., 9.75%, 7/15/20	45,000	49
Hercules Offshore, Inc., 6.75%, 4/1/22 144A	25,000	24
Hercules Offshore, Inc., 7.50%, 10/1/21 144A	15,000	15
Hercules Offshore, Inc., 8.75%, 7/15/21 144A	30,000	32
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/1/24 144A	40,000	40
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	20,000	22
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	35,000	35
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	20,000	21
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/1/22 144A	10,000	11
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	20,000	21
Kodiak Oil & Gas Corp., 5.50%, 2/1/22	30,000	31
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	55,000	61
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21 144A	30,000	30
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21	25,000	25
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	65,000	68
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	90,000	95
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	43,000	46

	Below Investment Grade Segment (7.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued

	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	10,000	11
	Magnum Hunter Resources Corp., 9.75%, 5/15/20	70,000	77
	McDermott International, Inc., 8.00%, 5/1/21 144A	45,000	46
	MEG Energy Corp., 6.375%, 1/30/23 144A	45,000	48
	Memorial Resource Development Corp., 5.875%, 7/1/22 144A	15,000	15
	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, 6/1/21	80,000	88
	Northern Oil and Gas, Inc., 8.00%, 6/1/20	15,000	16
	Oasis Petroleum, Inc., 6.50%, 11/1/21	75,000	81
	Oasis Petroleum, Inc., 6.875%, 3/15/22 144A	35,000	38
	Offshore Group Investment, Ltd., 7.50%, 11/1/19	70,000	74
	Pacific Drilling SA, 5.375%, 6/1/20 144A	35,000	34
	Parker Drilling Co., 6.75%, 7/15/22 144A	15,000	16
	Petroleum Geo-Services ASA, 7.375%, 12/15/18 144A	40,000	43
	Pioneer Energy Services, Corp., 6.125%, 3/15/22 144A	5,000	5
	Precision Drilling Corp., 5.25%, 11/15/24 144A	20,000	20
	QEP Resources, Inc., 5.25%, 5/1/23	30,000	31
	QEP Resources, Inc., 6.875%, 3/1/21	30,000	34
	Range Resources Corp., 5.75%, 6/1/21	35,000	38
	Rosetta Resources, Inc., 5.875%, 6/1/24	20,000	21
	Rosetta Resources, Inc., 5.875%, 6/1/22	85,000	89
	Samson Investment Co., 10.75%, 2/15/20 144A	85,000	90
	Sanchez Energy Corp., 6.125%, 1/15/23 144A	10,000	10
	Sanchez Energy Corp., 7.75%, 6/15/21 144A	100,000	108
	SandRidge Energy, Inc., 7.50%, 3/15/21	65,000	70
	SandRidge Energy, Inc., 7.50%, 2/15/23	30,000	33
	SandRidge Energy, Inc., 8.125%, 10/15/22	35,000	38
	SM Energy Co., 6.50%, 11/15/21	20,000	22
	SM Energy Co., 6.50%, 1/1/23	20,000	22
	Swift Energy Co., 7.875%, 3/1/22	15,000	16
	Swift Energy Co., 8.875%, 1/15/20	25,000	27
	Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	40,000	42
	Unit Corp., 6.625%, 5/15/21	35,000	37
	Venoco, Inc., 8.875%, 2/15/19	25,000	24
	Whiting Petroleum Corp., 5.00%, 3/15/19	45,000	47
	Whiting Petroleum Corp., 5.75%, 3/15/21	25,000	27
	WPX Energy, Inc., 6.00%, 1/15/22	45,000	48

	Total		3,198

	Entertainment (0.1%)

	24 Hour Holdings III LLC, 8.00%, 6/1/22 144A	20,000	20
	Activision Blizzard, Inc., 5.625%, 9/15/21 144A	55,000	59
(c)	Carlson Travel Holdings, Inc., 7.50%, 8/15/19 144A	20,000	21
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 6/1/24 144A	15,000	15
	DreamWorks Animation SKG, Inc., 6.875%, 8/15/20 144A	40,000	43
	Live Nation Entertainment, Inc., 5.375%, 6/15/22 144A	10,000	10
	Regal Entertainment Group, 5.75%, 3/15/22	20,000	21

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  179

Asset Allocation Portfolio

Below Investment Grade Segment (7.7%)	Shares/ $ Par	Value $ (000’s)

Entertainment continued

WMG Acquisition Corp., 5.625%, 4/15/22 144A	5,000	5
WMG Acquisition Corp., 6.00%, 1/15/21 144A	9,000	9
WMG Acquisition Corp., 6.75%, 4/15/22 144A	30,000	30

Total		233

Finance (0.3%)

AerCap Aviation Solutions BV, 6.375%, 5/30/17	40,000	44
Aircastle, Ltd., 4.625%, 12/15/18	20,000	21
Aircastle, Ltd., 5.125%, 3/15/21	55,000	57
Aircastle, Ltd., 6.25%, 12/1/19	20,000	22
Aircastle, Ltd., 7.625%, 4/15/20	15,000	17
Aviation Capital Group Corp., 4.625%, 1/31/18 144A	25,000	26
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	13,280	14
CIT Group, Inc., 5.00%, 8/15/22	45,000	47
CIT Group, Inc., 5.375%, 5/15/20	45,000	48
CIT Group, Inc., 5.50%, 2/15/19 144A	30,000	33
FTI Consulting, Inc., 6.00%, 11/15/22	20,000	21
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	20,000	20
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20	55,000	59
International Lease Finance Corp., 7.125%, 9/1/18 144A	40,000	46
International Lease Finance Corp., 8.75%, 3/15/17	55,000	64
International Lease Finance Corp., 8.875%, 9/1/17	40,000	47
iStar Financial, Inc., 4.00%, 11/1/17	10,000	10
iStar Financial, Inc., 5.00%, 7/1/19	10,000	10
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 8/1/18	25,000	26
PHH Corp., 6.375%, 8/15/21	50,000	53
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 144A	35,000	35
SLM Corp., 4.875%, 6/17/19	45,000	46
SLM Corp., 5.50%, 1/15/19	35,000	37
SLM Corp., 8.00%, 3/25/20	35,000	40
SLM Corp., 8.45%, 6/15/18	25,000	30
Springleaf Finance Corp., 6.00%, 6/1/20	55,000	57

Total		930

Food & Beverage (0.2%)

ARAMARK Corp., 5.75%, 3/15/20	40,000	42
Cott Beverages, Inc., 5.375%, 7/1/22 144A	30,000	30
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	40,000	42
JBS Investments GmbH, 7.25%, 4/3/24 144A	45,000	47
JBS Investments GmbH, 7.75%, 10/28/20 144A	30,000	32
JBS USA LLC / JBS USA Finance, Inc., 5.875%, 7/15/24 144A	35,000	35
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	65,000	70
Land O’ Lakes, Inc., 6.00%, 11/15/22 144A	45,000	48
Post Holdings, Inc., 6.00%, 12/15/22 144A	20,000	20
Post Holdings, Inc., 6.75%, 12/1/21 144A	65,000	69
Post Holdings, Inc., 7.375%, 2/15/22 144A	10,000	11
Post Holdings, Inc., 7.375%, 2/15/22	5,000	5
Smithfield Foods, Inc., 6.625%, 8/15/22	40,000	44

Below Investment Grade Segment (7.7%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued

Sun Merger Sub, Inc., 5.25%, 8/1/18 144A	25,000	26
Sun Merger Sub, Inc., 5.875%, 8/1/21 144A	10,000	11
TreeHouse Foods, Inc., 4.875%, 3/15/22	20,000	21

Total		553

Gaming/Leisure/Lodging (0.1%)

Churchill Downs, Inc., 5.375%, 12/15/21 144A	10,000	10
Golden Nugget Escrow, Inc., 8.50%, 12/1/21 144A	20,000	21
MGM Resorts International, 6.625%, 12/15/21	35,000	39
MGM Resorts International, 6.75%, 10/1/20	30,000	34
MGM Resorts International, 7.75%, 3/15/22	30,000	35
MGM Resorts International, 8.625%, 2/1/19	50,000	60
NCL Corp., Ltd., 5.00%, 2/15/18	15,000	15
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21	15,000	15
Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22	20,000	21
Scientific Games International, Inc., 6.25%, 9/1/20	45,000	44
Scientific Games International, Inc., 6.625%, 5/15/21 144A	15,000	15
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	55,000	55
Wynn Macau, Ltd., 5.25%, 10/15/21 144A	40,000	41

Total		405

Healthcare (0.4%)

Acadia Healthcare Co., 5.125%, 7/1/22 144A	5,000	5
Catamaran Corp., 4.75%, 3/15/21	10,000	10
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	30,000	32
CHS/Community Health Systems, Inc., 6.875%, 2/1/22 144A	40,000	43
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	45,000	49
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	55,000	60
Envision Healthcare Corp., 5.125%, 7/1/22 144A	20,000	20
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	85,000	93
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	55,000	61
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	10,000	11
HCA Holdings, Inc., 6.25%, 2/15/21	45,000	48
HCA Holdings, Inc., 7.75%, 5/15/21	35,000	38
HCA, Inc., 5.875%, 3/15/22	25,000	27
HCA, Inc., 6.50%, 2/15/20	80,000	90
Hologic, Inc., 6.25%, 8/1/20	10,000	11
Kindred Healthcare, Inc., 6.375%, 4/15/22 144A	20,000	20
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	40,000	46
LifePoint Hospitals, Inc., 5.50%, 12/1/21 144A	45,000	47
Ortho-Clinical Diagnostics, Inc., 6.625%, 5/15/22 144A	45,000	45
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	55,000	60

The Accompanying Notes are an Integral Part of the Financial Statements.

180  Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (7.7%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued

Tenet Healthcare Corp., 4.375%, 10/1/21	40,000	40
Tenet Healthcare Corp., 4.50%, 4/1/21	30,000	30
Tenet Healthcare Corp., 5.00%, 3/1/19 144A	20,000	20
Tenet Healthcare Corp., 6.00%, 10/1/20	25,000	27
Tenet Healthcare Corp., 6.75%, 2/1/20	35,000	38
Tenet Healthcare Corp., 8.125%, 4/1/22	40,000	46
WellCare Health Plans, Inc., 5.75%, 11/15/20	20,000	21

Total		1,038

Insurance (0.0%)

Centene Corp., 4.75%, 5/15/22	20,000	20
Hockey Merger Sub 2, Inc., 7.875%, 10/1/21 144A	50,000	54

Total		74

Media (0.8%)

Cablevision Systems Corp., 7.75%, 4/15/18	45,000	51
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.25%, 2/15/22 144A	10,000	10
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	75,000	77
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	10,000	11
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	20,000	22
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 144A	40,000	40
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	55,000	58
CSC Holdings LLC, 6.75%, 11/15/21	85,000	94
CSC Holdings LLC, 7.625%, 7/15/18	40,000	46
CSC Holdings LLC, 7.875%, 2/15/18	22,000	25
CSC Holdings LLC, 8.625%, 2/15/19	25,000	30
DISH DBS Corp., 5.00%, 3/15/23	35,000	36
DISH DBS Corp., 5.125%, 5/1/20	55,000	58
DISH DBS Corp., 5.875%, 7/15/22	40,000	43
DISH DBS Corp., 6.75%, 6/1/21	80,000	91
DISH DBS Corp., 7.875%, 9/1/19	50,000	59
Gannett Co., 5.125%, 10/15/19 144A	25,000	26
Gannett Co., 5.125%, 7/15/20 144A	30,000	31
Gray Television, Inc., 7.50%, 10/1/20	20,000	22
Hughes Satellite Systems Corp., 6.50%, 6/15/19	40,000	45
Hughes Satellite Systems Corp., 7.625%, 6/15/21	25,000	29
IAC/InterActiveCorp., 4.875%, 11/30/18	20,000	21
Inmarsat Finance PLC, 4.875%, 5/15/22 144A	97,000	98
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	50,000	53
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	50,000	54
Intelsat Luxembourg SA, 7.75%, 6/1/21 144A	60,000	64
Lee Enterprises, Inc., 9.50%, 3/15/22 144A	30,000	32
LIN Television Corp., 6.375%, 1/15/21	30,000	32
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 4/15/21 144A	10,000	10
Netflix, Inc., 5.375%, 2/1/21	20,000	21
Nexstar Finance, Inc., 6.875%, 11/15/20	15,000	16
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 144A	40,000	40
Numericable Group SA, 4.875%, 5/15/19 144A	80,000	82

	Below Investment Grade Segment (7.7%)	Shares/ $ Par	Value $ (000’s)

	Media continued

	Numericable Group SA, 6.00%, 5/15/22 144A	40,000	42
	Numericable Group SA, 6.25%, 5/15/24 144A	20,000	21
	Outerwall, Inc., 5.875%, 6/15/21 144A	125,000	126
	Outerwall, Inc., 6.00%, 3/15/19	55,000	57
	R.R. Donnelley & Sons Co., 6.00%, 4/1/24	20,000	20
	R.R. Donnelley & Sons Co., 7.00%, 2/15/22	15,000	17
	R.R. Donnelley & Sons Co., 7.875%, 3/15/21	20,000	23
	Sinclair Television Group, Inc., 5.375%, 4/1/21	45,000	45
	Sinclair Television Group, Inc., 6.125%, 10/1/22	10,000	10
	Sinclair Television Group, Inc., 6.375%, 11/1/21	20,000	21
	Sirius XM Holdings, Inc., 4.25%, 5/15/20 144A	20,000	20
	Sirius XM Holdings, Inc., 4.625%, 5/15/23 144A	20,000	19
	Sirius XM Holdings, Inc., 5.75%, 8/1/21 144A	35,000	37
	Sirius XM Holdings, Inc., 5.875%, 10/1/20 144A	40,000	42
	Sirius XM Radio, Inc., 6.00%, 7/15/24 144A	40,000	42
	Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	35,000	36
	Time, Inc., 5.75%, 4/15/22 144A	30,000	30
	Univision Communications, Inc., 6.75%, 9/15/22 144A	31,000	34
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	55,000	60
	Videotron, Ltd., 5.00%, 7/15/22	55,000	57
	Virgin Media Secured Finance PLC, 5.375%, 4/15/21 144A	45,000	47
	VTR Finance BV, 6.875%, 1/15/24 144A	20,000	21

	Total		2,254

	Metals & Mining (0.4%)

	AK Steel Corp., 7.625%, 5/15/20	20,000	21
	AK Steel Corp., 8.75%, 12/1/18	45,000	50
	Aleris International, Inc., 7.625%, 2/15/18	35,000	36
	Aleris International, Inc., 7.875%, 11/1/20	30,000	31
	Alpha Natural Resources, Inc., 6.00%, 6/1/19	65,000	47
	Alpha Natural Resources,Inc., 7.50%, 8/1/20 144A	25,000	24
	ArcelorMittal, 5.75%, 8/5/20	40,000	43
	ArcelorMittal, 6.00%, 3/1/21	35,000	38
	ArcelorMittal, 6.125%, 6/1/18	95,000	104
	ArcelorMittal, 6.75%, 2/25/22	55,000	62
	CONSOL Energy, Inc., 5.875%, 4/15/22 144A	20,000	21
	Constellium NV, 5.75%, 5/15/24 144A	10,000	11
	First Quantum Minerals, Ltd., 7.00%, 2/15/21 144A	24,000	25
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	35,000	36
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22 144A	60,000	64
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	55,000	60
	GrafTech International, Ltd., 6.375%, 11/15/20	15,000	15
	HudBay Minerals, Inc., 9.50%, 10/1/20	20,000	22
	KGHM International, Ltd., 7.75%, 6/15/19 144A	40,000	43
	Molycorp, Inc., 10.00%, 6/1/20	40,000	37
	New Gold, Inc., 6.25%, 11/15/22 144A	30,000	31
(c)	Patriot Coal Corp., 15.00%, 12/15/23	5,202	8
	Peabody Energy Corp., 6.00%, 11/15/18	50,000	52

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  181

Asset Allocation Portfolio

	Below Investment Grade Segment (7.7%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued

	Peabody Energy Corp., 6.25%, 11/15/21	65,000	65
	Peabody Energy Corp., 6.50%, 9/15/20	45,000	45
	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 144A	15,000	16
	Steel Dynamics, Inc., 6.125%, 8/15/19	20,000	22
	Steel Dynamics, Inc., 6.375%, 8/15/22	20,000	22
	United States Steel Corp., 7.375%, 4/1/20	30,000	33

	Total		1,084

	Oil & Gas (0.1%)

	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 4/15/21 144A	20,000	20
	CITGO Petroleum Corp., 11.50%, 7/1/17 144A	40,000	43
	Global Partners LP / GLP Finance Corp., 6.25%, 7/15/22 144A	10,000	10
	Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20	20,000	22
	PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	35,000	38
	Tesoro Corp., 5.375%, 10/1/22	20,000	21
	Ultra Petroleum Corp., 5.75%, 12/15/18 144A	20,000	21
	Western Refining, Inc., 6.25%, 4/1/21	23,000	24

	Total		199

	Other Holdings (–%)

(d)	General Motors Co. Escrow, 7.20%, 1/15/15	30,000	—
(d)	General Motors Co. Escrow, 8.375%, 7/15/33	260,000	—

	Total		—

	Pharmaceuticals (0.2%)

	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	50,000	56
(c)	Capsugel SA, 7.00%, 5/15/19 144A	15,000	15
	Endo Finance LLC, 5.75%, 1/15/22 144A	45,000	46
	Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 144A	50,000	50
	Endo Finance LLC & Endo Finco, Inc., 7.00%, 7/15/19 144A	15,000	16
	Endo Finance LLC & Endo Finco, Inc., 7.25%, 1/15/22 144A	30,000	32
	Forest Laboratories, Inc., 4.375%, 2/1/19 144A	45,000	49
	Forest Laboratories, Inc., 5.00%, 12/15/21 144A	55,000	60
	Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22 144A	15,000	16
	JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 144A	15,000	15
	Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21 144A	15,000	16
	Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	20,000	21
	Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20 144A	20,000	21
	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18 144A	52,000	56

	Total		469

	Pipelines (0.5%)

	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	15,000	16

Below Investment Grade Segment (7.7%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued

Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	30,000	33
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20	35,000	37
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 12/15/20	20,000	21
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 3/1/22 144A	15,000	16
El Paso LLC, 7.00%, 6/15/17	25,000	28
El Paso LLC, 7.25%, 6/1/18	70,000	80
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	20,000	19
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	175,000	191
Energy Transfer Equity LP, 7.50%, 10/15/20	85,000	98
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21	35,000	36
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	35,000	38
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	60,000	65
Kinder Morgan, Inc., 5.00%, 2/15/21 144A	25,000	26
Kinder Morgan, Inc., 5.625%, 11/15/23 144A	20,000	21
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	32,000	35
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	20,000	22
NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21 144A	35,000	37
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.50%, 5/15/21	15,000	16
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	39,000	44
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/1/23	25,000	25
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	45,000	48
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/1/22	35,000	38
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	55,000	58
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	40,000	42
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22 144A	75,000	82
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	18,000	20
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	20,000	21
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	20,000	21
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	30,000	32

Total		1,266

Real Estate Investment Trusts (0.0%)

MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	40,000	43
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	40,000	44
PennyMac Corp., 5.375%, 5/1/20 144A	45,000	45

The Accompanying Notes are an Integral Part of the Financial Statements.

182  Asset Allocation Portfolio

Asset Allocation Portfolio

	Below Investment Grade Segment (7.7%)	Shares/ $ Par	Value $ (000’s)

	Real Estate Investment Trusts continued

	Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/1/21	10,000	10

	Total		142

	Services (0.1%)

	The ADT Corp., 4.125%, 4/15/19	15,000	15
	The ADT Corp., 6.25%, 10/15/21	55,000	58
	APX Group, 8.75%, 12/1/20	20,000	20
	Clean Harbors, Inc., 5.125%, 6/1/21	15,000	15
	Clean Harbors, Inc., 5.25%, 8/1/20	30,000	31
	The Geo Group, Inc., 5.875%, 1/15/22	25,000	26
	The Geo Group, Inc., 6.625%, 2/15/21	35,000	38
	Hearthside Group Holdings LLC/Hearthside Finance Co., 6.50%, 5/1/22 144A	5,000	5
	Mobile Mini, Inc., 7.875%, 12/1/20	50,000	55
	Quad Graphics, Inc., 7.00%, 5/1/22 144A	40,000	40
	QVC, Inc., 5.125%, 7/2/22	15,000	16
	Realogy Group LLC/Realogy Co.-Issuer Corp., 4.50%, 4/15/19 144A	15,000	15
	Service Corp. International, 4.50%, 11/15/20	15,000	15
	Service Corp. International, 8.00%, 11/15/21	15,000	18
	West Corp., 5.375%, 7/15/22 144A	50,000	49

	Total		416

	Technology (0.5%)

	ACI Worldwide, Inc., 6.375%, 8/15/20 144A	15,000	16
	Advanced Micro Devices, Inc., 6.75%, 3/1/19 144A	25,000	27
	Advanced Micro Devices, Inc., 7.00%, 7/1/24 144A	20,000	20
	Alcatel-Lucent USA, Inc., 4.625%, 7/1/17 144A	20,000	21
	Alcatel-Lucent USA, Inc., 6.75%, 11/15/20 144A	25,000	27
	Amkor Technology, Inc., 6.375%, 10/1/22	25,000	27
	Amkor Technology, Inc., 6.625%, 6/1/21	25,000	27
	Audatex North America, Inc., 6.00%, 6/15/21 144A	75,000	80
	Audatex North America, Inc., 6.125%, 11/1/23 144A	20,000	21
	BCP Singapore VI Cayman Financing Co., 8.00%, 4/15/21 144A	35,000	36
	BMC Software Finance, Inc., 8.125%, 7/15/21 144A	15,000	15
	Boxer Parent Co., 9.00%, 10/15/19 144A	45,000	44
	CommScope, Inc., 5.00%, 6/15/21 144A	15,000	15
	CommScope, Inc., 5.50%, 6/15/24 144A	50,000	51
	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 144A	69,000	73
	Equinix, Inc., 7.00%, 7/15/21	25,000	28
	First Data Corp., 6.75%, 11/1/20 144A	70,000	76
	First Data Corp., 7.375%, 6/15/19 144A	50,000	54
	First Data Corp., 8.25%, 1/15/21 144A	25,000	27
	First Data Corp., 11.25%, 1/15/21	50,000	58
	First Data Corp., 11.75%, 8/15/21	85,000	101
	Freescale Semiconductor, Inc., 5.00%, 5/15/21 144A	70,000	72
	Freescale Semiconductor, Inc., 6.00%, 1/15/22 144A	20,000	21
	iGATE Corp., 4.75%, 4/15/19 144A	15,000	15
(c)	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125%, 5/1/21 144A	10,000	10
	Iron Mountain, Inc., 7.75%, 10/1/19	45,000	49
	JDS Uniphase Corp., 0.625%, 8/15/33 144A	40,000	40

Below Investment Grade Segment (7.7%)	Shares/ $ Par	Value $ (000’s)

Technology continued

Micron Technology, Inc., 5.875%, 2/15/22 144A	65,000	70
NCR Corp., 4.625%, 2/15/21	55,000	55
NCR Corp., 5.00%, 7/15/22	10,000	10
NCR Corp., 5.875%, 12/15/21 144A	50,000	53
NCR Corp., 6.375%, 12/15/23 144A	15,000	16
SunGard Data Systems, Inc., 7.625%, 11/15/20	65,000	71

Total		1,326

Telecommunications (0.8%)

CenturyLink, Inc., 5.15%, 6/15/17	70,000	76
CenturyLink, Inc., 5.625%, 4/1/20	60,000	63
CenturyLink, Inc., 6.45%, 6/15/21	150,000	163
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	35,000	41
Columbus International, Inc., 7.375%, 3/30/21 144A	15,000	16
Digicel Group, Ltd., 7.125%, 4/1/22 144A	15,000	16
Digicel Group, Ltd., 8.25%, 9/30/20 144A	40,000	44
Digicel, Ltd., 6.00%, 4/15/21 144A	40,000	41
Frontier Communications Corp., 8.125%, 10/1/18	30,000	35
Frontier Communications Corp., 8.50%, 4/15/20	55,000	65
Frontier Communications Corp., 8.75%, 4/15/22	30,000	35
Frontier Communications Corp., 9.25%, 7/1/21	30,000	36
GCI, Inc., 8.625%, 11/15/19	70,000	74
MetroPCS Wireless, Inc., 6.625%, 11/15/20	30,000	32
SBA Communications Corp., 4.875%, 7/15/22 144A	30,000	30
SBA Communications Corp., 5.625%, 10/1/19	35,000	37
SBA Telecommunications, Inc., 5.75%, 7/15/20	30,000	32
SBA Telecommunications, Inc., 8.25%, 8/15/19	23,000	24
SoftBank Corp., 4.50%, 4/15/20 144A	45,000	46
Sprint Capital Corp., 6.90%, 5/1/19	35,000	39
Sprint Communications, Inc., 6.00%, 11/15/22	90,000	92
Sprint Communications, Inc., 7.00%, 8/15/20	30,000	33
Sprint Communications, Inc., 9.00%, 11/15/18 144A	70,000	85
Sprint Communications, Inc., 9.125%, 3/1/17	35,000	41
Sprint Communications, Inc., 11.50%, 11/15/21	50,000	67
Sprint Corp., 7.125%, 6/15/24 144A	20,000	21
Sprint Corp., 7.25%, 9/15/21 144A	85,000	94
Sprint Corp., 7.875%, 9/15/23 144A	65,000	72
Telecom Italia Capital SA, 7.175%, 6/18/19	35,000	40
T-Mobile USA, Inc., 6.125%, 1/15/22	40,000	42
T-Mobile USA, Inc., 6.25%, 4/1/21	90,000	96
T-Mobile USA, Inc., 6.542%, 4/28/20	55,000	59
T-Mobile USA, Inc., 6.633%, 4/28/21	40,000	43
T-Mobile USA, Inc., 6.731%, 4/28/22	15,000	16
T-Mobile USA, Inc., 6.836%, 4/28/23	5,000	5
tw telecom holdings, Inc., 5.375%, 10/1/22	25,000	27
Wind Acquisition Finance SA, 4.75%, 7/15/20 144A	60,000	60
Wind Acquisition Finance SA, 6.50%, 4/30/20 144A	55,000	60

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  183

Asset Allocation Portfolio

	Below Investment Grade Segment (7.7%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued

	Wind Acquisition Finance SA, 7.375%, 4/23/21 144A	70,000	75
	Windstream Corp., 6.375%, 8/1/23	35,000	35
	Windstream Corp., 7.75%, 10/15/20	25,000	27
	Windstream Corp., 7.75%, 10/1/21	40,000	44
	Windstream Corp., 7.875%, 11/1/17	50,000	58

	Total		2,137

	Transportation (0.1%)

	Air Canada, 7.75%, 4/15/21 144A	10,000	11
	Allegiant Travel Co., 5.50%, 7/15/19	10,000	10
	The Hertz Corp., 4.25%, 4/1/18	10,000	10
	The Hertz Corp., 5.875%, 10/15/20	15,000	16
	Stena AB, 7.00%, 2/1/24 144A	40,000	42
	United Continental Holdings, Inc., 6.00%, 12/1/20	65,000	68

	Total		157

	Total Below Investment Grade Segment (Cost: $19,751)		20,891

	Investment Companies (64.0%)

	Domestic Equity (47.5%)

	iShares iBoxx $ High Yield Corporate Bond Fund	9,762	929
	iShares Russell 2000 ETF	14,785	1,757
	iShares Russell Midcap ETF	10,303	1,675
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	7,295,212	10,199
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	5,406,108	9,877
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	3,667,073	9,930
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	6,822,719	20,939
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	10,092,600	11,354
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	6,134,956	11,209
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	8,680,738	10,018
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	3,276,076	13,189
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	7,646,688	14,085
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	2,291,800	6,227
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	2,340,726	5,913

	Investment Companies (64.0%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity continued

	SPDR S&P MidCap 400 ETF Trust	5,774	1,504

	Total		128,805

	Foreign Equity (16.5%)

	iShares MSCI EAFE ETF	51,380	3,513
	iShares MSCI Emerging Markets ETF	15,000	648
	iShares MSCI Japan Index Fund	130,000	1,565
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	1,682,137	1,753
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	5,089,075	11,135
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	24,437,395	24,853
	Vanguard FTSE Developed Markets ETF	28,070	1,195

	Total		44,662

	Total Investment Companies (Cost: $143,826)		173,467

	Short-Term Investments (5.9%)

	Commercial Paper (5.9%)

(b)	American Electric Power, 0.21%, 7/8/14 144A	3,000,000	3,000
(b)	Cox Enterprises, Inc., 0.20%, 7/1/14 144A	3,000,000	3,000
(b)	Duke Energy Corp., 0.18%, 7/3/14 144A	3,000,000	3,000
(b)	Edison International, 0.23%, 7/10/14	3,000,000	3,000
(b)	Federal Home Loan Bank Disc Corp., 0.06%, 9/26/14	1,000,000	999
(b)	Liberty Street Funding LLC, 0.15%, 8/1/14	3,000,000	3,000

	Total		15,999

	Total Short-Term Investments (Cost: $15,999)		15,999

	Total Investments (100.3%) (Cost: $239,126)(a)		271,871

	Other Assets, Less Liabilities (-0.3%)		(940)

	Net Assets (100.0%)		270,931

The Accompanying Notes are an Integral Part of the Financial Statements.

184  Asset Allocation Portfolio

Asset Allocation Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014 the value of these securities (in thousands) was $19,443 representing 7.2% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

PSF — Permanent School Fund

(a)	At June 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $239,126 and the net unrealized appreciation of investments based on that cost was $32,745 which is comprised of $32,921 aggregate gross unrealized appreciation and $176 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2014, $7,796)	80	9/14	$13
US Five Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2014, $5,988)	50	9/14	15
US Two Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2014, $4,834)	22	9/14	3

(c)	PIK - Payment In Kind
(d)	Defaulted Security
(q)	Affiliated Company

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2014. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks and warrants
Materials	$25	$—	$—
Metals & Mining	—	—	7
Preferred Stocks	320	—	—
US Government & Agency Bonds	—	18,582	—
Municipal Bonds	—	1,352	—
Corporate Bonds	—	38,393	27
Structured Products	—	23,270	429
Investment Companies	173,467	—	—
Short-Term Investments	—	15,999	—
Other Financial Instruments^
Futures	31	—	—

Total	$173,843	$97,596	$463

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

During the period ended June 30, 2014, there were transfers from Level 2 to Level 3 in the amount of $26 thousand. The transfers were the result of a reduction in the quantity of observable inputs for a security that is priced by a third party vendor utilizing a broker quote. Previously the third party provided evaluated prices based on inputs that were more observable. There were also transfers from a Level 3 to a Level 2 in the amount of $154 thousand. The transfers were the result of an increase in the quantity of observable inputs for a security that was previously priced by a third party utilizing a broker quote. There were also transfers from Level 2 to Level 1 in the amount of $91 thousand. These transfers were the result of a security now being priced using an unadjusted quoted price from an active market. Previously the security was being priced using observable inputs.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  185

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2014 (unaudited)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio
Assets
Unaffiliated Investments, at Value (1)	$849,322	$652,351	$562,399	$162,765	$2,270,912
Affiliated Investments, at Value (2)	—	—	—	—	—
Investments in Repurchase Agreements, at Value (3)	—	—	—	—	—
Cash & Cash Equivalents	9,942	257	975	—	—
Foreign Currency, at Value (4)	—	—	—	—	—
Cash Collateral for Derivative Positions	—	—	—	—	—
Receivable for Portfolio Shares Sold	—	—	—	—	—
Receivable for Investment Securities Sold	28,144	10,620	—	—	—
Receivable for Treasury Roll Transactions	—	—	—	—	—
Futures Variation Margin	—	—	—	—	7
Outstanding Options Written, at Value (6)	—	—	—	—	—
Outstanding Swap Contracts, at Value (8)	—	—	—	—	—
Receivable for Foreign Currency	—	—	—	—	—
Prepaid Expenses and Other Assets	11	10	11	9	28
Dividends and Interest Receivable	942	359	1,010	158	2,874

Total Assets	888,361	663,597	564,395	162,932	2,273,821

Liabilities
Payable for Portfolio Shares Redeemed	—	—	—	—	—
Payable for Investment Securities Purchased	21,755	8,377	—	229	476
Payable for Treasury Roll Transactions	—	—	—	—	—
Futures Variation Margin	—	—	—	—	—
Outstanding Options Written, at Value (6)	—	—	—	—	—
Securities Sold Short, at Value (7)	—	—	—	—	—
Outstanding Swap Contracts, at Value (9)	—	—	—	—	—
Payable for Foreign Currency	—	—	—	—	—
Collateral from Counterparty	—	—	—	—	—
Collateral for Securities on Loan (5)	—	—	—	—	—
Investment Advisory Fees	289	339	201	104	384
Compliance Fees Payable	5	4	4	3	7
Deferred Income for Treasury Roll Transactions	—	—	—	—	—
Accrued Expenses	64	68	50	24	156

Total Liabilities	22,113	8,788	255	360	1,023

Net Assets	$866,248	$654,809	$564,140	$162,572	$2,272,798

Represented By:
Aggregate Paid in Capital (10) (11)	$551,395	$428,746	$381,921	$124,052	$1,168,648

Undistributed Net Investment Income (Loss)	8,666	99	14,138	868	56,185

Undistributed Accumulated Net Realized Gain (Loss)	130,113	116,250	49,479	10,205	45,237

Net Unrealized Appreciation (Depreciation)	176,074	109,714	118,602	27,447	1,002,728

Net Assets for Shares Outstanding (10) (11)	$866,248	$654,809	$564,140	$162,572	$2,272,798

Net Asset Value, Offering and Redemption Price per Share	$3.07	$2.71	$1.83	$1.12	$3.86

(1) Unaffiliated Investments, at Cost	$673,247	$542,638	$443,796	$135,318	$1,268,261
(2) Affiliated Investments, at Cost	—	—	—	—	—
(3) Investments in Repurchase Agreements, at Cost	—	—	—	—	—
(4) Foreign Currency, at Cost	—	—	—	—	—
(5) Securities on Loan	—	—	—	—	—
(6) Premiums Received on Options Written	—	—	—	—	—
(7) Proceeds Received from Short Sales	—	—	—	—	—
(8) Premiums Paid on Swap Contracts	—	—	—	—	—
(9) Premiums Received from Swap Contracts	—	—	—	—	—
(10) Shares Outstanding	282,215	241,767	308,701	144,524	588,646
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

186  Statements of Assets and Liabilities

Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$183,422	$602,526	$747,015	$1,027,860	$650,766	$393,906	$525,593	$96,424	$592,976
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	237	37,376	—	—	4,001	—	169
11	—	—	—	—	61	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
10,803	—	2,018	3,108	16,950	1,851	1,002	2,069	5,997
—	—	—	—	—	—	—	—	—
—	—	—	—	99	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
24	—	—	—	—	138	—	—	—
8	10	12	14	20	9	10	20	10
242	1,068	1,080	409	668	925	183	103	746

194,510	603,604	750,362	1,068,767	668,503	396,890	530,789	98,616	599,898

—	—	—	—	—	—	—	—	—
12,073	265	2,761	—	11,060	2,486	722	856	4,718
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
60	—	—	—	—	420	—	—	—
—	—	—	—	—	—	—	260	—
—	—	—	—	—	—	—	—	—
102	274	398	442	131	242	238	27	417
3	4	4	5	4	4	4	4	4
—	—	—	—	—	—	—	—	—
27	51	64	89	72	57	77	35	92

12,265	594	3,227	536	11,267	3,209	1,041	1,182	5,231

$182,245	$603,010	$747,135	$1,068,231	$657,236	$393,681	$529,748	$97,434	$594,667

$134,210	$458,206	$533,111	$711,566	$378,931	$286,282	$373,523	$62,496	$333,966

1,425	15,780	16,924	6,349	9,990	6,959	409	272	4,011

16,804	(21,789)	34,069	241,098	51,334	51,675	65,695	14,369	30,347

29,806	150,813	163,031	109,218	216,981	48,765	90,121	20,297	226,343

$182,245	$603,010	$747,135	$1,068,231	$657,236	$393,681	$529,748	$97,434	$594,667

$1.15	$1.40	$1.83	$4.03	$2.04	$1.84	$2.72	$1.37	$2.53

$153,581	$451,713	$583,984	$918,642	$433,942	$344,861	$435,472	$76,127	$366,633
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
157,908	431,430	409,010	265,360	322,131	213,669	194,992	71,024	235,409
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities   187

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2014 (unaudited)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Money Market Portfolio
Assets
Unaffiliated Investments, at Value (1)	$451,412	$453,681	$1,738,362	$411,868	$449,237
Affiliated Investments, at Value (2)	—	—	—	—	—
Investments in Repurchase Agreements, at Value (3)	—	—	—	—	—
Cash & Cash Equivalents	73	7,546	51,304	6,678	—
Foreign Currency, at Value (4)	202	540	1,019	839	—
Cash Collateral for Derivative Positions	—	—	—	—	—
Receivable for Portfolio Shares Sold	391	517	1,108	621	—
Receivable for Investment Securities Sold	4,602	762	61,395	4,026	30,394
Receivable for Treasury Roll Transactions	—	—	—	—	—
Futures Variation Margin	—	—	—	—	—
Outstanding Options Written, at Value (6)	—	—	—	—	—
Outstanding Swap Contracts, at Value (8)	—	—	—	—	—
Receivable for Foreign Currency	—	2	138	272	—
Prepaid Expenses and Other Assets	10	9	19	9	11
Dividends and Interest Receivable	1,351	2,149	7,274	916	206

Total Assets	458,041	465,206	1,860,619	425,229	479,848

Liabilities
Payable for Portfolio Shares Redeemed	127	88	763	100	—
Payable for Investment Securities Purchased	—	2,807	41,476	3,757	30,314
Payable for Treasury Roll Transactions	—	—	—	—	—
Futures Variation Margin	—	—	—	—	—
Outstanding Options Written, at Value (6)	—	—	—	—	—
Securities Sold Short, at Value (7)	—	—	—	—	—
Outstanding Swap Contracts, at Value (9)	—	—	—	—	—
Payable for Foreign Currency	26	—	—	—	—
Collateral from Counterparty	—	—	—	—	—
Collateral for Securities on Loan (5)	—	—	—	—	—
Investment Advisory Fees	240	316	907	391	—
Compliance Fees Payable	2	4	7	4	4
Deferred Income for Treasury Roll Transactions	—	—	—	—	—
Accrued Expenses	534	115	257	550	42

Total Liabilities	929	3,330	43,410	4,802	30,360

Net Assets	$457,112	$461,876	$1,817,209	$420,427	$449,488

Represented By:
Aggregate Paid in Capital (10) (11)	$403,552	$376,829	$1,264,545	$393,418	$449,074

Undistributed Net Investment Income (Loss)	11,767	15,483	72,873	4,631	415

Undistributed Accumulated Net Realized Gain (Loss)	(17,489)	6,846	173,752	(12,263)	(1)

Net Unrealized Appreciation (Depreciation)	59,282	62,718	306,039	34,641	–

Net Assets for Shares Outstanding (10) (11)	$457,112	$461,876	$1,817,209	$420,427	$449,488

Net Asset Value, Offering and Redemption Price per Share	$1.49	$1.02	$2.19	$1.04	$1.00

(1) Unaffiliated Investments, at Cost	$391,731	$390,976	$1,432,372	$376,833	$449,237
(2) Affiliated Investments, at Cost	—	—	—	—	—
(3) Investments in Repurchase Agreements, at Cost	—	—	—	—	—
(4) Foreign Currency, at Cost	202	539	1,019	839	—
(5) Securities on Loan	—	—	—	—	—
(6) Premiums Received on Options Written	—	—	—	—	—
(7) Proceeds Received from Short Sales	—	—	—	—	—
(8) Premiums Paid on Swap Contracts	—	—	—	—	—
(9) Premiums Received from Swap Contracts	—	—	—	—	—
(10) Shares Outstanding	306,480	454,234	830,552	403,477	449,489
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	3,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

188  Statements of Assets and Liabilities

Short-Term Bond Portfolio	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$223,564	$1,969,427	$104,182	$279,480	$560,264	$516,383	$1,378,456	$111,190
—	—	—	—	—	—	1,114,289	160,681
—	—	26,300	—	—	—	—	—
—	6,527	13,629	—	1,417	5,375	523	11
—	—	—	—	—	1,206	—	—
—	—	—	130	—	6,214	—	—
—	—	—	—	—	—	—	—
27,902	25,117	26,275	6,161	6,700	1,500	88,917	8,743
—	—	82	—	—	—	—	—
3	—	8	—	—	107	9	2
—	—	—	—	—	—	—	—
—	—	—	1,015	—	1,368	—	—
—	—	—	1	—	1,035	—	—
8	20	7	84	10	12	25	8
1,373	8,847	662	1,374	7,592	7,812	7,577	741

252,850	2,009,938	171,145	288,245	575,983	541,012	2,589,796	281,376

—	—	—	—	—	—	—	—
32,010	144,849	27,331	6,560	11,318	11,093	122,716	10,349
—	—	46,841	—	—	—	—	—
21	73	—	43	—	—	68	4
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	2,278	—	875	—	—
—	—	—	674	—	2,119	—	—
—	—	540	—	—	750	—	—
—	55,153	—	—	—	—	55,696	—
63	458	45	120	204	317	594	45
4	6	3	4	4	4	7	4
—	—	78	—	—	—	—	—
38	116	36	61	94	115	91	43

32,136	200,655	74,874	9,740	11,620	15,273	179,172	10,445

$220,714	$1,809,283	$96,271	$278,505	$564,363	$525,739	$2,410,624	$270,931

$218,473	$1,738,207	$99,568	$270,296	$516,027	$480,072	$1,920,810	$207,839

2,025	54,653	3,461	4,707	42,522	21,419	69,802	6,937

(1,065)	(32,994)	(4,888)	973	(23,815)	2,530	178,411	23,378

1,281	49,417	(1,870)	2,529	29,629	21,718	241,601	32,777

$220,714	$1,809,283	$96,271	$278,505	$564,363	$525,739	$2,410,624	$270,931

$1.04	$1.27	$1.03	$1.14	$0.79	$1.15	$1.63	$1.33

$222,312	$1,920,115	$106,078	$275,180	$530,635	$495,768	$1,329,420	$106,543
—	—	—	—	—	—	921,820	132,583
—	—	26,300	—	—	—	—	—
—	—	—	—	—	1,198	—	—
—	54,048	—	—	—	—	54,551	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	916	—	—
—	—	—	—	—	1,481	—	—
213,130	1,422,879	93,018	244,043	717,865	458,298	1,478,511	203,124
2,000,000	3,000,000	2,000,000	2,000,000	3,000,000	2,000,000	4,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities  189

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2014 (unaudited)

(Amounts in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio	Large Company Value Portfolio
Investment Income
Income
Interest	$—	$5	$—	$—	$17	$—
Unaffiliated Dividends (1)	5,158	1,963	7,093	1,435	22,094	2,028

Total Income	5,158	1,968	7,093	1,435	22,111	2,028

Expenses
Investment Advisory Fees	1,756	2,322	1,139	582	2,158	595
Custodian Fees	4	18	1	3	16	9
Shareholder Reporting Fees	26	26	20	5	48	6
Audit Fees	12	11	11	11	12	11
Valuation Services	—	2	—	—	2	1
Compliance Fees	9	9	9	7	14	7
Directors Fees	15	14	13	11	22	11
Professional Fees	4	4	4	5	6	5
Trade Name Fees	—	—	—	—	54	—
Other Expenses	6	4	4	2	15	2

Total Expenses	1,832	2,410	1,201	626	2,347	647

Less Waived Fees:
Paid by Affiliate	(86)	(409)	(9)	—	—	(27)
Paid Indirectly	—	(1)	—	—	—	—

Net Expenses	1,746	2,000	1,192	626	2,347	620

Net Investment Income (Loss)	3,412	(32)	5,901	809	19,764	1,408
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	48,552	48,545	442	4,584	22,825	9,481
Affiliated Investment Securities	—	—	—	—	—	—
Futures Contracts	—	—	—	—	2,375	—
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	(22)	—	—	—	(8)

Net Realized Gain (Loss) on Investments	48,552	48,523	442	4,584	25,200	9,473

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(15,815)	(42,633)	32,767	7,146	105,499	2,622
Futures Contracts	—	—	—	—	(630)	—
Options Written	—	—	—	—	—	—
Short Sales	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	(24)

Net Change in Unrealized Appreciation (Depreciation) of Investments	(15,815)	(42,633)	32,767	7,146	104,869	2,598

Net Gain (Loss) on Investments	32,737	5,890	33,209	11,730	130,069	12,071

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,149	$5,858	$39,110	$12,539	$149,833	$13,479

(1) Net of Foreign Dividend Tax	$—	$33	$546	$155	$2	$9

The Accompanying Notes are an Integral Part of the Financial Statements.

190  Statements of Operations

Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$—	$15	$—	$10	$1	$—	$4	$4
7,147	9,667	4,987	4,500	4,296	1,867	560	4,240

7,147	9,682	4,987	4,510	4,297	1,867	564	4,244

1,534	2,197	2,716	781	1,522	1,383	116	2,413
3	13	6	14	22	5	24	7
19	24	37	24	20	32	7	40
11	11	12	11	11	12	10	12
—	2	—	1	3	—	2	—
9	9	10	9	8	8	7	9
13	14	16	14	12	13	11	13
4	4	5	4	4	5	5	4
—	—	—	28	—	—	7	—
4	4	8	4	2	4	1	4

1,597	2,278	2,810	890	1,604	1,462	190	2,502

—	—	(136)	(32)	(202)	(4)	(27)	(18)
—	—	—	—	—	—	—	—

1,597	2,278	2,674	858	1,402	1,458	163	2,484

5,550	7,404	2,313	3,652	2,895	409	401	1,760

10,024	13,143	35,091	22,657	21,502	8,493	12,688	17,221
—	—	—	—	—	—	—	—
—	—	—	1,059	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	284	—
—	3	—	—	75	—	—	—

10,024	13,146	35,091	23,716	21,577	8,493	12,972	17,221

32,150	22,164	(10,821)	18,156	11,743	14,497	(10,714)	(1,441)
—	—	—	(155)	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	(2)	—	—	(193)	—	—	—

32,150	22,162	(10,821)	18,001	11,550	14,497	(10,714)	(1,441)

42,174	35,308	24,270	41,717	33,127	22,990	2,258	15,780

$47,724	$42,712	$26,583	$45,369	$36,022	$23,399	$2,659	$17,540

$—	$103	$—	$—	$41	$—	$—	$1

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations  191

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2014 (unaudited)

(Amounts in thousands)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Money Market Portfolio	Short-Term Bond Portfolio
Investment Income
Income
Interest	$2	$3	$9	$3	$316	$1,162
Unaffiliated Dividends (1)	7,953	11,035	45,744	4,615	—	—

Total Income	7,955	11,038	45,753	4,618	316	1,162

Expenses
Investment Advisory Fees	1,341	1,745	5,788	2,080	693	352
Custodian Fees	153	210	475	372	7	11
Shareholder Reporting Fees	29	15	68	23	15	10
Audit Fees	12	12	13	12	11	13
Valuation Services	—	—	—	—	1	13
Compliance Fees	9	8	11	8	9	7
Directors Fees	12	12	19	12	13	11
Professional Fees	13	14	13	20	3	4
Interest Expense	—	—	—	—	—	—
Other Expenses	3	3	13	2	4	2

Total Expenses	1,572	2,019	6,400	2,529	756	423

Less Waived Fees:
Paid by Affiliate	—	—	(616)	—	(693)	—
Paid Indirectly	—	—	—	—	—	—

Net Expenses	1,572	2,019	5,784	2,529	63	423

Net Investment Income (Loss)	6,383	9,019	39,969	2,089	253	739
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	10,909	8,814	56,722	(10,238)	3	247
Affiliated Investment Securities	—	—	—	—	—	—
Futures Contracts	—	—	—	—	—	(352)
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	(2)	33	(355)	(23)	—	—

Net Realized Gain (Loss) on Investments	10,907	8,847	56,367	(10,261)	3	(105)

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	2,596	(4,136)	(47,923)	28,637	—	822
Futures Contracts	—	—	—	—	—	(326)
Options Written	—	—	—	—	—	—
Short Sales	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	2	77	6	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	2,596	(4,134)	(47,846)	28,643	—	496

Net Gain (Loss) on Investments	13,503	4,713	8,521	18,382	3	391

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,886	$13,732	$48,490	$20,471	$256	$1,130

(1) Net of Foreign Dividend Tax	$171	$395	$1,016	$137	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

192  Statements of Operations

Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$21,412	$1,679	$3,828	$15,520	$11,919	$17,923	$1,456
—	—	—	453	(34)	652	183

21,412	1,679	3,828	15,973	11,885	18,575	1,639

2,617	254	732	1,150	1,890	3,515	696
22	5	21	13	70	49	29
46	7	17	38	20	29	8
14	19	12	17	18	15	13
51	4	23	25	77	64	59
13	7	7	8	8	15	8
20	11	12	13	13	23	12
5	4	4	4	6	7	4
—	7	—	—	—	—	—
13	1	2	4	3	18	2

2,801	319	830	1,272	2,105	3,735	831

—	(15)	(54)	—	(120)	—	(66)
—	—	—	—	—	(1,325)	(368)

2,801	304	776	1,272	1,985	2,410	397

18,611	1,375	3,052	14,701	9,900	16,165	1,242

4,697	999	253	4,669	2,636	4,888	483
—	—	—	—	—	424	65
(2,815)	179	(1,067)	—	1,040	341	495
—	18	—	—	45	—	—
—	—	(63)	—	384	—	—
69	—	(799)	—	(1,282)	41	—

1,951	1,196	(1,676)	4,669	2,823	5,694	1,043

44,231	7,790	11,801	5,974	14,508	79,269	9,448
152	29	—	—	1,425	(1,602)	(190)
—	—	—	—	19	—	—
—	—	—	—	—	—	—
—	—	593	—	1,496	—	—
(31)	—	101	—	99	(18)	—

44,352	7,819	12,495	5,974	17,547	77,649	9,258

46,303	9,015	10,819	10,643	20,370	83,343	10,301

$64,914	$10,390	$13,871	$25,344	$30,270	$99,508	$11,543

$—	$—	$—	$—	$16	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations  193

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Growth Stock Portfolio		Focused Appreciation Portfolio		Large Cap Core Stock Portfolio
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
Change in Net Assets Operations
Net Investment Income (Loss)	$3,412	$5,254	$(32)	$177	$5,901	$8,237

Net Realized Gain (Loss) on Investments	48,552	81,957	48,523	70,607	442	58,703

Net Change in Unrealized Appreciation (Depreciation) of Investments	(15,815)	126,505	(42,633)	61,665	32,767	47,966

Net Increase (Decrease) in Net Assets Resulting from Operations	36,149	213,716	5,858	132,449	39,110	114,906

Distributions to Shareholders from:
Net Investment Income	—	(5,017)	—	(2,567)	—	(5,721)

Net Realized Gain on Investments	—	(52,317)	—	—	—	—
Tax Return of Capital	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(57,334)	—	(2,567)	—	(5,721)

Capital Transactions:
Shares Sold	14,821	163,438	50,427	152,149	8,761	85,840
Reinvestment of Distributions Paid	—	57,334	—	2,567	—	5,721
Shares Redeemed	(32,106)	(63,585)	(25,988)	(48,706)	(22,099)	(47,057)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(17,285)	157,187	24,439	106,010	(13,338)	44,504

Total Increase (Decrease) in Net Assets	18,864	313,569	30,297	235,892	25,772	153,689
Net Assets
Beginning of Period	847,384	533,815	624,512	388,620	538,368	384,679

End of Period	$866,248	$847,384	$654,809	$624,512	$564,140	$538,368

Undistributed Net Investment Income (Loss)	$8,666	$5,254	$99	$131	$14,138	$8,237

Portfolio Share Transactions:
Shares Sold	4,968	62,328	19,093	66,405	5,091	56,114

Reinvestment of Distributions Paid	—	22,501	—	1,079	—	3,656
Shares Redeemed	(10,785)	(24,367)	(9,795)	(20,822)	(12,880)	(30,789)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(5,817)	60,462	9,298	46,662	(7,789)	28,981

The Accompanying Notes are an Integral Part of the Financial Statements.

194  Statements of Changes in Net Assets

Large Cap Blend Portfolio		Index 500 Stock Portfolio		Large Company Value Portfolio		Domestic Equity Portfolio
For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013

$809	$1,252	$19,764	$36,862	$1,408	$2,400	$5,550	$10,231

4,584	10,868	25,200	29,321	9,473	16,058	10,024	24,432

7,146	19,755	104,869	468,624	2,598	17,092	32,150	105,425

12,539	31,875	149,833	534,807	13,479	35,550	47,724	140,088

—	(1,247)	—	(35,405)	—	(2,362)	—	(8,767)

—	(5,260)	—	(39,372)	—	(2,653)	—	—
—	—	—	—	—	—	—	—

—	(6,507)	—	(74,777)	—	(5,015)	—	(8,767)

3,785	79,206	58,309	103,969	6,202	87,261	11,186	92,289
—	6,507	—	74,777	—	5,015	—	8,767
(4,851)	(38,682)	(99,845)	(178,746)	(7,498)	(39,664)	(26,548)	(61,787)

(1,066)	47,031	(41,536)	—	(1,296)	52,612	(15,362)	39,269

11,473	72,399	108,297	460,030	12,183	83,147	32,362	170,590

151,099	78,700	2,164,501	1,704,471	170,062	86,915	570,648	400,058

$162,572	$151,099	$2,272,798	$2,164,501	$182,245	$170,062	$603,010	$570,648

$868	$59	$56,185	$36,421	$1,425	$17	$15,780	$10,230

3,598	82,410	15,944	32,130	5,709	89,007	8,565	80,248

—	6,296	—	22,881	—	4,713	—	7,417
(4,625)	(38,039)	(27,257)	(55,321)	(6,913)	(38,166)	(20,233)	(54,239)

(1,027)	50,667	(11,313)	(310)	(1,204)	55,554	(11,668)	33,426

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets  195

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Equity Income Portfolio		Mid Cap Growth Stock Portfolio		Index 400 Stock Portfolio
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
Change in Net Assets
Operations
Net Investment Income (Loss)	$7,404	$9,630	$2,313	$4,221	$3,652	$6,414

Net Realized Gain (Loss) on Investments	13,146	23,116	35,091	208,116	23,716	29,756

Net Change in Unrealized Appreciation (Depreciation) of Investments	22,162	106,019	(10,821)	4,077	18,001	121,031

Net Increase (Decrease) in Net Assets Resulting from Operations	42,712	138,765	26,583	216,414	45,369	157,201

Distributions to Shareholders from:
Net Investment Income	—	(7,946)	—	(3,093)	—	(5,972)

Net Realized Gain on Investments	—	—	—	(39,484)	—	(19,282)
Tax Return of Capital	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(7,946)	—	(42,577)	—	(25,254)

Capital Transactions:
Shares Sold	55,547	174,190	16,127	124,108	21,323	41,007
Reinvestment of Distributions Paid	—	7,946	—	42,577	—	25,254
Shares Redeemed	(27,155)	(46,021)	(47,811)	(96,143)	(33,548)	(53,157)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	28,392	136,115	(31,684)	70,542	(12,225)	13,104

Total Increase (Decrease) in Net Assets	71,104	266,934	(5,101)	244,379	33,144	145,051
Net Assets
Beginning of Period	676,031	409,097	1,073,332	828,953	624,092	479,041

End of Period	$747,135	$676,031	$1,068,231	$1,073,332	$657,236	$624,092

Undistributed Net Investment Income (Loss)	$16,924	$9,519	$6,349	$4,036	$9,990	$6,338

Portfolio Share Transactions:
Shares Sold	32,021	112,602	4,124	34,116	11,089	23,841

Reinvestment of Distributions Paid	—	5,013	—	11,684	—	14,564
Shares Redeemed	(15,624)	(29,531)	(12,263)	(26,449)	(17,341)	(30,940)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	16,397	88,084	(8,139)	19,351	(6,252)	7,465

The Accompanying Notes are an Integral Part of the Financial Statements.

196  Statements of Changes in Net Assets

Mid Cap Value Portfolio		Small Cap Growth Stock Portfolio		Index 600 Stock Portfolio		Small Cap Value Portfolio
For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013

$2,895	$3,866	$409	$(6)	$401	$729	$1,760	$2,251

21,577	32,255	8,493	100,940	12,972	8,219	17,221	14,024

11,550	27,111	14,497	44,401	(10,714)	23,413	(1,441)	118,945

36,022	63,232	23,399	145,335	2,659	32,361	17,540	135,220

—	(2,886)	—	(2,246)	—	(3,587)	—	(5,874)
—	(1,673)	—	—	—	(3,748)	—	(2,384)
—	—	—	—	—	—	—	—

—	(4,559)	—	(2,246)	—	(7,335)	—	(8,258)

25,573	138,159	12,544	51,425	11,329	25,514	26,434	82,527
—	4,559	—	2,246	—	7,335	—	8,258
(11,847)	(20,681)	(26,687)	(52,494)	(40,041)	(8,110)	(26,137)	(50,565)

13,726	122,037	(14,143)	1,177	(28,712)	24,739	297	40,220

49,748	180,710	9,256	144,266	(26,053)	49,765	17,837	167,182

343,933	163,223	520,492	376,226	123,487	73,722	576,830	409,648

$393,681	$343,933	$529,748	$520,492	$97,434	$123,487	$594,667	$576,830

$6,959	$4,065	$409	$—	$272	$(129)	$4,011	$2,251

14,854	91,143	4,831	23,479	8,596	20,797	10,860	38,061

—	2,951	—	977	—	5,515	—	3,745
(6,875)	(13,694)	(10,310)	(23,916)	(30,306)	(6,800)	(10,743)	(23,194)

7,979	80,400	(5,479)	540	(21,710)	19,512	117	18,612

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets  197

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	International Growth Portfolio		Research International Core Portfolio		International Equity Portfolio
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
Change in Net Assets
Operations
Net Investment Income (Loss)	$6,383	$4,446	$9,019	$5,431	$39,969	$33,694

Net Realized Gain (Loss) on Investments	10,907	42,529	8,847	14,390	56,367	116,746

Net Change in Unrealized Appreciation (Depreciation) of Investments	2,596	20,520	(4,134)	37,591	(47,846)	163,724

Net Increase (Decrease) in Net Assets Resulting from Operations	19,886	67,495	13,732	57,412	48,490	314,164

Distributions to Shareholders from:
Net Investment Income	—	(5,267)	—	(452)	—	(35,590)

Net Realized Gain on Investments	—	—	—	—	—	(421)
Tax Return of Capital	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(5,267)	—	(452)	—	(36,011)

Capital Transactions:
Shares Sold	35,474	58,279	44,985	108,059	65,480	128,805
Reinvestment of Distributions Paid	—	5,267	—	452	—	36,011
Shares Redeemed	(18,466)	(35,274)	(9,254)	(14,326)	(74,963)	(150,463)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	17,008	28,272	35,731	94,185	(9,483)	14,353

Total Increase (Decrease) in Net Assets	36,894	90,500	49,463	151,145	39,007	292,506
Net Assets
Beginning of Period	420,218	329,718	412,413	261,268	1,778,202	1,485,696

End of Period	$457,112	$420,218	$461,876	$412,413	$1,817,209	$1,778,202

Undistributed Net Investment Income (Loss)	$11,767	$5,384	$15,483	$6,463	$72,873	$32,904

Portfolio Share Transactions:
Shares Sold	24,972	44,422	45,837	118,573	30,633	66,344

Reinvestment of Distributions Paid	—	4,015	—	487	—	18,344
Shares Redeemed	(12,946)	(26,925)	(9,392)	(15,759)	(35,072)	(77,894)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	12,026	21,512	36,445	103,301	(4,439)	6,794

The Accompanying Notes are an Integral Part of the Financial Statements.

198  Statements of Changes in Net Assets

Emerging Markets Equity Portfolio		Money Market Portfolio		Short-Term Bond Portfolio		Select Bond Portfolio
For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013

$2,089	$2,423	$253	$467	$739	$1,274	$18,611	$33,682

(10,261)	(369)	3	(1)	(105)	294	1,951	(14,511)

28,643	(15,266)	—	—	496	(664)	44,352	(55,403)

20,471	(13,212)	256	466	1,130	904	64,914	(36,232)

—	(2,364)	(253)	(467)	—	(273)	—	(39,702)

—	(589)	—	—	—	—	—	(27,152)
—	—	—	—	—	—	—	—

—	(2,953)	(253)	(467)	—	(273)	—	(66,854)

65,940	135,105	146,537	320,665	38,711	73,102	125,476	258,343
—	2,953	249	467	—	273	—	66,854
(23,237)	(21,116)	(180,483)	(321,386)	(15,325)	(22,844)	(94,003)	(194,507)

42,703	116,942	(33,697)	(254)	23,386	50,531	31,473	130,690

63,174	100,777	(33,694)	(255)	24,516	51,162	96,387	27,603

357,253	256,476	483,182	483,437	196,198	145,036	1,712,896	1,685,293

$420,427	$357,253	$449,488	$483,182	$220,714	$196,198	$1,809,283	$1,712,896

$4,631	$2,541	$415	$415	$2,025	$1,286	$54,653	$36,042

68,335	134,834	146,537	320,665	37,462	71,172	100,238	203,671

—	3,057	249	467	—	266	—	54,931
(24,218)	(20,861)	(180,483)	(321,386)	(14,830)	(22,238)	(75,172)	(153,632)

44,117	117,030	(33,697)	(254)	22,632	49,200	25,066	104,970

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets   199

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Long-Term U.S. Government Bond Portfolio		Inflation Protection Portfolio		High Yield Bond Portfolio
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,375	$2,666	$3,052	$2,346	$14,701	$27,908

Net Realized Gain (Loss) on Investments	1,196	(1,796)	(1,676)	2,190	4,669	4,853

Net Change in Unrealized Appreciation (Depreciation) of Investments	7,819	(15,172)	12,495	(27,128)	5,974	(5,267)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,390	(14,302)	13,871	(22,592)	25,344	27,494

Distributions to Shareholders from:
Net Investment Income	—	(23)	—	(2,808)	—	(27,656)

Net Realized Gain on Investments	—	(201)	—	(5,010)	—	—
Tax Return of Capital	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(224)	—	(7,818)	—	(27,656)

Capital Transactions:
Shares Sold	6,861	15,783	29,225	62,744	45,315	81,708
Reinvestment of Distributions Paid	—	224	—	7,818	—	27,656
Shares Redeemed	(8,607)	(26,990)	(17,299)	(41,620)	(24,683)	(51,757)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(1,746)	(10,983)	11,926	28,942	20,632	57,607

Total Increase (Decrease) in Net Assets	8,644	(25,509)	25,797	(1,468)	45,976	57,445
Net Assets
Beginning of Period	87,627	113,136	252,708	254,176	518,387	460,942

End of Period	$96,271	$87,627	$278,505	$252,708	$564,363	$518,387

Undistributed Net Investment Income (Loss)	$3,461	$2,086	$4,707	$1,656	$42,522	$27,821

Portfolio Share Transactions:
Shares Sold	6,929	15,814	26,300	54,134	58,861	108,063

Reinvestment of Distributions Paid	—	238	—	7,133	—	38,147
Shares Redeemed	(8,750)	(27,148)	(15,569)	(36,540)	(32,046)	(68,628)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(1,821)	(11,096)	10,731	24,727	26,815	77,582

The Accompanying Notes are an Integral Part of the Financial Statements.

200  Statements of Changes in Net Assets

Multi-Sector Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio
For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013

$9,900	$16,350	$16,165	$44,237	$1,242	$4,095

2,823	(3,076)	5,694	205,515	1,043	29,697

17,547	(19,872)	77,649	13,160	9,258	4,516

30,270	(6,598)	99,508	262,912	11,543	38,308

—	(14,770)	—	(78,038)	—	(8,268)

—	(3,192)	—	(93,485)	—	—
—	—	—	—	—	—

—	(17,962)	—	(171,523)	—	(8,268)

58,168	130,657	72,886	122,826	14,040	22,823
—	17,962	—	171,523	—	8,268
(21,957)	(37,457)	(128,055)	(259,685)	(15,228)	(36,317)

36,211	111,162	(55,169)	34,664	(1,188)	(5,226)

66,481	86,602	44,339	126,053	10,355	24,814

459,258	372,656	2,366,285	2,240,232	260,576	235,762

$525,739	$459,258	$2,410,624	$2,366,285	$270,931	$260,576

$21,419	$11,520	$69,802	$53,637	$6,937	$5,695

52,419	116,936	46,062	79,052	10,904	18,757

—	16,993	—	115,115	—	6,878
(19,770)	(33,795)	(81,004)	(167,498)	(11,783)	(29,971)

32,649	100,134	(34,942)	26,669	(879)	(4,336)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets  201

Statement of Cash Flows

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2014 (unaudited)

(Amounts in thousands)

Long-Term U.S. Government Bond Portfolio

Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,390
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash from Operating Activities
Purchase of Investment Securities	(63,279)
Proceeds from Disposition of Investment Securities	66,535
Proceeds from Disposition (Purchase) of Short-Term Investments, net	11,902
Proceeds from (Payments for) Closed Futures Contracts	200
Cash Paid for Terminated Options Written	-
Premiums Received for Options Written	17
Amortization (Accretion) of Premium/Discount, net	(104)
(Increase) Decrease in:
Cash Collateral for Derivative Positions	20
Receivable for Investment Securities Sold	(26,275)
Prepaid Expenses and Other Assets	(5)
Dividends and Interest Receivable	25
Payable for Investment Securities Purchased	27,331
Payable for Investment Advisory Fees	7
Accrued Expenses	14
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities	(7,788)
Futures Contracts	(29)
Options Written	-
Net Realized Gain (Loss) from:
Investment Securities	(999)
Futures Contracts	(179)
Options Written	(18)
Paydowns	(5)

Total Adjustments	7,370

Net Cash (Used in) Provided by Operating Activities	17,760

Cash Flows from Financing Activities
Cash Received from (Used for) Treasury Roll Transactions, net	(2,840)
Proceeds from Capital Shares Sold	6,872
Payment on Capital Shares Redeemed	(8,622)

Net Cash (Used in) Provided by Financing Activities	(4,590)

Net Increase (Decrease) in Cash and Cash Equivalents	13,170
Cash and Cash Equivalents, Beginning of Period	459

Cash and Cash Equivalents, End of Period	$13,629

The Accompanying Notes are an Integral Part of the Financial Statements.

202  Statement of Cash Flows

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Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Growth Stock Portfolio
2014(j)	$2.94	$0.01		$0.12	$0.13	$—	$—	$—	$3.07
2013	2.35	0.02		0.78	0.80	(0.02)	(0.19)	(0.21)	2.94
2012	2.09	0.02		0.25	0.27	(0.01)	—	(0.01)	2.35
2011	2.13	0.01		(0.03)	(0.02)	(0.02)	—	(0.02)	2.09
2010	1.92	0.02		0.21	0.23	(0.02)	—	(0.02)	2.13
2009	1.41	0.01		0.52	0.53	(0.02)	—	(0.02)	1.92
Focused Appreciation Portfolio
2014(j)	$2.69	$0.00	(e)	$0.02	$0.02	$—	$—	$—	$2.71
2013	2.09	0.00	(e)	0.61	0.61	(0.01)	—	(0.01)	2.69
2012	1.75	0.01		0.34	0.35	(0.01)	—	(0.01)	2.09
2011	1.86	0.01		(0.12)	(0.11)	0.00 (e)	—	0.00 (e)	1.75
2010	1.70	0.00	(e)	0.16	0.16	—	—	—	1.86
2009	1.20	—		0.50	0.50	—	—	—	1.70
Large Cap Core Stock Portfolio
2014(j)	$1.70	$0.02		$0.11	$0.13	$—	$—	$—	$1.83
2013	1.34	0.03		0.35	0.38	(0.02)	—	(0.02)	1.70
2012	1.21	0.02		0.13	0.15	(0.02)	—	(0.02)	1.34
2011	1.24	0.02		(0.04)	(0.02)	(0.01)	—	(0.01)	1.21
2010	1.12	0.01		0.12	0.13	(0.01)	—	(0.01)	1.24
2009	0.88	0.01		0.25	0.26	(0.02)	—	(0.02)	1.12
Large Cap Blend Portfolio
2014(j)	$1.04	$0.01		$0.07	$0.08	$—	$—	$—	$1.12
2013	0.83	0.01		0.25	0.26	(0.01)	(0.04)	(0.05)	1.04
2012	0.76	0.01		0.10	0.11	(0.01)	(0.03)	(0.04)	0.83
2011	0.78	0.01		(0.02)	(0.01)	(0.01)	—	(0.01)	0.76
2010	0.69	0.01		0.09	0.10	(0.01)	—	(0.01)	0.78
2009	0.55	0.01		0.14	0.15	(0.01)	—	(0.01)	0.69
Index 500 Stock Portfolio
2014(j)	$3.61	$0.03		$0.22	$0.25	$—	$—	$—	$3.86
2013	2.84	0.06		0.84	0.90	(0.06)	(0.07)	(0.13)	3.61
2012	2.54	0.06		0.34	0.40	(0.05)	(0.05)	(0.10)	2.84
2011	2.60	0.05		(0.01)	0.04	(0.04)	(0.06)	(0.10)	2.54
2010	2.33	0.04		0.30	0.34	(0.05)	(0.02)	(0.07)	2.60
2009	1.95	0.05		0.45	0.50	(0.06)	(0.06)	(0.12)	2.33
Large Company Value Portfolio
2014(j)	$1.07	$0.01		$0.07	$0.08	$—	$—	$—	$1.15
2013	0.84	0.02		0.24	0.26	(0.01)	(0.02)	(0.03)	1.07
2012	0.73	0.02		0.11	0.13	(0.02)	—	(0.02)	0.84
2011	0.74	0.01		(0.01)	0.00 (e)	(0.01)	—	(0.01)	0.73
2010	0.67	0.01		0.07	0.08	(0.01)	—	(0.01)	0.74
2009	0.57	0.01		0.10	0.11	(0.01)	—	(0.01)	0.67
Domestic Equity Portfolio
2014(j)	$1.29	$0.01		$0.10	$0.11	$—	$—	$—	$1.40
2013	0.98	0.02		0.31	0.33	(0.02)	—	(0.02)	1.29
2012	0.87	0.02		0.11	0.13	(0.02)	—	(0.02)	0.98
2011	0.89	0.02		(0.02)	0.00 (e)	(0.02)	—	(0.02)	0.87
2010	0.79	0.02		0.10	0.12	(0.02)	—	(0.02)	0.89
2009	0.63	0.02		0.16	0.18	(0.02)	—	(0.02)	0.79

(e)	Amount is less that $ 0.005
(j)	For the six months ended June 30, 2014. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

204  Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

4.32%	$866,248	0.44	%(c)	0.42	%(c)	0.81	%(c)	22.03%
35.86	847,384	0.44		0.43		0.79		85.54
12.94	533,815	0.45		0.44		0.90		68.40
(1.30)	514,007	—		0.44		0.65		47.15
12.37	556,872	—		0.44		0.83		48.90
37.17	535,535	—		0.44		0.92		50.16

0.82%	$654,809	0.78	%(c)	0.64	%(c)	(0.01	)%(c)	33.52%
29.01	624,512	0.79		0.71		0.04		63.90
20.14	388,620	0.79		0.74		0.71		15.65
(6.10)	305,120	0.79	(p)	0.74	(p)	0.32		45.98
9.33	311,197	0.79	(p)	0.77	(p)	0.21		40.65
42.47	264,946	—		0.79		(0.14)		23.61

7.41%	$564,140	0.45	%(c)	0.45	%(c)	2.22	%(c)	2.12%
28.58	538,368	0.46		0.46		1.78		72.60
11.63	384,679	0.46		0.46		1.43		74.09
(1.21)	377,069	—		0.45		1.26		51.46
12.91	408,330	—		0.46		1.21		43.16
29.33	379,809	—		0.46		1.35		42.82

8.38%	$162,572	—%		0.83	%(c)	1.07	%(c)	14.58%
30.86	151,099	—		0.83		1.00		55.43
15.20	78,700	0.87		0.84		1.05		132.66
(2.29)	69,268	—		0.82		0.82		35.91
14.29	63,777	—		0.84		0.83		34.89
27.40	47,031	—		0.85		1.33		39.32

7.01%	$2,272,798	—%		0.22	%(c)	1.83	%(c)	1.09%
32.05	2,164,501	—		0.22		1.90		3.76
15.76	1,704,471	0.22		0.21		2.12		2.77
1.95	1,569,801	—		0.21		1.86		3.21
14.89	1,625,787	—		0.21		1.84		4.14
26.40	1,478,052	—		0.20		2.34		5.70

7.95%	$182,245	0.76	%(c)	0.73	%(c)	1.65	%(c)	33.44%
31.29	170,062	0.78		0.76		1.73		49.12
16.47	86,915	0.82		0.79		1.99		34.71
1.49	69,674	—		0.78		1.84		47.30
10.95	61,011	—		0.80		1.67		29.84
20.70	45,465	—		0.80		2.11		26.95

8.54%	$603,010	—%		0.56	%(c)	1.95	%(c)	4.14%
34.03	570,648	—		0.57		2.10		17.09
14.35	400,058	0.58		0.58		2.23		134.18
0.91	385,811	—		0.57		2.26		40.73
14.62	408,437	—		0.58		2.29		48.18
29.52	361,647	—		0.59		2.99		67.19

(c) Computed on an annualized basis.

(d) Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year

(p) For the Focused Appreciation Portfolio, expense ratios reflect total expenses before a management fee waiver effective August 12, 2010, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights  205

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Equity Income Portfolio
2014(j)	$1.72	$0.02		$0.09	$0.11	$—	$—	$—	$1.83
2013	1.34	0.03		0.37	0.40	(0.02)	—	(0.02)	1.72
2012	1.16	0.03		0.17	0.20	(0.02)	—	(0.02)	1.34
2011	1.19	0.02		(0.03)	(0.01)	(0.02)	—	(0.02)	1.16
2010	1.05	0.02		0.14	0.16	(0.02)	—	(0.02)	1.19
2009	0.87	0.02		0.19	0.21	(0.03)	—	(0.03)	1.05
Mid Cap Growth Stock Portfolio
2014(j)	$3.92	$0.01		$0.10	$0.11	$—	$—	$—	$4.03
2013	3.26	0.02		0.80	0.82	(0.01)	(0.15)	(0.16)	3.92
2012	2.92	0.01		0.33	0.34	0.00 (e)	—	0.00 (e)	3.26
2011	3.12	0.00	(e)	(0.19)	(0.19)	(0.01)	—	(0.01)	2.92
2010	2.52	0.01		0.60	0.61	(0.01)	—	(0.01)	3.12
2009	1.92	—		0.61	0.61	(0.01)	—	(0.01)	2.52
Index 400 Stock Portfolio
2014(j)	$1.90	$0.01		$0.13	$0.14	$—	$—	$—	$2.04
2013	1.49	0.02		0.47	0.49	(0.02)	(0.06)	(0.08)	1.90
2012	1.34	0.02		0.21	0.23	(0.01)	(0.07)	(0.08)	1.49
2011	1.47	0.01		(0.04)	(0.03)	(0.01)	(0.09)	(0.10)	1.34
2010	1.18	0.01		0.30	0.31	(0.01)	(0.01)	(0.02)	1.47
2009	0.90	0.01		0.32	0.33	(0.02)	(0.03)	(0.05)	1.18
Mid Cap Value Portfolio
2014(j)	$1.67	$0.01		$0.16	$0.17	$—	$—	$—	$1.84
2013	1.30	0.02		0.37	0.39	(0.01)	(0.01)	(0.02)	1.67
2012	1.13	0.03		0.16	0.19	(0.02)	—	(0.02)	1.30
2011	1.16	0.02		(0.03)	(0.01)	(0.02)	—	(0.02)	1.13
2010	0.98	0.02		0.17	0.19	(0.01)	—	(0.01)	1.16
2009	0.81	0.02		0.17	0.19	(0.01)	(0.01)	(0.02)	0.98
Small Cap Growth Stock Portfolio
2014(j)	$2.60	$0.00	(e)	$0.12	$0.12	$—	$—	$—	$2.72
2013	1.88	0.00	(e)	0.73	0.73	(0.01)	—	(0.01)	2.60
2012	1.72	0.00	(e)	0.16	0.16	—	—	—	1.88
2011	1.77	0.00	(e)	(0.04)	(0.04)	(0.01)	—	(0.01)	1.72
2010	1.42	0.00	(e)	0.36	0.36	(0.01)	—	(0.01)	1.77
2009	1.09	—		0.33	0.33	—	—	—	1.42
Index 600 Stock Portfolio
2014(j)	$1.33	$0.01		$0.03	$0.04	$—	$—	$—	$1.37
2013	1.01	0.01		0.39	0.40	(0.04)	(0.04)	(0.08)	1.33
2012	0.91	0.01		0.14	0.15	(0.03)	(0.02)	(0.05)	1.01
2011	0.94	0.01		(0.01)	0.00 (e)	(0.01)	(0.02)	(0.03)	0.91
2010	0.77	0.01		0.19	0.20	(0.03)	—	(0.03)	0.94
2009	0.64	0.01		0.15	0.16	(0.03)	(0.00)	(0.03)	0.77
Small Cap Value Portfolio
2014(j)	$2.45	$0.01		$0.07	$0.08	$—	$—	$—	$2.53
2013	1.89	0.01		0.59	0.60	(0.03)	(0.01)	(0.04)	2.45
2012	1.65	0.03		0.24	0.27	(0.01)	(0.02)	(0.03)	1.89
2011	1.69	0.01		(0.04)	(0.03)	(0.01)	—	(0.01)	1.65
2010	1.40	0.01		0.30	0.31	(0.02)	—	(0.02)	1.69
2009	1.14	0.01		0.30	0.31	(0.01)	(0.04)	(0.05)	1.40

(e)	Amount is less than $ 0.005.
(j)	For the six months ended June 30, 2014. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

206  Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

6.10%	$747,135	—%		0.66	%(c)	2.14	%(c)	5.59%
29.94	676,031	—		0.67		1.77		15.98
17.23	409,097	0.68		0.68		2.21		16.21
(0.92)	306,921	—		0.67		2.05		13.79
15.33	259,307	—		0.67		2.00		11.14
24.58	203,716	—		0.67		2.27		12.49

2.60%	$1,068,231	0.54	%(c)	0.51	%(c)	0.44	%(c)	37.58%
25.53	1,073,332	0.54		0.52		0.44		137.80
11.97	828,953	0.54		0.52		0.39		63.30
(6.18)	812,782	—		0.53		0.12		50.26
23.86	941,928	—		0.54		0.33		41.04
32.09 (o)	831,412	—		0.54		0.23		39.73

7.31%	$657,236	0.28	%(c)	0.27	%(c)	1.17	%(c)	6.25%
33.16	624,092	0.29		0.28		1.15		11.21
17.64	479,041	0.28		0.28		1.27		10.91
(1.92)	439,395	—		0.27		1.04		13.15
26.29	471,012	—		0.27		1.10		9.93
37.00	400,128	—		0.26		1.35		13.40

10.17%	$393,681	0.90	%(c)	0.78	%(c)	1.62	%(c)	31.94%
30.24	343,933	0.91		0.85		1.54		68.43
16.57	163,223	0.93		0.93		2.14		75.97
(0.61)	124,257	—		0.91		1.66		100.60
19.93	118,130	—		0.92		2.35		121.65
23.24	94,985	—		0.94		1.91		207.63

4.66%	$529,748	0.57	%(c)	0.57	%(c)	0.16	%(c)	15.09%
38.60	520,492	—		0.59		0.00		155.34
9.48	376,226	0.59		0.59		(0.12)		76.49
(2.78)	379,359	—		0.57		(0.20)		75.67
25.85	418,965	—		0.59		0.03		74.54
31.17	350,161	—		0.59		0.15		111.08

3.00%	$97,445	0.41	%(c)	0.33	%(c)	0.89	%(c)	28.36%
40.67	123,487	0.38		0.35		0.76		47.23
15.80	73,722	0.42		0.35		1.36		38.47
0.90	54,012	0.37		0.35		0.72		52.75
25.90	45,991	0.42		0.35		0.88		46.88
25.17	30,716	0.45		0.35		0.78		51.96

3.02%	$594,667	0.88	%(c)	0.87	%(c)	0.62	%(c)	6.89%
31.76	576,830	0.88		0.88		0.46		9.17
16.33	409,648	0.88		0.88		1.54		5.82
(1.36)	362,566	—		0.87		0.63		7.25
21.95	374,259	—		0.87		0.85		11.51
28.18	308,928	—		0.86		0.76		21.11

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(o)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, returns would have been lower.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights  207

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations		Distributions from Net Investment Income	Distributions from Realized Gains on Investments		Total Distributions	Net Asset Value, End of Period
International Growth Portfolio
2014(j)	$1.43	$0.02		$0.04	$0.06		$—	$—		$—	$1.49
2013	1.21	0.02		0.22	0.24		(0.02)	—		(0.02)	1.43
2012	1.04	0.02		0.17	0.19		(0.02)	—		(0.02)	1.21
2011	1.21	0.02		(0.18)	(0.16)		(0.01)	—		(0.01)	1.04
2010	1.05	0.02		0.15	0.17		(0.01)	—		(0.01)	1.21
2009	0.86	0.02		0.18	0.20		(0.01)	—		(0.01)	1.05
Research International Core Portfolio
2014(j)	$0.99	$0.02		$0.01	$0.03		$—	$—		$—	$1.02
2013	0.83	0.01		0.15	0.16		0.00 (e)	—		0.00 (e)	0.99
2012	0.72	0.01		0.11	0.12		(0.01)	—		(0.01)	0.83
2011	0.82	0.01		(0.10)	(0.09)		(0.01)	—		(0.01)	0.72
2010	0.75	0.01		0.07	0.08		(0.01)	—		(0.01)	0.82
2009	0.58	0.01		0.17	0.18		(0.01)	—		(0.01)	0.75
International Equity Portfolio
2014(j)	$2.13	$0.05		$0.01	$0.06		$—	$—		$—	$2.19
2013	1.79	0.04		0.34	0.38		(0.04)	0.00	(e)	(0.04)	2.13
2012	1.52	0.04		0.27	0.31		(0.04)	—		(0.04)	1.79
2011	1.73	0.05		(0.22)	(0.17)		(0.04)	—		(0.04)	1.52
2010	1.65	0.04		0.09	0.13		(0.05)	—		(0.05)	1.73
2009	1.32	0.04		0.39	0.43		(0.07)	(0.03)		(0.10)	1.65
Emerging Markets Equity Portfolio
2014(j)	$0.99	$0.01		$0.04	$0.05		$—	$—		$—	$1.04
2013	1.06	0.01		(0.07)	(0.06)		(0.01)	0.00	(e)	(0.01)	0.99
2012	0.89	0.01		0.16	0.17		0.00 (e)	0.00	(e)	0.00 (e)	1.06
2011	1.11	0.01		(0.22)	(0.21)		(0.01)	—		(0.01)	0.89
2010	0.90	0.01		0.21	0.22		(0.01)	—		(0.01)	1.11
2009	0.53	0.01		0.37	0.38		(0.01)	—		(0.01)	0.90
Money Market Portfolio
2014(j)	$1.00	$0.00	(e)	$—	$0.00	(e)	$0.00 (e)	$—		$0.00 (e)	$1.00
2013	1.00	0.00	(e)	—	0.00	(e)	0.00 (e)	—		0.00 (e)	1.00
2012	1.00	0.00	(e)	—	0.00	(e)	0.00 (e)	—		0.00 (e)	1.00
2011	1.00	0.00	(e)	—	0.00	(e)	0.00 (e)	0.00	(e)	0.00 (e)	1.00
2010	1.00	0.00	(e)	—	0.00	(e)	0.00 (e)	0.00	(e)	0.00 (e)	1.00
2009	1.00	0.01		—	0.01		(0.01)	—		(0.01)	1.00
Short-Term Bond Portfolio
2014(j)	$1.03	$0.00	(e)	$0.01	$0.01		$—	$—		$—	$1.04
2013	1.03	0.01		(0.01)	0.00	(e)	0.00 (e)	—		0.00 (e)	1.03
2012	1.02	0.01		0.01	0.02		(0.01)	—		(0.01)	1.03
2011	1.03	0.02		(0.01)	0.01		(0.02)	0.00	(e)	(0.02)	1.02
2010	1.02	0.03		0.02	0.05		(0.03)	(0.01)		(0.04)	1.03
2009	0 99	0.04		0.02	0.06		(0.03)	—		(0.03)	1.02

(e) Amount is less than $ 0.005.

(j) For the six months ended June 30, 2014. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

208  Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

4.56%	$457,119	—%		0.74	%(c)	3.01	%(c)	26.05%
19.81	420,218	—		0.76		1.20		77.33
17.99	329,718	0.80		0.80		1.92		65.09
(13.17)	266,215	—		0.78		1.50		82.02
16.43	297,804	0.81	(q)	0.69	(q)	1.40		150.91
23.16	246,868	—		0.85		1.95		218.24

3.04%	$461,896	—%		0.94	%(c)	4.18	%(c)	13.51%
18.92	412,413	0.98		0.98		1.65		30.41
16.76	261,268	1.11		1.11		1.83		42.06
(10.48)	91,956	1.37		1.15		1.79		34.10
11.05	65,711	1.38		1.15		1.54		47.90
30.82	51,345	1.69		1.15		1.94		64.57

2.72%	$1,817,209	0.72	%(c)	0.66	%(c)	4.53	%(c)	11.11%
21.38	1,778,202	0.73		0.66		2.10		34.06
21.52	1,485,696	0.73		0.68		2.55		41.29
(10.10)	1,218,070	0.72	(f)	0.67	(f)	2.75		32.06
7.67	1,376,593	0.72	(f)	0.67	(f)	2.33		28.57
33.11 (o)	1,289,943	0.72	(f)	0.66	(f)	2.79		10.85

4.83%	$420,427	—%		1.34	%(c)	1.14	%(c)	24.65%
(5.15)	357,253	—		1.40		0.81		31.60
18.83	256,476	1.49		1.48		1.17		27.23
(18.66)	146,836	1.59		1.50		1.21		45.56
24.08	140,665	1.57		1.50		0.98		51.60
69.73	113,931	1.62		1.50		1.37		66.35

0.05%	$449,488	0.33	%(c)	0.03	%(c)	0.11	%(c)	—%
0.10	483,182	0.32	(l)	0.07	(l)	0.10		—
0.15	483,437	0.32	(l)	0.09	(l)	0.15		—
0.14	496,563	0.30	(l)	0.08	(l)	0.13		—
0.29	476,291	0.30	(l)	0.00	(e),(l)	0.29		—
0.76 (o)	570,855	0.34	(l),(m)	0.04	(l),(m)	0.62		—

0.58%	$220,714	—%		0.41	%(c)	0.71	%(c)	64.34%
0.55	196,198	—		0.42		0.76		199.33
2.07	145,036	0.41		0.40		1.18		267.65
0.55	165,716	—		0.38		1.79		116.64
3.63	130,420	—		0.39		2.48		115.08
7.22	96,710	—		0.39		3.54		65.56

(c) Computed on an annualized basis.

(d) Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(f) For the International Equity Portfolio, expense ratios reflect total expenses before a management fee waiver in effect from November 15, 2006, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

(l) For the Money Market Portfolio, expense ratios reflect total expenses before a management fee waiver effective December 31, 2008, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

(m) Reflects fee paid by the Portfolio to participate in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(o) Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, returns would have been lower.

(q) For the International Growth Portfolio, expense ratios reflect total expenses before a management fee waiver effective from October 1, 2010, through December 31, 2010, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights  209

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Select Bond Portfolio
2014(j)	$1.23	$0.01	$0.03	$0.04	$—	$—	$—	$1.27
2013	1.30	0.03	(0.05)	(0.02)	(0.03)	(0.02)	(0.05)	1.23
2012	1.31	0.03	0.03	0.06	(0.04)	(0.03)	(0.07)	1.30
2011	1.29	0.04	0.05	0.09	(0.04)	(0.03)	(0.07)	1.31
2010	1.26	0.05	0.03	0.08	(0.05)	0.00 (e)	(0.05)	1.29
2009	1.21	0.06	0.05	0.11	(0.06)	—	(0.06)	1.26
Long-Term U.S. Government Bond Portfolio
2014(j)	$0.92	$0.01	$0.10	$0.11	$—	$—	$—	$1.03
2013	1.07	0.03	(0.18)	(0.15)	0.00 (e)	0.00 (e)	0.00 (e)	0.92
2012	1.13	0.03	0.02	0.05	(0.02)	(0.09)	(0.11)	1.07
2011	1.00	0.03	0.25	0.28	(0.02)	(0.13)	(0.15)	1.13
2010	1.00	0.03	0.08	0.11	(0.05)	(0.06)	(0.11)	1.00
2009	1.22	0.03	(0.11)	(0.08)	—	(0.14)	(0.14)	1.00
Inflation Protection Portfolio
2014(j)	$1.08	$0.01	$0.05	$0.06	$—	$—	$—	$1.14
2013	1.22	0.01	(0.12)	(0.11)	(0.01)	(0.02)	(0.03)	1.08
2012	1.18	0.02	0.06	0.08	(0.03)	(0.01)	(0.04)	1.22
2011	1.06	0.04	0.09	0.13	0.00 (e)	(0.01)	(0.01)	1.18
2010	1.06	0.03	0.03	0.06	(0.04)	(0.02)	(0.06)	1.06
2009	0.99	0.02	0.07	0.09	(0.02)	—	(0.02)	1.06
High Yield Bond Portfolio
2014(j)	$0.75	$0.02	$0.02	$0.04	$—	$—	$—	$0.79
2013	0.75	0.04	—	0.04	(0.04)	—	(0.04)	0.75
2012	0.70	0.05	0.05	0.10	(0.05)	—	(0.05)	0.75
2011	0.72	0.05	(0.02)	0.03	(0.05)	—	(0.05)	0.70
2010	0.68	0.06	0.03	0.09	(0.05)	—	(0.05)	0.72
2009	0.51	0.05	0.18	0.23	(0.06)	—	(0.06)	0.68
Multi-Sector Bond Portfolio
2014(j)	$1.08	$0.02	$0.05	$0.07	$—	$—	$—	$1.15
2013	1.14	0.04	(0.05)	(0.01)	(0.04)	(0.01)	(0.05)	1.08
2012	1.00	0.04	0.11	0.15	(0.01)	0.00 (e)	(0.01)	1.14
2011	1.03	0.05	(0.01)	0.04	(0.05)	(0.02)	(0.07)	1.00
2010	0.99	0.06	0.08	0.14	(0.08)	(0.02)	(0.10)	1.03
2009	0.85	0.04	0.15	0.19	(0.03)	(0.02)	(0.05)	0.99
Balanced Portfolio
2014(j)	$1.56	$0.01	$0.06	$0.07	$—	$—	$—	$1.63
2013	1.51	0.03	0.14	0.17	(0.05)	(0.07)	(0.12)	1.56
2012	1.39	0.03	0.11	0.14	(0.02)	—	(0.02)	1.51
2011	1.40	0.03	0.00 (e)	0.03	(0.04)	—	(0.04)	1.39
2010	1.28	0.03	0.12	0.15	(0.03)	—	(0.03)	1.40
2009	1.10	0.04	0.19	0.23	(0.05)	—	(0.05)	1.28
Asset Allocation Portfolio
2014(j)	$1.28	$0.01	$0.04	$0.05	$—	$—	$—	$1.33
2013	1.13	0.02	0.17	0.19	(0.04)	—	(0.04)	1.28
2012	1.02	0.02	0.09	0.11	0.00 (e)	—	0.00 (e)	1.13
2011	1.05	0.02	(0.02)	0.00 (e)	(0.03)	—	(0.03)	1.02
2010	0.96	0.02	0.10	0.12	(0.03)	—	(0.03)	1.05
2009	0.77	0.02	0.20	0.22	(0.03)	—	(0.03)	0.96

(c) Computed on an annualized basis.

(e) Amount is less than $0.005.

(j) For the six months ended June 30, 2014. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

210    Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

3.84%	$1,809,283	—%		0.32	%(c)	2.13	%(c)	57.29	%(g)
(2.16)	1,712,896	—		0.32		1.99		131.00	(g)
4.96	1,685,293	0.32		0.31		2.32		130.37	(g)
7.16	1,485,430	—		0.30		3.10		139.34	(g)
6.59	1,362,096	—		0.30		3.51		112.85	(g)
9.37	1,200,071	—		0.30		4.42		66.49	(g)

12.01%	$96,271	0.70	%(c),(s)	0.66	%(c),(s)	3.00	%(c)	66.06	%(g),(t)
(13.27)	87,627	0.69	(s)	0.68	(s)	2.69		125.96	(g),(t)
3.75	113,136	0.66		0.65		2.35		164.63	(g),(t)
28.92	147,149	—		0.59		2.32		665.73	(g)
10.62	103,380	—		0.60		2.76		525.61	(g)
(6.98)	82,888	—		0.60		2.75		589.06	(g)

5.36%	$278,505	0.63	%(c)	0.59	%(c)	2.33	%(c)	18.12%
(8.33)	252,708	0.64		0.62		0.91		31.82
7.35	254,176	0.63		0.62		1.92		77.11
11.93	178,375	—		0.61		3.74		52.72
5.60	116,078	—		0.61		2.43		68.09
9.98	105,670	—		0.61		2.35		63.47

4.80%	$564,363	—%		0.47	%(c)	5.47	%(c)	23.20%
5.84	518,387	—		0.48		5.70		53.07
13.89	460,942	0.48		0.47		6.50		45.66
4.59	376,289	—		0.46		7.33		44.40
14.56	343,549	—		0.47		7.99		71.62
45.39	299,022	—		0.48		8.74		75.30

6.30%	$525,739	0.87	%(c)	0.82	%(c)	4.07	%(c)	31.07	%(g)
(1.58)	459,258	—		0.88		3.91		65.10	(g)
14.94	372,656	0.86		0.85		4.11		41.31	(g)
4.99	234,872	—		0.83		5.15		59.18	(g)
13.19	182,453	—		0.84		5.41		102.10	(g)
22.08	145,720	—		0.85		4.43		93.70	(g)

4.22%	$2,410,624	0.32	%(c)	0.21	%(c)	1.38	%(c)	34.63	%(g)
12.08	2,366,285	0.32		0.26		1.91		112.58	(g)
9.69	2,240,232	0.31		0.30		2.18		121.91	(g)
2.11	2,188,140	—		0.30		2.27		114.17	(g)
11.96	2,295,102	—		0.30		2.58		81.33	(g)
21.43	2,202,539	—		0.30		3.07		73.12	(g)

4.46%	$270,931	0.64	%(c)	0.30	%(c)	0.95	%(c)	24.52	%(g)
16.67	260,576	0.65		0.43		1.65		105.28	(g)
11.02	235,762	0.63		0.54		1.84		119.01	(g)
(0.08)	230,257	0.58		0.53		1.74		95.15	(g)
13.01	248,166	0.58		0.53		2.01		73.04	(g)
27.09	232,454	0.60		0.55		2.44		78.15	(g)

(d) Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(g) Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

(s) The ratios of gross expenses to average net assets and net expenses to average net assets includes interest expense. Excluding interest expense, the ratios would be 0.68% and 0.64% respectively for the period ended June 30, 2014, 0.67% and 0.65% respectively in 2013 and 0.63% and 0.62% resepectivley in 2012.

(t) Due to a change in accounting standards effective for 2012, certain treasury roll transactions which were previously accounted for as a sale and subsequent repurchase are now accounted for as a secured borrowing.

The Accompanying Notes are an Integral Part of the Financial Statements.

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Notes to Financial Statements

Note 1. Organization

Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as an open-end management investment company under the Investment Company Act of 1940. The Series Fund is also considered an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio and Asset Allocation Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as affiliated fund of funds).

During the period ended June 30, 2014, Northwestern Mutual made redemptions from the following Portfolios totaling:

Portfolio	Redemption Amount
Index 600 Portfolio	$33,212,995

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to dividend income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends are netted against dividend income and separately disclosed in the Statements of Operations.

Some of the Portfolios may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Portfolios may record a deferred tax liability in respect of unrealized appreciation on foreign securities for capital gains net of losses, if applicable, and repatriation taxes.

C. Federal Income Taxes — The Portfolios’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their respective shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on distributable income and gains. Therefore, no federal income tax or excise provision is required.

In accordance with the authoritative guidance for uncertainty in income taxes, management of the Series Fund has reviewed all open tax years (2010 to 2013) for major jurisdictions and concluded there was no material impact to the Portfolios’ net assets or results of operations. There is no material tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

D. Distributions — Dividends from net investment income and net realized capital gains are declared and paid each business day for the Money Market Portfolio and at least annually for the remaining Portfolios of the Series Fund, when applicable.

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E. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is identified cost. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Expenses directly attributable to a Portfolio are incurred by the respective Portfolio. Expenses that are not directly attributable to one or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios.

Note 3. Security Valuation

For purposes of calculating a net asset value, Portfolio securities and other assets are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

• Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

• Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

• Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.

The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’ investments classified as Level 1 and Level 2 in the fair value hierarchy:

• Equity securities (common and preferred stock) for which market quotations are readily available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as Level 2 in the fair value hierarchy.

• Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

• Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 in the fair value hierarchy.

• Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and

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incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

• Investments in open-end mutual funds (including other Portfolios) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 in the fair value hierarchy. Investments in privately held mutual funds are valued at the mutual fund’s closing net asset value per share and are categorized as Level 2 in the fair value hierarchy.

• Money market investments, other than in the Money Market Portfolio, with maturities exceeding 60 days are generally valued by a pricing service. Money market investments with maturities of 60 days or less and all securities in the Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

• Listed derivatives, such as futures or option contracts, which are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.

• Centrally cleared swaps are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 in the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate forward rate to produce the daily settlement price. These securities are categorized as Level 2 in the fair value hierarchy.

• Over-the-counter financial derivatives, such as foreign currency contracts, futures contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’ investments classified as Level 3 in the fair value hierarchy:

• Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Series Fund’s Board of Directors. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g. trade information or broker quotes). The factors considered in reaching these values at June 30, 2014 included, but were not limited to, broker quotes, analysis of the likely outcome of pending litigation, liquidity, prepayment speed, duration and recoverability.

A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. The Portfolios recognize transfers between levels as of the end of the period. The amounts of transfers between Levels 1 and 2 are disclosed in the Notes to Schedules of Investments for the Portfolio. For fair valuations using significant unobservable inputs, U.S. Generally Accepted Accounting Principles (GAAP) requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements, a Level 3 reconciliation and details of significant unobservable inputs have been included in the Notes to the Schedule of Investments for Portfolios that have a material amount of Level 3 investments.

214  Notes to Financial Statements

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The Series Fund has adopted policies and procedures which govern the pricing of Portfolio securities. The Series Fund’s Board of Directors (sometimes referred to hereinafter as “Board”) has delegated the day-to-day responsibility for pricing Portfolio securities and other investments to Mason Street Advisors, LLC (“MSA”), the Portfolios’ investment adviser and Northwestern Mutual in its capacity as fund accountant, subject to the oversight of a Pricing Committee appointed by the Board and comprised of representatives of MSA, Northwestern Mutual and Series Fund officers. The Pricing Committee is charged with the primary and day-to-day operational responsibility for executing the valuation process. The Pricing Committee has been delegated the authority to approve the override of any prices as permitted under the pricing procedures approved by the Board and any variances from these pricing procedures when appropriate. All such actions are subject to further review and approval by the Board at its next regular meeting.

Note 4. Securities and Other Investments

A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed delivery purchases are outstanding, a Portfolio will earmark liquid assets on its records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.

B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.

E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans

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and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.

F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond will be included as interest income in the applicable Portfolio’s Statement of Operations even though investors do not receive their principal until maturity.

G. Securities Lending — Each Portfolio is authorized to participate in securities lending, however, only the Select Bond and Balanced Portfolios currently have an established securities lending program that enables each to loan securities to approved broker-dealers. The Portfolios receive cash (U.S. currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the Portfolios in commercial paper to earn interest in accordance with the Portfolios’ investment policies. For the period ended June 30, 2014, the Select Bond and Balanced Portfolios earned $70,809 and $52,170, respectively, in interest from securities lending activity, which is included as interest income in their respective Statements of Operations. The collateral received under the securities lending program is recorded on each Portfolio’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is recorded as income for the Portfolios. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Thereafter, each loan must be continuously secured by collateral at least equal at all times to the value of the securities on loan. In addition, the Portfolios are entitled to terminate a securities loan at any time. As of June 30, 2014, the value of outstanding securities on loan and the value of collateral amounted to the following:

Portfolio	Values of Securities on Loan	Value of Collateral
Select Bond Portfolio	$54,047,506	$55,152,500
Balanced Portfolio	54,551,141	55,695,625

As of June 30, 2014, collateral received for securities on loan was invested in money market instruments and included in Investments on each Portfolio’s Statement of Assets and Liabilities.

H. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of June 30, 2014, there were not any short positions held by any Portfolio.

I. Treasury Roll Transactions — In April 2011, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modified the criteria for determining effective control of transferred assets and as a result certain treasury roll transactions are now accounted for as secured borrowings. Certain Portfolios may enter into treasury roll transactions. In a treasury roll transaction, the Portfolio transfers a treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and

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Notes to Financial Statements

future settlement date. For U.S. GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the treasury security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities.

J. Loan Participation and Assignments — Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolios’ investments in a loan may be in the form of either actual participation in loans or assignments of all or part of the loans from third parties. A loan is often administered by a bank or other financial institution that acts as an agent for all holders. The agent administers the terms of the loan which are specified in the loan agreement. The Portfolios may invest in multiple series or tranches of a loan, each of which can have different terms and associated risks. The Portfolios generally do not have a right to enforce compliance with the terms of the loan agreement and as a result, the Portfolios may be subject to the credit risk of the borrower and lender that is selling the loan agreement. When the Portfolios purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments can include lines of credit, which may require the Portfolios to grant additional cash to the borrower upon demand from the borrower. These unfunded loan commitments are in fact a future obligation in full, although a percentage of the loan amount may not be utilized by the borrower. When investing in a loan, the Portfolios have the right to receive principal, interest and any fees from the lender selling the loan agreement and only when the payments are received by the lender from the borrower. There may also be a commitment fee due to the Portfolios based on the unused portion of the line of credit of the floating rate loan. In certain cases, the Portfolios may be entitled to a penalty fee if there was a prepayment of a floating rate loan by the borrower. Fees that are earned or paid will be reflected as interest income or interest expense on the Statements of Operations. For the period ended June 30, 2014, only the High Yield Bond Portfolio and Multi-Sector Bond Portfolio invested in loan participations and assignments. At June 30, 2014 there were no unfunded loan commitments outstanding.

Note 5. Derivative Instruments

The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, to hedge exposure to a foreign currency, or as an alternative to direct investments. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment.

Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as “Cash Collateral for Derivative Positions” on the Statements of Assets and Liabilities.

A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

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C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Transactions in written call and put options for the period ended June 30, 2014 were as follows (amounts in thousands, except number of contracts):

	Balance at 12/31/2013	Sales	Closing Buys	Expirations	Exercised	Balance at 6/30/2014
Long-Term U.S. Government Bond
Portfolio
# of Contracts	1	40	—	(21)	(20)	—
Notional Amount	—	—	—	—	—	—
Premium	$—	33	—	(18)	(15)	$—
Multi-Sector Bond Portfolio
# of Contracts	26	—	—	(26)	—	—
Notional Amount	21,300	—	—	(9,200)	(12,100)	—
Premium	$51	—	—	(37)	(14)	$—

Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security. Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.

D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral, or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by

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the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.

Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.

As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the Schedules of Investments.

If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding as of June 30, 2014 for each Portfolio are disclosed in the footnotes to the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.

E. Derivative Disclosures – Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2014, are (amounts in thousands):

  Notes to Financial Statements   219

Notes to Financial Statements

	Asset Derivatives – June 30, 2014		Liability Derivatives – June 30, 2014
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Index 500 Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	$7	Payables – Futures Variation Margin	$-
Large Company Value Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	24	Payables – Foreign Currency Purchased	60
Index 400 Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	99	Payables – Futures Variation Margin	-
Mid Cap Value Stock Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	138	Payables – Foreign Currency Purchased	420
International Growth Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	-	Payables – Foreign Currency Purchased	26
Research International Core Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	2	Payables – Foreign Currency Purchased	-
International Equity Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	138	Payables – Foreign Currency Purchased	-
Emerging Markets Equity Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	272	Payables – Foreign Currency Purchased	-
Short-Term Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	3	Payables – Futures Variation Margin	21
Select Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	73
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	8	Payables – Futures Variation Margin	-
Inflation Protection Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	1	Payables – Foreign Currency Purchased	674
Interest rate contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	43
Interest rate contracts	Receivables – Outstanding Swaps Contracts, at Value	1,015	Payables – Outstanding Swaps Contracts, at Value	2,278
Multi-Sector Bond Portfolio
Credit contracts	Receivables – Outstanding Swaps Contracts, at Value	1,161	Payables – Outstanding Swaps Contracts, at Value	858
Foreign exchange contracts	Receivables – Foreign Currency Sold	1,035	Payables – Foreign Currency Purchased	2,119
Interest rate contracts	Receivables – Futures Variation Margin	107	Payables – Futures Variation Margin	-
Interest rate contracts	Receivables – Outstanding Swaps Contracts, at Value	207	Payables – Outstanding Swaps Contracts, at Value	17
Balanced Portfolio
Equity contracts	Receivables – Futures Variation Margin	9	Payables – Futures Variation Margin	-
Interest rate contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	68
Asset Allocation Portfolio
Equity contracts	Receivables – Futures Variation Margin	2	Payables – Futures Variation Margin	-
Interest rate contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	4

220  Notes to Financial Statements

Notes to Financial Statements

Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the period ended June 30, 2014 are (amounts in thousands):

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options	Futures	Forward Currency Contracts	Swaps	Total
Focused Appreciation Portfolio
Foreign currency exchange contracts	$-	$-	$(22)	$-	$(22)
Index 500 Stock Portfolio
Equity contracts	-	2,375	-	-	2,375
Large Company Value Portfolio
Foreign currency exchange contracts	-	-	(8)	-	(8)
Equity Income Portfolio
Foreign currency exchange contracts	-	-	3	-	3
Index 400 Stock Portfolio
Equity contracts	-	1,059	-	-	1,059
Mid Cap Value Portfolio
Foreign currency exchange contracts	-	-	75	-	75
Index 600 Stock Portfolio
Equity contracts	-	-	-	284	284
International Growth Portfolio
Foreign currency exchange contracts	-	-	(2)	-	(2)
Research International Core Portfolio
Foreign currency exchange contracts	-	-	33	-	33
International Equity Portfolio
Foreign currency exchange contracts	-	-	(355)	-	(355)
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	-	-	(23)	-	(23)
Short-Term Bond Portfolio
Interest rate contracts	-	(352)	-	-	(352)
Select Bond Portfolio
Foreign currency exchange contracts	-	-	69	-	69
Interest rate contracts	-	(2,815)	-	-	(2,815)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	18	179	-	-	197
Inflation Protection Portfolio
Foreign currency exchange contracts	-	-	(799)	-	(799)
Interest rate contracts	-	(1,067)	-	(63)	(1,130)
Multi-Sector Bond Portfolio
Credit contracts	-	-	-	574	574
Foreign currency exchange contracts	-	-	(1,282)	-	(1,282)
Interest rate contracts	45	1,040	-	(190)	895
Balanced Portfolio
Equity contracts	-	3,669	-	-	3,669
Foreign currency exchange contracts	-	-	41	-	41
Interest rate contracts	-	(3,328)	-	-	(3,328)
Asset Allocation Portfolio
Equity contracts	-	656	-	-	656
Interest rate contracts	-	(161)	-	-	(161)

Notes to Financial Statements  221

Notes to Financial Statements

Change in unrealized appreciation and depreciation ob derivative instruments, by contract type and primary risk exposure, for the period ended June 30, 2014 are (amounts in thousands):

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
	Options	Futures	Forward Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Equity contracts	$-	$(630)	$-	$-	$(630)
Large Company Value Portfolio
Foreign currency exchange contracts	-	-	(24)	-	(24)
Equity Income Portfolio
Foreign currency exchange contracts	-	-	(2)	-	(2)
Index 400 Stock Portfolio
Equity contracts	-	(155)	-	-	(155)
Mid Cap Value Portfolio
Foreign currency exchange contracts	-	-	(193)	-	(193)
Research International Core Portfolio
Foreign currency exchange contracts	-	-	2	-	2
International Equity Portfolio
Foreign currency exchange contracts	-	-	77	-	77
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	-	-	6	-	6
Short-Term Bond Portfolio
Interest rate contracts	-	(326)	-	-	(326)
Select Bond Portfolio
Foreign currency exchange contracts	-	-	(31)	-	(31)
Interest rate contracts	-	152	-	-	152
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	-	29	-	-	29
Inflation Protection Portfolio
Foreign currency exchange contracts	-	-	101	-	101
Interest rate contracts	-	-	-	593	593
Multi-Sector Bond Portfolio
Credit contracts	-	-	-	1,247	1,247
Foreign currency exchange contracts	-	-	99	-	99
Interest rate contracts	19	1,425	-	249	1,693
Balanced Portfolio
Equity contracts	-	(1,038)	-	-	(1,038)
Foreign currency exchange contracts	-	-	(18)	-	(18)
Interest rate contracts	-	(564)	-	-	(564)
Asset Allocation Portfolio
Equity contracts	-	(176)	-	-	(176)
Interest rate contracts	-	(14)	-	-	(14)

The volumes indicated in the open futures contracts, transactions in written options and swap agreements outstanding tables are indicative of the amounts throughout the period.

222  Notes to Financial Statements

Notes to Financial Statements

Note 6. Portfolio Risk

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Master Netting Arrangements

The Portfolios are subject to various Master Agreements that govern the terms of certain transactions. Master Repurchase Agreements and Global Master Repurchase Agreements are in place that govern repurchase, reverse repurchase, and sale-buyback financing transactions. Master Securities Forward Transaction Agreements are in place that govern the settlement of certain forward settling transactions including to-be-announced securities, delayed-delivery or sale-buyback financing transactions. Customer Account Agreements and related addenda are in place that govern certain cleared derivative transactions including futures and cleared OTC derivatives. International Swaps and Derivatives Association, Inc Master Agreements and Credit Support Annexes (“ISDA agreements”) are in place that govern certain OTC financial derivative transactions. The terms of Master Agreements may reduce counterparty risk with respect to transactions governed by the Master Agreement under certain circumstances.

Offsetting Assets and Liabilities

Certain Portfolios are parties to enforceable master netting or similar agreements which provide for the right of offset under certain circumstances. The Portfolios have made an accounting policy election not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities. As such, all financial and derivative instruments are presented on a gross basis on the Statements of Assets and Liabilities. The impacts of netting arrangements that provide the right to offset are detailed below (amounts in thousands). The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing transactions such as repurchase agreements and certain forward settling transactions can only be netted across transactions governed under the same Master Agreement with the same legal entity. For certain Portfolios, derivative amounts do not reconcile to the Statements of Assets and Liabilities due to the Statements of Assets and Liabilities including derivatives that are not covered under master netting or similar agreements. The amount of collateral presented below has been limited such that the net amount cannot be less than zero.

Notes to Financial Statements  223

Notes to Financial Statements

Large Company Value Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2014		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$24	$-	$24

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
As of June 30, 2014	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
HSBC Bank USA	$24	$-	$-	$24

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2014		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency		$60	$-	$60

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
As of June 30, 2014	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
HSBC Bank USA	$60	$-	$-	$60

Mid Cap Value Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2014		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$138	$-	$138

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
As of June 30, 2014	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
HSBC Bank USA	$138	$-	$-	$138

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2014		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency		$420	$-	$420

224  Notes to Financial Statements

Notes to Financial Statements

Mid Cap Value Portfolio continued

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
As of June 30, 2014	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
HSBC Bank USA	$420	$-	$-	$420
UBA AG	–(m)	-	-	-

Total	$420	$-	$-	$420

Select Bond Portfolio

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2014		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Securities on Loan		$55,153	$-	$55,153

Financial Liaibilities, Derivative Liabilities, and Collateral Held by Counterparty
As of June 30, 2014	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Greenwich Capital Markets	$55,153	$(54,048)	$-	$1,105

Long-Term U.S. Government Bond Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2014		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements		$26,300	$-	$26,300

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
As of June 30, 2014	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
BNP Paribas SA	$7,300	$(7,300)	$-	$-
Citigroup Global Markets, Inc.	9,500	(9,500)	-	-
Morgan Stanley & Co. LLC	9,500	(9,500)	-	-

Total	$26,300	$(26,300)	$-	$-

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2014		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Treasury Rolls		$46,841	$-	$46,841

Notes to Financial Statements  225

Notes to Financial Statements

Long-Term U.S. Government Bond Portfolio continued

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
As of June 30, 2014	(iii)	(iv) Gross Amounts Not Offset in the Statement of Assets and Liabilities		(v) = (iii) - (iv)
Counterparty	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Barclays Capital, Inc.	$44,827	$(44,821)	$-	$6
Credit Suisse Securities LLC	143	(142)	-	1
Goldman Sachs & Co.	1,871	(1,871)	-	-

Total	$46,841	$(46,834)	$-	$7

Inflation Protection Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2014		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$1	$-	$1
Swap Contracts		78	-	78

Total		$79	$-	$79

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
As of June 30, 2014	(iii)	(iv) Gross Amounts Not Offset in the Statement of Assets and Liabilities		(v) = (iii) - (iv)
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Bank of America, N.A.	$76	$-	$-	$76
Barclays Bank PLC	2	-	-	2
HSBC Bank USA	1	-	(1)	-

Total	$79	$-	$(1)	$78

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2014		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency		$674	$-	$674
Swaps Contracts		1,278	-	1,278

Total		$1,952	$-	$1,952

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
As of June 30, 2014	(iii)	(iv) Gross Amounts Not Offset in the Statement of Assets and Liabilities		(v) = (iii) - (iv)
Counterparty	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Bank of America, N.A.	$565	$(394)	$-	$171
Barclays Bank PLC	713	(713)	-	-
HSBC Bank USA	674	-	-	674

Total	$1,952	$(1,107)	$-	$845

226  Notes to Financial Statements

Notes to Financial Statements

Multi-Sector Bond Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2014		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$1,035	$-	$1,035
Swap Contracts		1,293	-	1,293

Total		$2,328	$-	$2,328

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
As of June 30, 2014	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Bank of America, N.A.	$370	$-	$-	$370
Barclays Bank PLC	189	-	-	189
Citibank, N.A.	184	-	-	184
Goldman Sachs International	837	-	-	837
HSBC Bank USA	236	-	-	236
JPMorgan Chase Bank, N.A.	351	-	-	351
Morgan Stanley Capital Services	117	-	-	117
UBS AG	46	-	-	46

Total	$2,328	$-	$-	$2,328

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2014		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency		$2,120	$-	$2,120
Swap Contracts		767	-	767

Total		$2,886	$-	$2,886

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
As of June 30, 2014	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Bank of America, N.A.	$369	$-	$-	$369
Barclays Bank PLC	449	-	(150)	449
BNP Paribas SA	215	-	-	215
Citibank, N.A.	147	-	-	147
Goldman Sachs International	1,359	-	-	1,359
HSBC Bank USA	125	-	-	125
JPMorgan Chase Bank, N.A.	91	-	(91)	91
Morgan Stanley Capital Services	38	-	(38)	38
UBS AG	94	-	-	94

Total	$2,886	$-	$(279)	$2,886

Notes to Financial Statements  227

Notes to Financial Statements

Balanced Portfolio

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2014		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Securities on Loan		$55,696	$-	$55,696

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
As of June 30, 2013	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Greenwich Capital Markets	$55,696	$(54,551)	$-	$1,144

Note 7. Investment Advisory and Sub-Advisory Fees

The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to MSA, a wholly owned subsidiary of Northwestern Mutual. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock Portfolio	0.20%
Index 400 Stock Portfolio	0.25%
Mid Cap Value Portfolio	0.85%
Small Cap Value Portfolio	0.85%
Money Market Portfolio	0.30%
Select Bond Portfolio	0.30%
Balanced Portfolio	0.30%

For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess Over $100 Million
Growth Stock Portfolio	0.60%	0.50%	0.40%
Large Cap Core Stock Portfolio	0.60%	0.50%	0.40%
Mid Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
Small Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
High Yield Bond Portfolio	0.60%	0.50%	0.40%

Portfolio	First $100 Million	Next $400 Million	Excess Over $500 Million
Focused Appreciation Portfolio	0.80%	0.75%	0.70%

Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Domestic Equity Portfolio	0.65%	0.55%	0.50%
Large Company Value Portfolio	0.72%	0.67%	0.62%
International Growth Portfolio	0.75%	0.65%	0.55%
Short-Term Bond Portfolio	0.35%	0.33%	0.30%
Long-Term U.S. Government Bond Portfolio	0.555%	0.515%	0.495%
Inflation Protection Portfolio	0.58%	0.55%	0.49%
Multi-Sector Bond Portfolio	0.79%	0.78%	0.77%
Asset Allocation Portfolio	0.60%	0.50%	0.40%

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million
Large Cap Blend Portfolio	0.77%	0.70%	0.62%	0.56%
Research International Core Portfolio	0.88%	0.82%	0.75%	0.68%

228  Notes to Financial Statements

Notes to Financial Statements

Portfolio	First $500 Million	Excess Over $500 Million
Equity Income Portfolio	0.65%	0.60%

Portfolio	First $200 Million	Excess Over $200 Million
Index 600 Stock Portfolio	0.25%	0.20%

Portfolio	First $50 Million	Excess Over $50 Million
International Equity Portfolio	0.85%	0.65%

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1.0 Billion
Emerging Markets Equity Portfolio	1.14%	1.08%	0.96%	0.78%

MSA, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees and expenses and extraordinary expenses) will not exceed the following amounts:

Portfolio		Expiration
Focused Appreciation Portfolio	0.90%	April 30, 2015
Large Cap Blend Portfolio	0.85%	April 30, 2015
Large Company Value Portfolio	0.80%	April 30, 2015
Domestic Equity Portfolio	0.75%	April 30, 2015
Equity Income Portfolio	0.75%	April 30, 2015
Mid Cap Value Portfolio	1.00%	April 30, 2015
Index 600 Stock Portfolio	0.35%	April 30, 2015
Small Cap Value Portfolio	1.00%	April 30, 2015
International Growth Portfolio	1.10%	April 30, 2015
Research International Core Portfolio	1.15%	April 30, 2015
Emerging Markets Equity Portfolio	1.50%	April 30, 2015
Short-Term Bond Portfolio	0.45%	April 30, 2015
Long-Term U.S. Government Bond Portfolio	0.65%	April 30, 2015
Inflation Protection Portfolio	0.65%	April 30, 2015
Multi-Sector Bond Portfolio	0.90%	April 30, 2015
Asset Allocation Portfolio	0.75%	April 30, 2015

Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee on average net assets over $500 million such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million and 0.35% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2015.

Focused Appreciation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.66% on the Portfolio’s first $100 million of average net assets, 0.61% on the next $400 million, and 0.60% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2015.

Large Cap Core Stock Portfolio – MSA has agreed to waive a portion of its management fee on average net assets over $500 million such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million and 0.35% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2015.

Large Company Value Portfolio –MSA has agreed to waive a portion of its management fee such that the management fee is 0.68% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, and 0.59% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2015.

Notes to Financial Statements  229

Notes to Financial Statements

Mid Cap Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee on average net assets over $500 million such that the management fee is 0.80% on the Portfolio’s first $50 million, 0.65% on the next $50 million, 0.50% on the next $400 million and 0.45% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2015.

Index 400 Stock Portfolio – MSA has agreed to waive a portion of its management fee on average net assets over $500 million such that the management fee is 0.25% on the Portfolio’s first $500 million and 0.20% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2015.

Mid Cap Value Portfolio –MSA has agreed to waive a portion of its management fee such that the management fee is 0.79% on the Portfolio’s first $150 million of average net assets, and 0.70% in excess of $150 million. MSA may terminate this fee waiver agreement at any time after April 30, 2015.

Small Cap Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.80% on the Portfolio’s first $50 million of average net assets, 0.65% on the next $50 million, 0.50% on the next $400 million and 0.45% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2015.

Small Cap Value Portfolio – MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.85% on the Portfolio’s first $500 million of average net assets and 0.80% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2015.

International Equity Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee for the Portfolio is 0.80% on the Portfolio’s first $50 million of average net assets, 0.60% on the next $950 million, 0.58% on the next $500 million, 0.51% on the next $500 million, and 0.45% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2015.

Money Market Portfolio ––MSA voluntarily agreed to waive its entire management fee on a temporary basis. This voluntary waiver will be reviewed periodically by MSA in light of market and economic developments and may be revised or discontinued at any time without advance notice.

Short-Term Bond Portfolio – MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.35% on the Portfolio’s first $100 million of average net assets, 0.33% on the next $150 million, 0.30% on the next $250 million and 0.28% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2015.

Inflation Protection Portfolio –MSA has agreed to waive a portion of its management fee such that the management fee is 0.55% on the Portfolio’s first $100 million of average net assets, 0.50% on the next $150 million, and 0.46% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2015.

High Yield Bond Portfolio – MSA has agreed to waive a portion of its management fee on assets over $1 billion such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million and 0.35% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2015.

Multi-Sector Bond Portfolio – Effective February 4, 2014, MSA agreed to waive a portion of its management fee such that the management fee is 0.74% on the Portfolio’s first $100 million of average net assets, 0.73% on the next $150 million, and 0.70% on average net assets in excess of $250 million. MSA may terminate this feewaiver agreement at any time after April 30, 2015.

Balanced Portfolio – MSA has agreed to waive a portion of its management fee such that its management fee on assets invested in affiliated companies is 0.05%. MSA may terminate this fee waiver agreement at any time after April 30, 2015.

230  Notes to Financial Statements

Notes to Financial Statements

Asset Allocation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.55% on the Portfolio’s first $100 million of average net assets, 0.45% on the next $150 million, and 0.35% on average net assets in excess of $250 million. In addition, MSA has agreed to waive a portion of its management fee such that its management fee on assets invested in affiliated companies is 0.05%. MSA may terminate these fee waiver agreements at any time after April 30, 2015.

Certain Portfolios, listed below, pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the period ended June 30, 2014, the amounts paid through expense offset arrangements were as follows:

Portfolio	Amount
Focused Appreciation Portfolio	$902
Index 500 Stock Portfolio	89
Equity Income Portfolio	55
Index 400 Stock Portfolio	100
Index 600 Stock Portfolio	162
Small Cap Value Portfolio	182
Money Market Portfolio	70
Short-Term Bond Portfolio	87
High Yield Bond Portfolio	290
Balanced Portfolio	137
Asset Allocation Portfolio	58

With respect to certain Portfolios, MSA has engaged and oversees sub-advisers who manage the day-to-day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such Portfolio out of its investment management fee.

Note 8. Federal Income Tax Matters

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to the tax treatment of deferred losses, corporate actions, passive foreign investment companies and interest only securities.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to character differences with respect to income on swaps, foreign currency transactions, foreign bond sales, passive foreign investment companies and paydowns on structured product investments.

Certain losses incurred by the Portfolios after October 31 are deferred and deemed to have occurred in the next fiscal year for income tax purposes. Deferred late year losses for federal income tax purposes are carried forward to offset future income or net realized gains. A summary of the Portfolios’ late year losses and capital loss carryovers as of December 31, 2013 is provided below:

			Capital Loss Carryover
	Late Year Capital Losses	Late Year Ordinary Losses	Amount Subject to Expiration	Expiration	Utilized in 2013	Amount Not Subject to Expiration
	(Amounts in thousands)
Growth Stock Portfolio	$–	$–	$–	$–	$–	$–
Focused Appreciation Portfolio	–	–	–	–	1,071	–
Large Cap Core Stock Portfolio	–	–	–	–	9,190	–
Large Cap Blend Portfolio	–	–	–	–	–	–
Index 500 Stock Portfolio	–	–	–	–	–	–
Large Company Value Portfolio	–	–	–	–	3,453	–
Domestic Equity Portfolio	–	–	31,813	2017	24,432	–
Equity Income Portfolio	–	–	–	–	1,349	–
Mid Cap Growth Stock Portfolio	–	–	–	–	–	–
Index 400 Stock Portfolio	–	–	–	–	–	–
Mid Cap Value Portfolio	–	–	–	–	–	–

Notes to Financial Statements  231

Notes to Financial Statements

			Capital Loss Carryover
	Late Year Capital Losses	Late Year Ordinary Losses	Amount Subject to Expiration	Expiration	Utilized in 2013	Amount Not Subject to Expiration
	(Amounts in thousands)
Small Cap Growth Stock Portfolio	$–	$–	$–	$–	$41,627	$–
Index 600 Stock Portfolio	–	–	–	–	–	–
Small Cap Value Portfolio	–	–	–	–	–	–
International Growth Portfolio	–	–	26,124	2017	41,500	–
Research International Core Portfolio	–	–	–	–	10,023	–
International Equity Portfolio	–	–	–	–	–	–
Emerging Markets Equity Portfolio	–	–	–	–	–	–
Money Market Portfolio	–	–	–	–	–	4
Short-Term Bond Portfolio	–	–	–	–	390	133
Select Bond Portfolio	–	–	–	–	–	20,629
Long-Term U.S. Government Bond Portfolio	–	–	–	–	–	1,495
Inflation Protection Portfolio	–	–	–	–	–	–
High Yield Bond Portfolio	–	–	28,315	2016-2017	4,819	–
Multi-Sector Bond Portfolio	–	–	–	–	–	983
Balanced Portfolio	–	–	–	–	–	–
Asset Allocation Portfolio	–	–	–	–	4,128	–

Capital losses incurred during fiscal years after 2010 are carried forward indefinitely and retain the character of the original loss. These losses are deferred to the first day of the next fiscal year and must be utilized prior to the losses incurred prior to 2011.

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the period ended December 31, 2013 was as follows:

	2013 Distributions Paid From:
Portfolio	Ordinary Income	Long-Term Capital Gain
	(Amounts in thousands)
Growth Stock Portfolio	$5,017	$52,317
Focused Appreciation Portfolio	2,567	—
Large Cap Core Stock Portfolio	5,721	—
Large Cap Blend Portfolio	5,447	1,060
Index 500 Stock Portfolio	37,227	37,550
Large Company Value Portfolio	2,362	2,653
Domestic Equity Portfolio	8,767	—
Equity Income Portfolio	7,946	—
Mid Cap Growth Stock Portfolio	3,093	39,484
Index 400 Stock Portfolio	8,276	16,978
Mid Cap Value Portfolio	2,886	1,673
Small Cap Growth Stock Portfolio	2,247	—
Index 600 Stock Portfolio	4,606	2,729
Small Cap Value Portfolio	5,874	2,384
International Growth Portfolio	5,267	—
Research International Core Portfolio	452	—
International Equity Portfolio	35,590	421
Emerging Markets Equity Portfolio	2,364	589
Money Market Portfolio	467	—
Short-Term Bond Portfolio	273	—
Select Bond Portfolio	62,323	4,531
Long-Term U.S. Government Bond Portfolio	209	15
Inflation Protection Portfolio	5,309	2,509
High Yield Bond Portfolio	27,656	—
Multi-Sector Bond Portfolio	16,562	1,400
Balanced Portfolio	78,038	93,484
Asset Allocation Portfolio	8,268	—
As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

232  Notes to Financial Statements

Notes to Financial Statements

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in thousands)
Growth Stock Portfolio	$27,304	$60,227	$–	$191,829
Focused Appreciation Portfolio	131	67,736	–	152,337
Large Cap Core Stock Portfolio	17,998	39,461	–	85,811
Large Cap Blend Portfolio	106	5,976	–	19,901
Index 500 Stock Portfolio	38,785	25,737	–	889,795
Large Company Value Portfolio	18	9,083	–	25,473
Domestic Equity Portfolio	10,230	–	(31,813)	118,663
Equity Income Portfolio	11,503	19,790	–	140,017
Mid Cap Growth Stock Portfolio	57,938	152,865	–	119,592
Index 400 Stock Portfolio	8,690	27,731	–	197,792
Mid Cap Value Portfolio	18,597	17,632	–	35,031
Small Cap Growth Stock Portfolio	–	57,429	–	75,397
Index 600 Stock Portfolio	389	1,407	–	30,679
Small Cap Value Portfolio	2,655	14,091	–	226,415
International Growth Portfolio	5,386	–	(26,124)	54,405
Research International Core Portfolio	6,474	2,790	–	62,039
International Equity Portfolio	48,587	101,968	–	353,913
Emerging Markets Equity Portfolio	2,542	140	–	3,859
Money Market Portfolio	415	–	(4)	–
Short-Term Bond Portfolio	1,286	–	(133)	426
Select Bond Portfolio	36,871	–	20,629	1,506
Long-Term U.S. Government Bond Portfolio	2,087	–	(1,495)	(14,187)
Inflation Protection Portfolio	4,294	–	–	(7,668)
High Yield Bond Portfolio	27,964	–	(28,315)	23,344
Multi-Sector Bond Portfolio	13,528	–	(983)	5,999
Balanced Portfolio	110,484	132,954	–	158,149
Asset Allocation Portfolio	9,462	19,761	–	23,067

Note 9. Voluntary Reimbursements

Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld attributable to the portion of the Portfolio owned by Northwestern Mutual. Reimbursements are recorded when foreign dividend taxes are accrued.

Voluntary reimbursements for the periods ended June 30, 2014 and December 31, 2013 are summarized below:

Portfolio	2014 Reimbursements	2013 Reimbursements
International Growth Portfolio	$304,971	$370,045
International Equity Portfolio	2,275,420	1,797,491
Research International Core Portfolio	246,427	210,374
Emerging Markets Equity Portfolio	237,215	349,091

Note 10. Guarantees

In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

Note 11. Investment Income and Securities Transactions

For the period ended June 30, 2014, transactions in securities other than short term investments were (amounts in thousands):

Notes to Financial Statements  233

Notes to Financial Statements

Portfolio	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/Maturities	U.S. Govt. Security Sales/Maturities
Growth Stock Portfolio	$185,334	$—	$206,618	$—
Focused Appreciation Portfolio	219,977	—	206,323	—
Large Cap Core Stock Portfolio	11,412	—	18,369	—
Large Cap Blend Portfolio	20,331	—	22,505	—
Index 500 Stock Portfolio	23,587	—	50,419	—
Large Company Value Portfolio	57,667	—	57,172	—
Domestic Equity Portfolio	23,561	—	41,368	—
Equity Income Portfolio	58,794	—	36,210	—
Mid Cap Growth Stock Portfolio	387,232	—	430,277	—
Index 400 Stock Portfolio (a)	38,474	—	57,128	—
Mid Cap Value Portfolio	130,071	—	112,875	—
Small Cap Growth Stock Portfolio	77,124	—	89,887	—
Index 600 Stock Portfolio (b)	25,123	—	53,441	—
Small Cap Value Portfolio	38,635	—	40,163	—
International Growth Portfolio	122,680	—	109,891	—
Research International Core Portfolio (c)	96,461	—	57,068	—
International Equity Portfolio	210,322	—	188,789	—
Emerging Markets Equity Portfolio (d)	130,114	—	90,993	—
Short-Term Bond Portfolio	40,221	120,419	12,773	117,816
Select Bond Portfolio	265,518	730,049	246,691	746,159
Long-Term U.S. Government Bond Portfolio	—	63,279	642	65,252
Inflation Protection Portfolio	20,294	45,176	6,528	39,432
High Yield Bond Portfolio	153,077	—	117,070	—
Multi-Sector Bond Portfolio	206,749	9,011	137,692	7,416
Balanced Portfolio	222,979	546,524	262,743	560,075
Asset Allocation Portfolio	20,689	39,702	23,414	39,002

(a) Includes $890 (in thousands) of purchases and $279 (in thousands) of sells directly with affiliates

(b) Includes $279 (in thousands) of purchases and $890 (in thousands) of sells directly with affiliates

(c) Includes $3 (in thousands) of sells directly with affiliates

(d) Includes $3 (in thousands) of purchases directly with affiliates

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2014 are as follows:

Portfolio	Value at 12/31/2013	Purchases	Sales	Value at 6/30/2014	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2014
	(Amounts in thousands)
Balanced
Growth Stock	$147,712	$–	$–	$154,088	$–	$–	$–	17.8%
Focused Appreciation	72,512	–	–	73,106	–	–	–	11.2
Large Cap Core	68,283	–	–	73,341	–	–	–	13.0
Large Cap Blend	68,539	–	–	74,283	–	–	–	45.7
Large Company Value	68,288	–	–	73,717	–	–	–	40.5
Domestic Equity	69,144	–	–	75,050	–	–	–	12.4
Equity Income	68,513	–	–	72,691	–	–	–	9.7
Mid Cap Growth Stock	93,952	1,600	–	97,988	–	–	–	9.2
Mid Cap Value	93,373	1,600	–	104,590	–	–	–	26.6
Small Cap Growth Stock	33,065	–	–	34,606	–	–	–	6.5
Small Cap Value	31,892	–	–	32,855	–	–	–	5.5
Research International Core	159,107	–	–	163,943	–	–	–	35.5
International Equity	71,464	–	–	73,411	–	–	–	4.0
Emerging Markets Equity	19,638	–	9,000	10,620	424	–	–	2.5

	$1,065,482	$3,200	$9,000	$1,114,289	$424	$–	$–

Asset Allocation
Growth Stock	$20,072	$–	$–	$20,939	$–	$–	$–	2.4%
Focused Appreciation	9,850	–	–	9,930	–	–	–	1.5
Large Cap Core	10,436	–	–	11,209	–	–	–	2.0
Large Cap Blend	10,476	–	–	11,354	–	–	–	7.0
Large Company Value	9,280	–	–	10,018	–	–	–	5.5
Domestic Equity	9,396	–	–	10,199	–	–	–	1.7

234  Notes to Financial Statements

Notes to Financial Statements

Portfolio	Value at 12/31/2013	Purchases	Sales	Value at 6/30/2014	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2014
	(Amounts in thousands)
Equity Income	$9,309	$–	$–	$9,877	$–	$–	$–	1.3%
Mid Cap Growth Stock	12,467	400	–	13,189	–	–	–	1.2
Mid Cap Value	12,394	400	–	14,085	–	–	–	3.6
Small Cap Growth Stock	5,950	–	–	6,227	–	–	–	1.2
Small Cap Value	5,739	–	–	5,913	–	–	–	1.0
Research International Core	24,120	–	–	24,853	–	–	–	5.4
International Equity	10,840	–	–	11,135	–	–	–	0.6
Emerging Markets Equity	2,728	–	1,000	1,753	65	–	–	0.4

	$153,057	$800	$1,000	$160,681	$65	$–	$–

Note 12. Litigation

The Index 400 Stock, Index 500 Stock, Small Cap Value and Equity Income Portfolios are among the defendants in lawsuits and/or adversary proceedings (the “Actions”) arising out of investments made by those Portfolios in two separate companies. These Actions seek to recover all payments made to beneficial owners of common stock in 2007 in connection with leveraged buy-out transactions involving each company. The Actions allege no misconduct by the Portfolios or management, and management intends to vigorously defend these Actions. One of the lawsuits has been dismissed and is on appeal, and the remaining lawsuits are in the pleadings stage. The value of the proceeds received by these Portfolios in 2007, and the percentage the proceeds represent of each Portfolio’s net assets as of June 30, 2014, were: Index 400 Stock Portfolio $5,600,000 (0.901% of net assets); Index 500 Stock Portfolio $977,000 (0.05% of net assets); Small Cap Value Portfolio $618,000 (0.11% of net assets); and Equity Income Portfolio $2,873,000 (0.42% of net assets).

Note 13. Subsequent Events

Effective August 30, 2014 and continuing for a period of time to be determined , MSA voluntarily agreed to waive its advisory fee and/or reimburse expenses in excess of the Portfolio’s daily yield so as to maintain a zero or positive yield for the Portfolio,

On August 6, 2014, the Board selected Blackrock Advisors, LLC, T. Rowe Price Associates, Inc., Wells Capital Management, Inc., and Federated Investment Management Company, respectively, to serve as sub-adviser to and manage the day to day investment operations of the Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, and High Yield Bond Portfolio. These changes will be effective on or about October 31, 2014.

Effective August 29, 2014, the Balanced and Asset Allocation Portfolios have expanded their affiliated fund of funds investment strategy to include the Portfolios’ fixed income exposure. In connection with this expanded fund of funds strategy, MSA voluntarily agreed to waive its entire investment advisory fee, for the period from August 30, 2014 through October 31, 2014, on all assets invested by the Balanced and Asset Allocation Portfolios in the Select Bond and High Yoild Bond Portfolios.

Notes to Financial Statements  235

Proxy Voting Portfolio Holdings

Proxy Voting Guidelines and Record

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q filings are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Portfolios also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on the Internet at www.northwesternmutual.com.

236  Proxy Voting and Portfolio Holdings

Approval and Continuance of Investment Advisory and

Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

Annual Contract Review Process

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as applicable, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.

At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and each of the sub-advisers of those portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”) for which Mason Street Advisors has appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.

Board Approvals During the Six-Month Period Ended June 30, 2014

At its February 20, 2014 meeting, the Series Fund Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved the continuance of the Amended and Restated Advisory Agreement between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Portfolios (the “Advisory Agreement”).

At its February 20, 2014 meeting, the Series Fund Board, including the Independent Directors, also unanimously approved the continuance of Investment Sub-Advisory Agreements between Mason Street Advisors and (1) The Boston Company Asset Management, LLC (“TBC”) relating to the Series Fund’s Growth Stock Portfolio, (2) William Blair & Company, L.L.C. (“William Blair”) relating to the Series Fund’s Mid Cap Growth Stock Portfolio, and (3) Wellington Management Company, LLP (“Wellington”) relating to the Series Fund’s Small Cap Growth Stock Portfolio.

At its May 16, 2014 meeting, the Series Fund Board, including the Independent Directors, unanimously approved the continuance of (1) the Investment Sub-Advisory Agreement between Mason Street Advisors and Fiduciary Management, Inc. (“Fiduciary”) relating to the Series Fund’s Large Cap Blend Portfolio, (2) an Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts Financial Services Company (“MFS”) relating to the Series Fund’s Emerging Markets Equity Portfolio and Research International Core Portfolio (3) a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Templeton Investment Counsel, LLC (“Templeton”) relating to the Series Fund’s International Equity Portfolio, and (4) an Investment Sub-Advisory Agreement between Mason Street Advisors and Fayez Sarofim & Co. (“Sarofim & Co.”) relating to the Series Fund’s Large Cap Core Stock Portfolio. TBC, William Blair, Wellington, Fiduciary, MFS, Templeton, and Sarofim & Co. are sometimes collectively referred to herein as the “Sub-Advisers,” their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios” and the respective Investment Sub-Advisory Agreements with such Sub-Advisers are collectively referred to herein as the “Sub-Advisory Agreements.”

In determining whether to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors and the Sub-Advisers in advance of each meeting to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. While particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason Street Advisors and the Sub-Advisers and the nature, extent and quality of the services they provide to the Portfolios, together with related information, is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was informed by information provided and deliberations that occurred at other meetings throughout the year.

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The Independent Directors also received a memorandum from their counsel advising them of their responsibilities in connection with the continuance of the Advisory Agreement and Sub-Advisory Agreements, and summarizing the legal standards governing the review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to sub-advisers under the Series Fund’s manager of managers structure. In addition, during the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers present, and were represented throughout the process by legal counsel.

Continuation of Advisory Agreement Between the Series Fund and Mason Street Advisors

At its February 20, 2014 meeting, the Series Fund Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement with respect to each Series Fund Portfolio. In addition to the information presented by and about Mason Street Advisors during the course of that meeting, the directors had available for consideration Mason Street Advisor’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from Mason Street Advisors designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Advisory Agreement. Also available was an independent report prepared by Lipper, Inc. (the “Lipper Report”) for each of the Portfolios. The Lipper Report included details regarding the contractual and actual management fees, actual total expenses, non-management expenses, brokerage commissions, turnover and performance captured over a variety of measurements, as well as comparative information against a Lipper peer group for each Portfolio as selected by Lipper, and a universe of other funds underlying variable insurance products with a similar investment classification/objective. In addition to the information presented at the February 20, 2014 meeting, the directors’ considerations included the information provided to them and made available throughout the year regarding the Portfolios and Mason Street Advisors, their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates.

The material factors and conclusions that formed the basis for the Board’s determination include those discussed below. The directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ overall business, organization and management structure and the tenure and experience of Mason Street Advisors’ investment personnel in general and the portfolio managers of each Portfolio in particular. Included as part of their review were the presentations and information provided by Mason Street Advisors regarding the investment process implemented by Mason Street Advisors for the Portfolios as described by Mason Street Advisors and as presented by portfolio managers of the Portfolios during the year. Also included were the services provided by Mason Street Advisors in connection with the oversight and evaluation of the various sub-advisers appointed to manage certain of the Portfolios. The Board considered Mason Street Advisors’ discussion of the evolution of its sub-adviser oversight process, including the personnel involved in, and the resources committed to, the sub-advisory oversight process.

The directors recognized that in addition to the investment advisory services provided by Mason Street Advisors, Mason Street Advisors and its affiliates provided certain other administrative services necessary for the operation of the Portfolios and the servicing of the Series Fund’s investors. The directors took into consideration the risk management infrastructure implemented by Mason Street Advisors for the Series Fund, the Series Fund’s compliance program, compliance infrastructure and the various compliance policies and procedures, and the compliance oversight provided by Mason Street Advisors with respect to the Portfolios.

Based on their review of these factors and their experience with Mason Street Advisors’ services for the Portfolios, the directors concluded, within the context of their overall determinations regarding the Advisory Agreement, that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, the resources committed by Mason Street Advisors in providing those services and the experience and capabilities of the personnel associated with the Portfolios.

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Investment Performance. The Lipper Report was requested by the Board to assist them in their evaluation of the performance of the Portfolios. The directors considered the investment performance of each of the Portfolios over a variety of periods. In addition to absolute performance and risk adjusted performance for each Portfolio for both short and long term periods, the directors considered (i) a comparison of each Portfolio’s one-, three- and five-year (as applicable) performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year periods. The directors evaluated each Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Portfolios. The directors were also presented with information from Mason Street Advisors regarding the relevant market conditions and other factors resulting in the performance of each Portfolio.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. The directors gave weight to their ongoing discussions with senior management at Mason Street Advisors concerning Portfolio performance, as well as discussions regarding performance, investment process and investment strategies between the Board, sub-advisers and the portfolio managers of the Portfolios that occurred at meetings from time to time. Generally speaking, while attentive to short term performance and what it might indicate, the directors provided greater weight to longer term performance.

The performance discussion was supplemented by Mason Street Advisors’ review of the market conditions and factors that had resulted in the underperformance by certain Portfolios over various periods. Particular attention was given to those Portfolios which ranked in Lipper’s fourth quartile. The performance issues presented by certain Portfolios were acknowledged and taken into account, as well as the steps that Mason Street Advisors was implementing to address those issues, including a recent addition of sub-advisers to certain equity Portfolios and adding sub-advisers to certain of the fixed income Portfolios.

Based on the Board’s review of the various measures and periods of investment performance, the explanations for the factors resulting in the performance of certain of the Portfolios, and the steps being taken or being considered to address performance, the Board concluded that, in the totality of circumstances and within the context of its overall determinations regarding the Advisory Agreement, it was satisfied with the relative investment performance of each Portfolio over time and that, with respect to the Emerging Markets Equity, Research International Core, Asset Allocation and Balanced Portfolios, the performance was being sufficiently monitored and appropriate actions were taken or are being considered. With respect to the Select Bond, Short-Term Bond and High Yield Bond Portfolios, the Board was satisfied that the steps taken to address the performance, including the proposed appointment of sub-advisers for each of the Portfolios, was reasonable and appropriate.

Management Fees and Other Expenses. The Lipper Report was requested by the Board to assist them in the evaluation of the expense of the Portfolios. The directors considered a comparison of the actual and contractual management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors further considered the total operating expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group. The Lipper Report also included for the directors’ consideration a new expense universe methodology for portfolios with similar 12b-1/non12b-1 structures in the variable insurance products universe. The directors considered the comparative data as a guide to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not ascertainable.

In evaluating the management fees paid by each Portfolio, the directors considered the actual and contractual fees paid by each Portfolio under the Advisory Agreement and the expense cap and fee waiver agreements that were in place for certain of the Portfolios. In considering Mason Street Advisors’ management fees on a stand-alone basis, and the fact that five Portfolios were ranked in Lipper’s third quartile and three Portfolios were ranked in Lipper’s fourth quartile for management fees, the Board took into consideration that the management fees compensated Mason Street Advisors for a broader range of services (both investment management and administrative services) than would often be the case under a typical investment management contract, and concluded that as a result of these additional services, a comparison of Mason Street Advisors’ management fees to Lipper averages might not provide a complete frame of reference.

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The directors recognized that Mason Street Advisors manages the assets of other clients in addition to the Series Fund, substantially all of whom are affiliates of Mason Street Advisors. The directors did not, however, consider the management fees charged to other Mason Street Advisors’ clients as particularly relevant in assessing the fees charged under the Advisory Agreement. They were informed that the advisory fees were based on different factors and considerations, including differences in the level and nature of services provided to Mason Street Advisors’ affiliated clients compared to the services provided by Mason Street Advisors to the Series Fund, and in some instances, these clients had investment objectives and policies different than the Portfolios.

The directors also considered each Portfolio’s total operating expenses over various periods. The directors considered that 25 of the 27 Portfolios were consistently in the top two quartiles (meaning lowest expenses) of their respective Lipper peer group category for total operating expenses. The Board also considered Mason Street Advisors’ detailed explanation of the nature of the expenses that contributed to the higher operating expenses associated with those Portfolios that were ranked in the bottom half of their Lipper expense universe for total expenses and/or actual management fees, as well as the expense cap and fee waiver agreements that were in place, or that Mason Street Advisors had agreed to add, for such Portfolios.

In considering the level of management fees, the directors also considered the structure and size of the Portfolios, the expenses assumed by Mason Street Advisors, the existing expense cap and fee waiver arrangements agreed to by Mason Street Advisors for certain of the Portfolios and the amounts waived or reimbursed by Mason Street Advisors under the agreements. Based on their review of the management fees and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the directors concluded that the management fees and total operating expenses of each of the Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Portfolios.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors due to its relationship with the Portfolios. The directors considered Mason Street Advisors’ pricing methodology for its services as investment adviser and for the products for which the Portfolios underlie the investment options. The directors considered Mason Street Advisors’ quarterly presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to its revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by information regarding the range of peer expenses in each Portfolio’s respective Lipper category and the ranking of each Portfolio within the categories. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors also considered services provided by affiliates of Mason Street Advisors. The directors considered the allocation of fees as between Mason Street Advisors and each sub-adviser as well as applicable asset levels, breakpoints, total expenses and management fee waivers that are in place for those Portfolios. The directors also received information on soft dollar arrangements and any other benefits to Mason Street Advisors or its affiliates arising from its relationship with the Portfolios, including the participation of fund families advised by certain sub-advisers to the Portfolios on the brokerage platform and/or in the affinity fund or select fund programs offered by an affiliate of Mason Street Advisors and the payment of fees by those entities to affiliates of Mason Street Advisors.

The Board also considered that the assets of three of the Portfolios are invested in certain exchange traded funds (“ETFs”) beyond the limitations of the 1940 Act in reliance on certain exemptive orders issued by the Securities and Exchange Commission to such ETFs, and concluded that the advisory fees payable to Mason Street Advisors by such Portfolios were based on services that were in addition to, and not duplicative of, services provided by the ETFs.

The directors recognized the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, since such information generally is not publicly available and may be impacted by numerous factors specific to the investment adviser and its method of allocating revenues and expenses. Based on their review of the profitability analysis for each Portfolio, the directors concluded that they were satisfied that Mason Street Advisors’ level of profitability from its relationship with each Portfolio was not excessive.

Economies of Scale. The directors also considered whether each Portfolio’s expense structure permitted economies of scale to be shared with Portfolio investors. The directors considered the breakpoints contained in the management fee schedules for the 20 of the 27 Portfolios that have breakpoints and the extent to which the Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account Mason Street Advisors’ explanation of why breakpoints for the remaining Portfolios had not been established, including that these Portfolios were ranked the lowest or close to the lowest in terms of total expenses of each Portfolio’s respective peer group as determined by Lipper or benefited from breakpoints

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contained in advisory fee waivers and/or expense cap agreements put in place by Mason Street Advisors. Also considered was Mason Street Advisors’ commitment to continue to regularly work with the Board to evaluate the need for additional breakpoints or fee waivers as each Portfolio’s assets grow over time. In particular, the directors considered that Mason Street Advisors, in connection with its regular evaluation of breakpoints and fee waivers, implemented an advisory fee waiver for Multi-Sector Bond Portfolio and added an additional breakpoint to the existing advisory fee waiver for the International Equity Portfolio. Based on this information, the Board concluded that, within the context of its overall determinations regarding the Advisory Agreement, each Portfolio’s fee structure reflected appropriate economies of scale for the benefit of Portfolio investors.

Continuation of the Sub-Advisory Agreements Between Mason Street Advisors and Certain Sub-Advisers

At its February 20, 2014 and May 16, 2014 meetings, the Series Fund Board, including the Independent Directors, unanimously approved the continuance of the Sub-Advisory Agreements with respect to the Sub-Advised Portfolios. At those meetings, the directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised Portfolios. In addition to the information presented by and about the Sub-Advisers during the course of those meetings, the directors also had available for consideration each Sub-Adviser’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from the Sub-Advisers designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Sub-Advisory Agreements. The directors also had available Mason Street Advisors’ Executive Summary and Overview regarding each of the Sub-Advisers and other materials prepared by Mason Street Advisors. The materials contained detailed information concerning the expenses, performance, brokerage commissions, portfolio turnover, style consistency and other factors with respect to each of the Sub-Advised Portfolios, as well as a recap of the Sub-Advisers’ responses to the compliance questions contained in the Section 15(c) Report and the observations of Mason Street Advisors’ compliance group regarding the compliance structure and practices of each of the Sub-Advisers. The directors also considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their ongoing discussions with representatives of Mason Street Advisors, its affiliates and the Sub-Advisers.

The material factors and conclusions that formed the basis for the Board’s determination include those discussed below. The directors evaluated a variety of information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Sub-Adviser’s services, factors considered by the directors included each Sub-Adviser’s overall business, organization and management structure. The directors also reviewed information provided by each Sub-Adviser with respect to its financial condition and assets under management. Included in their consideration was an evaluation of the services provided by each of the Sub-Advisers and the tenure and experience of the Sub-Adviser’s investment personnel in general and the portfolio managers of each of the Sub-Advised Portfolios in particular. With respect to TBC, the directors noted favorably the investment strategy employed for, and the composition of, the Growth Stock Portfolio and the results it has achieved. The directors expressed continued confidence in William Blair’s research capabilities and its investment process despite the initial performance results for the Mid Cap Growth Stock Portfolio. With respect to Wellington, the directors recalled the resources available to its small cap growth team and the team’s ability to leverage Wellington’s firm wide resources, including access to Wellington’s global analysts. The directors considered the leadership changes within MFS’ global sector teams and improvements made to its internal investment review process described during MFS’ presentation. With respect to FMI, the directors considered information regarding changes in the firm’s portfolio management committee over the last year and information concerning long-term ownership succession planning for FMI’s Executive Chairman’s equity stake in the firm. The directors considered a statement on firm succession for Sarofim & Co., which outlined a number of changes to the executive leadership of the firm. With respect to Sarofim & Co., the directors also considered the addition of investment professionals over the last year. In addition, with respect to both FMI and Sarofim & Co. in particular, the directors recalled favorably the extent to which the firms align themselves with their clients by investing firm assets in the same strategies used to manage their respective Sub-Advised Portfolio. The directors also considered each Sub-Adviser’s investment philosophy and process and the scope of services provided by the Sub-Advisers, and concluded that generally there had been no changes in the level of service provided. Consideration was also given to the Sub-Advisers’ respective reputations and experience in providing investment management services and the performance of each Sub-Advised Portfolio. Also considered were other recent organizational and other firm developments. Based on their review of these factors, their discussions with the Sub-Advisers and their experience with the services provided by the Sub-

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Advisers for the respective Sub-Advised Portfolios, the directors concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each Sub-Adviser in providing those services.

Investment Performance. The directors reviewed the investment performance of each of the Sub-Advised Portfolios over a variety of time periods. In addition to absolute performance and risk adjusted performance for each Sub-Advised Portfolio for both short and long term periods, the directors considered (i) a comparison of each Sub-Advised Portfolio’s one-, three- and five-year performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Sub-Advised Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year periods. The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios. In particular, the directors were satisfied with the strong initial performance of TBC and Wellington as sub-advisers for the Growth Stock and Small Cap Growth Stock Portfolios, respectively. With respect to the initial underperformance of the Mid Cap Growth Stock Portfolio sub-advised by William Blair, the directors considered the favorable five-year rolling performance of William Blair’s mid cap growth composite and expressed confidence that William Blair’s research capabilities and investment process would result in favorable performance over a full market cycle. The directors noted that the Emerging Markets Equity and Research International Core Portfolios performed well over the longer term and viewed favorably internal review process improvements made by MFS in response to nearer term underperformance. With respect to the Large Cap Blend Portfolio, the directors noted the improved performance of the Portfolio and expressed continued confidence in the investment strategy employed by FMI as articulated by FMI’s management at its in-person presentation to the directors. With respect to initial underperformance of the Large Cap Core Stock Portfolio sub-advised by Sarofim & Co., the directors considered the long-term investment horizon employed by the firm and the favorable investment results the strategy had achieved over longer periods with lower volatility. The directors also noted Sarofim & Co.’s improved near term performance for year-to-date 2014. The directors were particularly satisfied with the consistently strong performance record of Templeton as sub-adviser for the International Equity Portfolio as well as the low portfolio turnover rate that resulted from Templeton’s investment strategy.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. Generally speaking, while attentive to short term performance and what it might indicate, the directors provided greater weight to longer term performance. For the reasons and based on the discussion summarized above, the Board concluded that, in the totality of circumstances and within the context of its overall determinations regarding the Sub-Advisory Agreements, it was satisfied with the relative investment performance of the Sub-Advised Portfolios, as well as the ability of William Blair to achieve favorable long-term performance for the Mid Cap Growth Stock Portfolio.

Management Fees and Other Expenses. The directors evaluated the reasonableness of the management fees and total expenses paid by the Sub-Advised Portfolios under the Sub-Advisory Agreements. The directors considered the actual and contractual fees paid by each Sub-Advised Portfolio. The directors also considered the sub-advisory fees paid by Mason Street Advisors out of its management fee, including a comparison of those fees with fees charged by the respective Sub-Advisers for similarly managed accounts. In considering the level of management fees, the directors also considered the size of the Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the existing expense cap and/or fee waiver arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio.

The directors noted that Mason Street Advisors had engaged affiliates of MFS and Templeton to sub-advise certain assets allocated to international investments for two Northwestern Mutual accounts (“NM Accounts”) advised by Mason Street Advisors. The directors did not, however, consider the sub-advisory fees charged by such MFS and Templeton affiliates to the NM Accounts as particularly relevant in assessing the fees charged by MFS for the Series Fund’s Research International Core and Emerging Markets Equity Portfolios and by Templeton for the Series Fund’s International Equity Portfolio because the fees were based on different factors and considerations, including differences in the level and nature of services provided by Mason Street Advisors and the MFS and Templeton affiliates to the NM Accounts, and the differences in the investment mandate, objectives, portfolio managers and policies of those accounts, as compared to those of the Series Fund’s Research International Core, Emerging Markets Equity and International Equity Portfolios.

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As part of their evaluation, the directors received and reviewed an independent analysis prepared by Lipper of comparative expense data for each Sub-Advised Portfolio. Lipper provided data comparing each Portfolio’s net and total expenses with those of a peer group of funds underlying variable insurance products, as well as a universe of funds underlying variable insurance products across each fund’s investment classification and objective, each as selected by Lipper. The directors considered the comparative data as a guide to help assess the reasonableness of each Portfolio’s net and total expense ratios. The directors considered that the Lipper expense rankings of the Portfolios sub-advised by TBC, Wellington, William Blair, Sarofim & Co. and Templeton were in the top Lipper quintiles (meaning lowest expenses) of their respective peer groups. The directors considered the placement of the Large Cap Blend Portfolio sub-advised by FMI within the 3rd quintile of its peer group (as of September 30, 2013), and noted the expense cap arrangement in place for the Portfolio. The directors also considered the nature of the higher total operating expenses of the Emerging Markets Equity and the Research International Core Portfolios sub-advised by MFS, which were in the 5th quintile and 4th quintile, respectively, of their corresponding Lipper peer groups (as of September 30, 2013), and noted the expense cap arrangements in place with respect to those Portfolios as well.

Based on their review of the above information and other factors deemed relevant by the directors, the directors concluded that the management fees and total expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios over time and the expense caps and waivers that are in place.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors due to its relationship with the Sub-Advised Portfolios. The directors considered Mason Street Advisors’ quarterly presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Sub-Advised Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to the revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by the aforementioned information regarding the ranking of each Sub-Advised Portfolio within the Portfolio’s respective Lipper category. The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided and the financial statements of certain Sub-Advisers or their affiliates who had not provided specific profitability information. The directors also considered that full year profitability data was not available for certain Sub-Advisers that began providing sub-advisory services to the Series Fund in July 2013. In all instances, including those where profitability information had not been provided, the sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and such Sub-Advisers. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information had been developed using a variety of assumptions and other factors.

The directors considered certain fall-out benefits that may be realized by Mason Street Advisors and its affiliates due to their relationship with the Sub-Advised Portfolios, including the participation of fund families advised by certain Sub-Advisers to the Sub-Advised Portfolios in the brokerage platform and/or affinity fund or select fund programs offered by an affiliate of Mason Street Advisors and the payment of fees by those entities to affiliates of Mason Street Advisors. The directors also reviewed information concerning the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers arising from their relationships with the Sub-Advised Portfolios. Based on their review, the directors concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-Advised Portfolios, and the profits realized by Mason Street Advisors and the Sub-Advisers due to their relationship with the Sub-Advised Portfolios, were not excessive.

Economics of Scale. The directors also considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with such Portfolio’s investors. The directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios and the extent to which the Sub-Advised Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account the expense cap arrangements in place for the Large Cap Blend, Emerging Markets Equity and Research International Core Portfolios, and the fee waiver arrangements in place with respect to the Growth Stock, Mid Cap Growth Stock, Small Cap Growth Stock, International Equity and Large Cap Core Stock Portfolios. The directors also considered the total assets of each Sub-Advised Portfolio and the expense ratios of the Sub-Advised Portfolios. Based on this information, the Board concluded, within the context of its overall determinations regarding the Sub-Advisory Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such Portfolio’s investors.

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Other Information

The directors were presented with other information intended to assist them in their consideration of the continuation of the Advisory Agreement and Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street Advisors to the Portfolios and information regarding Mason Street Advisors’ and the Sub-Advisers’ brokerage practices and commissions. The directors considered reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, including any recent compliance exceptions noted and the applicable Sub-Adviser’s response. Also considered were key affiliations and business relationships between the Sub-Advisers and their affiliates and Mason Street Advisors’ parent company and affiliates. Their review further included information relating to each Sub-Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which an Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions, and information regarding each Sub-Adviser’s code of ethics and business continuity plans, portfolio manager compensation, portfolio turnover, succession planning and other matters.

Conclusions of the Directors

Based on a consideration of all information they deemed relevant in its totality, the directors, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment concluded that the terms of the Advisory Agreement and Sub-Advisory Agreements were fair and reasonable and approved the continuation of each Agreement for another year as being in the best interests of Series Fund and each Portfolio.

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Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Disclosure Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(3) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: August 11, 2014

By:	/s/ John C. Kelly
John C. Kelly, Vice-President,
Chief Financial Officer and
Treasurer

Date: August 11, 2014